UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to March 31, 2017

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

[Insert Semi-Annual Report for the period ended March 31, 2017].

Semi-Annual Report

March 31, 2017 (Unaudited)

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

AQR Large Cap Relaxed Constraint Equity Fund

AQR Small Cap Relaxed Constraint Equity Fund

AQR International Relaxed Constraint Equity Fund

AQR Emerging Relaxed Constraint Equity Fund

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.7%

Aerospace & Defense - 4.7%
Boeing Co. (The)	70,260	$12,426,183
BWX Technologies, Inc.	33,907	1,613,973
General Dynamics Corp.	4,681	876,283
Huntington Ingalls Industries, Inc.	91,353	18,292,525
L3 Technologies, Inc.	29,530	4,881,014
Northrop Grumman Corp.	41,577	9,888,674
Raytheon Co.	100,550	15,333,875
Spirit AeroSystems Holdings, Inc., Class A	234,113	13,559,825

		76,872,352

Air Freight & Logistics - 0.2%
FedEx Corp.	15,054	2,937,788

Airlines - 3.2%
Alaska Air Group, Inc.	90,131	8,311,881
Copa Holdings SA, Class A (Panama)	4,799	538,688
Delta Air Lines, Inc.	365,717	16,808,353
JetBlue Airways Corp. *	244,471	5,038,547
Southwest Airlines Co.	71,339	3,835,185
United Continental Holdings, Inc. *	238,075	16,817,618

		51,350,272

Auto Components - 0.8%
Goodyear Tire & Rubber Co. (The)	62,358	2,244,888
Lear Corp.	77,378	10,955,177

		13,200,065

Automobiles - 0.5%
General Motors Co.	156,215	5,523,762
Thor Industries, Inc.	35,384	3,401,464

		8,925,226

Banks - 9.4%
Bank of America Corp.	551,618	13,012,669
Bank of Hawaii Corp.	5,603	461,463
BB&T Corp.	69,034	3,085,820
Citigroup, Inc.	206,752	12,367,905
Commerce Bancshares, Inc.	29,320	1,646,611
Cullen/Frost Bankers, Inc.	8,616	766,566
East West Bancorp, Inc.	58,175	3,002,412
Fifth Third Bancorp	496,800	12,618,720
JPMorgan Chase & Co.	354,322	31,123,644
M&T Bank Corp.	30,116	4,659,849
PNC Financial Services Group, Inc. (The)	105,530	12,688,927
Popular, Inc.	91,966	3,745,775
Regions Financial Corp.	436,097	6,336,489
SunTrust Banks, Inc.	245,486	13,575,376
US Bancorp	229,101	11,798,701
Wells Fargo & Co.	377,258	20,998,180

		151,889,107

Beverages - 0.8%
Constellation Brands, Inc., Class A	53,961	8,745,459
Molson Coors Brewing Co., Class B	7,297	698,396
PepsiCo, Inc.	24,650	2,757,349

		12,201,204

INVESTMENTS	SHARES	VALUE
Biotechnology - 1.3%
Amgen, Inc.	14,816	$2,430,861
Biogen, Inc. *	16,567	4,529,749
Bioverativ, Inc. *	8,283	451,092
Gilead Sciences, Inc.	22,958	1,559,308
United Therapeutics Corp. *	89,611	12,131,537

		21,102,547

Building Products - 0.9%
AO Smith Corp.	80,530	4,119,915
Owens Corning	165,275	10,142,927

		14,262,842

Capital Markets - 1.6%
Bank of New York Mellon Corp. (The)	105,001	4,959,197
BlackRock, Inc.	1,227	470,567
FactSet Research Systems, Inc.	9,436	1,556,091
Federated Investors, Inc., Class B	34,818	917,106
Goldman Sachs Group, Inc. (The)	13,489	3,098,693
Morgan Stanley	85,919	3,680,770
Raymond James Financial, Inc.	6,116	466,406
S&P Global, Inc.	17,709	2,315,275
State Street Corp.	97,563	7,766,990

		25,231,095

Chemicals - 2.3%
Cabot Corp.	79,952	4,789,924
Dow Chemical Co. (The)	85,248	5,416,658
EI du Pont de Nemours & Co.	59,372	4,769,353
Huntsman Corp.	567,672	13,930,671
LyondellBasell Industries NV, Class A	60,867	5,550,462
Monsanto Co.	28,162	3,187,938

		37,645,006

Commercial Services & Supplies - 0.7%
Cintas Corp.	68,301	8,642,808
Republic Services, Inc.	13,617	855,284
Waste Management, Inc.	33,664	2,454,779

		11,952,871

Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	34,368	428,913
Cisco Systems, Inc.	625,577	21,144,503
CommScope Holding Co., Inc. *	44,949	1,874,823
F5 Networks, Inc. *	12,764	1,819,763

		25,268,002

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	36,131	1,997,322

Consumer Finance - 0.5%
Capital One Financial Corp.	26,127	2,264,166
Discover Financial Services	81,194	5,552,857

		7,817,023

Containers & Packaging - 0.3%
Avery Dennison Corp.	35,004	2,821,322
Packaging Corp. of America	27,945	2,560,321

		5,381,643

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Distributors - 0.1%
LKQ Corp. *	30,523	$893,408

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *	131,492	21,917,087

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	253,065	10,514,851

Electric Utilities - 1.3%
Edison International	15,877	1,263,968
Exelon Corp.	29,451	1,059,647
Hawaiian Electric Industries, Inc.	29,323	976,749
Pinnacle West Capital Corp.	163,297	13,615,704
Xcel Energy, Inc.	111,298	4,947,196

		21,863,264

Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. *	102,067	7,492,739
Avnet, Inc.	38,619	1,767,205
CDW Corp.	17,240	994,920
Corning, Inc.	259,570	7,008,390
Dolby Laboratories, Inc., Class A	62,258	3,262,942
Keysight Technologies, Inc. *	60,078	2,171,219

		22,697,415

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	30,914	1,849,276
Rowan Cos. plc, Class A *	457,737	7,131,542

		8,980,818

Equity Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	31,544	3,833,858
AvalonBay Communities, Inc.	10,236	1,879,330
Boston Properties, Inc.	11,170	1,479,020
Crown Castle International Corp.	20,620	1,947,559
Digital Realty Trust, Inc.	58,944	6,271,052
Equinix, Inc.	7,311	2,927,105
Equity Residential	45,227	2,814,024
Essex Property Trust, Inc.	2,826	654,304
GGP, Inc.	53,013	1,228,841
HCP, Inc.	45,628	1,427,244
Host Hotels & Resorts, Inc.	97,937	1,827,504
Prologis, Inc.	38,097	1,976,472
Public Storage	23,955	5,243,989
Realty Income Corp.	46,031	2,740,225
Simon Property Group, Inc.	28,970	4,983,709
Ventas, Inc.	65,952	4,289,518
Vornado Realty Trust	12,491	1,252,972
Welltower, Inc.	27,691	1,961,077
Weyerhaeuser Co.	75,677	2,571,505

		51,309,308

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	7,308	1,225,479
Wal-Mart Stores, Inc.	319,815	23,052,265

		24,277,744

Food Products - 2.4%
Archer-Daniels-Midland Co.	16,554	762,146

INVESTMENTS	SHARES	VALUE
Food Products - 2.4% (continued)
Bunge Ltd.	62,036	$4,916,973
Ingredion, Inc.	101,757	12,254,596
JM Smucker Co. (The)	10,810	1,416,975
Pilgrim’s Pride Corp. (a)	255,929	5,759,682
Tyson Foods, Inc., Class A	225,799	13,934,056

		39,044,428

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	129,612	6,721,678
Danaher Corp.	18,424	1,575,805
Hill-Rom Holdings, Inc.	6,934	489,540
IDEXX Laboratories, Inc. *	11,375	1,758,689

		10,545,712

Health Care Providers & Services - 3.7%
Aetna, Inc.	88,244	11,255,522
Anthem, Inc.	70,949	11,733,546
Centene Corp. *	65,856	4,692,898
Cigna Corp.	16,682	2,443,746
Express Scripts Holding Co. *	27,296	1,799,079
Humana, Inc.	9,797	2,019,554
UnitedHealth Group, Inc.	53,898	8,839,811
WellCare Health Plans, Inc. *	120,803	16,937,789

		59,721,945

Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	16,462	723,670
Carnival Corp.	185,768	10,943,593
Darden Restaurants, Inc.	130,284	10,900,862
International Game Technology plc	229,836	5,447,113
McDonald’s Corp.	20,509	2,658,171
Royal Caribbean Cruises Ltd.	41,872	4,108,062
Wyndham Worldwide Corp.	12,973	1,093,494

		35,874,965

Household Durables - 0.5%
DR Horton, Inc.	132,464	4,412,376
Garmin Ltd.	20,189	1,031,860
PulteGroup, Inc.	112,438	2,647,915

		8,092,151

Household Products - 1.2%
Procter & Gamble Co. (The)	184,502	16,577,505
Spectrum Brands Holdings, Inc.	15,391	2,139,503

		18,717,008

Industrial Conglomerates - 0.2%
3M Co.	5,269	1,008,118
Carlisle Cos., Inc.	19,707	2,097,022

		3,105,140

Insurance - 5.6%
Aflac, Inc.	79,466	5,754,928
Alleghany Corp. *	997	612,816
Allstate Corp. (The)	135,917	11,075,876
American Financial Group, Inc.	57,800	5,515,276
Assurant, Inc.	18,117	1,733,253
Assured Guaranty Ltd.	282,840	10,496,192
Chubb Ltd.	40,304	5,491,420
CNA Financial Corp.	21,103	932,120

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 5.6% (continued)
Everest Re Group Ltd.	50,631	$11,838,034
Lincoln National Corp.	27,710	1,813,620
Prudential Financial, Inc.	69,683	7,433,783
Reinsurance Group of America, Inc.	67,025	8,510,835
Travelers Cos., Inc. (The)	115,307	13,899,106
Unum Group	55,933	2,622,698
Validus Holdings Ltd.	20,047	1,130,450
WR Berkley Corp.	31,629	2,233,956

		91,094,363

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. *	15,383	13,637,645
Priceline Group, Inc. (The) *	613	1,091,121

		14,728,766

Internet Software & Services - 4.8%
Akamai Technologies, Inc. *	106,900	6,381,930
Alphabet, Inc., Class A *	26,576	22,531,133
Alphabet, Inc., Class C *	19,182	15,912,620
eBay, Inc. *	327,372	10,989,878
Facebook, Inc., Class A *	147,502	20,952,659
IAC/InterActiveCorp. *	19,318	1,424,123

		78,192,343

IT Services - 2.0%
Accenture plc, Class A	73,552	8,817,414
Amdocs Ltd.	33,057	2,016,146
Booz Allen Hamilton Holding Corp.	82,753	2,928,629
Cognizant Technology Solutions Corp., Class A *	16,489	981,425
Computer Sciences Corp.	65,063	4,489,998
Fiserv, Inc. *	31,295	3,608,627
International Business Machines Corp.	54,703	9,525,980

		32,368,219

Leisure Products - 0.1%
Brunswick Corp.	34,937	2,138,144

Life Sciences Tools & Services - 0.1%
Bruker Corp.	20,410	476,165
Charles River Laboratories International, Inc. *	10,094	907,955
Mettler-Toledo International, Inc. *	1,762	843,840

		2,227,960

Machinery - 2.7%
Crane Co.	23,055	1,725,206
Cummins, Inc.	52,103	7,877,974
Illinois Tool Works, Inc.	28,605	3,789,304
Ingersoll-Rand plc	23,061	1,875,320
Oshkosh Corp.	243,506	16,702,077
Stanley Black & Decker, Inc.	43,274	5,749,816
Toro Co. (The)	23,659	1,477,741
Trinity Industries, Inc.	148,222	3,935,294

		43,132,732

Media - 1.5%
Cable One, Inc.	1,326	828,047
CBS Corp. (Non-Voting), Class B	33,118	2,297,064
Comcast Corp., Class A	263,262	9,896,019

INVESTMENTS	SHARES	VALUE
Media - 1.5% (continued)
John Wiley & Sons, Inc., Class A	19,965	$1,074,117
Scripps Networks Interactive, Inc., Class A	34,366	2,693,263
TEGNA, Inc.	32,753	839,132
Time Warner, Inc.	54,921	5,366,331
Walt Disney Co. (The)	5,135	582,258

		23,576,231

Metals & Mining - 0.8%
Newmont Mining Corp.	34,694	1,143,514
Reliance Steel & Aluminum Co.	29,739	2,379,715
Steel Dynamics, Inc.	282,289	9,812,366

		13,335,595

Multiline Retail - 0.2%
Kohl’s Corp.	62,774	2,499,033

Multi-Utilities - 1.5%
Ameren Corp.	139,487	7,614,595
Consolidated Edison, Inc.	99,398	7,719,249
DTE Energy Co.	27,286	2,786,173
Public Service Enterprise Group, Inc.	130,753	5,798,896
SCANA Corp.	12,079	789,363

		24,708,276

Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	66,261	5,434,065
ONEOK, Inc.	28,999	1,607,705
Pioneer Natural Resources Co.	10,426	1,941,634
Valero Energy Corp.	141,684	9,392,232
World Fuel Services Corp.	12,974	470,307

		18,845,943

Pharmaceuticals - 3.0%
Johnson & Johnson	197,339	24,578,573
Merck & Co., Inc.	190,597	12,110,533
Pfizer, Inc.	350,449	11,988,860

		48,677,966

Professional Services - 0.1%
ManpowerGroup, Inc.	19,983	2,049,656

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	18,438	641,458
Jones Lang LaSalle, Inc.	2,862	318,970

		960,428

Road & Rail - 0.8%
CSX Corp.	34,296	1,596,479
Norfolk Southern Corp.	16,325	1,827,910
Old Dominion Freight Line, Inc.	20,045	1,715,251
Ryder System, Inc.	26,546	2,002,630
Union Pacific Corp.	53,306	5,646,171

		12,788,441

Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	505,474	19,662,939
Intel Corp.	536,920	19,366,705
Lam Research Corp.	68,506	8,793,430
Micron Technology, Inc. *	282,932	8,176,735

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.6% (continued)
NVIDIA Corp.	56,110	$6,112,062
QUALCOMM, Inc.	66,627	3,820,392
Skyworks Solutions, Inc.	85,243	8,352,109
Texas Instruments, Inc.	197,777	15,932,915

		90,217,287

Software - 4.5%
Activision Blizzard, Inc.	183,950	9,171,747
CA, Inc.	61,680	1,956,490
Cadence Design Systems, Inc. *	19,993	627,780
CDK Global, Inc.	29,288	1,904,013
Citrix Systems, Inc. *	90,376	7,536,455
Electronic Arts, Inc. *	58,726	5,257,151
Microsoft Corp.	494,189	32,547,287
Synopsys, Inc. *	74,966	5,407,298
VMware, Inc., Class A *(a)	98,225	9,050,451

		73,458,672

Specialty Retail - 4.3%
Best Buy Co., Inc.	344,731	16,943,529
Burlington Stores, Inc. *	65,448	6,367,436
Dick’s Sporting Goods, Inc.	59,361	2,888,506
Foot Locker, Inc.	103,835	7,767,896
GameStop Corp., Class A	30,984	698,689
Home Depot, Inc. (The)	117,200	17,208,476
Lowe’s Cos., Inc.	33,077	2,719,260
Murphy USA, Inc. *	54,606	4,009,173
Ross Stores, Inc.	53,933	3,552,567
TJX Cos., Inc. (The)	34,706	2,744,550
Ulta Beauty, Inc. *	13,595	3,877,702
Urban Outfitters, Inc. *	58,899	1,399,440

		70,177,224

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	408,644	58,705,797
Hewlett Packard Enterprise Co.	617,963	14,645,723
HP, Inc.	539,980	9,654,842
NCR Corp. *	28,388	1,296,764
NetApp, Inc.	69,980	2,928,663

		87,231,789

Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd.	76,652	2,921,208
PVH Corp.	23,962	2,479,348

		5,400,556

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc.	31,509	440,181

Tobacco - 1.5%
Altria Group, Inc.	127,125	9,079,267
Philip Morris International, Inc.	100,862	11,387,320
Reynolds American, Inc.	53,626	3,379,511

		23,846,098

Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. *	50,307	2,068,876
MSC Industrial Direct Co., Inc., Class A	72,137	7,412,798

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - 0.9% (continued)
United Rentals, Inc. *	40,685	$5,087,659

		14,569,333

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	14,016	1,129,409

TOTAL COMMON STOCKS (cost $1,346,385,339)		1,583,384,254

SHORT-TERM INVESTMENT - 2.2%

Investment Company - 2.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $35,159,674) (2)(c)	35,159,674	35,159,674

SECURITIES LENDING COLLATERAL - 0.8%

Investment Company - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $13,589,300) (2)(c)(d)	13,589,300	13,589,300

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.7% (cost $1,395,134,313)		1,632,133,228

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)% (e)		(11,589,126)

NET ASSETS - 100.0%		$1,620,544,102

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$185,505,771	11.2%
Consumer Staples	118,086,482	7.3
Energy	27,826,761	1.8
Financials	298,388,855	18.4
Health Care	142,276,130	8.8
Industrials	236,148,158	14.6
Information Technology	409,433,726	25.3
Materials	56,362,244	3.5
Real Estate	52,269,736	3.3
Telecommunication Services	10,514,851	0.6
Utilities	46,571,540	2.9
Short-Term Investment	35,159,674	2.2
Securities Lending Collateral	13,589,300	0.8

Total Investments In Securities At Value	1,632,133,228	100.7
Liabilities in Excess of Other Assets (e)	(11,589,126)	(0.7)

Net Assets	$1,620,544,102	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $13,271,661.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
222	GSCO	S&P 500 E-Mini Futures	06/2017	$26,274,612	$26,187,120	$(87,492)

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,136,756	$1,136,756

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Aerospace & Defense - 0.9%
AAR Corp.	9,576	$322,041
Curtiss-Wright Corp.	21,437	1,956,341
DigitalGlobe, Inc. *	23,843	780,858
Esterline Technologies Corp. *	6,742	580,149
Moog, Inc., Class A *	11,819	796,010
National Presto Industries, Inc.	11,022	1,126,448
TASER International, Inc. *	14,264	325,076
Vectrus, Inc. *	47,940	1,071,459

		6,958,382

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	51,431	825,468
Hub Group, Inc., Class A *	5,580	258,912

		1,084,380

Airlines - 0.4%
Allegiant Travel Co.	5,157	826,410
Hawaiian Holdings, Inc. *	18,265	848,409
SkyWest, Inc.	36,908	1,264,099

		2,938,918

Auto Components - 4.5%
American Axle & Manufacturing Holdings, Inc. *	284,626	5,345,276
Cooper Tire & Rubber Co.	127,707	5,663,805
Cooper-Standard Holdings, Inc. *	68,112	7,555,664
Dana, Inc.	75,270	1,453,464
Dorman Products, Inc. *	16,142	1,325,742
LCI Industries	48,868	4,877,026
Metaldyne Performance Group, Inc.	31,741	725,282
Standard Motor Products, Inc.	4,963	243,882
Stoneridge, Inc. *	92,763	1,682,721
Superior Industries International, Inc.	29,295	742,628
Tenneco, Inc.	58,856	3,673,792
Tower International, Inc.	10,616	287,694

		33,576,976

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	617,877

Banks - 9.9%
1st Source Corp.	12,341	579,410
Ameris Bancorp	13,565	625,346
Banc of California, Inc.	15,647	323,893
BancorpSouth, Inc.	7,574	229,113
Bank of the Ozarks, Inc.	9,074	471,939
BNC Bancorp	9,435	330,697
Brookline Bancorp, Inc.	68,576	1,073,214
Cardinal Financial Corp.	34,597	1,035,834
Cathay General Bancorp	26,836	1,011,180
CenterState Banks, Inc.	52,094	1,349,235
Central Pacific Financial Corp.	9,052	276,448
Chemical Financial Corp.	65,308	3,340,504
City Holding Co.	5,517	355,736
Community Bank System, Inc.	4,534	249,279
Community Trust Bancorp, Inc.	5,161	236,116
Customers Bancorp, Inc. *	47,060	1,483,802
Eagle Bancorp, Inc. *	4,967	296,530

INVESTMENTS	SHARES	VALUE
Banks - 9.9% (continued)
Enterprise Financial Services Corp.	29,209	$1,238,462
Fidelity Southern Corp.	34,506	772,244
First BanCorp *	252,971	1,429,286
First Busey Corp.	10,793	317,314
First Citizens BancShares, Inc., Class A	7,518	2,521,312
First Commonwealth Financial Corp.	32,058	425,089
First Financial Bancorp	50,378	1,382,876
First Financial Corp.	5,448	258,780
First Interstate BancSystem, Inc., Class A	44,977	1,783,338
First Merchants Corp.	45,513	1,789,571
First Midwest Bancorp, Inc.	11,060	261,901
Flushing Financial Corp.	11,180	300,407
Fulton Financial Corp.	98,410	1,756,618
Great Southern Bancorp, Inc.	12,259	619,079
Great Western Bancorp, Inc.	131,321	5,569,324
Hancock Holding Co.	50,734	2,310,934
Hanmi Financial Corp.	44,419	1,365,884
Heartland Financial USA, Inc.	27,699	1,383,565
Heritage Financial Corp.	15,782	390,604
Hilltop Holdings, Inc.	59,624	1,637,871
Home BancShares, Inc.	19,066	516,117
Hope Bancorp, Inc.	80,583	1,544,776
IBERIABANK Corp.	3,447	272,658
International Bancshares Corp.	69,059	2,444,689
LegacyTexas Financial Group, Inc.	56,000	2,234,400
MB Financial, Inc.	35,823	1,533,941
NBT Bancorp, Inc.	31,465	1,166,408
Pacific Premier Bancorp, Inc. *	30,049	1,158,389
Pinnacle Financial Partners, Inc.	5,285	351,188
Preferred Bank	16,279	873,531
PrivateBancorp, Inc.	34,610	2,054,796
Prosperity Bancshares, Inc.	44,636	3,111,576
Renasant Corp.	24,309	964,824
S&T Bancorp, Inc.	7,320	253,272
Sandy Spring Bancorp, Inc.	19,049	780,819
ServisFirst Bancshares, Inc.	71,288	2,593,457
Simmons First National Corp., Class A	7,766	428,295
Stock Yards Bancorp, Inc.	7,609	309,306
Texas Capital Bancshares, Inc. *	31,275	2,609,899
Tompkins Financial Corp.	4,306	346,848
Towne Bank	33,045	1,070,658
TriCo Bancshares	14,054	499,339
Trustmark Corp.	43,983	1,398,220
UMB Financial Corp.	5,831	439,133
Union Bankshares Corp.	19,508	686,291
Webster Financial Corp.	5,607	280,574
Wintrust Financial Corp.	32,402	2,239,626

		72,945,765

Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	1,528	314,799
MGP Ingredients, Inc.	37,988	2,060,089
National Beverage Corp.	23,009	1,944,951

		4,319,839

Biotechnology - 3.9%
Acorda Therapeutics, Inc. *	20,991	440,811
AMAG Pharmaceuticals, Inc. *	73,935	1,667,234
Array BioPharma, Inc. *	62,800	561,432

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 3.9% (continued)
BioSpecifics Technologies Corp. *	11,198	$613,650
Bluebird Bio, Inc. *	10,420	947,178
Blueprint Medicines Corp. *	5,300	211,947
Clovis Oncology, Inc. *	15,212	968,548
Eagle Pharmaceuticals, Inc. *	29,650	2,459,171
Emergent BioSolutions, Inc. *	58,868	1,709,527
Enanta Pharmaceuticals, Inc. *	10,218	314,714
Exact Sciences Corp. *	139,554	3,296,266
Exelixis, Inc. *	258,665	5,605,271
Five Prime Therapeutics, Inc. *	27,761	1,003,560
PDL BioPharma, Inc. *	561,293	1,274,135
Portola Pharmaceuticals, Inc. *	18,850	738,732
Prothena Corp. plc (Ireland) *(a)	14,289	797,183
Radius Health, Inc. *	5,665	218,952
Repligen Corp. *	27,584	970,957
Retrophin, Inc. *	57,456	1,060,638
Sage Therapeutics, Inc. *	11,485	816,239
TESARO, Inc. *	10,636	1,636,561
Xencor, Inc. *	76,808	1,837,247

		29,149,953

Building Products - 2.6%
American Woodmark Corp. *	8,816	809,309
Apogee Enterprises, Inc.	40,302	2,402,402
Armstrong Flooring, Inc. *	11,475	211,370
Gibraltar Industries, Inc. *	74,199	3,056,999
Insteel Industries, Inc.	76,810	2,775,913
Patrick Industries, Inc. *	52,029	3,688,856
Ply Gem Holdings, Inc. *	14,505	285,749
Trex Co., Inc. *	17,334	1,202,806
Universal Forest Products, Inc.	46,974	4,628,818

		19,062,222

Capital Markets - 0.5%
Evercore Partners, Inc., Class A	6,428	500,741
INTL. FCStone, Inc. *	45,107	1,712,262
Janus Capital Group, Inc.	21,959	289,859
Piper Jaffray Cos.	6,204	396,125
Stifel Financial Corp. *	11,334	568,854

		3,467,841

Chemicals - 3.1%
American Vanguard Corp.	41,239	684,567
Chemours Co. (The)	183,241	7,054,778
Chemtura Corp. *	26,149	873,377
FutureFuel Corp.	28,561	404,995
Ingevity Corp. *	17,387	1,057,999
Innospec, Inc.	23,037	1,491,646
Kraton Corp. *	37,753	1,167,323
Rayonier Advanced Materials, Inc.	135,638	1,824,331
Stepan Co.	29,730	2,343,021
Trinseo SA	85,859	5,761,139

		22,663,176

Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	8,516	371,298
ACCO Brands Corp. *	324,930	4,272,829
Brady Corp., Class A	6,648	256,945
Deluxe Corp.	39,224	2,830,796

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 2.7% (continued)
Ennis, Inc.	78,064	$1,327,088
Herman Miller, Inc.	50,231	1,584,788
HNI Corp.	39,565	1,823,551
Knoll, Inc.	46,435	1,105,617
Quad/Graphics, Inc.	98,844	2,494,823
Steelcase, Inc., Class A	52,549	880,196
Tetra Tech, Inc.	27,651	1,129,543
UniFirst Corp.	5,911	836,111
Viad Corp.	16,359	739,427
West Corp.	27,470	670,817

		20,323,829

Communications Equipment - 2.0%
Applied Optoelectronics, Inc. *	22,235	1,248,495
Extreme Networks, Inc. *	32,079	240,913
Finisar Corp. *	142,520	3,896,497
InterDigital, Inc.	17,172	1,481,944
Ixia (2) *	23,503	461,834
Lumentum Holdings, Inc. *	22,013	1,174,394
NETGEAR, Inc. *	63,684	3,155,542
Oclaro, Inc. *	183,379	1,800,782
Plantronics, Inc.	5,941	321,467
Sonus Networks, Inc. *	51,529	339,576
Ubiquiti Networks, Inc. *	9,966	500,891

		14,622,335

Construction & Engineering - 2.2%
Argan, Inc.	69,642	4,606,818
Dycom Industries, Inc. *	16,108	1,497,238
EMCOR Group, Inc.	56,867	3,579,778
MasTec, Inc. *	78,637	3,149,412
MYR Group, Inc. *	22,656	928,896
Tutor Perini Corp. *	78,397	2,493,025

		16,255,167

Construction Materials - 0.3%
Headwaters, Inc. *	38,812	911,306
Summit Materials, Inc., Class A *	30,505	753,778
US Concrete, Inc. *(a)	5,720	369,226

		2,034,310

Consumer Finance - 0.5%
FirstCash, Inc.	12,405	609,706
LendingClub Corp. *	136,429	748,995
Nelnet, Inc., Class A	13,369	586,364
Regional Management Corp. *	19,260	374,222
World Acceptance Corp. *	34,164	1,769,012

		4,088,299

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	558,862

Diversified Consumer Services - 1.3%
American Public Education, Inc. *	54,097	1,238,821
Capella Education Co.	18,212	1,548,475
Career Education Corp. *	166,469	1,448,280
DeVry Education Group, Inc.	52,688	1,867,790
Grand Canyon Education, Inc. *	24,810	1,776,644
K12, Inc. *	73,623	1,409,881

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 1.3% (continued)
Strayer Education, Inc.	3,505	$282,118

		9,572,009

Diversified Telecommunication Services - 0.3%
FairPoint Communications, Inc. *	27,386	454,608
General Communication, Inc., Class A *	13,639	283,691
IDT Corp., Class B	63,584	808,789
Vonage Holdings Corp. *	160,064	1,011,604

		2,558,692

Electric Utilities - 0.3%
Spark Energy, Inc., Class A (a)	80,372	2,567,885

Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	5,301	106,550
Encore Wire Corp.	5,076	233,496
EnerSys	7,160	565,210
LSI Industries, Inc.	9,897	99,861

		1,005,117

Electronic Equipment, Instruments & Components - 4.7%
Anixter International, Inc. *	13,647	1,082,207
AVX Corp.	42,519	696,461
Belden, Inc.	18,558	1,284,028
Coherent, Inc. *	22,291	4,583,921
CTS Corp.	10,541	224,523
ePlus, Inc. *	7,472	1,009,094
II-VI, Inc. *	73,616	2,653,857
Insight Enterprises, Inc. *	39,525	1,624,082
Littelfuse, Inc.	3,816	610,216
Methode Electronics, Inc.	68,495	3,123,372
Plexus Corp. *	13,071	755,504
Rogers Corp. *	11,380	977,201
Sanmina Corp. *	181,465	7,367,479
SYNNEX Corp.	16,513	1,848,465
Tech Data Corp. *	29,243	2,745,918
TTM Technologies, Inc. *	217,985	3,516,098
Vishay Intertechnology, Inc.	36,684	603,452

		34,705,878

Energy Equipment & Services - 1.3%
Archrock, Inc.	17,735	219,914
Atwood Oceanics, Inc. *(a)	306,006	2,916,237
Exterran Corp. *	30,915	972,277
Matrix Service Co. *	19,649	324,208
McDermott International, Inc. *	387,003	2,612,270
Parker Drilling Co. *	160,834	281,460
US Silica Holdings, Inc.	43,507	2,087,901

		9,414,267

Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust	22,872	687,532
Agree Realty Corp.	28,285	1,356,549
American Assets Trust, Inc.	13,359	558,941
CBL & Associates Properties, Inc.	76,168	726,643
Chesapeake Lodging Trust	23,409	560,880
Colony Starwood Homes	25,810	876,249
CoreSite Realty Corp.	17,530	1,578,576
Cousins Properties, Inc.	152,602	1,262,019

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 6.9% (continued)
DiamondRock Hospitality Co.	98,561	$1,098,955
DuPont Fabros Technology, Inc.	36,083	1,789,356
EastGroup Properties, Inc.	8,424	619,417
Education Realty Trust, Inc.	29,191	1,192,452
FelCor Lodging Trust, Inc.	109,811	824,681
First Industrial Realty Trust, Inc.	50,404	1,342,259
Four Corners Property Trust, Inc.	50,568	1,154,467
Franklin Street Properties Corp.	62,690	761,057
GEO Group, Inc. (The)	34,901	1,618,359
Global Net Lease, Inc.	21,603	520,200
Government Properties Income Trust	27,835	582,587
Gramercy Property Trust	53,933	1,418,438
Healthcare Realty Trust, Inc.	49,334	1,603,355
Hudson Pacific Properties, Inc.	28,576	989,873
Kite Realty Group Trust	29,359	631,218
LaSalle Hotel Properties	47,297	1,369,248
Lexington Realty Trust	86,129	859,567
LTC Properties, Inc.	15,264	731,146
Mack-Cali Realty Corp.	57,265	1,542,719
Medical Properties Trust, Inc.	101,004	1,301,942
Monmouth Real Estate Investment Corp.	74,001	1,055,994
Monogram Residential Trust, Inc.	92,620	923,421
National Health Investors, Inc.	12,852	933,441
Pebblebrook Hotel Trust	32,404	946,521
Pennsylvania REIT	35,593	538,878
Physicians Realty Trust	48,583	965,344
Potlatch Corp.	15,775	720,917
PS Business Parks, Inc.	4,743	544,307
QTS Realty Trust, Inc., Class A	20,958	1,021,702
Ramco-Gershenson Properties Trust	36,446	510,973
Retail Opportunity Investments Corp.	31,613	664,821
Rexford Industrial Realty, Inc.	45,584	1,026,552
RLJ Lodging Trust	56,430	1,326,669
Ryman Hospitality Properties, Inc.	19,404	1,199,749
Sabra Health Care REIT, Inc.	35,103	980,427
Select Income REIT	28,994	747,755
Seritage Growth Properties, Class A (a)	15,237	657,477
STAG Industrial, Inc.	23,309	583,191
Summit Hotel Properties, Inc.	66,119	1,056,582
Sunstone Hotel Investors, Inc.	92,362	1,415,909
Terreno Realty Corp.	31,022	868,616
Urban Edge Properties	37,635	989,801
Washington Prime Group, Inc.	62,209	540,596
Washington REIT	15,381	481,118
Xenia Hotels & Resorts, Inc.	39,930	681,605

		50,941,051

Food & Staples Retailing - 0.5%
Ingles Markets, Inc., Class A	25,982	1,121,124
SpartanNash Co.	41,879	1,465,346
Weis Markets, Inc.	20,314	1,211,730

		3,798,200

Food Products - 2.0%
Darling Ingredients, Inc. *	149,505	2,170,812
Fresh Del Monte Produce, Inc.	47,622	2,820,651
John B Sanfilippo & Son, Inc.	50,704	3,711,026
Omega Protein Corp.	137,098	2,748,815

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food Products - 2.0% (continued)
Sanderson Farms, Inc.	34,027	$3,533,364

		14,984,668

Gas Utilities - 1.1%
ONE Gas, Inc.	51,008	3,448,141
Southwest Gas Holdings, Inc.	37,247	3,088,149
WGL Holdings, Inc.	19,538	1,612,471

		8,148,761

Health Care Equipment & Supplies - 1.3%
Anika Therapeutics, Inc. *	36,046	1,565,838
Cantel Medical Corp.	2,868	229,727
Cardiovascular Systems, Inc. *	12,829	362,740
Exactech, Inc. *	3,145	79,254
iRadimed Corp. *(a)	35,670	317,463
LeMaitre Vascular, Inc.	35,542	875,399
Masimo Corp. *	46,180	4,306,747
OraSure Technologies, Inc. *	91,379	1,181,530
TransEnterix, Inc. *(a)	250,517	303,126
Zeltiq Aesthetics, Inc. *	14,113	784,824

		10,006,648

Health Care Providers & Services - 1.5%
AMN Healthcare Services, Inc. *	76,080	3,088,848
BioTelemetry, Inc. *	54,896	1,589,239
Chemed Corp.	11,341	2,071,887
Cross Country Healthcare, Inc. *	20,315	291,723
HealthEquity, Inc. *	28,116	1,193,524
Select Medical Holdings Corp. *	71,747	957,823
Tivity Health, Inc. *	43,297	1,259,943
Triple-S Management Corp., Class B *	37,084	651,566

		11,104,553

Health Care Technology - 0.2%
HMS Holdings Corp. *	58,973	1,198,921

Hotels, Restaurants & Leisure - 2.0%
Carrols Restaurant Group, Inc. *	24,352	344,581
Cheesecake Factory, Inc. (The)	17,489	1,108,103
Cracker Barrel Old Country Store, Inc. (a)	8,727	1,389,775
Dave & Buster’s Entertainment, Inc. *	45,084	2,754,182
Denny’s Corp. *	23,901	295,655
Eldorado Resorts, Inc. *(a)	195,582	3,701,389
Isle of Capri Casinos, Inc. *	33,737	889,307
Jack in the Box, Inc.	2,812	286,037
Marcus Corp. (The)	18,663	599,082
Marriott Vacations Worldwide Corp.	15,202	1,519,136
Papa John’s International, Inc.	8,466	677,619
Ruth’s Hospitality Group, Inc.	50,342	1,009,357
Texas Roadhouse, Inc.	11,753	523,361

		15,097,584

Household Durables - 1.1%
Bassett Furniture Industries, Inc.	29,702	798,984
Ethan Allen Interiors, Inc.	11,961	366,605
Flexsteel Industries, Inc.	10,658	537,163
Hooker Furniture Corp.	7,654	237,657
iRobot Corp. *	15,390	1,017,895
KB Home	88,388	1,757,153

INVESTMENTS	SHARES	VALUE
Household Durables - 1.1% (continued)
La-Z-Boy, Inc.	55,539	$1,499,553
Libbey, Inc.	18,768	273,637
TopBuild Corp. *	28,090	1,320,230
ZAGG, Inc. *	30,067	216,482

		8,025,359

Household Products - 0.3%
Central Garden & Pet Co., Class A *	71,698	2,489,355

Insurance - 5.2%
Ambac Financial Group, Inc. *	137,461	2,592,514
American Equity Investment Life Holding Co.	25,164	594,625
AMERISAFE, Inc.	26,504	1,720,110
Argo Group International Holdings Ltd.	41,966	2,845,295
CNO Financial Group, Inc.	102,829	2,107,994
Employers Holdings, Inc.	111,035	4,213,778
Enstar Group Ltd. *	4,552	870,798
FBL Financial Group, Inc., Class A	11,832	774,404
Federated National Holding Co.	24,807	432,386
Genworth Financial, Inc., Class A *	280,193	1,154,395
HCI Group, Inc.	5,610	255,704
Heritage Insurance Holdings, Inc.	91,313	1,166,067
Horace Mann Educators Corp.	29,668	1,217,871
Infinity Property & Casualty Corp.	2,869	273,990
James River Group Holdings Ltd.	7,824	335,337
Maiden Holdings Ltd.	49,482	692,748
National General Holdings Corp.	21,749	516,756
National Western Life Group, Inc., Class A	3,198	972,704
Navigators Group, Inc. (The)	31,358	1,702,739
Primerica, Inc.	69,233	5,690,953
Selective Insurance Group, Inc.	73,984	3,488,346
United Fire Group, Inc.	30,155	1,289,729
United Insurance Holdings Corp.	28,509	454,719
Universal Insurance Holdings, Inc.	135,248	3,313,576

		38,677,538

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	52,129	531,716
Nutrisystem, Inc.	11,534	640,137
PetMed Express, Inc. (a)	12,629	254,348

		1,426,201

Internet Software & Services - 1.2%
Alarm.com Holdings, Inc. *	9,391	288,679
Blucora, Inc. *	14,236	246,283
Brightcove, Inc. *	32,790	291,831
j2 Global, Inc.	14,018	1,176,250
LogMeIn, Inc.	17,898	1,745,055
MeetMe, Inc. *	425,300	2,505,017
RetailMeNot, Inc. *	38,340	310,554
Shutterstock, Inc. *	22,881	946,129
Stamps.com, Inc. *(a)	9,807	1,160,659

		8,670,457

IT Services - 2.2%
Cardtronics plc, Class A *	13,995	654,266
Convergys Corp.	108,723	2,299,492
CSG Systems International, Inc.	49,467	1,870,347

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
IT Services - 2.2% (continued)
Hackett Group, Inc. (The)	95,046	$1,852,447
NeuStar, Inc., Class A *	143,329	4,751,356
Perficient, Inc. *	12,894	223,840
Science Applications International Corp.	31,475	2,341,740
Sykes Enterprises, Inc. *	64,031	1,882,511
TeleTech Holdings, Inc.	8,426	249,410

		16,125,409

Leisure Products - 0.7%
American Outdoor Brands Corp. *(a)	216,382	4,286,527
JAKKS Pacific, Inc. *(a)	41,640	229,020
Nautilus, Inc. *	18,711	341,476
Sturm Ruger & Co., Inc. (a)	5,512	295,168

		5,152,191

Life Sciences Tools & Services - 0.6%
Cambrex Corp. *	63,547	3,498,262
INC Research Holdings, Inc., Class A *	7,193	329,799
Luminex Corp.	14,975	275,091

		4,103,152

Machinery - 4.0%
Alamo Group, Inc.	26,182	1,994,807
Altra Industrial Motion Corp.	5,553	216,289
American Railcar Industries, Inc. (a)	12,486	513,175
Astec Industries, Inc.	24,413	1,501,277
Barnes Group, Inc.	13,260	680,768
Douglas Dynamics, Inc.	31,232	957,261
Energy Recovery, Inc. *(a)	144,401	1,201,416
Federal Signal Corp.	19,219	265,414
Global Brass & Copper Holdings, Inc.	64,088	2,204,627
Greenbrier Cos., Inc. (The) (a)	76,834	3,311,545
John Bean Technologies Corp.	18,795	1,653,020
Joy Global, Inc.	40,638	1,148,024
Kadant, Inc.	13,271	787,634
Lydall, Inc. *	35,211	1,887,310
Meritor, Inc. *	206,197	3,532,155
Mueller Industries, Inc.	15,071	515,880
SPX Corp. *	12,102	293,474
Standex International Corp.	2,962	296,644
Supreme Industries, Inc., Class A	148,487	3,008,347
Wabash National Corp.	173,078	3,580,984

		29,550,051

Marine - 0.1%
Matson, Inc.	16,596	527,089

Media - 0.6%
Entravision Communications Corp., Class A	43,565	270,103
Gannett Co., Inc.	167,139	1,400,625
Meredith Corp.	35,103	2,267,654
Scholastic Corp.	19,145	815,002

		4,753,384

Metals & Mining - 2.6%
AK Steel Holding Corp. *	240,623	1,730,079
Cliffs Natural Resources, Inc. *	650,239	5,338,462
Coeur Mining, Inc. *	63,088	509,751

INVESTMENTS	SHARES	VALUE
Metals & Mining - 2.6% (continued)
Commercial Metals Co.	127,372	$2,436,626
Hecla Mining Co.	155,710	823,706
Olympic Steel, Inc.	37,124	689,022
Ryerson Holding Corp. *	144,649	1,822,578
Stillwater Mining Co. *	50,595	873,776
SunCoke Energy, Inc. *	147,722	1,323,589
Worthington Industries, Inc.	86,246	3,888,832

		19,436,421

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,227,691
ARMOUR Residential REIT, Inc.	17,619	400,127
Capstead Mortgage Corp.	116,801	1,231,083
CYS Investments, Inc.	166,414	1,322,991
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,023	424,665
Invesco Mortgage Capital, Inc.	94,224	1,452,934
New Residential Investment Corp.	122,704	2,083,514
PennyMac Mortgage Investment Trust	49,113	871,756
Redwood Trust, Inc.	79,131	1,314,366

		10,329,127

Multi-Utilities - 0.1%
Avista Corp.	11,339	442,788

Oil, Gas & Consumable Fuels - 0.8%
Callon Petroleum Co. *	76,303	1,004,147
Gener8 Maritime, Inc. *	50,411	285,830
Jones Energy, Inc., Class A *(a)	72,564	185,037
Oasis Petroleum, Inc. *	16,393	233,764
Renewable Energy Group, Inc. *	41,319	431,784
REX American Resources Corp. *	20,685	1,871,786
Western Refining, Inc.	34,428	1,207,390
Westmoreland Coal Co. *	30,161	437,938

		5,657,676

Paper & Forest Products - 0.5%
Clearwater Paper Corp. *	6,515	364,840
Louisiana-Pacific Corp. *	57,386	1,424,320
Neenah Paper, Inc.	12,256	915,523
PH Glatfelter Co.	23,315	506,868
Schweitzer-Mauduit International, Inc.	6,292	260,615

		3,472,166

Personal Products - 0.7%
Medifast, Inc.	9,516	422,225
Natural Health Trends Corp. (a)	81,957	2,368,557
Revlon, Inc., Class A *	10,876	302,897
USANA Health Sciences, Inc. *	37,528	2,161,613

		5,255,292

Pharmaceuticals - 1.4%
Aerie Pharmaceuticals, Inc. *	9,633	436,857
Amphastar Pharmaceuticals, Inc. *	53,843	780,724
Corcept Therapeutics, Inc. *	180,516	1,978,455
Heska Corp. *	13,521	1,419,435
Lannett Co., Inc. *(a)	36,058	805,896
Prestige Brands Holdings, Inc. *	12,168	676,054

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 1.4% (continued)
SciClone Pharmaceuticals, Inc. *	212,678	$2,084,244
Sucampo Pharmaceuticals, Inc., Class A *	45,937	505,307
Supernus Pharmaceuticals, Inc. *	44,441	1,391,003

		10,077,975

Professional Services - 1.8%
Barrett Business Services, Inc.	38,088	2,080,367
CBIZ, Inc. *	21,255	288,005
CEB, Inc.	13,246	1,041,136
ICF International, Inc. *	18,505	764,256
Insperity, Inc.	68,515	6,073,855
Kelly Services, Inc., Class A	40,656	888,740
Kforce, Inc.	12,898	306,327
Mistras Group, Inc. *	24,007	513,270
RPX Corp. *	21,011	252,132
TrueBlue, Inc. *	33,463	915,213

		13,123,301

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	17,385	773,980

Road & Rail - 0.6%
Roadrunner Transportation Systems, Inc. *	54,476	374,250
Saia, Inc. *	50,296	2,228,113
Swift Transportation Co. *	79,073	1,624,159

		4,226,522

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Energy Industries, Inc. *	99,264	6,805,540
Advanced Micro Devices, Inc. *	325,922	4,742,165
Alpha & Omega Semiconductor Ltd. *	60,113	1,033,342
Ambarella, Inc. *(a)	27,850	1,523,674
Amkor Technology, Inc. *	300,101	3,478,171
Cabot Microelectronics Corp.	12,990	995,164
Cirrus Logic, Inc. *	113,342	6,878,726
Entegris, Inc. *	48,861	1,143,347
GigPeak, Inc. (2) *	94,268	290,345
Integrated Device Technology, Inc. *	18,988	449,446
IXYS Corp.	4,731	68,836
MaxLinear, Inc., Class A *	89,178	2,501,443
Microsemi Corp. *	26,535	1,367,349
MKS Instruments, Inc.	37,014	2,544,712
Monolithic Power Systems, Inc.	2,523	232,368
PDF Solutions, Inc. *	10,799	244,273
Photronics, Inc. *	127,452	1,363,736
Power Integrations, Inc.	7,377	485,038
Rudolph Technologies, Inc. *	76,195	1,706,768
Silicon Laboratories, Inc. *	3,750	275,813
Synaptics, Inc. *	11,164	552,730
XPERI Corp.	16,538	561,465

		39,244,451

Software - 1.0%
Barracuda Networks, Inc. *	31,276	722,788
Ebix, Inc. (a)	50,436	3,089,205
Ellie Mae, Inc. *	6,138	615,457
Fair Isaac Corp.	6,658	858,549
Gigamon, Inc. *	18,917	672,499
Mitek Systems, Inc. *	119,904	797,362

INVESTMENTS	SHARES	VALUE
Software - 1.0% (continued)
Silver Spring Networks, Inc. *	31,424	$354,777
VASCO Data Security International, Inc. *	18,219	245,957

		7,356,594

Specialty Retail - 1.0%
Aaron’s, Inc.	16,852	501,178
Big 5 Sporting Goods Corp.	58,590	884,709
Build-A-Bear Workshop, Inc. *	26,690	236,207
Caleres, Inc.	39,012	1,030,697
Children’s Place, Inc. (The)	16,313	1,958,376
Citi Trends, Inc.	12,661	215,237
Express, Inc. *	34,662	315,771
Francesca’s Holdings Corp. *	18,352	281,703
Genesco, Inc. *	4,009	222,299
Haverty Furniture Cos., Inc.	11,225	273,329
Kirkland’s, Inc. *	23,085	286,254
Office Depot, Inc.	193,681	903,522
Shoe Carnival, Inc.	9,583	235,454

		7,344,736

Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	8,497	265,106
Movado Group, Inc.	95,363	2,379,307
Perry Ellis International, Inc. *	12,743	273,720
Vera Bradley, Inc. *	61,467	572,258

		3,490,391

Thrifts & Mortgage Finance - 3.5%
Astoria Financial Corp.	34,259	702,652
BofI Holding, Inc. *(a)	90,179	2,356,377
Dime Community Bancshares, Inc.	35,281	716,204
Essent Group Ltd. *	22,222	803,770
EverBank Financial Corp.	10,471	203,975
Federal Agricultural Mortgage Corp., Class C	23,364	1,345,065
First Defiance Financial Corp.	15,248	754,929
Flagstar Bancorp, Inc. *	45,197	1,274,103
HomeStreet, Inc. *	60,783	1,698,885
Meta Financial Group, Inc.	18,819	1,665,482
MGIC Investment Corp. *	85,744	868,587
Oritani Financial Corp.	20,862	354,654
Provident Financial Services, Inc.	33,011	853,334
Radian Group, Inc.	286,514	5,145,791
United Financial Bancorp, Inc.	29,651	504,364
Walker & Dunlop, Inc. *	87,444	3,645,540
Washington Federal, Inc.	66,690	2,207,439
WSFS Financial Corp.	19,443	893,406

		25,994,557

Tobacco - 0.2%
Universal Corp.	14,685	1,038,964
Vector Group Ltd.	35,338	735,030

		1,773,994

Trading Companies & Distributors - 0.8%
GATX Corp. (a)	57,052	3,477,890
H&E Equipment Services, Inc.	69,072	1,693,646
Rush Enterprises, Inc., Class A *	15,192	502,551

		5,674,087

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Water Utilities - 0.1%
SJW Group	15,493	$747,072

Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. *	107,961	140,349
Shenandoah Telecommunications Co.	41,269	1,157,596
Spok Holdings, Inc.	1,389	26,391

		1,324,336

TOTAL COMMON STOCKS (cost $569,959,221)		715,018,017

RIGHT - 0.0% (b)	NO. OF RIGHTS
Media - 0.0% (b)
Media General, Inc., CVR (cost $10,985) (3)*(c)	36,985	59,312

SHORT-TERM INVESTMENT - 3.1%	SHARES
Investment Company - 3.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $22,799,919) (2)(d)	22,799,919	22,799,919

SECURITIES LENDING COLLATERAL - 4.4%

Investment Company - 4.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $32,592,880) (2)(d)(e)	32,592,880	32,592,880

TOTAL INVESTMENTS IN SECURITIES AT VALUE -104.2% (cost $625,363,005)		770,470,128

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)% (f)		(31,086,063)

NET ASSETS - 100.0%		$739,384,065

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$89,674,882	12.0%
Consumer Staples	32,621,347	4.4
Energy	15,071,943	2.1
Financials	155,503,126	21.1
Health Care	65,641,203	8.9
Industrials	120,729,064	16.4
Information Technology	120,725,124	16.3
Materials	47,606,074	6.4
Real Estate	51,715,031	7.0
Telecommunication Services	3,883,028	0.5
Utilities	11,906,507	1.6
Short-Term Investment	22,799,919	3.1
Securities Lending Collateral	32,592,880	4.4

Total Investments In Securities At Value	770,470,128	104.2
Liabilities in Excess of Other Assets (f)	(31,086,063)	(4.2)

NET ASSETS	$739,384,065	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $31,480,112.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $59,312, which represents approximately 0.01% of net assets of the fund.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).
(2)	Level 2 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
241	JPMS	E-Mini Russell 2000 Futures	06/2017	$16,376,454	$16,682,020	$305,566

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$528,286	$528,286

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.2%

Australia - 6.0%
Amcor Ltd.	29,675	$341,333
Aristocrat Leisure Ltd.	152,543	2,093,885
Australia & New Zealand Banking Group Ltd.	50,635	1,229,452
BHP Billiton Ltd.	77,989	1,418,321
Caltex Australia Ltd.	72,342	1,629,981
CIMIC Group Ltd.	80,237	2,201,598
Cochlear Ltd.	8,740	902,863
Commonwealth Bank of Australia	11,775	772,146
CSL Ltd.	11,411	1,092,556
Dexus Property Group, REIT	104,929	783,147
Flight Centre Travel Group Ltd.	24,838	547,893
Fortescue Metals Group Ltd.	883,258	4,207,102
Goodman Group, REIT	41,832	247,327
GPT Group (The), REIT	196,673	774,036
Harvey Norman Holdings Ltd.	47,125	162,996
Macquarie Group Ltd.	19,730	1,359,332
National Australia Bank Ltd.	26,564	676,382
Scentre Group, REIT	235,569	772,274
South32 Ltd.	1,127,285	2,376,499
Tabcorp Holdings Ltd.	144,129	523,025
Treasury Wine Estates Ltd.	96,024	897,020
Woodside Petroleum Ltd.	15,015	367,843

		25,377,011

Belgium - 1.3%
Ageas	28,862	1,127,081
Anheuser-Busch InBev SA/NV	3,763	412,332
KBC Group NV	30,629	2,030,487
Solvay SA	1,180	143,972
Umicore SA	28,650	1,631,592

		5,345,464

Canada - 7.9%
Agrium, Inc. (1)	3,542	338,046
Alimentation Couche-Tard, Inc., Class B (1)	29,492	1,332,390
Bank of Montreal (1)	30,564	2,282,906
Bank of Nova Scotia (The) (1)	39,774	2,326,892
Barrick Gold Corp. (1)	24,804	471,143
Brookfield Asset Management, Inc., Class A (1)	24,823	904,368
Canadian Imperial Bank of Commerce (1)	15,845	1,366,279
Canadian Tire Corp. Ltd., Class A (1)	8,065	958,085
CCL Industries, Inc., Class B (1)	1,483	323,553
CGI Group, Inc., Class A (1)*	42,932	2,057,094
Constellation Software, Inc. (1)	2,940	1,444,742
Dollarama, Inc. (1)	5,101	422,740
First Quantum Minerals Ltd. (1)	229,447	2,437,934
Great-West Lifeco, Inc. (1)	3,723	103,164
Open Text Corp. (1)	90,446	3,074,151
Power Corp. of Canada (1)	5,259	123,541
Royal Bank of Canada (1)	46,220	3,367,489
Saputo, Inc. (1)	94,544	3,262,491
Seven Generations Energy Ltd., Class A (1)*	24,850	454,078
Teck Resources Ltd., Class B (1)	150,115	3,282,584

INVESTMENTS	SHARES	VALUE
Canada - 7.9% (continued)
Toronto-Dominion Bank (The) (1)	60,966	$3,053,687
Yamana Gold, Inc. (1)	41,653	114,950

		33,502,307

China - 0.4%
BOC Hong Kong Holdings Ltd.	250,500	1,023,874
Yangzijiang Shipbuilding Holdings Ltd.	871,700	703,764

		1,727,638

Denmark - 1.7%
Danske Bank A/S	12,702	433,086
DSV A/S	10,569	546,662
Genmab A/S *	1,661	319,626
ISS A/S	26,066	985,419
Novo Nordisk A/S, Class B	17,186	590,149
Pandora A/S	7,798	863,070
Vestas Wind Systems A/S	41,367	3,364,802

		7,102,814

Finland - 1.4%
Neste OYJ	119,474	4,671,772
Nokia OYJ	143,842	773,128
Orion OYJ, Class B	6,249	325,975

		5,770,875

France - 8.1%
Airbus SE	2,014	153,591
Arkema SA	4,649	457,651
Atos SE	27,670	3,419,476
AXA SA	43,757	1,130,497
BNP Paribas SA	63,329	4,214,169
Cie Generale des Etablissements Michelin	21,514	2,614,335
CNP Assurances	115,688	2,352,567
L’Oreal SA	11,261	2,165,914
Orange SA	69,702	1,082,164
Peugeot SA	195,955	3,938,205
Publicis Groupe SA	3,929	274,324
Renault SA	9,051	786,281
Sanofi	21,977	1,986,617
Societe Generale SA	39,112	1,981,623
Sodexo SA	14,034	1,648,945
Thales SA	23,392	2,259,577
TOTAL SA	45,311	2,291,079
Valeo SA	24,231	1,611,888

		34,368,903

Germany - 8.9%
adidas AG	15,001	2,853,671
Allianz SE (Registered)	15,590	2,891,108
BASF SE	6,801	673,392
Bayer AG (Registered)	11,094	1,278,179
Covestro AG (a)	58,813	4,530,879
Deutsche Lufthansa AG (Registered)	242,508	3,934,174
Deutsche Post AG (Registered)	24,027	822,289
Deutsche Telekom AG (Registered)	15,851	277,751
Fresenius SE & Co. KGaA	9,490	762,579
Hannover Rueck SE	14,177	1,633,640
HeidelbergCement AG	13,819	1,294,123
HOCHTIEF AG	1,352	223,429

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 8.9% (continued)
Infineon Technologies AG	279,707	$5,724,856
Linde AG	4,967	827,607
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,358	3,397,869
SAP SE	9,801	961,556
Siemens AG (Registered)	37,429	5,126,734
Vonovia SE	11,443	403,158

		37,616,994

Hong Kong - 3.3%
Cheung Kong Property Holdings Ltd.	17,000	114,679
CK Hutchison Holdings Ltd.	39,500	486,321
CLP Holdings Ltd.	243,000	2,543,840
Galaxy Entertainment Group Ltd.	25,000	136,929
Henderson Land Development Co. Ltd.	36,904	228,827
Hong Kong Exchanges & Clearing Ltd.	28,400	716,644
Link REIT	26,000	182,228
New World Development Co. Ltd.	157,000	193,452
NWS Holdings Ltd.	129,000	235,520
PCCW Ltd.	269,000	158,690
Sun Hung Kai Properties Ltd.	91,000	1,337,724
WH Group Ltd. (a)	5,964,000	5,142,882
Wheelock & Co. Ltd.	94,000	743,568
Yue Yuen Industrial Holdings Ltd.	451,000	1,772,272

		13,993,576

Italy - 1.4%
Enel SpA	442,207	2,080,790
Ferrari NV	7,156	533,346
Leonardo SpA	57,320	812,827
Mediobanca SpA	15,785	142,322
Poste Italiane SpA (a)	158,489	1,055,669
Prysmian SpA	46,266	1,223,152

		5,848,106

Japan - 20.6%
Acom Co. Ltd. *	10,000	40,027
AEON Financial Service Co. Ltd.	2,700	50,981
Amada Holdings Co. Ltd.	206,500	2,363,806
Asahi Kasei Corp.	182,000	1,768,390
Astellas Pharma, Inc.	97,000	1,279,326
Bandai Namco Holdings, Inc.	18,300	548,555
Brother Industries Ltd.	25,700	537,443
Chubu Electric Power Co., Inc.	8,900	119,553
Credit Saison Co. Ltd.	16,800	301,073
Dai-ichi Life Holdings, Inc.	23,300	417,056
Daiichi Sankyo Co. Ltd.	32,600	735,491
Daikin Industries Ltd.	7,600	766,370
Daiwa House Industry Co. Ltd.	15,100	434,034
DeNA Co. Ltd.	52,000	1,058,619
Fuji Electric Co. Ltd.	48,000	285,846
Fujitsu Ltd.	479,000	2,940,285
Hitachi Chemical Co. Ltd.	85,900	2,386,179
Hitachi High-Technologies Corp.	77,800	3,178,103
Hoya Corp.	14,900	719,831
Idemitsu Kosan Co. Ltd.	78,900	2,746,452
Iida Group Holdings Co. Ltd.	3,800	58,477
ITOCHU Corp.	145,200	2,067,118

INVESTMENTS	SHARES	VALUE
Japan - 20.6% (continued)
Japan Tobacco, Inc.	27,100	$882,039
JTEKT Corp.	37,100	577,162
KDDI Corp.	58,000	1,525,446
Keyence Corp.	700	280,821
Komatsu Ltd.	34,600	906,287
Konami Holdings Corp.	80,700	3,427,690
Kuraray Co. Ltd.	15,600	237,317
Mitsubishi Chemical Holdings Corp.	30,800	239,129
Mitsubishi Electric Corp.	292,200	4,210,105
Mitsubishi Estate Co. Ltd.	31,000	565,027
Mitsubishi Gas Chemical Co., Inc.	81,900	1,705,843
Mitsubishi Tanabe Pharma Corp.	49,300	1,029,337
Mitsubishi UFJ Financial Group, Inc.	340,300	2,143,607
Mitsui Fudosan Co. Ltd.	24,000	512,444
Mixi, Inc.	14,000	677,203
Mizuho Financial Group, Inc.	756,600	1,388,798
MS&AD Insurance Group Holdings, Inc.	15,900	507,856
NH Foods Ltd.	7,000	188,052
Nippon Express Co. Ltd.	343,000	1,765,515
Nippon Telegraph & Telephone Corp.	133,300	5,699,018
Nomura Real Estate Holdings, Inc.	8,000	127,666
NSK Ltd.	29,700	425,462
NTT DOCOMO, Inc.	35,400	826,670
Omron Corp.	2,700	118,635
ORIX Corp.	23,500	348,800
Otsuka Holdings Co. Ltd.	20,500	927,840
Sega Sammy Holdings, Inc.	55,500	746,477
Sekisui House Ltd.	26,900	443,548
Shin-Etsu Chemical Co. Ltd.	30,900	2,685,808
Shionogi & Co. Ltd.	28,000	1,449,493
SoftBank Group Corp.	29,400	2,084,905
Sompo Holdings, Inc.	34,500	1,267,476
Subaru Corp.	75,000	2,750,872
Sumitomo Dainippon Pharma Co. Ltd.	133,500	2,209,074
Sumitomo Heavy Industries Ltd.	409,000	2,859,429
Sumitomo Mitsui Financial Group, Inc.	75,400	2,744,467
Suzuki Motor Corp.	72,500	3,011,195
T&D Holdings, Inc.	35,500	514,560
TDK Corp.	28,500	1,809,606
Tokyo Electron Ltd.	16,900	1,850,152
Toyo Seikan Group Holdings Ltd.	4,200	68,345
Toyota Motor Corp.	38,400	2,084,269
Yamaha Corp.	45,700	1,264,282
Yokogawa Electric Corp.	74,100	1,168,618

		87,059,360

Netherlands - 4.2%
Aegon NV	50,216	255,793
ASML Holding NV	8,349	1,107,853
ING Groep NV	96,440	1,456,656
Koninklijke Ahold Delhaize NV	150,692	3,220,262
Koninklijke Philips NV	18,749	602,298
NN Group NV	51,007	1,656,561
Randstad Holding NV	11,410	657,764
Royal Dutch Shell plc, Class A	43,054	1,134,829
Royal Dutch Shell plc, Class B	97,616	2,683,407
Wolters Kluwer NV	117,752	4,886,989

		17,662,412

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Singapore - 0.5%
CapitaLand Commercial Trust, REIT	273,500	$301,982
DBS Group Holdings Ltd.	66,200	916,996
Oversea-Chinese Banking Corp. Ltd.	85,100	591,106
SATS Ltd.	33,200	115,821
United Overseas Bank Ltd.	21,900	345,916

		2,271,821

South Africa - 0.7%
Investec plc	230,142	1,569,305
Mondi plc	48,611	1,174,508

		2,743,813

Spain - 3.4%
Aena SA (a)	32,293	5,104,211
Banco Santander SA	529,112	3,238,860
Endesa SA	27,385	642,715
Gas Natural SDG SA	11,618	254,130
Grifols SA	7,841	192,379
Iberdrola SA	211,075	1,508,108
Industria de Diseno Textil SA	47,775	1,682,472
Mapfre SA	220,836	756,386
Repsol SA	61,485	952,581

		14,331,842

Sweden - 2.3%
Boliden AB	18,362	546,551
Hexagon AB, Class B	3,115	125,020
Husqvarna AB, Class B	21,905	192,057
Investor AB, Class B	8,330	350,251
Nordea Bank AB	138,931	1,585,041
Sandvik AB	41,818	624,633
Securitas AB, Class B	177,091	2,764,605
Skanska AB, Class B	48,709	1,146,384
Svenska Cellulosa AB SCA, Class B	14,930	481,139
Swedbank AB, Class A	11,778	272,525
Telefonaktiebolaget LM Ericsson, Class B	74,353	496,408
Volvo AB, Class B	90,464	1,334,524

		9,919,138

Switzerland - 9.1%
ABB Ltd. (Registered)	70,019	1,638,830
Actelion Ltd. *	2,701	760,967
Adecco Group AG (Registered)	5,222	370,785
Baloise Holding AG (Registered)	3,204	440,269
Coca-Cola HBC AG *	33,552	866,183
Geberit AG (Registered)	1,837	791,583
Glencore plc *	325,054	1,275,366
Nestle SA (Registered)	55,405	4,252,432
Novartis AG (Registered)	49,554	3,679,759
Roche Holding AG	24,574	6,284,400
SGS SA (Registered)	640	1,364,876
Sika AG	188	1,127,570
STMicroelectronics NV	154,505	2,377,464
Swiss Life Holding AG (Registered) *	7,791	2,512,308
Swiss Re AG	45,001	4,041,814
Syngenta AG (Registered)	2,276	1,005,174
UBS Group AG (Registered) *	93,438	1,493,570
Zurich Insurance Group AG	14,878	3,970,353

		38,253,703

INVESTMENTS	SHARES	VALUE
United Kingdom - 13.6%
3i Group plc	23,824	$223,685
Admiral Group plc	12,335	307,351
Ashtead Group plc	21,213	439,094
AstraZeneca plc	4,834	297,228
Auto Trader Group plc (a)	127,653	626,504
BAE Systems plc	67,524	543,446
Barclays plc	243,043	686,057
Barratt Developments plc	425,246	2,912,946
Berkeley Group Holdings plc	20,460	822,687
BP plc	41,307	237,768
British American Tobacco plc	51,975	3,448,336
British Land Co. plc (The), REIT	80,014	611,634
BT Group plc	680,762	2,718,365
Burberry Group plc	9,589	206,937
Compass Group plc	95,482	1,802,720
Diageo plc	6,622	189,622
Direct Line Insurance Group plc	474,466	2,064,325
Dixons Carphone plc	150,583	599,758
Fiat Chrysler Automobiles NV	275,400	3,008,835
GlaxoSmithKline plc	21,119	439,126
Hammerson plc, REIT	43,773	312,993
HSBC Holdings plc	905,842	7,388,816
Imperial Brands plc	25,501	1,235,872
J Sainsbury plc	41,134	136,243
Kingfisher plc	262,138	1,072,562
Land Securities Group plc, REIT	27,580	366,297
Legal & General Group plc	406,558	1,258,882
Lloyds Banking Group plc	3,929,709	3,268,266
Marks & Spencer Group plc	80,456	339,836
National Grid plc	153,441	1,946,752
Old Mutual plc	74,864	188,408
Persimmon plc	140,600	3,688,867
Prudential plc	87,891	1,856,548
Reckitt Benckiser Group plc	15,601	1,424,242
RELX plc	27,020	529,002
Rio Tinto Ltd.	10,260	473,729
Royal Mail plc	22,363	119,106
Segro plc, REIT	105,872	605,309
Sky plc	27,519	336,552
Standard Chartered plc *	47,908	458,237
Taylor Wimpey plc	795,728	1,924,694
Unilever plc	31,184	1,538,221
Vodafone Group plc	212,804	554,564
Wm Morrison Supermarkets plc	564,626	1,699,118
WPP plc	115,721	2,536,498

		57,446,038

United States - 0.4%
Shire plc	25,582	1,490,589
Thomson Reuters Corp. (1)	9,048	391,285

		1,881,874

TOTAL COMMON STOCKS (cost $364,384,775)		402,223,689

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 3.9%

Investment Company - 3.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $16,547,008) (b)	16,547,008	$16,547,008

SECURITIES LENDING COLLATERAL - 0.3%

Investment Company - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $1,339,069) (b)(c)	1,339,069	1,339,069

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (cost $382,270,852)		420,109,766

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (d)		2,421,519

NET ASSETS - 100.0%		$422,531,285

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$53,776,985	12.7%
Consumer Staples	32,774,789	7.8
Energy	17,169,790	4.1
Financials	94,966,544	22.4
Health Care	28,753,383	6.8
Industrials	62,340,914	14.7
Information Technology	39,235,428	9.3
Materials	39,564,590	9.4
Real Estate	9,617,805	2.3
Telecommunication Services	14,927,573	3.5
Utilities	9,095,888	2.2
Short-Term Investment	16,547,008	3.9
Securities Lending Collateral	1,339,069	0.3

Total Investments In Securities At Value	420,109,766	99.4
Other Assets in Excess of Liabilities (d)	2,421,519	0.6

Net Assets	$422,531,285	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $16,460,145, which represents approximately 3.90% of net assets of the fund.
(b)	Represents 7-day effective yield as of 3/31/2017.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
177	JPMS	E-Mini MSCI EAFE Index Futures	06/2017	$15,533,867	$15,770,700	$236,833

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$470,081	$470,081

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.9%

Brazil - 6.9%
Banco Bradesco SA, ADR (1)*	219,522	$2,247,905
Banco do Brasil SA (1)*	51,300	552,393
Banco Santander Brasil SA, ADR (1)(a)	136,893	1,207,396
BR Malls Participacoes SA (1)*	23,900	110,316
Braskem SA (Preference), Class A (1)	191,300	1,947,464
Centrais Eletricas Brasileiras SA (1)*	64,900	356,778
Centrais Eletricas Brasileiras SA (Preference), Class B (1)*	108,100	768,295
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	58,263	606,518
Cia Paranaense de Energia, ADR (1)*	44,329	457,032
CPFL Energia SA (1)	10,200	84,061
EDP - Energias do Brasil SA (1)	22,400	99,457
Gerdau SA (Preference) (1)	34,600	120,469
Hypermarcas SA (1)	34,900	323,293
Itau Unibanco Holding SA, ADR (1)	176,182	2,126,517
Itausa - Investimentos Itau SA (Preference) (1)	414,741	1,265,182
M Dias Branco SA (1)*	20,300	827,018
Petroleo Brasileiro SA (Preference) (1)*	450,300	2,095,723
Porto Seguro SA (1)*	8,400	77,276
Qualicorp SA (1)	143,300	909,071
Sul America SA (1)	84,097	448,610
TIM Participacoes SA, ADR (1)	97,809	1,562,988
Vale SA (Preference) (1)*	172,100	1,556,849

		19,750,611

Chile - 1.7%
Banco Santander Chile, ADR (1)	23,216	582,257
Cencosud SA (1)	673,203	2,068,757
Embotelladora Andina SA (Preference), Class B (1)	25,082	97,717
Enel Americas SA, ADR (1)	89,123	925,988
Enel Chile SA, ADR (1)	47,158	259,369
Latam Airlines Group SA, ADR (1)*	53,615	679,302
Sociedad Quimica y Minera de Chile SA, ADR (1)	8,894	305,687

		4,919,077

China - 25.1%
58.com, Inc., ADR (1)*	4,817	170,474
Agricultural Bank of China Ltd., Class H	3,370,000	1,554,170
Air China Ltd., Class H	1,220,000	987,843
Alibaba Group Holding Ltd., ADR (1)*	70,925	7,647,843
Anhui Conch Cement Co. Ltd., Class H	155,500	528,862
Baidu, Inc., ADR (1)*	16,444	2,836,919
Bank of China Ltd., Class H	3,866,000	1,922,491
Bank of Communications Co. Ltd., Class H	651,000	506,749
Belle International Holdings Ltd.	388,000	252,359
China Cinda Asset Management Co. Ltd., Class H	922,000	358,586
China Communications Services Corp. Ltd., Class H	1,850,000	1,211,578
China Construction Bank Corp., Class H	6,331,000	5,100,936
China Everbright Bank Co. Ltd., Class H	990,000	484,194
China Evergrande Group (a)	585,000	542,407

INVESTMENTS	SHARES	VALUE
China - 25.1% (continued)
China Galaxy Securities Co. Ltd., Class H	538,500	$497,266
China Merchants Bank Co. Ltd., Class H	638,000	1,688,383
China Minsheng Banking Corp. Ltd., Class H	657,500	702,845
China Mobile Ltd.	589,175	6,479,454
China Overseas Land & Investment Ltd.	380,000	1,086,026
China Petroleum & Chemical Corp., Class H	1,644,000	1,338,161
China Railway Construction Corp. Ltd., Class H	215,500	305,804
China Resources Land Ltd.	290,000	784,348
China Resources Power Holdings Co. Ltd.	130,000	234,689
China Shenhua Energy Co. Ltd., Class H	516,500	1,201,759
China Southern Airlines Co. Ltd., Class H	1,508,000	1,044,435
China Telecom Corp. Ltd., Class H	1,342,000	655,537
China Vanke Co. Ltd., Class H	214,000	578,768
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,586,000	1,071,482
CNOOC Ltd., ADR (1)	5,071	607,506
Country Garden Holdings Co. Ltd.	1,591,000	1,430,736
CSPC Pharmaceutical Group Ltd.	250,000	327,529
Ctrip.com International Ltd., ADR (1)*	20,700	1,017,405
Far East Horizon Ltd.	234,000	219,837
Geely Automobile Holdings Ltd.	2,930,000	4,490,394
Great Wall Motor Co. Ltd., Class H	338,000	385,217
Industrial & Commercial Bank of China Ltd., Class H	5,756,000	3,766,429
JD.com, Inc., ADR (1)*	41,989	1,306,278
Kunlun Energy Co. Ltd.	184,000	170,499
NetEase, Inc., ADR (1)	4,926	1,398,984
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	475,009
PICC Property & Casualty Co. Ltd., Class H	214,000	330,295
Ping An Insurance Group Co. of China Ltd., Class H	169,500	949,955
Sinopec Engineering Group Co. Ltd., Class H	399,500	410,171
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,174,000	1,761,570
Sinopharm Group Co. Ltd., Class H	302,400	1,403,884
Sinotrans Ltd., Class H	1,511,000	706,093
Tencent Holdings Ltd.	212,700	6,127,785
TravelSky Technology Ltd., Class H	447,000	1,056,208
Vipshop Holdings Ltd., ADR (1)*	24,408	325,603
Weichai Power Co. Ltd., Class H	650,000	1,148,191

		71,589,946

Hong Kong - 0.8%
Nine Dragons Paper Holdings Ltd.	1,391,000	1,496,493
Sun Art Retail Group Ltd.	707,500	663,301

		2,159,794

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	4,788	327,840
Richter Gedeon Nyrt	11,164	253,554

		581,394

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 7.9%
Axis Bank Ltd., GDR	8,309	$315,502
Dr. Reddy’s Laboratories Ltd., ADR (1)	62,355	2,503,553
ICICI Bank Ltd., ADR (1)	282,430	2,428,898
Infosys Ltd., ADR	438,580	6,929,564
Reliance Industries Ltd., GDR (b)	1,738	70,709
Reliance Industries Ltd., GDR (LSE) (b)	38,219	1,534,946
State Bank of India, GDR	18,419	823,544
Tata Motors Ltd., ADR (1)	177,251	6,318,998
Wipro Ltd., ADR (1)	149,812	1,532,577

		22,458,291

Indonesia - 2.9%
Adaro Energy Tbk. PT	4,928,500	647,370
Bank Mandiri Persero Tbk. PT	150,800	132,438
Bank Rakyat Indonesia Persero Tbk. PT	728,400	709,257
Gudang Garam Tbk. PT	213,700	1,050,924
Indofood CBP Sukses Makmur Tbk. PT	290,100	177,437
Indofood Sukses Makmur Tbk. PT	880,400	528,674
Telekomunikasi Indonesia Persero Tbk. PT	11,718,000	3,642,480
United Tractors Tbk. PT	509,500	1,014,173
Waskita Karya Persero Tbk. PT	2,288,700	406,978

		8,309,731

Malaysia - 2.8%
AirAsia Bhd.	3,884,892	2,756,146
CIMB Group Holdings Bhd.	118,700	149,393
Genting Bhd.	257,000	557,056
Genting Malaysia Bhd.	477,300	587,705
Malayan Banking Bhd.	98,700	198,871
MISC Bhd.	203,600	336,568
Petronas Chemicals Group Bhd.	139,400	242,399
Public Bank Bhd.	257,900	1,159,385
Tenaga Nasional Bhd.	536,800	1,663,570
YTL Corp. Bhd.	855,400	287,961

		7,939,054

Mexico - 4.0%
Arca Continental SAB de CV (1)	56,100	389,836
Cemex SAB de CV, ADR (1)*	232,088	2,105,038
Coca-Cola Femsa SAB de CV, ADR (1)	5,408	387,753
Fomento Economico Mexicano SAB de CV, ADR (1)	2,759	244,227
Gentera SAB de CV (1)	185,900	306,221
Gruma SAB de CV, Class B (1)	124,915	1,758,141
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	131,800	1,282,080
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	2,699	467,575
Grupo Bimbo SAB de CV, Series A (1)	74,400	185,143
Grupo Financiero Banorte SAB de CV, Class O (1)	199,300	1,146,050
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	21,987	198,543
Grupo Lala SAB de CV (1)(a)	177,600	322,241
Grupo Mexico SAB de CV, Series B (1)	348,700	1,048,209
Industrias Penoles SAB de CV (1)	15,550	401,170
Kimberly-Clark de Mexico SAB de CV, Class A (1)	208,700	452,909

INVESTMENTS	SHARES	VALUE
Mexico - 4.0% (continued)
Mexichem SAB de CV (1)	95,100	$259,208
OHL Mexico SAB de CV (1)	297,800	420,560

		11,374,904

Peru - 0.2%
Credicorp Ltd. (1)	3,587	585,757

Philippines - 0.9%
Ayala Corp.	12,620	212,503
Ayala Land, Inc.	183,900	121,090
Bank of the Philippine Islands	56,900	114,739
BDO Unibank, Inc.	55,070	129,073
Globe Telecom, Inc.	14,330	580,278
JG Summit Holdings, Inc.	305,970	496,105
Jollibee Foods Corp.	26,930	105,968
Metropolitan Bank & Trust Co.	62,860	100,173
Security Bank Corp.	109,660	441,410
SM Investments Corp.	30,410	422,315

		2,723,654

Poland - 1.7%
Bank Zachodni WBK SA	4,140	357,221
Eurocash SA	51,392	413,443
Grupa Azoty SA	8,519	148,307
Polski Koncern Naftowy ORLEN SA	115,563	2,914,731
Polskie Gornictwo Naftowe i Gazownictwo SA	528,270	788,239
Tauron Polska Energia SA *	194,708	166,367

		4,788,308

Russia - 3.7%
Gazprom PJSC, ADR (1)	350,088	1,573,645
LUKOIL PJSC, ADR	29,278	1,552,030
Mobile TeleSystems PJSC, ADR (1)	277,005	3,055,365
Novatek PJSC, GDR	5,239	653,284
Rosneft Oil Co. PJSC, GDR	68,272	388,930
Severstal PJSC, GDR	59,819	860,992
Surgutneftegas OJSC, ADR (1)	88,464	452,051
Tatneft PJSC, ADR	52,434	1,930,643

		10,466,940

South Africa - 6.0%
Barclays Africa Group Ltd.	11,153	115,985
Bid Corp. Ltd.	19,957	384,962
Bidvest Group Ltd. (The)	186,125	2,133,369
Brait SE *	49,836	290,000
Capitec Bank Holdings Ltd.	11,169	634,070
Exxaro Resources Ltd.	9,512	83,546
FirstRand Ltd.	100,816	348,832
Foschini Group Ltd. (The)	82,760	952,448
Hyprop Investments Ltd., REIT	62,100	567,226
Imperial Holdings Ltd.	101,945	1,249,222
Investec Ltd.	144,122	981,708
Liberty Holdings Ltd.	9,317	74,938
Massmart Holdings Ltd.	24,440	247,765
Mondi Ltd.	30,411	725,379
Naspers Ltd., Class N	12,678	2,184,576
Nedbank Group Ltd.	4,654	83,624
Pick n Pay Stores Ltd.	127,765	633,620

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Africa - 6.0% (continued)
Redefine Properties Ltd., REIT	130,202	$106,742
Remgro Ltd.	28,077	430,785
Resilient REIT Ltd.	80,551	700,581
RMB Holdings Ltd.	38,311	167,213
Sanlam Ltd.	23,083	115,825
Sappi Ltd.	58,845	398,625
Sibanye Gold Ltd., ADR (1)	98,456	867,397
Standard Bank Group Ltd.	126,786	1,359,593
Telkom SA SOC Ltd.	119,434	668,319
Tiger Brands Ltd.	11,362	338,985
Truworths International Ltd.	47,419	306,067

		17,151,402

South Korea - 14.6%
AMOREPACIFIC Group	1,259	134,588
Daelim Industrial Co. Ltd.	5,810	420,405
Dongbu Insurance Co. Ltd.	6,868	393,142
Hana Financial Group, Inc.	9,954	328,462
Hankook Tire Co. Ltd.	7,537	367,579
Hanmi Pharm Co. Ltd. *	1,561	417,262
Hanwha Chemical Corp.	9,417	222,451
Hanwha Corp.	32,598	1,046,617
Hyosung Corp.	3,265	395,657
Hyundai Development Co.-Engineering & Construction	2,210	80,393
Hyundai Engineering & Construction Co. Ltd.	9,403	416,568
Hyundai Heavy Industries Co. Ltd. *	8,167	1,204,625
Hyundai Marine & Fire Insurance Co. Ltd.	66,136	2,070,012
Hyundai Mobis Co. Ltd.	5,043	1,084,836
KB Financial Group, Inc.	28,012	1,227,667
Korean Air Lines Co. Ltd. *	17,101	482,674
KT Corp.	9,941	283,761
LG Display Co. Ltd.	3,241	87,767
LG Uplus Corp.	125,133	1,601,497
Lotte Chemical Corp.	6,911	2,290,102
POSCO	3,362	873,199
Posco Daewoo Corp.	44,185	942,622
S-1 Corp.	1,090	87,454
Samsung Electronics Co. Ltd.	8,537	15,711,626
Shinhan Financial Group Co. Ltd.	4,609	192,044
SK Hynix, Inc.	77,794	3,513,721
SK Innovation Co. Ltd.	28,686	4,274,413
SK Telecom Co. Ltd.	2,202	497,543
Woori Bank	99,523	1,156,162

		41,804,849

Taiwan - 12.2%
AU Optronics Corp.	238,000	92,709
Casetek Holdings Ltd.	227,000	755,350
Catcher Technology Co. Ltd.	82,000	810,413
China Airlines Ltd.	400,000	139,065
China Life Insurance Co. Ltd.	2,071,560	2,048,577
CTBC Financial Holding Co. Ltd.	1,070,559	661,440
E.Sun Financial Holding Co. Ltd.	1,098,900	668,059
Eva Airways Corp.	307,650	163,232
Far EasTone Telecommunications Co. Ltd.	123,000	301,996

INVESTMENTS	SHARES	VALUE
Taiwan - 12.2% (continued)
Feng TAY Enterprise Co. Ltd.	68,014	$271,029
First Financial Holding Co. Ltd.	627,000	382,284
Formosa Chemicals & Fibre Corp.	172,000	535,099
Formosa Petrochemical Corp.	26,000	90,819
Foxconn Technology Co. Ltd.	536,929	1,637,054
Fubon Financial Holding Co. Ltd.	400,000	652,418
Hon Hai Precision Industry Co. Ltd.	1,176,493	3,528,406
Inventec Corp.	276,000	206,948
Largan Precision Co. Ltd.	6,000	944,999
Lite-On Technology Corp.	698,410	1,203,821
Mega Financial Holding Co. Ltd.	450,000	363,119
Micro-Star International Co. Ltd.	324,000	753,992
Nien Made Enterprise Co. Ltd.	97,000	904,730
Pegatron Corp.	402,000	1,190,059
Phison Electronics Corp.	21,000	188,536
Pou Chen Corp.	901,000	1,246,988
Powertech Technology, Inc.	550,000	1,600,533
Realtek Semiconductor Corp.	473,000	1,691,226
SinoPac Financial Holdings Co. Ltd.	433,683	135,351
Taishin Financial Holding Co. Ltd.	331,025	137,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	289,636	9,511,646
Uni-President Enterprises Corp.	513,000	961,744
United Microelectronics Corp.	199,000	79,820
Wistron Corp.	985,402	902,911
WPG Holdings Ltd.	129,000	161,982

		34,924,330

Thailand - 2.6%
Charoen Pokphand Foods PCL, NVDR	4,318,200	3,487,632
Home Product Center PCL, NVDR	311,900	87,575
PTT Exploration & Production PCL, NVDR	55,800	151,035
PTT Global Chemical PCL, NVDR	296,500	632,000
PTT PCL, NVDR	87,400	984,291
Robinson Department Store PCL, NVDR	102,700	191,198
Thai Oil PCL, NVDR	563,500	1,238,233
Thai Union Group PCL, NVDR	1,159,904	722,511

		7,494,475

Turkey - 1.5%
Akbank TAS	65,967	154,880
Arcelik A/S	320,941	2,002,204
KOC Holding A/S	108,534	458,487
Turkiye Garanti Bankasi A/S	77,239	188,356
Turkiye Is Bankasi, Class C	323,064	589,611
Turkiye Sise ve Cam Fabrikalari A/S	465,998	534,903
Turkiye Vakiflar Bankasi TAO, Class D	308,945	455,842

		4,384,283

United States - 0.2%
Yum! China Holdings, Inc. (1)*	25,244	686,637

TOTAL COMMON STOCKS (cost $234,947,270)		274,093,437

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 3.5%

Investment Company - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $10,001,229) (c)	10,001,229	$10,001,229

SECURITIES LENDING COLLATERAL - 0.7%

Investment Company - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $1,937,942) (c)(d)	1,937,942	1,937,942

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (cost $246,886,441)		286,032,608

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (e)		(426,787)

NET ASSETS - 100.0%		$285,605,821

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$27,357,080	9.6%
Consumer Staples	16,479,330	5.8
Energy	26,084,576	9.1
Financials	53,578,104	18.8
Health Care	6,138,146	2.1
Industrials	19,980,581	7.0
Information Technology	72,273,872	25.2
Materials	19,722,627	6.9
Real Estate	6,028,240	2.1
Telecommunication Services	20,540,797	7.2
Utilities	5,910,084	2.1
Short-Term Investment	10,001,229	3.5
Securities Lending Collateral	1,937,942	0.7

Total Investments In Securities At Value	286,032,608	100.1
Liabilities in Excess of Other Assets (e)	(426,787)	(0.1)

Net Assets	$285,605,821	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $1,820,029.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $1,605,655, which represents approximately 0.56% of net assets of the fund.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
145	BARC	E-Mini MSCI Emerging Markets Index Futures	06/2017	$6,841,333	$6,970,150	$128,817

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$110,305	$110,305

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.3%

Aerospace & Defense - 4.7%
Boeing Co. (The)	8,003	$1,415,411
BWX Technologies, Inc.	1,495	71,162
General Dynamics Corp.	2,116	396,115
Huntington Ingalls Industries, Inc.	10,686	2,139,765
L3 Technologies, Inc.	4,082	674,714
Northrop Grumman Corp.	3,569	848,851
Raytheon Co.	11,163	1,702,357
Spirit AeroSystems Holdings, Inc., Class A	24,839	1,438,675

		8,687,050

Air Freight & Logistics - 0.2%
FedEx Corp.	1,571	306,581

Airlines - 3.1%
Alaska Air Group, Inc.	10,552	973,105
Copa Holdings SA, Class A (Panama)	1,224	137,394
Delta Air Lines, Inc.	39,903	1,833,942
JetBlue Airways Corp. *	19,986	411,912
Southwest Airlines Co.	8,666	465,884
United Continental Holdings, Inc. *	28,559	2,017,408

		5,839,645

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)	4,810	173,160
Lear Corp.	7,667	1,085,494

		1,258,654

Automobiles - 0.5%
General Motors Co.	18,491	653,842
Thor Industries, Inc.	2,901	278,873

		932,715

Banks - 9.2%
Bank of America Corp.	58,103	1,370,650
Bank of Hawaii Corp.	636	52,381
BB&T Corp.	8,735	390,455
Citigroup, Inc.	21,870	1,308,263
Commerce Bancshares, Inc.	1,108	62,225
Cullen/Frost Bankers, Inc.	2,339	208,101
East West Bancorp, Inc.	8,249	425,731
Fifth Third Bancorp	52,798	1,341,069
JPMorgan Chase & Co.	43,114	3,787,134
M&T Bank Corp.	4,221	653,115
PNC Financial Services Group, Inc. (The)	9,463	1,137,831
Popular, Inc.	10,989	447,582
Regions Financial Corp.	54,727	795,183
SunTrust Banks, Inc.	27,947	1,545,469
US Bancorp	27,273	1,404,560
Wells Fargo & Co.	40,767	2,269,091

		17,198,840

Beverages - 0.9%
Constellation Brands, Inc., Class A	5,091	825,098
Dr Pepper Snapple Group, Inc.	2,860	280,051
Molson Coors Brewing Co., Class B	1,756	168,067
PepsiCo, Inc.	3,971	444,196

		1,717,412

INVESTMENTS	SHARES	VALUE
Biotechnology - 1.3%
Amgen, Inc.	2,059	$337,820
Biogen, Inc. *	1,737	474,931
Bioverativ, Inc. *	803	43,731
Celgene Corp. *	432	53,754
Gilead Sciences, Inc.	2,364	160,563
United Therapeutics Corp. *	10,563	1,430,019

		2,500,818

Building Products - 0.9%
AO Smith Corp.	9,339	477,783
Lennox International, Inc.	479	80,137
Owens Corning	17,377	1,066,426

		1,624,346

Capital Markets - 1.5%
Bank of New York Mellon Corp. (The)	15,746	743,684
BlackRock, Inc.	230	88,207
Federated Investors, Inc., Class B	3,754	98,880
Goldman Sachs Group, Inc. (The)	2,394	549,950
Morgan Stanley	8,448	361,912
S&P Global, Inc.	1,350	176,499
State Street Corp.	9,798	780,019

		2,799,151

Chemicals - 2.2%
Cabot Corp.	8,661	518,881
Dow Chemical Co. (The)	12,625	802,192
EI du Pont de Nemours & Co.	6,988	561,346
Huntsman Corp.	54,400	1,334,976
LyondellBasell Industries NV, Class A	6,070	553,523
Monsanto Co.	2,354	266,473
Sherwin-Williams Co. (The)	266	82,511

		4,119,902

Commercial Services & Supplies - 0.8%
Cintas Corp.	6,760	855,410
Republic Services, Inc.	1,912	120,093
Waste Management, Inc.	7,196	524,732

		1,500,235

Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	2,783	34,732
Cisco Systems, Inc.	56,610	1,913,418
CommScope Holding Co., Inc. *	6,239	260,229
F5 Networks, Inc. *	1,848	263,469

		2,471,848

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	2,578	142,512

Consumer Finance - 0.8%
Capital One Financial Corp.	5,995	519,527
Discover Financial Services	12,621	863,150
Synchrony Financial	2,851	97,789

		1,480,466

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,201	96,801
Packaging Corp. of America	3,952	362,082

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Containers & Packaging - 0.3% (continued)
Sonoco Products Co.	1,025	$54,243

		513,126

Distributors - 0.0% (a)
LKQ Corp. *	2,069	60,560

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *	14,480	2,413,526

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	30,667	1,274,214

Electric Utilities - 1.5%
Edison International	2,059	163,917
Exelon Corp.	7,354	264,597
Hawaiian Electric Industries, Inc.	3,319	110,556
Pinnacle West Capital Corp.	18,665	1,556,287
Xcel Energy, Inc.	13,720	609,854

		2,705,211

Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. *	9,682	710,756
Avnet, Inc.	3,796	173,705
CDW Corp.	3,288	189,750
Corning, Inc.	32,067	865,809
Dolby Laboratories, Inc., Class A	6,751	353,820
Keysight Technologies, Inc. *	8,411	303,973

		2,597,813

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	3,064	183,288
Rowan Cos. plc, Class A*	50,662	789,314

		972,602

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	3,811	463,189
AvalonBay Communities, Inc.	1,100	201,960
Boston Properties, Inc.	2,258	298,982
Crown Castle International Corp.	1,636	154,520
Digital Realty Trust, Inc.	5,753	612,062
Equinix, Inc.	908	363,536
Equity Residential	5,825	362,432
Essex Property Trust, Inc.	523	121,090
GGP, Inc.	3,378	78,302
HCP, Inc.	3,475	108,698
Host Hotels & Resorts, Inc.	12,303	229,574
Prologis, Inc.	6,831	354,392
Public Storage	2,231	488,388
Realty Income Corp.	5,417	322,474
Simon Property Group, Inc.	3,193	549,292
Ventas, Inc.	7,001	455,345
Vornado Realty Trust	2,869	287,789
Welltower, Inc.	2,648	187,531
Weyerhaeuser Co.	4,966	168,745

		5,808,301

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	783	131,301
Kroger Co. (The)	2,433	71,749

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 1.3% (continued)
Walgreens Boots Alliance, Inc.	1,043	$86,621
Wal-Mart Stores, Inc.	30,233	2,179,195

		2,468,866

Food Products - 2.5%
Archer-Daniels-Midland Co.	3,876	178,451
Bunge Ltd.	7,021	556,484
Ingredion, Inc.	10,323	1,243,199
JM Smucker Co. (The)	2,145	281,167
Kraft Heinz Co. (The)	1,333	121,050
Pilgrim’s Pride Corp. *(b)	31,630	711,833
Tyson Foods, Inc., Class A	25,694	1,585,577

		4,677,761

Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	17,159	889,866
Danaher Corp.	3,850	329,291
Hill-Rom Holdings, Inc.	787	55,562
IDEXX Laboratories, Inc. *	1,374	212,434

		1,487,153

Health Care Providers & Services - 3.8%
Aetna, Inc.	7,483	954,457
Anthem, Inc.	7,990	1,321,386
Centene Corp. *	8,287	590,532
Cigna Corp.	1,272	186,335
Express Scripts Holding Co. *	4,952	326,386
Humana, Inc.	746	153,780
UnitedHealth Group, Inc.	7,879	1,292,235
WellCare Health Plans, Inc. *	16,307	2,286,405

		7,111,516

Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	3,203	140,804
Carnival Corp.	21,082	1,241,941
Darden Restaurants, Inc.	16,878	1,412,182
International Game Technology plc	26,650	631,605
McDonald’s Corp.	1,933	250,536
Royal Caribbean Cruises Ltd.	5,900	578,849
Wyndham Worldwide Corp.	1,323	111,516

		4,367,433

Household Durables - 0.6%
DR Horton, Inc.	16,623	553,712
Garmin Ltd.	2,816	143,926
PulteGroup, Inc.	15,185	357,607

		1,055,245

Household Products - 1.4%
Procter & Gamble Co. (The)	24,603	2,210,579
Spectrum Brands Holdings, Inc.	2,265	314,858

		2,525,437

Industrial Conglomerates - 0.3%
3M Co.	1,376	263,270
Carlisle Cos., Inc.	2,434	259,002

		522,272

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 5.3%
Aflac, Inc.	11,126	$805,745
Allstate Corp. (The)	15,081	1,228,951
American Financial Group, Inc.	3,430	327,291
Assurant, Inc.	2,050	196,123
Assured Guaranty Ltd.	33,184	1,231,458
Chubb Ltd.	7,280	991,900
Everest Re Group Ltd.	4,757	1,112,234
First American Financial Corp.	2,154	84,609
Lincoln National Corp.	4,290	280,781
Prudential Financial, Inc.	9,289	990,951
Reinsurance Group of America, Inc.	8,227	1,044,664
Travelers Cos., Inc. (The)	12,093	1,457,690
Unum Group	2,416	113,286

		9,865,683

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. *	1,974	1,750,030
Priceline Group, Inc. (The) *	216	384,473

		2,134,503

Internet Software & Services - 4.4%
Akamai Technologies, Inc. *	12,164	726,191
Alphabet, Inc., Class A *	2,372	2,010,981
Alphabet, Inc., Class C*	2,182	1,810,100
eBay, Inc. *	37,455	1,257,364
Facebook, Inc., Class A *	15,855	2,252,203
IAC/InterActiveCorp. *	2,186	161,152

		8,217,991

IT Services - 1.8%
Accenture plc, Class A	7,680	920,678
Amdocs Ltd.	4,246	258,963
Booz Allen Hamilton Holding Corp.	9,813	347,282
Cognizant Technology Solutions Corp., Class A *	3,851	229,211
Computer Sciences Corp.	5,796	399,982
Fiserv, Inc. *	889	102,511
International Business Machines Corp.	5,904	1,028,123
Leidos Holdings, Inc.	1,612	82,438

		3,369,188

Leisure Products - 0.1%
Brunswick Corp.	4,436	271,483

Life Sciences Tools & Services - 0.1%
Bruker Corp.	3,513	81,958
Charles River Laboratories International, Inc. *	1,232	110,818
Mettler-Toledo International, Inc. *	173	82,852

		275,628

Machinery - 2.7%
Crane Co.	1,417	106,034
Cummins, Inc.	6,483	980,230
Illinois Tool Works, Inc.	3,631	480,999
Ingersoll-Rand plc	2,842	231,111
Oshkosh Corp.	30,348	2,081,569
Stanley Black & Decker, Inc.	4,216	560,180
Toro Co. (The)	2,534	158,274

INVESTMENTS	SHARES	VALUE
Machinery - 2.7% (continued)
Trinity Industries, Inc.	15,417	$409,321

		5,007,718

Media - 1.4%
Cable One, Inc.	150	93,671
CBS Corp. (Non-Voting), Class B	5,003	347,008
Comcast Corp., Class A	28,332	1,065,000
John Wiley & Sons, Inc., Class A	1,055	56,759
Scripps Networks Interactive, Inc., Class A	4,181	327,665
TEGNA, Inc.	2,421	62,026
Time Warner, Inc.	5,444	531,933
Walt Disney Co. (The)	1,796	203,648

		2,687,710

Metals & Mining - 0.8%
Newmont Mining Corp.	2,949	97,199
Reliance Steel & Aluminum Co.	3,695	295,674
Steel Dynamics, Inc.	32,697	1,136,548

		1,529,421

Multiline Retail - 0.2%
Kohl’s Corp.	6,989	278,232

Multi-Utilities - 1.6%
Ameren Corp.	16,375	893,911
Consolidated Edison, Inc.	12,500	970,750
DTE Energy Co.	4,353	444,485
Public Service Enterprise Group, Inc.	13,273	588,657
Vectren Corp.	1,193	69,922

		2,967,725

Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	9,757	800,171
ONEOK, Inc.	3,420	189,605
Pioneer Natural Resources Co.	794	147,867
Valero Energy Corp.	14,992	993,820
World Fuel Services Corp.	1,472	53,360

		2,184,823

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	1,653	91,808

Pharmaceuticals - 2.7%
Johnson & Johnson	20,901	2,603,220
Merck & Co., Inc.	19,697	1,251,547
Pfizer, Inc.	33,338	1,140,493

		4,995,260

Professional Services - 0.1%
ManpowerGroup, Inc.	1,650	169,240

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	4,543	158,051
Jones Lang LaSalle, Inc.	772	86,039

		244,090

Road & Rail - 0.7%
CSX Corp.	5,373	250,113
Norfolk Southern Corp.	991	110,962
Old Dominion Freight Line, Inc.	2,389	204,427

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Road & Rail - 0.7% (continued)
Ryder System, Inc.	2,787	$210,252
Union Pacific Corp.	5,674	600,990

		1,376,744

Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	53,888	2,096,243
Intel Corp.	55,468	2,000,731
Lam Research Corp.	7,714	990,169
Micron Technology, Inc. *	32,237	931,649
NVIDIA Corp.	7,704	839,197
QUALCOMM, Inc.	8,300	475,922
Skyworks Solutions, Inc.	10,359	1,014,975
Teradyne, Inc.	3,157	98,183
Texas Instruments, Inc.	18,513	1,491,407

		9,938,476

Software - 4.6%
Activision Blizzard, Inc.	20,668	1,030,506
Adobe Systems, Inc. *	2,751	357,988
CA, Inc.	1,723	54,654
Cadence Design Systems, Inc. *	3,460	108,644
CDK Global, Inc.	3,986	259,130
Citrix Systems, Inc. *	11,843	987,588
Electronic Arts, Inc. *	7,501	671,489
Microsoft Corp.	53,079	3,495,783
Oracle Corp.	1,596	71,198
Synopsys, Inc. *	5,796	418,065
VMware, Inc., Class A *(b)	11,650	1,073,431

		8,528,476

Specialty Retail - 4.1%
Best Buy Co., Inc.	39,734	1,952,926
Burlington Stores, Inc. *	8,318	809,258
Dick’s Sporting Goods, Inc.	7,211	350,887
Foot Locker, Inc.	10,719	801,889
GameStop Corp., Class A	4,669	105,286
Home Depot, Inc. (The)	10,523	1,545,092
Lowe’s Cos., Inc.	4,099	336,979
Murphy USA, Inc. *	5,596	410,858
Penske Automotive Group, Inc.	1,162	54,393
Ross Stores, Inc.	4,649	306,230
TJX Cos., Inc. (The)	5,334	421,813
Ulta Beauty, Inc. *	1,800	513,414
Urban Outfitters, Inc. *	4,824	114,618

		7,723,643

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	44,297	6,363,707
Hewlett Packard Enterprise Co.	71,915	1,704,386
HP, Inc.	66,441	1,187,965
NCR Corp. *	4,185	191,171
NetApp, Inc.	10,278	430,134

		9,877,363

Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. *	4,153	158,271
PVH Corp.	3,201	331,207

		489,478

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	5,186	$72,448

Tobacco - 1.4%
Altria Group, Inc.	14,357	1,025,377
Philip Morris International, Inc.	11,529	1,301,624
Reynolds American, Inc.	4,087	257,563

		2,584,564

Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. *	3,973	163,390
MSC Industrial Direct Co., Inc., Class A	8,680	891,957
United Rentals, Inc. *	4,287	536,089

		1,591,436

TOTAL COMMON STOCKS (cost $156,762,514)		179,614,342

EXCHANGE TRADED FUND - 2.3%
SPDR S&P 500 Fund Trust
(cost $3,578,840)	17,615	4,152,560

SHORT-TERM INVESTMENT - 1.3%

Investment Company - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $2,463,478) (2)(c)	2,463,478	2,463,478

SECURITIES LENDING COLLATERAL - 0.9%

Investment Company - 0.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $1,726,352) (2)(c)(d)	1,726,352	1,726,352

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.8% (cost $164,531,184)		187,956,732

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(1,446,119)

NET ASSETS - 100.0%		$186,510,613

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$21,259,656	11.4%
Consumer Staples	14,065,848	7.5
Energy	3,157,425	1.7
Exchange Traded Fund	4,152,560	2.3
Financials	33,830,115	18.1
Health Care	16,370,374	8.8
Industrials	26,767,778	14.4
Information Technology	45,001,156	24.2
Materials	6,162,448	3.3
Real Estate	6,052,391	3.2
Telecommunication Services	1,274,214	0.7
Utilities	5,672,937	3.0
Short-Term Investment	2,463,478	1.3
Securities Lending Collateral	1,726,352	0.9

Total Investments In Securities At Value	187,956,732	100.8
Liabilities in Excess of Other Assets	(1,446,119)	(0.8)

Net Assets	$186,510,613	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $1,688,550.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.9%

Aerospace & Defense - 1.2%
AAR Corp.	522	$17,555
Curtiss-Wright Corp.	441	40,246
DigitalGlobe, Inc. *	820	26,855
Ducommun, Inc. *	1,460	42,033
Engility Holdings, Inc. *	270	7,814
Esterline Technologies Corp. *	226	19,447
Moog, Inc., Class A *	297	20,003
National Presto Industries, Inc.	153	15,636
TASER International, Inc. *	481	10,962
Teledyne Technologies, Inc. *	160	20,234
Vectrus, Inc. *	4,026	89,981

		310,766

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	739	11,861
Hub Group, Inc., Class A *	503	23,339

		35,200

Airlines - 0.2%
Allegiant Travel Co.	100	16,025
Hawaiian Holdings, Inc. *	353	16,397
SkyWest, Inc.	613	20,995

		53,417

Auto Components - 4.4%
American Axle & Manufacturing Holdings, Inc. *	10,057	188,871
Cooper Tire & Rubber Co.	3,151	139,747
Cooper-Standard Holdings, Inc. *	2,098	232,731
Dana, Inc.	2,459	47,483
Dorman Products, Inc. *	614	50,428
Horizon Global Corp. *	956	13,269
LCI Industries	1,498	149,501
Metaldyne Performance Group, Inc.	952	21,753
Modine Manufacturing Co. *	630	7,686
Spartan Motors, Inc.	6,420	51,360
Standard Motor Products, Inc.	409	20,098
Stoneridge, Inc. *	3,012	54,638
Superior Industries International, Inc.	1,081	27,403
Tenneco, Inc.	1,746	108,985
Tower International, Inc.	537	14,553

		1,128,506

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	192	5,616

Banks - 9.9%
1st Source Corp.	596	27,982
Ameris Bancorp	415	19,132
Banc of California, Inc.	2,166	44,836
BancFirst Corp.	185	16,632
BancorpSouth, Inc.	1,587	48,007
Bank of the Ozarks, Inc.	376	19,556
Berkshire Hills Bancorp, Inc.	325	11,716
BNC Bancorp	350	12,268
Brookline Bancorp, Inc.	576	9,014
Cardinal Financial Corp.	302	9,042
Cathay General Bancorp	1,997	75,247

INVESTMENTS	SHARES	VALUE
Banks - 9.9% (continued)
CenterState Banks, Inc.	1,055	$27,325
Chemical Financial Corp.	955	48,848
City Holding Co.	128	8,253
Columbia Banking System, Inc.	372	14,504
Community Bank System, Inc.	142	7,807
Community Trust Bancorp, Inc.	222	10,157
Customers Bancorp, Inc. *	1,062	33,485
Eagle Bancorp, Inc. *	369	22,029
Enterprise Financial Services Corp.	914	38,754
Fidelity Southern Corp.	1,092	24,439
First BanCorp *	10,483	59,229
First Busey Corp.	276	8,114
First Citizens BancShares, Inc., Class A	225	75,458
First Commonwealth Financial Corp.	899	11,921
First Financial Bancorp	875	24,019
First Financial Corp.	204	9,690
First Interstate BancSystem, Inc., Class A	1,725	68,396
First Merchants Corp.	1,410	55,441
First Midwest Bancorp, Inc.	830	19,654
Flushing Financial Corp.	496	13,328
FNB Corp.	733	10,900
Fulton Financial Corp.	3,838	68,508
Great Southern Bancorp, Inc.	426	21,513
Great Western Bancorp, Inc.	3,585	152,040
Hancock Holding Co.	2,292	104,401
Hanmi Financial Corp.	1,092	33,579
Heartland Financial USA, Inc.	1,496	74,725
Heritage Financial Corp.	437	10,816
Hilltop Holdings, Inc.	2,070	56,863
Home BancShares, Inc.	505	13,670
Hope Bancorp, Inc.	603	11,560
IBERIABANK Corp.	342	27,052
Independent Bank Corp./MA	122	7,930
Independent Bank Group, Inc.	131	8,423
International Bancshares Corp.	2,296	81,278
LegacyTexas Financial Group, Inc.	2,087	83,271
MB Financial, Inc.	1,204	51,555
NBT Bancorp, Inc.	821	30,434
OFG Bancorp	1,068	12,602
Old National Bancorp	1,544	26,788
Pacific Premier Bancorp, Inc. *	645	24,865
Preferred Bank	973	52,211
PrivateBancorp, Inc.	975	57,886
Prosperity Bancshares, Inc.	1,545	107,702
Renasant Corp.	315	12,502
Sandy Spring Bancorp, Inc.	415	17,011
ServisFirst Bancshares, Inc.	2,223	80,873
Simmons First National Corp., Class A	152	8,383
Stock Yards Bancorp, Inc.	480	19,512
Texas Capital Bancshares, Inc. *	1,260	105,147
Towne Bank	1,008	32,659
TriCo Bancshares	365	12,968
Trustmark Corp.	1,520	48,321
UMB Financial Corp.	392	29,522
Umpqua Holdings Corp.	2,470	43,818
Webster Financial Corp.	964	48,239
Wintrust Financial Corp.	1,674	115,707

		2,579,517

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Beverages - 0.7%
Craft Brew Alliance, Inc. *	620	$8,277
MGP Ingredients, Inc.	1,098	59,544
National Beverage Corp.	1,279	108,114

		175,935

Biotechnology - 3.9%
Acorda Therapeutics, Inc. *	760	15,960
AMAG Pharmaceuticals, Inc. *	2,583	58,247
Array BioPharma, Inc. *	2,096	18,738
BioSpecifics Technologies Corp. *	658	36,058
Bluebird Bio, Inc. *	366	33,269
Blueprint Medicines Corp. *	182	7,278
Clovis Oncology, Inc. *	479	30,498
Eagle Pharmaceuticals, Inc. *	934	77,466
Emergent BioSolutions, Inc. *	2,078	60,345
Enanta Pharmaceuticals, Inc. *	440	13,552
Exact Sciences Corp. *	4,978	117,580
Exelixis, Inc. *	8,818	191,086
Five Prime Therapeutics, Inc. *	523	18,907
Ligand Pharmaceuticals, Inc. *	156	16,511
PDL BioPharma, Inc. *	17,360	39,407
Portola Pharmaceuticals, Inc. *	648	25,395
Prothena Corp. plc (Ireland)*	347	19,359
Radius Health, Inc. *	207	8,001
Repligen Corp. *	868	30,554
Retrophin, Inc. *	1,881	34,723
Sage Therapeutics, Inc. *	395	28,073
Spark Therapeutics, Inc. *	399	21,283
TESARO, Inc. *	258	39,699
Xencor, Inc. *	2,783	66,569

		1,008,558

Building Products - 2.5%
American Woodmark Corp. *	350	32,130
Apogee Enterprises, Inc.	995	59,312
Armstrong Flooring, Inc. *	397	7,313
Continental Building Products, Inc. *	281	6,884
Gibraltar Industries, Inc. *	2,034	83,801
Insteel Industries, Inc.	4,011	144,957
Patrick Industries, Inc. *	1,671	118,474
Ply Gem Holdings, Inc. *	1,640	32,308
Trex Co., Inc. *	508	35,250
Universal Forest Products, Inc.	1,216	119,825

		640,254

Capital Markets - 0.4%
Evercore Partners, Inc., Class A	219	17,060
INTL. FCStone, Inc. *	1,006	38,188
Janus Capital Group, Inc.	594	7,841
Piper Jaffray Cos.	149	9,513
Stifel Financial Corp. *	693	34,782

		107,384

Chemicals - 2.8%
American Vanguard Corp.	513	8,516
Chase Corp.	349	33,295
Chemours Co. (The)	6,216	239,316
Chemtura Corp. *	261	8,717
FutureFuel Corp.	844	11,968

INVESTMENTS	SHARES	VALUE
Chemicals - 2.8% (continued)
GCP Applied Technologies, Inc. *	451	$14,725
Ingevity Corp. *	423	25,739
Innophos Holdings, Inc.	181	9,769
Innospec, Inc.	805	52,124
Kraton Corp. *	964	29,807
Minerals Technologies, Inc.	163	12,486
Rayonier Advanced Materials, Inc.	3,860	51,917
Stepan Co.	626	49,335
Trinseo SA	2,455	164,730

		712,444

Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	206	8,982
ACCO Brands Corp. *	8,789	115,575
Brady Corp., Class A	339	13,102
Brink’s Co. (The)	197	10,530
CECO Environmental Corp.	1,921	20,190
Deluxe Corp.	973	70,221
Ennis, Inc.	4,170	70,890
Herman Miller, Inc.	1,351	42,624
HNI Corp.	1,392	64,157
Knoll, Inc.	946	22,524
Quad/Graphics, Inc.	4,554	114,943
Steelcase, Inc., Class A	1,633	27,353
Tetra Tech, Inc.	703	28,717
UniFirst Corp.	160	22,632
Viad Corp.	593	26,804
West Corp.	471	11,502

		670,746

Communications Equipment - 2.0%
Applied Optoelectronics, Inc. *	1,012	56,824
Ciena Corp. *	459	10,837
Extreme Networks, Inc. *	1,103	8,284
Finisar Corp. *	5,125	140,118
InterDigital, Inc.	571	49,277
Lumentum Holdings, Inc. *	772	41,186
NETGEAR, Inc. *	2,080	103,064
Oclaro, Inc. *	3,348	32,877
Plantronics, Inc.	480	25,973
Sonus Networks, Inc. *	1,366	9,002
Ubiquiti Networks, Inc. *	582	29,251

		506,693

Construction & Engineering - 2.3%
Argan, Inc.	3,323	219,817
Comfort Systems USA, Inc.	260	9,529
Dycom Industries, Inc. *	700	65,065
EMCOR Group, Inc.	1,284	80,828
MasTec, Inc. *	2,308	92,435
MYR Group, Inc. *	1,503	61,623
Tutor Perini Corp. *	2,355	74,889

		604,186

Construction Materials - 0.2%
Headwaters, Inc. *	874	20,522
Summit Materials, Inc., Class A *	1,350	33,359
US Concrete, Inc. *	110	7,100

		60,981

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Consumer Finance - 0.7%
FirstCash, Inc.	490	$24,084
LendingClub Corp. *	3,386	18,589
Nelnet, Inc., Class A	1,043	45,746
Regional Management Corp. *	468	9,093
World Acceptance Corp. *	1,562	80,880

		178,392

Distributors - 0.0% (a)
Core-Mark Holding Co., Inc.	182	5,677

Diversified Consumer Services - 1.7%
American Public Education, Inc. *	3,342	76,532
Capella Education Co.	1,457	123,881
Career Education Corp. *	7,106	61,822
DeVry Education Group, Inc.	1,982	70,262
Grand Canyon Education, Inc. *	811	58,076
K12, Inc. *	3,132	59,978

		450,551

Diversified Telecommunication Services - 0.5%
FairPoint Communications, Inc. *	1,140	18,924
General Communication, Inc., Class A *	525	10,920
IDT Corp., Class B	4,884	62,124
Vonage Holdings Corp. *	7,102	44,885

		136,853

Electric Utilities - 0.5%
Portland General Electric Co.	347	15,414
Spark Energy, Inc., Class A (b)	3,655	116,777

		132,191

Electrical Equipment - 0.2%
Encore Wire Corp.	284	13,064
EnerSys	337	26,603

		39,667

Electronic Equipment, Instruments & Components - 4.1%
Anixter International, Inc. *	361	28,627
AVX Corp.	825	13,513
Belden, Inc.	399	27,607
Benchmark Electronics, Inc. *	479	15,232
Coherent, Inc. *	725	149,089
CTS Corp.	344	7,327
ePlus, Inc. *	367	49,563
II-VI, Inc. *	1,298	46,793
Insight Enterprises, Inc. *	755	31,023
Methode Electronics, Inc.	2,185	99,636
Plexus Corp. *	496	28,669
Rogers Corp. *	485	41,647
Sanmina Corp. *	5,265	213,759
SYNNEX Corp.	619	69,291
Tech Data Corp. *	1,062	99,722
TTM Technologies, Inc. *	7,244	116,846
Vishay Intertechnology, Inc.	1,424	23,425

		1,061,769

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. *	8,528	81,272
Exterran Corp. *	1,857	58,403
Matrix Service Co. *	647	10,675

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 1.1% (continued)
McDermott International, Inc. *	10,036	$67,743
US Silica Holdings, Inc.	1,387	66,562

		284,655

Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust	671	20,170
Agree Realty Corp.	839	40,238
American Assets Trust, Inc.	543	22,719
CBL & Associates Properties, Inc.	2,461	23,478
Chesapeake Lodging Trust	556	13,322
Colony Starwood Homes	606	20,574
CoreSite Realty Corp.	531	47,817
Cousins Properties, Inc.	4,398	36,371
DiamondRock Hospitality Co.	2,689	29,982
DuPont Fabros Technology, Inc.	1,090	54,053
EastGroup Properties, Inc.	345	25,368
Education Realty Trust, Inc.	774	31,618
FelCor Lodging Trust, Inc.	3,127	23,484
First Industrial Realty Trust, Inc.	1,565	41,676
Four Corners Property Trust, Inc.	1,982	45,249
Franklin Street Properties Corp.	2,870	34,842
GEO Group, Inc. (The)	1,136	52,676
Global Net Lease, Inc.	501	12,064
Government Properties Income Trust	1,056	22,102
Gramercy Property Trust	1,606	42,238
Healthcare Realty Trust, Inc.	1,261	40,982
Hudson Pacific Properties, Inc.	1,276	44,201
Kite Realty Group Trust	646	13,889
LaSalle Hotel Properties	1,319	38,185
Lexington Realty Trust	3,470	34,631
LTC Properties, Inc.	343	16,430
Mack-Cali Realty Corp.	1,735	46,741
Medical Properties Trust, Inc.	3,498	45,089
Monmouth Real Estate Investment Corp.	2,604	37,159
Monogram Residential Trust, Inc.	2,128	21,216
National Health Investors, Inc.	344	24,985
Pebblebrook Hotel Trust	1,063	31,050
Pennsylvania REIT	778	11,779
Physicians Realty Trust	1,228	24,400
Potlatch Corp.	748	34,184
PS Business Parks, Inc.	158	18,132
QTS Realty Trust, Inc., Class A	597	29,104
Ramco-Gershenson Properties Trust	870	12,197
Retail Opportunity Investments Corp.	955	20,084
Rexford Industrial Realty, Inc.	1,175	26,461
RLJ Lodging Trust	1,433	33,690
Ryman Hospitality Properties, Inc.	689	42,601
Sabra Health Care REIT, Inc.	1,162	32,455
Select Income REIT	922	23,778
Seritage Growth Properties, Class A (b)	414	17,864
STAG Industrial, Inc.	1,114	27,872
Summit Hotel Properties, Inc.	2,091	33,414
Sunstone Hotel Investors, Inc.	2,588	39,674
Terreno Realty Corp.	1,043	29,204
Urban Edge Properties	942	24,775
Washington Prime Group, Inc.	2,142	18,614
Washington REIT	619	19,362
Xenia Hotels & Resorts, Inc.	1,514	25,844

		1,580,087

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 0.4%
Ingles Markets, Inc., Class A	549	$23,689
SpartanNash Co.	1,232	43,108
United Natural Foods, Inc. *	258	11,153
Weis Markets, Inc.	592	35,313

		113,263

Food Products - 2.0%
Darling Ingredients, Inc. *	4,621	67,097
Dean Foods Co.	1,196	23,513
Fresh Del Monte Produce, Inc.	1,020	60,415
John B Sanfilippo& Son, Inc.	1,439	105,321
Lancaster Colony Corp.	98	12,626
Omega Protein Corp.	6,886	138,064
Sanderson Farms, Inc.	971	100,829

		507,865

Gas Utilities - 1.1%
ONE Gas, Inc.	1,344	90,854
Southwest Gas Holdings, Inc.	1,570	130,169
WGL Holdings, Inc.	625	51,581

		272,604

Health Care Equipment & Supplies - 1.4%
Anika Therapeutics, Inc. *	870	37,793
Cardiovascular Systems, Inc. *	599	16,937
CryoLife, Inc. *	550	9,157
ICU Medical, Inc. *	129	19,698
Inogen, Inc. *	121	9,385
Integra LifeSciences Holdings Corp. *	352	14,830
iRadimed Corp. *	900	8,010
LeMaitre Vascular, Inc.	739	18,201
Masimo Corp. *	1,425	132,895
NuVasive, Inc. *	213	15,907
OraSure Technologies, Inc. *	3,475	44,932
TransEnterix, Inc. *(b)	7,887	9,543
Zeltiq Aesthetics, Inc. *	478	26,582

		363,870

Health Care Providers & Services - 1.4%
AMN Healthcare Services, Inc. *	2,792	113,355
BioTelemetry, Inc. *	2,185	63,256
Chemed Corp.	304	55,538
HealthEquity, Inc. *	606	25,725
Select Medical Holdings Corp. *	2,338	31,212
Tivity Health, Inc. *	1,596	46,443
Triple-S Management Corp., Class B *	1,702	29,904

		365,433

Health Care Technology - 0.1%
HMS Holdings Corp. *	1,855	37,712

Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands, Inc.	654	12,904
Carrols Restaurant Group, Inc. *	724	10,245
Cheesecake Factory, Inc. (The)	1,108	70,203
Cracker Barrel Old Country Store, Inc. (b)	424	67,522
Dave & Buster’s Entertainment, Inc. *	1,148	70,131
Eldorado Resorts, Inc. *	6,718	127,138
Isle of Capri Casinos, Inc. *	867	22,854
Jack in the Box, Inc.	231	23,497

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.2% (continued)
Marcus Corp. (The)	479	$15,376
Marriott Vacations Worldwide Corp.	509	50,864
Papa John’s International, Inc.	537	42,982
Ruth’s Hospitality Group, Inc.	1,008	20,210
Texas Roadhouse, Inc.	636	28,321

		562,247

Household Durables - 1.4%
Bassett Furniture Industries, Inc.	1,537	41,345
Ethan Allen Interiors, Inc.	452	13,854
Flexsteel Industries, Inc.	1,265	63,756
Hooker Furniture Corp.	358	11,116
iRobot Corp. *	682	45,108
KB Home	2,196	43,657
La-Z-Boy, Inc.	1,426	38,502
LGI Homes, Inc. *(b)	652	22,109
NACCO Industries, Inc., Class A	795	55,491
TopBuild Corp. *	651	30,597
ZAGG, Inc. *	1,092	7,862

		373,397

Household Products - 0.3%
Central Garden & Pet Co., Class A *	1,431	49,684
HRG Group, Inc. *	1,172	22,643

		72,327

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	296	16,896

Insurance - 4.7%
Ambac Financial Group, Inc. *	4,984	93,998
American Equity Investment Life Holding Co.	868	20,511
AMERISAFE, Inc.	595	38,615
Argo Group International Holdings Ltd.	1,281	86,852
CNO Financial Group, Inc.	4,914	100,737
Employers Holdings, Inc.	3,538	134,267
Enstar Group Ltd. *	107	20,469
FBL Financial Group, Inc., Class A	333	21,795
Federated National Holding Co.	616	10,737
Genworth Financial, Inc., Class A *	7,815	32,198
HCI Group, Inc.	446	20,329
Heritage Insurance Holdings, Inc.	2,544	32,487
Horace Mann Educators Corp.	851	34,934
Infinity Property & Casualty Corp.	97	9,264
James River Group Holdings Ltd.	518	22,201
Maiden Holdings Ltd.	1,955	27,370
National General Holdings Corp.	765	18,176
National Western Life Group, Inc., Class A	96	29,199
Navigators Group, Inc. (The)	846	45,938
Primerica, Inc.	2,032	167,030
Selective Insurance Group, Inc.	1,516	71,479
United Fire Group, Inc.	1,068	45,678
United Insurance Holdings Corp.	1,381	22,027
Universal Insurance Holdings, Inc.	4,985	122,133

		1,228,424

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	1,397	14,249
Nutrisystem, Inc.	525	29,138

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 0.2% (continued)
PetMed Express, Inc.	397	$7,996

		51,383

Internet Software & Services - 1.3%
Blucora, Inc. *	491	8,494
Brightcove, Inc. *	923	8,215
Five9, Inc. *	447	7,358
j2 Global, Inc.	891	74,764
LogMeIn, Inc.	691	67,372
MeetMe, Inc. *	13,048	76,853
RetailMeNot, Inc. *	1,209	9,793
Shutterstock, Inc. *	324	13,397
Stamps.com, Inc. *	487	57,636

		323,882

IT Services - 2.1%
CACI International, Inc., Class A *	97	11,378
Cardtronics plc, Class A *	311	14,539
Convergys Corp.	2,615	55,307
CSG Systems International, Inc.	1,488	56,261
ExlService Holdings, Inc. *	165	7,815
Hackett Group, Inc. (The)	3,816	74,374
NeuStar, Inc., Class A *	4,409	146,158
Science Applications International Corp.	1,044	77,674
Sykes Enterprises, Inc. *	2,747	80,762
TeleTech Holdings, Inc.	272	8,051

		532,319

Leisure Products - 1.0%
American Outdoor Brands Corp. *(b)	5,705	113,016
JAKKS Pacific, Inc. *	1,406	7,733
Johnson Outdoors, Inc., Class A	2,942	107,383
MCBC Holdings, Inc.	1,503	24,304
Nautilus, Inc. *	604	11,023

		263,459

Life Sciences Tools & Services - 0.6%
Cambrex Corp. *	2,234	122,982
INC Research Holdings, Inc., Class A *	161	7,382
PRA Health Sciences, Inc. *	244	15,916

		146,280

Machinery - 4.0%
Alamo Group, Inc.	698	53,181
Altra Industrial Motion Corp.	302	11,763
American Railcar Industries, Inc.	235	9,658
Astec Industries, Inc.	907	55,776
Barnes Group, Inc.	736	37,786
Douglas Dynamics, Inc.	481	14,743
Energy Recovery, Inc. *	4,325	35,984
Federal Signal Corp.	721	9,957
FreightCar America, Inc.	773	9,686
Global Brass & Copper Holdings, Inc.	1,620	55,728
Greenbrier Cos., Inc. (The)	2,523	108,741
Hillenbrand, Inc.	227	8,138
John Bean Technologies Corp.	342	30,079
Joy Global, Inc.	988	27,911
Kadant, Inc.	399	23,681
Lydall, Inc. *	909	48,722

INVESTMENTS	SHARES	VALUE
Machinery - 4.0% (continued)
Meritor, Inc. *	7,077	$121,229
Mueller Industries, Inc.	520	17,800
SPX Corp. *	702	17,023
Standex International Corp.	229	22,934
Supreme Industries, Inc., Class A	9,014	182,624
Wabash National Corp.	5,941	122,919

		1,026,063

Marine - 0.0% (a)
Matson, Inc.	320	10,163

Media - 0.6%
Gannett Co., Inc.	2,496	20,916
Gray Television, Inc. *	595	8,628
Meredith Corp.	1,258	81,267
MSG Networks, Inc., Class A *	535	12,492
Scholastic Corp.	684	29,118
Sinclair Broadcast Group, Inc., Class A	346	14,013

		166,434

Metals & Mining - 2.5%
AK Steel Holding Corp. *	7,457	53,616
Cliffs Natural Resources, Inc. *	22,634	185,825
Coeur Mining, Inc. *	1,480	11,959
Commercial Metals Co.	4,249	81,284
Hecla Mining Co.	3,653	19,324
Olympic Steel, Inc.	1,327	24,629
Ryerson Holding Corp. *	5,923	74,630
Stillwater Mining Co. *	1,371	23,677
SunCoke Energy, Inc. *	5,943	53,249
Worthington Industries, Inc.	2,457	110,786

		638,979

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Apollo Commercial Real Estate Finance, Inc.	1,429	26,879
ARMOUR Residential REIT, Inc.	543	12,332
Capstead Mortgage Corp.	4,188	44,142
CYS Investments, Inc.	4,773	37,945
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	990	19,998
Invesco Mortgage Capital, Inc.	3,132	48,295
New Residential Investment Corp.	4,533	76,970
PennyMac Mortgage Investment Trust	2,166	38,447
Redwood Trust, Inc.	2,616	43,452

		348,460

Multi-Utilities - 0.0% (a)
Avista Corp.	262	10,231

Oil, Gas & Consumable Fuels - 0.8%
Callon Petroleum Co. *	3,170	41,717
Jones Energy, Inc., Class A *	4,706	12,001
Oasis Petroleum, Inc. *	564	8,043
Renewable Energy Group, Inc. *	1,128	11,788
REX American Resources Corp. *	899	81,350
Scorpio Tankers, Inc. (Monaco)	3,881	17,232
Western Refining, Inc.	899	31,528
Westmoreland Coal Co. *	825	11,979

		215,638

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Paper & Forest Products - 0.4%
Clearwater Paper Corp. *	200	$11,200
Louisiana-Pacific Corp. *	2,023	50,211
Neenah Paper, Inc.	279	20,841
PH Glatfelter Co.	921	20,023
Schweitzer-Mauduit International, Inc.	217	8,988

		111,263

Personal Products - 0.6%
Medifast, Inc.	218	9,673
Natural Health Trends Corp.	2,789	80,602
Revlon, Inc., Class A *	353	9,831
USANA Health Sciences, Inc. *	1,079	62,150

		162,256

Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. *	416	18,866
Amphastar Pharmaceuticals, Inc. *	1,514	21,953
Corcept Therapeutics, Inc. *	7,978	87,439
Heska Corp. *	547	57,424
Lannett Co., Inc. *	1,512	33,793
Phibro Animal Health Corp., Class A	288	8,093
Prestige Brands Holdings, Inc. *	195	10,834
SciClone Pharmaceuticals, Inc. *	5,350	52,430
Sucampo Pharmaceuticals, Inc., Class A *	1,338	14,718
Supernus Pharmaceuticals, Inc. *	1,375	43,037

		348,587

Professional Services - 1.6%
Barrett Business Services, Inc.	1,162	63,469
CBIZ, Inc. *	559	7,575
CEB, Inc.	359	28,217
FTI Consulting, Inc. *	261	10,745
ICF International, Inc. *	362	14,951
Insperity, Inc.	2,078	184,215
Kelly Services, Inc., Class A	1,182	25,839
Kforce, Inc.	323	7,671
Mistras Group, Inc. *	543	11,609
Navigant Consulting, Inc. *	492	11,247
On Assignment, Inc. *	248	12,035
RPX Corp. *	745	8,940
TrueBlue, Inc. *	1,372	37,524

		424,037

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	361	16,072

Road & Rail - 0.8%
Marten Transport Ltd.	612	14,351
Saia, Inc. *	2,991	132,501
Swift Transportation Co. *	2,336	47,982
YRC Worldwide, Inc. *	724	7,971

		202,805

Semiconductors & Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc. *	2,873	196,973
Advanced Micro Devices, Inc. *	10,678	155,365
Alpha & Omega Semiconductor Ltd. *	4,357	74,897
Ambarella, Inc. *	979	53,561
Amkor Technology, Inc. *	9,915	114,915

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.0% (continued)
Cabot Microelectronics Corp.	493	$37,769
Cirrus Logic, Inc. *	3,368	204,404
Entegris, Inc. *	1,289	30,162
GigPeak, Inc. (2)*	2,818	8,679
Inphi Corp. *	165	8,055
Integrated Device Technology, Inc. *	2,021	47,837
MaxLinear, Inc., Class A *	3,433	96,296
Microsemi Corp. *	1,020	52,560
MKS Instruments, Inc.	1,140	78,375
Monolithic Power Systems, Inc.	99	9,118
Nanometrics, Inc. *	280	8,529
Photronics, Inc. *	3,528	37,750
Power Integrations, Inc.	321	21,106
Rudolph Technologies, Inc. *	1,473	32,995
Silicon Laboratories, Inc. *	138	10,150
Synaptics, Inc. *	262	12,972
XPERI Corp.	211	7,163

		1,299,631

Software - 1.2%
Aspen Technology, Inc. *	180	10,606
Barracuda Networks, Inc. *	948	21,908
Ebix, Inc.(b)	1,465	89,731
Ellie Mae, Inc. *	531	53,243
Fair Isaac Corp.	251	32,367
Gigamon, Inc. *	662	23,534
Mitek Systems, Inc. *	4,585	30,490
Paycom Software, Inc. *	251	14,435
Take-Two Interactive Software, Inc. *	455	26,968
VASCO Data Security International, Inc. *	623	8,411

		311,693

Specialty Retail - 1.2%
Aaron’s, Inc.	864	25,695
American Eagle Outfitters, Inc.	2,416	33,897
Big 5 Sporting Goods Corp.	2,179	32,903
Build-A-Bear Workshop, Inc. *	1,067	9,443
Caleres, Inc.	1,250	33,025
Children’s Place, Inc. (The)	683	81,994
Citi Trends, Inc.	505	8,585
Francesca’s Holdings Corp. *	694	10,653
Group 1 Automotive, Inc.	93	6,889
Haverty Furniture Cos., Inc.	511	12,443
Kirkland’s, Inc. *	800	9,920
Office Depot, Inc.	8,294	38,692
Shoe Carnival, Inc.	360	8,845

		312,984

Technology Hardware, Storage & Peripherals - 0.0% (a)
Super Micro Computer, Inc. *	293	7,428

Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	2,832	70,658
Perry Ellis International, Inc. *	324	6,960
Vera Bradley, Inc. *	1,506	14,021

		91,639

Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	1,178	24,161
BofI Holding, Inc. *	3,606	94,225

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 3.4% (continued)
Dime Community Bancshares, Inc.	673	$13,662
Essent Group Ltd. *	744	26,910
EverBank Financial Corp.	878	17,103
Federal Agricultural Mortgage Corp., Class C	812	46,747
First Defiance Financial Corp.	718	35,548
Flagstar Bancorp, Inc. *	679	19,141
HomeStreet, Inc. *	1,732	48,409
Meta Financial Group, Inc.	1,068	94,518
MGIC Investment Corp. *	7,088	71,801
Oritani Financial Corp.	488	8,296
Provident Financial Services, Inc.	940	24,299
Radian Group, Inc.	9,929	178,325
United Financial Bancorp, Inc.	473	8,046
Walker & Dunlop, Inc. *	2,323	96,846
Washington Federal, Inc.	1,812	59,977
WSFS Financial Corp.	309	14,199

		882,213

Tobacco - 0.1%
Universal Corp.	169	11,957
Vector Group Ltd.	773	16,078

		28,035

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	193	11,937
GATX Corp.(b)	1,847	112,593
H&E Equipment Services, Inc.	2,286	56,053
Rush Enterprises, Inc., Class A*	591	19,550

		200,133

Water Utilities - 0.3%
SJW Group	1,447	69,774

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	2,598	3,377
Shenandoah Telecommunications Co.	760	21,318

		24,695

TOTAL COMMON STOCKS (cost $20,584,983)		24,610,619

EXCHANGE TRADED FUND - 3.0%
iShares Russell 2000 Fund (cost $703,217)	5,743	789,548

RIGHT - 0.0% (a)	NO. OF RIGHTS
Media - 0.0% (a)
Media General, Inc., CVR (cost $221) (3)*(c)	744	1,193

SHORT-TERM INVESTMENT - 2.6%	SHARES
Investment Company - 2.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $662,723)(2)(d)	662,723	662,723

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 1.7%

Investment Company - 1.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares, 0.58% (2)(d)(e)	427,756	$427,756

U.S. Treasury Obligation - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA U.S. Treasury Note, 1.50%, 11/30/2019 (2)(e)	20,000	20,114

TOTAL SECURITIES LENDING COLLATERAL (cost $447,870)		447,870

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.2% (cost $22,399,014)		26,511,953

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%		(564,739)

NET ASSETS - 100.0%		$25,947,214

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,413,084	13.2%
Consumer Staples	1,059,682	4.1
Energy	500,293	1.9
Exchange Traded Fund	789,548	3.0
Financials	5,324,390	20.4
Health Care	2,270,441	8.8
Industrials	4,217,437	16.3
Information Technology	4,043,415	15.6
Materials	1,523,666	5.9
Real Estate	1,596,159	6.2
Telecommunication Services	161,549	0.6
Utilities	501,696	1.9
Short-Term Investment	662,723	2.6
Securities Lending Collateral	447,870	1.7

Total Investments In Securities At Value	26,511,953	102.2
Liabilities in Excess of Other Assets	(564,739)	(2.2)

Net Assets	$25,947,214	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $435,116.
(c)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $1,193, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 3/31/2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.5%

Australia - 6.0%
Amcor Ltd.	10,220	$117,554
Aristocrat Leisure Ltd.	66,517	913,047
Australia & New Zealand Banking Group Ltd.	16,588	402,768
BHP Billiton Ltd.	31,889	579,939
Caltex Australia Ltd.	16,899	380,762
CIMIC Group Ltd.	39,681	1,088,794
Cochlear Ltd.	3,464	357,840
Commonwealth Bank of Australia	5,831	382,368
CSL Ltd.	4,834	462,835
Dexus Property Group, REIT	33,527	250,232
Fortescue Metals Group Ltd.	338,242	1,611,102
Goodman Group, REIT	30,886	182,610
GPT Group (The), REIT	19,876	78,225
Harvey Norman Holdings Ltd.	25,100	86,816
Macquarie Group Ltd.	5,407	372,524
National Australia Bank Ltd.	5,779	147,147
Scentre Group, REIT	71,981	235,978
South32 Ltd.	383,627	808,748
Tabcorp Holdings Ltd.	13,960	50,659
Treasury Wine Estates Ltd.	62,484	583,702
Westpac Banking Corp.	8,476	226,583
Woodside Petroleum Ltd.	5,055	123,839

		9,444,072

Belgium - 1.4%
Ageas	17,982	702,210
Colruyt SA	1,555	76,366
Groupe Bruxelles Lambert SA	1,467	133,135
KBC Group NV	10,331	684,873
Umicore SA	11,103	632,306

		2,228,890

Canada - 8.0%
Agrium, Inc. (1)	1,305	124,548
Alimentation Couche-Tard, Inc., Class B (1)	7,864	355,280
Bank of Montreal (1)	8,976	670,441
Bank of Nova Scotia (The) (1)	20,419	1,194,570
Barrick Gold Corp. (1)	11,465	217,773
Brookfield Asset Management, Inc., Class A (1)	9,234	336,420
Canadian Imperial Bank of Commerce (1)	5,176	446,315
Canadian Tire Corp. Ltd., Class A (1)	2,858	339,517
CCL Industries, Inc., Class B (1)	491	107,124
CGI Group, Inc., Class A (1)*	17,658	846,086
Constellation Software, Inc. (1)	288	141,526
Dollarama, Inc. (1)	1,471	121,908
First Quantum Minerals Ltd. (1)	65,253	693,330
Great-West Lifeco, Inc. (1)	2,283	63,262
Open Text Corp. (1)	40,606	1,380,149
Royal Bank of Canada (1)	20,862	1,519,960
Saputo, Inc. (1)	30,667	1,058,246
Seven Generations Energy Ltd., Class A (1)*	9,156	167,305
Teck Resources Ltd., Class B (1)	59,567	1,302,559
Toronto-Dominion Bank (The) (1)	27,150	1,359,899

		12,446,218

INVESTMENTS	SHARES	VALUE
China - 0.5%
BOC Hong Kong Holdings Ltd.	118,000	$482,304
Yangzijiang Shipbuilding Holdings Ltd.	382,500	308,810

		791,114

Denmark - 1.5%
Danske Bank A/S	3,172	108,152
DSV A/S	8,024	415,026
Genmab A/S *	618	118,922
ISS A/S	8,807	332,947
Novo Nordisk A/S, Class B	11,902	408,702
Pandora A/S	1,550	171,551
Vestas Wind Systems A/S	10,427	848,135

		2,403,435

Finland - 1.4%
Neste OYJ	41,161	1,609,512
Nokia OYJ	42,143	226,512
Orion OYJ, Class B	4,527	236,148
UPM-Kymmene OYJ	2,816	66,117

		2,138,289

France - 8.2%
Airbus SE	1,221	93,116
Atos SE	10,300	1,272,880
AXA SA	19,281	498,140
BNP Paribas SA	19,306	1,284,700
Cie Generale des Etablissements Michelin	6,513	791,446
CNP Assurances	79,558	1,617,847
Gecina SA, REIT	483	65,489
L’Oreal SA	4,096	787,815
Orange SA	35,342	548,705
Peugeot SA	64,664	1,299,585
Publicis Groupe SA	2,866	200,105
Renault SA	3,388	294,323
Sanofi	6,709	606,462
Societe Generale SA	13,234	670,505
Sodexo SA	5,427	637,653
Thales SA	8,824	852,364
TOTAL SA	16,452	831,869
Unibail-Rodamco SE, REIT	333	77,646
Valeo SA	6,156	409,508

		12,840,158

Germany - 9.0%
adidas AG	6,955	1,323,064
Allianz SE (Registered)	6,822	1,265,115
BASF SE	3,159	312,784
Bayer AG (Registered)	3,683	424,331
Covestro AG (a)	21,430	1,650,940
Deutsche Lufthansa AG (Registered)	89,841	1,457,478
Deutsche Post AG (Registered)	7,039	240,899
Fresenius SE & Co. KGaA	2,780	223,390
Hannover Rueck SE	3,453	397,895
HeidelbergCement AG	4,124	386,205
Henkel AG & Co. KGaA (Preference)	1,289	165,218
HOCHTIEF AG	489	80,811
Infineon Technologies AG	118,459	2,424,540
Linde AG	1,919	319,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,107	803,955

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 9.0% (continued)
SAP SE	6,543	$641,921
Siemens AG (Registered)	13,402	1,835,702
Vonovia SE	3,353	118,132

		14,072,126

Hong Kong - 3.3%
Cheung Kong Property Holdings Ltd.	10,000	67,458
CK Hutchison Holdings Ltd.	9,500	116,963
CLP Holdings Ltd.	91,000	952,632
Galaxy Entertainment Group Ltd.	9,000	49,294
Hong Kong Exchanges & Clearing Ltd.	8,300	209,442
Link REIT	13,000	91,114
NWS Holdings Ltd.	50,000	91,287
PCCW Ltd.	30,000	17,698
SJM Holdings Ltd.	54,000	43,951
Sun Hung Kai Properties Ltd.	35,000	514,509
WH Group Ltd. (a)	2,290,000	1,974,715
Wheelock & Co. Ltd.	28,000	221,488
Yue Yuen Industrial Holdings Ltd.	191,000	750,563

		5,101,114

Italy - 1.4%
Enel SpA	160,694	756,140
Ferrari NV	2,104	156,814
Leonardo SpA	34,580	490,362
Poste Italiane SpA (a)	54,009	359,745
Prysmian SpA	15,964	422,047

		2,185,108

Japan - 20.7%
Acom Co. Ltd. *	16,500	66,045
AEON Financial Service Co. Ltd.	800	15,106
Amada Holdings Co. Ltd.	73,700	843,644
Asahi Kasei Corp.	72,000	699,583
Astellas Pharma, Inc.	25,700	338,955
Bandai Namco Holdings, Inc.	6,900	206,832
Brother Industries Ltd.	11,500	240,490
Chubu Electric Power Co., Inc.	5,000	67,165
Credit Saison Co. Ltd.	2,900	51,971
Dai-ichi Life Holdings, Inc.	9,400	168,254
Daiichi Sankyo Co. Ltd.	15,000	338,416
Daikin Industries Ltd.	2,400	242,012
Daiwa House Industry Co. Ltd.	4,400	126,473
DeNA Co. Ltd.	20,000	407,161
Fuji Electric Co. Ltd.	26,000	154,833
Fujitsu Ltd.	179,000	1,098,770
Hitachi Chemical Co. Ltd.	32,600	905,581
Hitachi High-Technologies Corp.	24,200	988,562
Honda Motor Co. Ltd.	5,400	163,021
Hoya Corp.	2,100	101,453
Idemitsu Kosan Co. Ltd.	31,200	1,086,049
Iida Group Holdings Co. Ltd.	1,100	16,927
ITOCHU Corp.	77,200	1,099,046
Japan Real Estate Investment Corp., REIT	9	47,776
Japan Tobacco, Inc.	7,900	257,126
JTEKT Corp.	13,900	216,241
KDDI Corp.	21,900	575,987
Komatsu Ltd.	9,300	243,597
Konami Holdings Corp.	28,800	1,223,265

INVESTMENTS	SHARES	VALUE
Japan - 20.7% (continued)
Kuraray Co. Ltd.	12,200	$185,594
Kyocera Corp.	1,300	72,628
Lion Corp.	3,000	54,066
Mitsubishi Chemical Holdings Corp.	12,100	93,944
Mitsubishi Electric Corp.	106,000	1,527,280
Mitsubishi Estate Co. Ltd.	9,000	164,040
Mitsubishi Gas Chemical Co., Inc.	32,700	681,088
Mitsubishi Tanabe Pharma Corp.	17,900	373,735
Mitsubishi UFJ Financial Group, Inc.	123,200	776,057
Mitsui Fudosan Co. Ltd.	7,000	149,463
Mixi, Inc.	6,400	309,579
Mizuho Financial Group, Inc.	386,500	709,451
MS&AD Insurance Group Holdings, Inc.	5,300	169,285
Nippon Express Co. Ltd.	93,000	478,697
Nippon Telegraph & Telephone Corp.	48,200	2,060,710
Nomura Real Estate Holdings, Inc.	2,700	43,087
Nomura Real Estate Master Fund, Inc., REIT	65	101,095
NSK Ltd.	9,700	138,956
NTT DOCOMO, Inc.	10,400	242,863
ORIX Corp.	9,700	143,973
Otsuka Holdings Co. Ltd.	7,900	357,558
Sega Sammy Holdings, Inc.	7,000	94,150
Sekisui House Ltd.	4,400	72,551
Shin-Etsu Chemical Co. Ltd.	11,500	999,572
Shionogi & Co. Ltd.	10,400	538,383
SoftBank Group Corp.	10,800	765,884
Sompo Holdings, Inc.	13,300	488,621
Subaru Corp.	30,400	1,115,020
Sumitomo Corp.	25,200	339,970
Sumitomo Dainippon Pharma Co. Ltd.	46,600	771,108
Sumitomo Heavy Industries Ltd.	164,000	1,146,568
Sumitomo Mitsui Financial Group, Inc.	23,000	837,172
Suzuki Motor Corp.	27,000	1,121,411
T&D Holdings, Inc.	20,200	292,792
TDK Corp.	10,500	666,697
Tokyo Electron Ltd.	4,700	514,539
Toyo Seikan Group Holdings Ltd.	5,000	81,363
Toyota Motor Corp.	13,700	743,606
Yamaha Corp.	16,700	462,003
Yokogawa Electric Corp.	33,000	520,437

		32,395,337

Netherlands - 4.2%
Aegon NV	28,491	145,129
ASML Holding NV	411	54,537
ING Groep NV	38,548	582,240
Koninklijke Ahold Delhaize NV	61,072	1,305,098
Koninklijke Philips NV	6,106	196,151
NN Group NV	33,697	1,094,382
Randstad Holding NV	2,263	130,457
Royal Dutch Shell plc, Class A	16,851	444,163
Royal Dutch Shell plc, Class B	35,605	978,761
Wolters Kluwer NV	40,127	1,665,366

		6,596,284

Singapore - 0.5%
CapitaLand Commercial Trust, REIT	42,100	46,484
DBS Group Holdings Ltd.	21,000	290,890

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Singapore - 0.5% (continued)
Oversea-Chinese Banking Corp. Ltd.	24,900	$172,956
SATS Ltd.	12,300	42,910
United Overseas Bank Ltd.	4,900	77,397
Wilmar International Ltd.	61,200	154,439

		785,076

South Africa - 0.6%
Investec plc	95,068	648,255
Mondi plc	13,262	320,428

		968,683

Spain - 3.4%
Aena SA (a)	12,640	1,997,870
Banco Santander SA	205,923	1,260,519
Endesa SA	12,688	297,782
Gas Natural SDG SA	3,717	81,305
Iberdrola SA	70,440	503,286
Industria de Diseno Textil SA	9,890	348,292
Mapfre SA	110,048	376,926
Repsol SA	30,113	466,538

		5,332,518

Sweden - 2.3%
Boliden AB	8,574	255,208
Hexagon AB, Class B	1,889	75,814
Husqvarna AB, Class B	8,075	70,799
Investor AB, Class B	2,740	115,209
Nordea Bank AB	50,825	579,854
Sandvik AB	20,824	311,047
Securitas AB, Class B	62,223	971,376
Skanska AB, Class B	16,306	383,768
Svenska Cellulosa AB SCA, Class B	4,374	140,958
Swedbank AB, Class A	4,320	99,958
Swedish Match AB	1,210	39,324
Telefonaktiebolaget LM Ericsson, Class B	21,784	145,438
Volvo AB, Class B	32,418	478,230

		3,666,983

Switzerland - 9.2%
ABB Ltd. (Registered)	21,087	493,552
Actelion Ltd. *	1,005	283,144
Adecco Group AG (Registered)	2,508	178,079
Baloise Holding AG (Registered)	3,966	544,977
Coca-Cola HBC AG *	14,323	369,764
Geberit AG (Registered)	885	381,356
Glencore plc *	127,804	501,446
Nestle SA (Registered)	20,202	1,550,539
Novartis AG (Registered)	16,893	1,254,433
Roche Holding AG	9,686	2,477,037
SGS SA (Registered)	366	780,539
Sika AG	35	209,920
STMicroelectronics NV	63,001	969,435
Swiss Life Holding AG (Registered)*	2,494	804,222
Swiss Re AG	15,507	1,392,778
Syngenta AG (Registered)	667	294,574
UBS Group AG (Registered) *	37,004	591,495
Zurich Insurance Group AG	4,975	1,327,632

		14,404,922

INVESTMENTS	SHARES	VALUE
United Kingdom - 13.5%
3i Group plc	6,980	$65,536
Admiral Group plc	3,992	99,468
Anglo American plc *	4,704	71,872
Ashtead Group plc	15,140	313,387
Auto Trader Group plc (a)	77,829	381,974
BAE Systems plc	19,261	155,016
Barclays plc	114,735	323,872
Barratt Developments plc	152,801	1,046,691
Berkeley Group Holdings plc	17,167	690,277
BP plc	40,806	234,884
British American Tobacco plc	19,051	1,263,959
British Land Co. plc (The), REIT	9,564	73,108
BT Group plc	181,125	723,254
Burberry Group plc	3,113	67,181
Compass Group plc	42,854	809,092
Diageo plc	5,686	162,820
Direct Line Insurance Group plc	144,477	628,596
Dixons Carphone plc	14,084	56,095
Fiat Chrysler Automobiles NV	101,468	1,108,571
GlaxoSmithKline plc	8,398	174,619
Hammerson plc, REIT	10,122	72,376
HSBC Holdings plc	325,183	2,652,469
Imperial Brands plc	6,967	337,646
J Sainsbury plc	14,761	48,891
Kingfisher plc	79,044	323,416
Land Securities Group plc, REIT	4,025	53,457
Legal & General Group plc	126,595	391,994
Lloyds Banking Group plc	1,293,379	1,075,679
National Grid plc	53,255	675,662
Old Mutual plc	20,110	50,610
Persimmon plc	51,469	1,350,372
Prudential plc	37,850	799,517
Reckitt Benckiser Group plc	6,067	553,867
RELX plc	7,916	154,981
Rio Tinto Ltd.	3,006	138,794
Royal Mail plc	6,552	34,896
Segro plc, REIT	68,409	391,119
Sky plc	10,586	129,465
Standard Chartered plc *	24,171	231,194
Taylor Wimpey plc	186,916	452,109
Unilever plc	12,180	600,806
Vodafone Group plc	135,401	352,853
Wm Morrison Supermarkets plc	230,861	694,726
WPP plc	51,151	1,121,183

		21,138,354

United States - 0.4%
Shire plc	9,516	554,469
Thomson Reuters Corp. (1)	3,340	144,440

		698,909

TOTAL COMMON STOCKS (cost $134,330,432)		149,637,590

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 3.5%

Investment Company - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $5,439,049) (b)	5,439,049	$5,439,049

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.0% (cost $139,769,481)		155,076,639

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (c)		1,496,984

NET ASSETS - 100.0%		$156,573,623

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$19,208,868	12.3%
Consumer Staples	12,535,370	8.0
Energy	6,323,682	4.0
Financials	36,627,193	23.4
Health Care	10,401,939	6.6
Industrials	23,774,568	15.2
Information Technology	14,602,941	9.3
Materials	14,369,742	9.2
Real Estate	3,171,361	2.0
Telecommunication Services	5,287,954	3.4
Utilities	3,333,972	2.1
Short-Term Investment	5,439,049	3.5

Total Investments In Securities At Value	155,076,639	99.0
Other Assets in Excess of Liabilities (c)	1,496,984	1.0

Net Assets	$156,573,623	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $6,365,244, which represents approximately 4.07% of net assets of the fund.
(b)	Represents 7-day effective yield as of 3/31/2017.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
56	JPMS	E-Mini MSCI EAFE Index Futures	06/2017	$4,906,162	$4,989,600	$83,438

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$140,536	$140,536

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Brazil - 7.1%
Banco Bradesco SA, ADR (1)*	291,066	$2,980,516
Banco do Brasil SA (1)*	49,100	528,704
Banco Santander Brasil SA, ADR (1)(a)	127,953	1,128,546
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)*	74,400	458,435
Braskem SA (Preference), Class A (1)	241,300	2,456,472
Centrais Eletricas Brasileiras SA (1)*	70,800	389,212
Centrais Eletricas Brasileiras SA (Preference), Class B (1)*	151,900	1,079,593
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	78,918	821,536
Cia Paranaense de Energia, ADR (1)*	24,646	254,100
Gerdau SA (Preference) (1)	58,300	202,987
Hypermarcas SA (1)	16,100	149,141
Itau Unibanco Holding SA, ADR (1)	207,744	2,507,470
Itausa - Investimentos Itau SA (Preference) (1)	452,300	1,379,756
JBS SA (1)	51,900	170,093
M Dias Branco SA (1)*	22,700	924,793
Petroleo Brasileiro SA (Preference) (1)*	402,600	1,873,725
Porto Seguro SA (1)*	12,100	111,314
Qualicorp SA (1)	140,700	892,577
Sul America SA (1)	91,385	487,488
TIM Participacoes SA, ADR (1)	112,154	1,792,221
Vale SA (Preference) (1)*	143,800	1,300,842

		21,889,521

Chile - 1.7%
Banco Santander Chile, ADR (1)	17,080	428,367
Cencosud SA (1)	700,767	2,153,461
Cia Cervecerias Unidas SA, ADR (1)	12,258	309,760
Embotelladora Andina SA (Preference), Class B (1)	46,653	181,755
Enel Americas SA, ADR (1)	73,831	767,104
Enel Chile SA, ADR (1)	58,532	321,926
Latam Airlines Group SA, ADR (1)*	56,888	720,771
Sociedad Quimica y Minera de Chile SA, ADR (1)	14,530	499,396

		5,382,540

China - 25.2%
58.com, Inc., ADR (1)*	5,066	179,286
Agricultural Bank of China Ltd., Class H	3,398,000	1,567,083
Air China Ltd., Class H	1,038,000	840,476
Alibaba Group Holding Ltd., ADR (1)*	76,889	8,290,941
Anhui Conch Cement Co. Ltd., Class H	192,000	653,001
Baidu, Inc., ADR (1)*	18,474	3,187,134
Bank of China Ltd., Class H	4,098,000	2,037,860
Bank of Communications Co. Ltd., Class H	310,000	241,309
China Cinda Asset Management Co. Ltd., Class H	484,000	188,238
China Communications Services Corp. Ltd., Class H	2,080,000	1,362,207
China Construction Bank Corp., Class H	6,795,000	5,474,784
China Everbright Bank Co. Ltd., Class H	1,662,000	812,859
China Evergrande Group (a)	786,000	728,773

INVESTMENTS	SHARES	VALUE
China - 25.2% (continued)
China Galaxy Securities Co. Ltd., Class H	1,031,000	$952,054
China Merchants Bank Co. Ltd., Class H	643,500	1,702,938
China Minsheng Banking Corp. Ltd., Class H	690,500	738,121
China Mobile Ltd.	583,975	6,422,267
China Overseas Land & Investment Ltd.	400,000	1,143,186
China Petroleum & Chemical Corp., Class H	1,932,000	1,572,583
China Railway Construction Corp. Ltd., Class H	305,500	433,518
China Resources Land Ltd.	302,000	816,804
China Resources Power Holdings Co. Ltd.	144,000	259,963
China Shenhua Energy Co. Ltd., Class H	337,000	784,110
China Southern Airlines Co. Ltd., Class H	1,276,000	883,753
China Telecom Corp. Ltd., Class H	1,640,000	801,104
China Vanke Co. Ltd., Class H	373,700	1,010,680
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,539,000	1,039,729
CNOOC Ltd., ADR (1)	4,350	521,130
Country Garden Holdings Co. Ltd.	1,935,000	1,740,084
CSPC Pharmaceutical Group Ltd.	370,000	484,742
Ctrip.com International Ltd., ADR (1)*	22,693	1,115,361
Far East Horizon Ltd.	192,000	180,379
Geely Automobile Holdings Ltd.	3,835,000	5,877,359
Great Wall Motor Co. Ltd., Class H	492,500	561,300
Industrial & Commercial Bank of China Ltd., Class H	5,832,000	3,816,159
JD.com, Inc., ADR (1)*	46,823	1,456,664
Kunlun Energy Co. Ltd.	210,000	194,592
NetEase, Inc., ADR (1)	5,427	1,541,268
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	531,767
PICC Property & Casualty Co. Ltd., Class H	74,000	114,214
Ping An Insurance Group Co. of China Ltd., Class H	101,500	568,852
Sinopec Engineering Group Co. Ltd., Class H	519,000	532,863
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,336,000	1,851,480
Sinopharm Group Co. Ltd., Class H	282,000	1,309,177
Sinotrans Ltd., Class H	2,073,000	968,717
Sunny Optical Technology Group Co. Ltd.	16,000	117,094
Tencent Holdings Ltd.	249,400	7,185,094
TravelSky Technology Ltd., Class H	634,000	1,498,067
Vipshop Holdings Ltd., ADR (1)*	27,558	367,624
Weichai Power Co. Ltd., Class H	712,000	1,257,711

		77,916,459

Hong Kong - 0.9%
Haier Electronics Group Co. Ltd.	44,000	100,846
Nine Dragons Paper Holdings Ltd.	1,705,000	1,834,307
Sun Art Retail Group Ltd.	859,000	805,337

		2,740,490

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	7,424	508,330
Richter Gedeon Nyrt	33,207	754,189

		1,262,519

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 8.0%
Axis Bank Ltd., GDR	9,002	$341,816
Dr. Reddy’s Laboratories Ltd., ADR (1)	68,039	2,731,766
ICICI Bank Ltd., ADR (1)	299,299	2,573,971
Infosys Ltd., ADR	503,964	7,962,631
Reliance Industries Ltd., GDR (b)	1,894	77,055
Reliance Industries Ltd., GDR (LSE) (b)	35,018	1,406,388
State Bank of India, GDR	19,679	879,881
Tata Motors Ltd., ADR (1)	194,361	6,928,970
Wipro Ltd., ADR (1)	168,992	1,728,788

		24,631,266

Indonesia - 2.9%
Adaro Energy Tbk. PT	5,003,000	657,156
Bank Mandiri Persero Tbk. PT	137,300	120,582
Bank Rakyat Indonesia Persero Tbk. PT	1,236,200	1,203,711
Gudang Garam Tbk. PT	217,400	1,069,120
Indofood CBP Sukses Makmur Tbk. PT	220,500	134,867
Indofood Sukses Makmur Tbk. PT	767,700	460,999
Telekomunikasi Indonesia Persero Tbk. PT	12,999,800	4,040,921
United Tractors Tbk. PT	514,600	1,024,324
Waskita Karya Persero Tbk. PT	2,406,500	427,925

		9,139,605

Malaysia - 2.8%
AirAsia Bhd.	3,959,708	2,809,225
CIMB Group Holdings Bhd.	143,800	180,982
Felda Global Ventures Holdings Bhd.	338,900	160,036
Genting Bhd.	379,100	821,712
Genting Malaysia Bhd.	519,500	639,667
Malayan Banking Bhd.	263,900	531,733
MISC Bhd.	136,300	225,315
Petronas Chemicals Group Bhd.	123,300	214,403
Public Bank Bhd.	415,700	1,868,773
Sime Darby Bhd.	59,200	124,056
Tenaga Nasional Bhd.	318,800	987,977

		8,563,879

Mexico - 4.1%
America Movil SAB de CV, Class L, ADR (1)	53,352	755,998
Arca Continental SAB de CV (1)	81,800	568,424
Cemex SAB de CV, ADR (1)*	233,679	2,119,469
Coca-Cola Femsa SAB de CV, ADR (1)	5,792	415,286
Fomento Economico Mexicano SAB de CV, ADR (1)	2,292	202,888
Gentera SAB de CV (1)	218,800	360,416
Gruma SAB de CV, Class B (1)	145,505	2,047,939
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	137,600	1,338,499
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,908	330,542
Grupo Bimbo SAB de CV, Series A (1)	45,700	113,724
Grupo Financiero Banorte SAB de CV, Class O (1)	206,800	1,189,178
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	22,488	203,067
Grupo Lala SAB de CV (1)(a)	242,400	439,815
Grupo Mexico SAB de CV, Series B (1)	305,200	917,446
Industrias Penoles SAB de CV (1)	20,735	534,936

INVESTMENTS	SHARES	VALUE
Mexico - 4.1% (continued)
Kimberly-Clark de Mexico SAB de CV, Class A (1)	203,400	$441,407
Mexichem SAB de CV (1)	119,500	325,713
OHL Mexico SAB de CV (1)	248,400	350,796

		12,655,543

Peru - 0.2%
Credicorp Ltd. (1)	4,593	750,037

Philippines - 0.8%
Ayala Corp.	14,440	243,150
Bank of the Philippine Islands	63,230	127,503
BDO Unibank, Inc.	123,520	289,505
Globe Telecom, Inc.	15,540	629,276
JG Summit Holdings, Inc.	315,360	511,331
Jollibee Foods Corp.	29,250	115,097
Security Bank Corp.	80,190	322,786
SM Investments Corp.	26,695	370,723

		2,609,371

Poland - 1.7%
Bank Zachodni WBK SA	5,471	472,066
Eurocash SA	59,248	476,644
Grupa Lotos SA *	3,925	54,120
Polski Koncern Naftowy ORLEN SA	131,475	3,316,064
Polskie Gornictwo Naftowe i Gazownictwo SA	495,267	738,994
Tauron Polska Energia SA *	239,761	204,862

		5,262,750

Russia - 3.7%
Gazprom PJSC, ADR (1)	400,359	1,799,614
LUKOIL PJSC, ADR	28,399	1,505,434
Mobile TeleSystems PJSC, ADR (1)	281,462	3,104,526
Novatek PJSC, GDR	5,992	747,181
Rosneft Oil Co. PJSC, GDR	78,075	444,775
Severstal PJSC, GDR	77,155	1,110,514
Surgutneftegas OJSC, ADR (1)	101,167	516,963
Tatneft PJSC, ADR	60,668	2,233,822

		11,462,829

South Africa - 6.0%
Barclays Africa Group Ltd.	8,743	90,923
Bid Corp. Ltd.	21,970	423,792
Bidvest Group Ltd. (The)	201,357	2,307,959
Brait SE *	68,504	398,631
Capitec Bank Holdings Ltd.	14,280	810,683
Exxaro Resources Ltd.	51,269	450,309
FirstRand Ltd.	75,478	261,160
Foschini Group Ltd. (The)	98,516	1,133,777
Hyprop Investments Ltd., REIT	55,377	505,817
Imperial Holdings Ltd.	112,208	1,374,984
Investec Ltd.	79,467	541,301
Massmart Holdings Ltd.	32,225	326,687
Mondi Ltd.	18,103	431,802
Naspers Ltd., Class N	15,593	2,686,866
Nedbank Group Ltd.	14,914	267,977
Pick n Pay Stores Ltd.	169,219	839,202
Redefine Properties Ltd., REIT	425,319	348,684

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Africa - 6.0% (continued)
Remgro Ltd.	32,110	$492,663
Resilient REIT Ltd.	74,141	644,831
RMB Holdings Ltd.	55,200	240,927
Sanlam Ltd.	41,311	207,288
Sasol Ltd.	14,288	418,834
Sibanye Gold Ltd., ADR (1)	54,551	480,594
Standard Bank Group Ltd.	158,024	1,694,574
Telkom SA SOC Ltd.	99,802	558,464
Tiger Brands Ltd.	11,561	344,922
Truworths International Ltd.	53,118	342,851

		18,626,502

South Korea - 14.8%
AMOREPACIFIC Group	2,555	273,130
Daelim Industrial Co. Ltd.	5,314	384,514
DGB Financial Group, Inc.	13,816	133,938
Dongbu Insurance Co. Ltd.	9,859	564,354
Hana Financial Group, Inc.	5,895	194,523
Hankook Tire Co. Ltd.	8,718	425,177
Hanmi Pharm Co. Ltd. *	1,592	425,549
Hanwha Chemical Corp.	12,119	286,278
Hanwha Corp.	38,041	1,221,374
Hanwha Life Insurance Co. Ltd.	17,163	92,695
Hyosung Corp.	1,768	214,249
Hyundai Development Co.-Engineering & Construction	2,848	103,602
Hyundai Engineering & Construction Co. Ltd.	7,906	350,249
Hyundai Heavy Industries Co. Ltd. *	11,280	1,663,789
Hyundai Marine & Fire Insurance Co. Ltd.	84,380	2,641,037
Hyundai Mobis Co. Ltd.	2,353	506,171
KB Financial Group, Inc.	20,061	879,203
Korean Air Lines Co. Ltd.*	16,056	453,179
KT Corp.	8,103	231,296
LG Uplus Corp.	130,606	1,671,543
Lotte Chemical Corp.	10,539	3,492,315
POSCO	2,272	590,097
Posco Daewoo Corp.	46,433	990,580
S-1 Corp.	2,690	215,827
Samsung Electronics Co. Ltd.	9,288	17,093,778
Shinhan Financial Group Co. Ltd.	4,160	173,335
SK Hynix, Inc.	82,307	3,717,560
SK Innovation Co. Ltd.	31,820	4,741,401
SK Telecom Co. Ltd.	3,075	694,798
Woori Bank	126,902	1,474,225

		45,899,766

Taiwan - 12.3%
AU Optronics Corp.	226,000	88,035
Casetek Holdings Ltd.	209,000	695,454
Catcher Technology Co. Ltd.	85,000	840,062
China Airlines Ltd.	355,000	123,421
China Development Financial Holding Corp.	497,000	136,430
China Life Insurance Co. Ltd.	2,174,192	2,150,071
Compal Electronics, Inc.	528,000	344,500
CTBC Financial Holding Co. Ltd.	789,480	487,776
E.Sun Financial Holding Co. Ltd.	521,400	316,977
Eva Airways Corp.	557,550	295,824

INVESTMENTS	SHARES	VALUE
Taiwan - 12.3% (continued)
Far EasTone Telecommunications Co. Ltd.	81,000	$198,876
Feng TAY Enterprise Co. Ltd.	33,180	132,219
First Financial Holding Co. Ltd.	590,000	359,725
Formosa Chemicals & Fibre Corp.	215,000	668,873
Formosa Petrochemical Corp.	45,000	157,186
Foxconn Technology Co. Ltd.	539,582	1,645,143
Fubon Financial Holding Co. Ltd.	484,000	789,426
Hon Hai Precision Industry Co. Ltd.	1,392,545	4,176,365
Inventec Corp.	569,000	426,642
Largan Precision Co. Ltd.	5,000	787,500
Lite-On Technology Corp.	828,533	1,428,109
Mega Financial Holding Co. Ltd.	623,000	502,718
Micro-Star International Co. Ltd.	352,000	819,152
Nien Made Enterprise Co. Ltd.	108,000	1,007,328
Pegatron Corp.	499,000	1,477,212
Phison Electronics Corp.	26,000	233,425
Pou Chen Corp.	846,000	1,170,868
Powertech Technology, Inc.	596,000	1,734,396
Realtek Semiconductor Corp.	498,000	1,780,614
SinoPac Financial Holdings Co. Ltd.	586,214	182,955
Taishin Financial Holding Co. Ltd.	533,640	222,427
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	307,706	10,105,065
Uni-President Enterprises Corp.	379,000	710,528
United Microelectronics Corp.	1,599,000	641,371
Wistron Corp.	1,107,575	1,014,857
WPG Holdings Ltd.	109,000	136,868

		37,988,398

Thailand - 2.6%
Charoen Pokphand Foods PCL, NVDR	4,830,000	3,900,992
Home Product Center PCL, NVDR	582,300	163,498
PTT Exploration & Production PCL, NVDR	113,100	306,129
PTT Global Chemical PCL, NVDR	208,900	445,278
PTT PCL, NVDR	88,700	998,932
Robinson Department Store PCL, NVDR	69,100	128,644
Thai Oil PCL, NVDR	670,900	1,474,233
Thai Union Group PCL, NVDR	1,279,296	796,881

		8,214,587

Turkey - 1.6%
Akbank TAS	53,757	126,213
Arcelik A/S	333,429	2,080,110
KOC Holding A/S	147,986	625,147
Turkiye Is Bankasi, Class C	524,522	957,284
Turkiye Sise ve Cam Fabrikalari A/S	650,149	746,284
Turkiye Vakiflar Bankasi TAO, Class D	194,170	286,494

		4,821,532

United States - 0.2%
Yum! China Holdings, Inc. (1)*	27,400	745,280

TOTAL COMMON STOCKS (cost $251,458,330)		300,562,874

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 2.4%

Investment Company - 2.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $7,360,893) (c)	7,360,893	$7,360,893

SECURITIES LENDING COLLATERAL - 0.7%

Investment Company - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $2,067,937) (c)(d)	2,067,937	2,067,937

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (cost $260,887,160)		309,991,704

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (e)		(315,507)

NET ASSETS - 100.0%		$309,676,197

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$30,414,137	9.8%
Consumer Staples	18,692,484	6.0
Energy	28,104,550	9.1
Financials	58,782,268	19.0
Health Care	6,747,141	2.2
Industrials	21,607,969	7.0
Information Technology	80,876,411	26.1
Materials	21,049,285	6.8
Real Estate	6,938,859	2.2
Telecommunication Services	22,263,495	7.2
Utilities	5,086,275	1.6
Short-Term Investment	7,360,893	2.4
Securities Lending Collateral	2,067,937	0.7

Total Investments In Securities At Value	309,991,704	100.1
Liabilities in Excess of Other Assets (e)	(315,507)	(0.1)

Net Assets	$309,676,197	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $1,951,226.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $1,483,443, which represents approximately 0.48% of net assets of the fund.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
104	JPMS	E-Mini MSCI Emerging Markets Index Futures	06/2017	$4,860,052	$4,999,280	$139,228

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$31,993	$31,993

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Aerospace & Defense - 2.8%
BWX Technologies, Inc.	15,551	$740,228
General Dynamics Corp.	10,253	1,919,362
Huntington Ingalls Industries, Inc.	8,196	1,641,167
L3 Technologies, Inc.	4,366	721,656
Lockheed Martin Corp.	30,412	8,138,251
Northrop Grumman Corp.	25,205	5,994,757
Orbital ATK, Inc.	8,225	806,050
Raytheon Co.	27,267	4,158,217
TransDigm Group, Inc.	6,188	1,362,350
United Technologies Corp.	9,872	1,107,737

		26,589,775

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	6,166	476,570
FedEx Corp.	10,619	2,072,298
United Parcel Service, Inc., Class B	10,680	1,145,964

		3,694,832

Airlines - 0.3%
Alaska Air Group, Inc.	13,626	1,256,590
Copa Holdings SA, Class A (Panama)	5,645	633,651
JetBlue Airways Corp. *	19,424	400,329
Southwest Airlines Co.	15,791	848,924

		3,139,494

Auto Components - 0.3%
Delphi Automotive plc	5,599	450,664
Gentex Corp.	26,000	554,580
Goodyear Tire & Rubber Co. (The)	23,409	842,724
Lear Corp.	5,514	780,672

		2,628,640

Automobiles - 0.2%
Harley-Davidson, Inc.	7,387	446,913
Tesla, Inc. *(a)	2,729	759,481
Thor Industries, Inc.	11,293	1,085,596

		2,291,990

Banks - 12.4%
Bank of America Corp.	1,087,651	25,657,687
Bank of Hawaii Corp.	12,152	1,000,839
BankUnited, Inc.	13,348	498,014
BB&T Corp.	6,027	269,407
Citigroup, Inc.	149,978	8,971,684
Citizens Financial Group, Inc.	178,499	6,167,140
Comerica, Inc.	60,750	4,166,235
Commerce Bancshares, Inc.	20,473	1,149,764
Cullen/Frost Bankers, Inc.	15,799	1,405,637
East West Bancorp, Inc.	31,001	1,599,962
Fifth Third Bancorp	128,203	3,256,356
First Horizon National Corp.	21,787	403,059
First Republic Bank	16,043	1,504,994
Huntington Bancshares, Inc.	180,426	2,415,904
JPMorgan Chase & Co.	315,617	27,723,797
KeyCorp	209,555	3,725,888
PacWest Bancorp	5,242	279,189
People’s United Financial, Inc.	17,621	320,702
PNC Financial Services Group, Inc. (The)	10,990	1,321,438

INVESTMENTS	SHARES	VALUE
Banks - 12.4% (continued)
Popular, Inc.	33,169	$1,350,973
Regions Financial Corp.	418,518	6,081,067
SunTrust Banks, Inc.	52,459	2,900,983
SVB Financial Group *	18,193	3,385,535
TCF Financial Corp.	75,808	1,290,252
US Bancorp	32,124	1,654,386
Western Alliance Bancorp *	45,363	2,226,870
Zions Bancorp	110,851	4,655,742

		115,383,504

Beverages - 0.4%
Constellation Brands, Inc., Class A	11,396	1,846,950
Molson Coors Brewing Co., Class B	12,698	1,215,325
Monster Beverage Corp. *	9,501	438,661

		3,500,936

Biotechnology - 0.6%
AbbVie, Inc.	24,777	1,614,469
ACADIA Pharmaceuticals, Inc. *	29,525	1,015,070
Incyte Corp. *	12,158	1,625,160
Seattle Genetics, Inc. *	18,563	1,166,870

		5,421,569

Building Products - 1.1%
Allegion plc	8,013	606,584
AO Smith Corp.	42,651	2,182,025
Fortune Brands Home & Security, Inc.	44,029	2,679,165
Johnson Controls International plc	16,158	680,575
Lennox International, Inc.	5,769	965,154
Masco Corp.	54,712	1,859,661
Owens Corning	12,800	785,536
USG Corp. *	14,608	464,534

		10,223,234

Capital Markets - 4.4%
Charles Schwab Corp. (The)	120,951	4,936,010
CME Group, Inc.	25,459	3,024,529
E*TRADE Financial Corp. *	45,497	1,587,390
FactSet Research Systems, Inc.	2,228	367,420
Goldman Sachs Group, Inc. (The)	39,136	8,990,322
Interactive Brokers Group, Inc., Class A	41,795	1,451,122
Intercontinental Exchange, Inc.	38,315	2,293,919
LPL Financial Holdings, Inc.	14,621	582,354
MarketAxess Holdings, Inc.	6,866	1,287,306
Morgan Stanley	208,500	8,932,140
Morningstar, Inc.	7,785	611,901
MSCI, Inc.	14,254	1,385,346
Nasdaq, Inc.	18,693	1,298,229
Raymond James Financial, Inc.	12,868	981,314
S&P Global, Inc.	14,398	1,882,395
State Street Corp.	13,655	1,087,075
Thomson Reuters Corp.	8,785	379,776

		41,078,548

Chemicals - 1.2%
Air Products & Chemicals, Inc.	2,729	369,206
Albemarle Corp.	18,805	1,986,560
Dow Chemical Co. (The)	70,436	4,475,504
FMC Corp.	7,685	534,799

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Chemicals - 1.2% (continued)
Huntsman Corp.	73,778	$1,810,512
International Flavors & Fragrances, Inc.	5,004	663,180
NewMarket Corp.	1,600	725,168
Sherwin-Williams Co. (The)	2,158	669,390

		11,234,319

Commercial Services & Supplies - 1.0%
Cintas Corp.	23,846	3,017,473
Copart, Inc. *	17,184	1,064,205
Republic Services, Inc.	22,714	1,426,666
Rollins, Inc.	21,305	791,055
Waste Management, Inc.	36,120	2,633,870

		8,933,269

Communications Equipment - 1.8%
Arista Networks, Inc. *	16,047	2,122,537
Cisco Systems, Inc.	356,079	12,035,470
CommScope Holding Co., Inc. *	17,958	749,028
Harris Corp.	8,866	986,520
Motorola Solutions, Inc.	11,008	949,110
Palo Alto Networks, Inc. *	2,715	305,926

		17,148,591

Construction & Engineering - 0.1%
Quanta Services, Inc. *	15,443	573,090

Construction Materials - 0.5%
Eagle Materials, Inc.	4,574	444,318
Martin Marietta Materials, Inc.	7,530	1,643,423
Vulcan Materials Co.	18,426	2,219,964

		4,307,705

Consumer Finance - 0.4%
American Express Co.	3,651	288,831
Credit Acceptance Corp. *(a)	2,491	496,730
Discover Financial Services	12,454	851,729
Navient Corp.	60,001	885,615
SLM Corp. *	95,312	1,153,275

		3,676,180

Containers & Packaging - 0.3%
Avery Dennison Corp.	6,491	523,175
Ball Corp.	6,313	468,803
Bemis Co., Inc.	6,149	300,440
Berry Plastics Group, Inc. *	15,470	751,378
International Paper Co.	8,705	442,040
Packaging Corp. of America	3,115	285,396
Sealed Air Corp.	10,067	438,720

		3,209,952

Distributors - 0.3%
Genuine Parts Co.	16,500	1,524,765
LKQ Corp. *	31,969	935,733

		2,460,498

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	441,868
Service Corp. International	15,037	464,343
ServiceMaster Global Holdings, Inc. *	20,653	862,263

		1,768,474

INVESTMENTS	SHARES	VALUE
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc., Class B *	31,308	$5,218,417

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	51,025	2,120,089
Verizon Communications, Inc.	12,617	615,079
Zayo Group Holdings, Inc. *	13,596	447,308

		3,182,476

Electric Utilities - 0.2%
Alliant Energy Corp.	13,920	551,371
Edison International	3,349	266,614
Exelon Corp.	30,907	1,112,034

		1,930,019

Electrical Equipment - 0.5%
Acuity Brands, Inc.	9,099	1,856,196
Eaton Corp. plc	30,522	2,263,206
Rockwell Automation, Inc.	2,328	362,493

		4,481,895

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	21,046	1,497,844
Arrow Electronics, Inc. *	8,600	631,326
CDW Corp.	25,023	1,444,077
Cognex Corp.	12,985	1,090,091
Corning, Inc.	86,142	2,325,834
Dolby Laboratories, Inc., Class A	9,601	503,188
IPG Photonics Corp. *	5,942	717,199
Trimble, Inc. *	21,559	690,104

		8,899,663

Energy Equipment & Services - 1.4%
Halliburton Co.	95,136	4,681,643
Helmerich & Payne, Inc.	15,534	1,034,098
Nabors Industries Ltd.	94,914	1,240,526
Patterson-UTI Energy, Inc.	91,134	2,211,822
Rowan Cos. plc, Class A *	23,366	364,042
RPC, Inc. (a)	126,794	2,321,598
Superior Energy Services, Inc. *	29,909	426,502
Transocean Ltd. *	75,592	941,121

		13,221,352

Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	5,032	556,137
American Campus Communities, Inc.	17,105	814,027
American Homes 4 Rent, Class A	20,868	479,129
American Tower Corp.	2,408	292,668
Apartment Investment & Management Co., Class A	32,100	1,423,635
Camden Property Trust	8,929	718,427
CyrusOne, Inc.	15,049	774,572
Digital Realty Trust, Inc.	25,967	2,762,629
Duke Realty Corp.	33,046	868,118
EPR Properties	6,107	449,658
Equinix, Inc.	3,329	1,332,832
Equity LifeStyle Properties, Inc.	23,643	1,821,930
Healthcare Trust of America, Inc., Class A	29,525	928,857
Iron Mountain, Inc.	25,667	915,542
Lamar Advertising Co., Class A	12,300	919,302

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 2.5% (continued)
National Retail Properties, Inc.	25,816	$1,126,094
Omega Healthcare Investors, Inc.	11,537	380,606
Prologis, Inc.	33,042	1,714,219
Realty Income Corp.	11,226	668,284
Senior Housing Properties Trust	30,976	627,264
Spirit Realty Capital, Inc.	26,961	273,115
STORE Capital Corp.	16,605	396,527
Uniti Group, Inc. *	32,986	852,688
Ventas, Inc.	17,942	1,166,948
VEREIT, Inc.	103,768	880,990

		23,144,198

Food & Staples Retailing - 0.3%
Sysco Corp.	43,873	2,277,886
Wal-Mart Stores, Inc.	9,707	699,681

		2,977,567

Food Products - 0.9%
Blue Buffalo Pet Products, Inc. *	19,021	437,483
Conagra Brands, Inc.	28,472	1,148,561
Ingredion, Inc.	11,951	1,439,259
Kraft Heinz Co. (The)	18,022	1,636,578
Lamb Weston Holdings, Inc.	9,490	399,149
Pilgrim’s Pride Corp.	18,200	409,591
Pinnacle Foods, Inc.	20,716	1,198,835
Post Holdings, Inc. *	3,462	302,994
Tyson Foods, Inc., Class A	16,313	1,006,675

		7,979,125

Health Care Equipment & Supplies - 2.6%
ABIOMED, Inc. *	3,696	462,739
Align Technology, Inc. *	13,852	1,588,963
Baxter International, Inc.	46,095	2,390,487
Becton Dickinson and Co.	6,338	1,162,643
Boston Scientific Corp. *	154,029	3,830,701
Cooper Cos., Inc. (The)	5,006	1,000,649
CR Bard, Inc.	4,386	1,090,097
Danaher Corp.	27,159	2,322,909
DexCom, Inc. *	12,332	1,044,891
Edwards Lifesciences Corp. *	6,305	593,111
Hologic, Inc. *	16,786	714,244
IDEXX Laboratories, Inc. *	13,407	2,072,856
Intuitive Surgical, Inc. *	2,192	1,680,102
Medtronic plc	3,995	321,837
ResMed, Inc.	10,915	785,553
Stryker Corp.	12,427	1,636,015
Teleflex, Inc.	7,020	1,359,985
Zimmer Biomet Holdings, Inc.	5,885	718,617

		24,776,399

Health Care Providers & Services - 1.9%
Aetna, Inc.	4,112	524,485
Henry Schein, Inc. *	7,272	1,236,022
Laboratory Corp. of America Holdings *	3,555	510,036
Quest Diagnostics, Inc.	8,469	831,571
UnitedHealth Group, Inc.	78,809	12,925,464
Universal Health Services, Inc., Class B	5,053	628,846
WellCare Health Plans, Inc. *	4,904	687,590

		17,344,014

INVESTMENTS	SHARES	VALUE
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. *	37,159	$471,176
athenahealth, Inc. *	3,316	373,680
Veeva Systems, Inc., Class A *	23,627	1,211,593

		2,056,449

Hotels, Restaurants & Leisure - 2.0%
Aramark	23,714	874,335
Brinker International, Inc.	8,880	390,365
Carnival Corp.	13,995	824,446
Darden Restaurants, Inc.	13,197	1,104,193
Domino’s Pizza, Inc.	12,719	2,344,112
International Game Technology plc	33,817	801,463
Las Vegas Sands Corp.	63,591	3,629,138
McDonald’s Corp.	3,754	486,556
MGM Resorts International	46,093	1,262,948
Panera Bread Co., Class A *	4,000	1,047,480
Royal Caribbean Cruises Ltd.	4,821	472,988
Six Flags Entertainment Corp.	25,645	1,525,621
Vail Resorts, Inc.	2,828	542,693
Wynn Resorts Ltd.	19,336	2,216,099
Yum Brands, Inc.	17,199	1,099,016

		18,621,453

Household Durables - 0.9%
DR Horton, Inc.	40,873	1,361,480
Garmin Ltd.	22,664	1,158,357
Leggett & Platt, Inc.	14,426	725,916
Mohawk Industries, Inc. *	6,695	1,536,436
Newell Brands, Inc.	45,429	2,142,886
NVR, Inc. *	599	1,262,021

		8,187,096

Household Products - 0.3%
Church & Dwight Co., Inc.	14,829	739,522
Energizer Holdings, Inc.	13,144	732,778
Kimberly-Clark Corp.	8,236	1,084,105
Spectrum Brands Holdings, Inc.	5,012	696,718

		3,253,123

Industrial Conglomerates - 1.1%
3M Co.	16,447	3,146,805
General Electric Co.	69,523	2,071,785
Honeywell International, Inc.	35,512	4,434,383
Roper Technologies, Inc.	5,357	1,106,167

		10,759,140

Insurance - 3.4%
Allstate Corp. (The)	7,302	595,040
American Financial Group, Inc.	11,412	1,088,933
Aon plc	15,470	1,836,134
Arch Capital Group Ltd. *	13,686	1,297,022
Aspen Insurance Holdings Ltd.	8,457	440,187
Assurant, Inc.	6,148	588,179
Assured Guaranty Ltd.	19,688	730,622
Axis Capital Holdings Ltd.	7,392	495,486
Chubb Ltd.	22,934	3,124,758
Cincinnati Financial Corp.	26,000	1,879,020
Erie Indemnity Co., Class A	6,993	858,041
Everest Re Group Ltd.	2,625	613,751
FNF Group	22,711	884,366

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 3.4% (continued)
Hanover Insurance Group, Inc. (The)	11,713	$1,054,873
Lincoln National Corp.	25,914	1,696,071
Markel Corp. *	799	779,712
Marsh & McLennan Cos., Inc.	33,809	2,498,147
Principal Financial Group, Inc.	22,295	1,407,038
ProAssurance Corp.	20,042	1,207,531
Progressive Corp. (The)	16,365	641,181
Prudential Financial, Inc.	29,618	3,159,648
RenaissanceRe Holdings Ltd.	5,901	853,580
Torchmark Corp.	11,199	862,771
Unum Group	5,907	276,979
Validus Holdings Ltd.	11,878	669,800
White Mountains Insurance Group Ltd.	1,805	1,588,183
WR Berkley Corp.	10,543	744,652

		31,871,705

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. *	41,537	36,824,212
Expedia, Inc.	9,214	1,162,530
Groupon, Inc. *(a)	118,223	464,616
Netflix, Inc. *	24,108	3,563,404
Priceline Group, Inc. (The) *	3,165	5,633,605

		47,648,367

Internet Software & Services - 2.0%
Alphabet, Inc., Class A *	5,821	4,935,044
CoStar Group, Inc. *	3,684	763,398
eBay, Inc. *	52,098	1,748,930
Facebook, Inc., Class A *	31,128	4,421,732
GoDaddy, Inc., Class A *(a)	15,274	578,885
VeriSign, Inc. *(a)	13,036	1,135,566
Yahoo!, Inc. *	78,563	3,646,109
Yelp, Inc. *	32,684	1,070,401
Zillow Group, Inc., Class C *	25,352	853,602

		19,153,667

IT Services - 2.6%
Accenture plc, Class A	22,062	2,644,792
Amdocs Ltd.	12,968	790,918
Automatic Data Processing, Inc.	3,923	401,676
Booz Allen Hamilton Holding Corp.	14,749	521,967
Broadridge Financial Solutions, Inc.	11,087	753,362
Computer Sciences Corp.	37,677	2,600,090
CoreLogic, Inc. *	18,100	737,032
Fidelity National Information Services, Inc.	5,248	417,846
Fiserv, Inc. *	17,508	2,018,847
Gartner, Inc. *	6,200	669,538
Genpact Ltd.	37,076	918,002
Global Payments, Inc.	25,397	2,049,030
Jack Henry & Associates, Inc.	17,949	1,671,052
Paychex, Inc.	28,442	1,675,234
PayPal Holdings, Inc. *	32,517	1,398,881
Sabre Corp.	45,937	973,405
Square, Inc. *	15,743	272,039
Total System Services, Inc.	23,704	1,267,216
Vantiv, Inc., Class A *	28,434	1,823,188
Western Union Co. (The)	15,876	323,077

		23,927,192

INVESTMENTS	SHARES	VALUE
Leisure Products - 0.3%
Hasbro, Inc.	18,329	$1,829,601
Mattel, Inc.	43,003	1,101,307

		2,930,908

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	9,882	522,461
Bio-Rad Laboratories, Inc., Class A *	5,986	1,193,249
Bruker Corp.	24,778	578,071
Charles River Laboratories International, Inc. *	6,903	620,925
Mettler-Toledo International, Inc. *	2,907	1,392,191
PerkinElmer, Inc.	9,553	554,647
QIAGEN NV *	20,348	589,481
Quintiles IMS Holdings, Inc. *	10,990	885,025
Thermo Fisher Scientific, Inc.	11,271	1,731,226
Waters Corp. *	7,531	1,177,171

		9,244,447

Machinery - 3.2%
Caterpillar, Inc.	53,894	4,999,207
Colfax Corp. *	22,860	897,484
Crane Co.	5,907	442,021
Cummins, Inc.	10,655	1,611,036
Deere & Co.	14,107	1,535,688
Dover Corp.	6,505	522,677
Fortive Corp.	28,938	1,742,646
Illinois Tool Works, Inc.	32,735	4,336,405
Ingersoll-Rand plc	22,376	1,819,616
Middleby Corp. (The) *	3,107	423,950
Nordson Corp.	6,333	777,946
Oshkosh Corp.	35,669	2,446,537
PACCAR, Inc.	6,698	450,106
Parker-Hannifin Corp.	6,811	1,091,939
Snap-on, Inc.	7,597	1,281,386
Stanley Black & Decker, Inc.	6,696	889,698
Toro Co. (The)	36,514	2,280,664
Trinity Industries, Inc.	24,985	663,352
Xylem, Inc.	27,154	1,363,674

		29,576,032

Media - 2.7%
CBS Corp. (Non-Voting), Class B	28,196	1,955,675
Charter Communications, Inc., Class A *	27,754	9,084,439
Comcast Corp., Class A	297,248	11,173,552
Interpublic Group of Cos., Inc. (The)	21,162	519,950
Liberty Broadband Corp. *	8,950	773,280
Madison Square Garden Co. (The), Class A *	2,525	504,268
Omnicom Group, Inc.	14,639	1,262,028

		25,273,192

Metals & Mining - 1.4%
Freeport-McMoRan, Inc. *	256,875	3,431,850
Newmont Mining Corp.	39,589	1,304,854
Nucor Corp.	30,271	1,807,784
Reliance Steel & Aluminum Co.	5,371	429,787
Royal Gold, Inc.	13,187	923,749
Steel Dynamics, Inc.	66,851	2,323,741
United States Steel Corp.	76,734	2,594,377

		12,816,142

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Multiline Retail - 0.2%
Dollar General Corp.	11,231	$783,138
Dollar Tree, Inc. *	8,383	657,730

		1,440,868

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	12,401	341,895
DTE Energy Co.	4,442	453,573
MDU Resources Group, Inc.	15,343	419,938
NiSource, Inc.	35,187	837,099

		2,052,505

Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	50,838	3,151,956
Apache Corp.	25,978	1,335,009
Chesapeake Energy Corp. *(a)	299,410	1,778,495
Chevron Corp.	120,859	12,976,631
Cimarex Energy Co.	12,929	1,544,886
Concho Resources, Inc. *	10,910	1,400,189
ConocoPhillips	17,760	885,691
CONSOL Energy, Inc. *	155,383	2,607,327
Continental Resources, Inc. *	89,442	4,062,456
Devon Energy Corp.	58,062	2,422,347
Diamondback Energy, Inc. *	30,668	3,180,732
Energen Corp. *	29,128	1,585,728
EOG Resources, Inc.	47,706	4,653,720
HollyFrontier Corp.	10,878	308,283
Kinder Morgan, Inc.	68,335	1,485,603
Laredo Petroleum, Inc. *	147,991	2,160,669
Marathon Oil Corp.	181,208	2,863,086
Marathon Petroleum Corp.	5,896	297,984
Murphy Oil Corp.	42,779	1,223,052
Newfield Exploration Co. *	27,308	1,007,938
ONEOK, Inc.	57,205	3,171,445
Parsley Energy, Inc., Class A *	70,098	2,278,886
PBF Energy, Inc., Class A	27,817	616,703
Phillips 66	11,150	883,303
Pioneer Natural Resources Co.	23,909	4,452,573
QEP Resources, Inc. *	64,790	823,481
Range Resources Corp.	19,593	570,156
Rice Energy, Inc. *	115,249	2,731,401
SM Energy Co.	72,591	1,743,636
Southwestern Energy Co. *	83,703	683,854
Targa Resources Corp.	35,026	2,098,057
Tesoro Corp.	5,167	418,837
Valero Energy Corp.	6,967	461,842
Whiting Petroleum Corp. *	120,234	1,137,414
Williams Cos., Inc. (The)	85,306	2,524,205
WPX Energy, Inc. *	197,897	2,649,841

		78,177,416

Personal Products - 0.1%
Edgewell Personal Care Co. *	4,753	347,635
Nu Skin Enterprises, Inc., Class A	8,923	495,583

		843,218

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	6,830	371,415
Johnson & Johnson	3,292	410,019
Merck & Co., Inc.	29,683	1,886,058

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 0.5% (continued)
Pfizer, Inc.	18,549	$634,561
Zoetis, Inc.	26,512	1,414,946

		4,716,999

Professional Services - 0.4%
Equifax, Inc.	16,124	2,204,796
Nielsen Holdings plc	15,792	652,367
Verisk Analytics, Inc. *	13,148	1,066,829

		3,923,992

Road & Rail - 2.1%
AMERCO	3,404	1,297,571
CSX Corp.	153,182	7,130,622
Genesee & Wyoming, Inc., Class A *	12,379	840,039
JB Hunt Transport Services, Inc.	4,202	385,492
Norfolk Southern Corp.	32,885	3,682,133
Old Dominion Freight Line, Inc.	7,162	612,852
Union Pacific Corp.	56,214	5,954,187

		19,902,896

Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.	12,947	1,061,007
Applied Materials, Inc.	149,396	5,811,504
Broadcom Ltd.	39,063	8,553,234
Cypress Semiconductor Corp.	19,930	274,237
First Solar, Inc. *(a)	11,793	319,590
Intel Corp.	66,332	2,392,595
KLA-Tencor Corp.	3,336	317,154
Lam Research Corp.	16,508	2,118,967
Marvell Technology Group Ltd.	30,556	466,285
Maxim Integrated Products, Inc.	31,919	1,435,078
Microchip Technology, Inc.	16,483	1,216,116
Micron Technology, Inc. *	194,565	5,622,929
NVIDIA Corp.	83,669	9,114,064
ON Semiconductor Corp. *	70,049	1,085,059
QUALCOMM, Inc.	70,354	4,034,098
Skyworks Solutions, Inc.	4,876	477,750
Teradyne, Inc.	24,948	775,883
Texas Instruments, Inc.	89,392	7,201,420
Xilinx, Inc.	36,025	2,085,487

		54,362,457

Software - 3.5%
Activision Blizzard, Inc.	81,912	4,084,132
Adobe Systems, Inc. *	42,920	5,585,180
ANSYS, Inc. *	5,600	598,472
Autodesk, Inc. *	13,418	1,160,254
Cadence Design Systems, Inc. *	31,925	1,002,445
CDK Global, Inc.	20,178	1,311,772
Citrix Systems, Inc. *	14,512	1,210,156
Electronic Arts, Inc. *	15,627	1,398,929
Intuit, Inc.	12,476	1,447,091
Microsoft Corp.	85,427	5,626,222
Nuance Communications, Inc. *	49,154	850,856
PTC, Inc. *	9,123	479,414
Red Hat, Inc. *	4,254	367,971
salesforce.com, Inc. *	4,922	406,016
ServiceNow, Inc. *	3,855	337,197
SS&C Technologies Holdings, Inc.	16,904	598,402

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 3.5% (continued)
Symantec Corp.	73,080	$2,242,094
Synopsys, Inc. *	12,734	918,503
Ultimate Software Group, Inc. (The) *	5,637	1,100,399
VMware, Inc., Class A *(a)	17,917	1,650,872

		32,376,377

Specialty Retail - 1.4%
Best Buy Co., Inc.	29,620	1,455,823
Burlington Stores, Inc. *	19,291	1,876,821
Dick’s Sporting Goods, Inc.	9,727	473,316
Foot Locker, Inc.	6,992	523,071
Home Depot, Inc. (The)	4,394	645,171
Lowe’s Cos., Inc.	6,642	546,039
Michael’s Cos., Inc. (The) *	21,313	477,198
Murphy USA, Inc. *	6,252	459,022
O’Reilly Automotive, Inc. *	4,557	1,229,661
Ross Stores, Inc.	17,112	1,127,167
Tractor Supply Co.	5,700	393,129
Ulta Beauty, Inc. *	12,747	3,635,827
Urban Outfitters, Inc. *	17,822	423,451

		13,265,696

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	274,342	39,411,972
Hewlett Packard Enterprise Co.	194,429	4,607,967
HP, Inc.	159,595	2,853,559
NCR Corp. *	25,340	1,157,531
NetApp, Inc.	9,653	403,978
Western Digital Corp.	32,811	2,707,892

		51,142,899

Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. *	4,641	240,729
PVH Corp.	4,356	450,715
Skechers U.S.A., Inc., Class A *	21,170	581,116

		1,272,560

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	682,666

Tobacco - 0.2%
Altria Group, Inc.	20,970	1,497,677

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A	2,810	288,756
United Rentals, Inc. *	21,391	2,674,945
Watsco, Inc.	3,619	518,168
WESCO International, Inc. *	12,206	848,927
WW Grainger, Inc.	3,083	717,599

		5,048,395

Water Utilities - 0.2%
American Water Works Co., Inc.	23,055	1,792,987
Aqua America, Inc.	9,149	294,141

		2,087,128

Wireless Telecommunication Services - 0.9%
Sprint Corp. *(a)	526,845	4,573,015

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.9% (continued)
T-Mobile US, Inc. *	57,384	$3,706,432

		8,279,447

TOTAL COMMON STOCKS (cost $754,966,224)		906,811,834

SHORT-TERM INVESTMENT - 3.6%

Investment Company - 3.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $33,717,712) (2)(b)	33,717,712	33,717,712

SECURITIES LENDING COLLATERAL - 0.9%

Investment Company - 0.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $8,612,104) (2)(b)(c)	8,612,104	8,612,104

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.6% (cost $797,296,040)		949,141,650

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)% (d)		(15,139,618)

NET ASSETS - 100.0%		$934,002,032

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$127,789,742	13.7%
Consumer Staples	20,051,646	2.1
Energy	91,398,768	9.8
Financials	197,911,021	21.2
Health Care	63,559,876	6.8
Industrials	126,846,045	13.6
Information Technology	207,010,845	22.2
Materials	31,568,119	3.4
Real Estate	23,144,198	2.5
Telecommunication Services	11,461,923	1.2
Utilities	6,069,651	0.6
Short-Term Investment	33,717,712	3.6
Securities Lending Collateral	8,612,104	0.9

Total Investments In Securities At Value	949,141,650	101.6
Liabilities in Excess of Other Assets (d)	(15,139,618)	(1.6)

Net Assets	$934,002,032	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $8,328,711.
(b)	Represents 7-day effective yield as of 3/31/2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
194	BARC	S&P 500 E-Mini Futures	06/2017	$22,949,366	$22,884,240	$(65,126)

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$982,054	$982,054

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Aerospace & Defense - 1.8%
AAR Corp.	8,237	$277,010
Aerojet Rocketdyne Holdings, Inc. *	7,667	166,374
Aerovironment, Inc. *	7,641	214,177
Curtiss-Wright Corp.	10,071	919,080
Ducommun, Inc. *	7,860	226,290
Engility Holdings, Inc. *	11,321	327,630
Esterline Technologies Corp. *	1,914	164,700
KeyW Holding Corp. (The) *(a)	39,680	374,579
KLX, Inc. *	5,852	261,584
Kratos Defense & Security Solutions, Inc. *	57,558	447,801
Mercury Systems, Inc. *	21,745	849,142
National Presto Industries, Inc.	1,715	175,273
Sparton Corp. *	6,924	145,335
TASER International, Inc. *(a)	21,987	501,084
Teledyne Technologies, Inc. *	6,750	853,605
Vectrus, Inc. *	8,941	199,831

		6,103,495

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. *	33,900	544,095
XPO Logistics, Inc. *	40,236	1,926,902

		2,470,997

Airlines - 0.4%
Hawaiian Holdings, Inc. *	10,201	473,836
SkyWest, Inc.	24,142	826,864

		1,300,700

Auto Components - 1.6%
Cooper-Standard Holdings, Inc. *	7,161	794,370
Dana, Inc.	5,357	103,444
Dorman Products, Inc. *	10,092	828,856
Fox Factory Holding Corp. *	11,444	328,443
Horizon Global Corp. *	18,182	252,366
LCI Industries	11,249	1,122,650
Modine Manufacturing Co. *	10,588	129,174
Motorcar Parts of America, Inc. *	6,430	197,594
Spartan Motors, Inc.	37,893	303,144
Standard Motor Products, Inc.	5,402	265,454
Stoneridge, Inc. *	15,449	280,245
Superior Industries International, Inc.	13,870	351,604
Tenneco, Inc.	6,843	427,140
Tower International, Inc.	5,389	146,042

		5,530,526

Automobiles - 0.1%
Winnebago Industries, Inc.	10,133	296,390

Banks - 15.0%
1st Source Corp.	5,049	237,051
Ameris Bancorp	15,452	712,337
Banc of California, Inc.	11,729	242,790
BancFirst Corp.	4,008	360,319
BancorpSouth, Inc.	6,691	202,403
Banner Corp.	1,785	99,317
Berkshire Hills Bancorp, Inc.	4,880	175,924
Boston Private Financial Holdings, Inc.	30,780	504,792
Brookline Bancorp, Inc.	8,843	138,393

INVESTMENTS	SHARES	VALUE
Banks - 15.0% (continued)
Bryn Mawr Bank Corp.	4,081	$161,199
Camden National Corp., Class R	3,937	173,385
Capital Bank Financial Corp., Class A	15,391	667,969
CenterState Banks, Inc.	33,895	877,880
Central Pacific Financial Corp.	12,758	389,629
Chemical Financial Corp.	26,151	1,337,624
City Holding Co.	2,567	165,520
Columbia Banking System, Inc.	2,554	99,580
Community Bank System, Inc.	17,205	945,931
ConnectOne Bancorp, Inc.	14,637	354,947
Customers Bancorp, Inc. *	3,792	119,562
CVB Financial Corp.	7,436	164,261
Eagle Bancorp, Inc. *	12,979	774,846
Enterprise Financial Services Corp.	13,952	591,565
Farmers Capital Bank Corp.	5,007	202,283
FCB Financial Holdings, Inc., Class A *	16,616	823,323
Fidelity Southern Corp.	17,798	398,319
First BanCorp *	159,829	903,034
First Busey Corp.	8,297	243,932
First Citizens BancShares, Inc., Class A	2,093	701,929
First Commonwealth Financial Corp.	40,294	534,298
First Financial Bancorp	17,714	486,249
First Financial Bankshares, Inc. (a)	15,744	631,334
First Interstate BancSystem, Inc., Class A	20,480	812,032
First Merchants Corp.	19,729	775,744
Flushing Financial Corp.	7,004	188,197
Franklin Financial Network, Inc. *	4,121	159,689
Fulton Financial Corp.	50,152	895,213
German American Bancorp, Inc., Class R	2,390	113,143
Glacier Bancorp, Inc.	7,663	260,006
Great Southern Bancorp, Inc.	4,133	208,716
Great Western Bancorp, Inc.	38,538	1,634,397
Green Bancorp, Inc. *	14,806	263,547
Guaranty Bancorp	10,422	253,776
Hancock Holding Co.	43,117	1,963,979
Hanmi Financial Corp.	15,722	483,451
Heartland Financial USA, Inc.	10,817	540,309
Hilltop Holdings, Inc.	30,825	846,763
Home BancShares, Inc.	22,589	611,484
IBERIABANK Corp.	18,383	1,454,095
Independent Bank Corp./MA	7,977	518,505
Independent Bank Corp./MI	31,317	648,262
Independent Bank Group, Inc.	9,874	634,898
International Bancshares Corp.	20,804	736,462
Lakeland Bancorp, Inc.	20,031	392,608
Lakeland Financial Corp.	15,871	684,358
LegacyTexas Financial Group, Inc.	20,329	811,127
MainSource Financial Group, Inc.	7,219	237,722
MB Financial, Inc.	15,650	670,133
National Bank Holdings Corp., Class A	9,913	322,172
NBT Bancorp, Inc.	11,742	435,276
OFG Bancorp (a)	40,877	482,349
Old National Bancorp	16,895	293,128
Pacific Premier Bancorp, Inc. *	11,465	441,976
Park Sterling Corp.	25,621	315,395
Preferred Bank	11,743	630,129
Prosperity Bancshares, Inc.	24,250	1,690,468
QCR Holdings, Inc.	7,750	328,213

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Banks - 15.0% (continued)
Renasant Corp.	4,694	$186,305
S&T Bancorp, Inc.	3,731	129,093
Sandy Spring Bancorp, Inc.	8,198	336,036
Seacoast Banking Corp. of Florida *	23,688	568,038
ServisFirst Bancshares, Inc. (a)	38,516	1,401,212
Simmons First National Corp., Class A	3,151	173,778
Southside Bancshares, Inc.	16,339	548,500
State Bank Financial Corp.	5,880	153,586
Sterling Bancorp	62,178	1,473,619
Stock Yards Bancorp, Inc.	8,250	335,363
Stonegate Bank	1,147	54,012
Texas Capital Bancshares, Inc. *	25,456	2,124,303
Tompkins Financial Corp.	5,057	407,341
Towne Bank	28,359	918,832
TriState Capital Holdings, Inc. *	10,471	244,498
Triumph Bancorp, Inc. *	9,529	245,848
Trustmark Corp.	23,118	734,921
UMB Financial Corp.	15,862	1,194,567
Union Bankshares Corp.	11,576	407,244
United Community Banks, Inc.	31,765	879,573
Univest Corp. of Pennsylvania	8,294	214,815
Veritex Holdings, Inc. *	8,831	248,328
Washington Trust Bancorp, Inc.	3,886	191,580
Webster Financial Corp.	28,536	1,427,941
Wintrust Financial Corp.	14,646	1,012,332

		51,771,312

Beverages - 0.4%
Craft Brew Alliance, Inc. *	13,506	180,305
MGP Ingredients, Inc.	14,063	762,637
National Beverage Corp.	4,955	418,846

		1,361,788

Biotechnology - 5.9%
Agenus, Inc. *(a)	31,652	119,328
Aimmune Therapeutics, Inc. *(a)	8,761	190,377
Array BioPharma, Inc. *	92,209	824,349
Avexis, Inc. *	8,083	614,551
BioCryst Pharmaceuticals, Inc. *	38,794	325,870
BioSpecifics Technologies Corp. *	2,268	124,286
Bluebird Bio, Inc. *	4,764	433,048
Blueprint Medicines Corp. *	16,977	678,910
Cara Therapeutics, Inc. *(a)	16,693	306,984
Clovis Oncology, Inc. *	19,105	1,216,415
Coherus Biosciences, Inc. *	15,888	336,031
CTI BioPharma Corp. *	7,700	32,340
Cytokinetics, Inc. *	24,625	316,431
Eagle Pharmaceuticals, Inc. *	1,959	162,480
Exact Sciences Corp. *(a)	52,076	1,230,035
Exelixis, Inc. *	115,937	2,512,355
Five Prime Therapeutics, Inc. *	5,739	207,465
Flexion Therapeutics, Inc. *	6,673	179,570
Global Blood Therapeutics, Inc. *	3,828	141,062
Immunomedics, Inc. *(a)	60,559	391,817
Inovio Pharmaceuticals, Inc. *(a)	25,791	170,736
Insmed, Inc. *	11,460	200,665
Ironwood Pharmaceuticals, Inc. *	51,806	883,810
Lexicon Pharmaceuticals, Inc. *(a)	35,717	512,182
Loxo Oncology, Inc. *	6,951	292,498

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.9% (continued)
Minerva Neurosciences, Inc. *	30,703	$248,694
Momenta Pharmaceuticals, Inc. *	12,254	163,591
Ohr Pharmaceutical, Inc. *	7,600	6,311
Organovo Holdings, Inc. *(a)	37,800	120,204
Peregrine Pharmaceuticals, Inc. *(a)	181,400	118,636
Progenics Pharmaceuticals, Inc. *	45,328	427,896
Prothena Corp. plc (Ireland) *	2,118	118,163
PTC Therapeutics, Inc. *	11,354	111,723
REGENXBIO, Inc. *	5,036	97,195
Repligen Corp. *	4,058	142,842
Retrophin, Inc. *	5,521	101,918
Sage Therapeutics, Inc. *	4,129	293,448
Sarepta Therapeutics, Inc. *	24,549	726,650
Spark Therapeutics, Inc. *	9,065	483,527
Spectrum Pharmaceuticals, Inc. *	25,248	164,112
Stemline Therapeutics, Inc. *	23,815	203,618
Synergy Pharmaceuticals, Inc. *(a)	90,844	423,333
TESARO, Inc. *	20,330	3,128,177
Vanda Pharmaceuticals, Inc. *	23,622	330,708
Versartis, Inc. *	6,817	145,543
Xencor, Inc. *	23,023	550,710

		20,510,594

Building Products - 1.6%
AAON, Inc.	13,253	468,494
American Woodmark Corp. *	1,958	179,744
Builders FirstSource, Inc. *	9,381	139,777
Gibraltar Industries, Inc. *	18,133	747,080
Griffon Corp.	14,851	366,077
Insteel Industries, Inc.	12,933	467,399
NCI Building Systems, Inc. *	19,728	338,335
Patrick Industries, Inc. *	12,325	873,842
PGT Innovations, Inc. *	16,718	179,718
Ply Gem Holdings, Inc. *	7,520	148,144
Simpson Manufacturing Co., Inc.	4,339	186,967
Trex Co., Inc. *	10,340	717,493
Universal Forest Products, Inc.	5,370	529,160

		5,342,230

Capital Markets - 0.9%
Arlington Asset Investment Corp., Class A (a)	9,426	133,190
BGC Partners, Inc., Class A	15,955	181,249
Cohen & Steers, Inc.	5,988	239,340
Diamond Hill Investment Group, Inc.	1,639	318,868
Evercore Partners, Inc., Class A	8,728	679,911
Financial Engines, Inc.	2,369	103,170
GAIN Capital Holdings, Inc.	24,292	202,352
INTL. FCStone, Inc. *	6,700	254,332
Moelis & Co., Class A	8,078	311,003
Piper Jaffray Cos.	7,162	457,294
Stifel Financial Corp. *	7,044	353,538

		3,234,247

Chemicals - 3.7%
American Vanguard Corp.	9,893	164,224
Balchem Corp.	1,382	113,904
Chase Corp.	2,752	262,541
Chemours Co. (The)	73,667	2,836,180

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Chemicals - 3.7% (continued)
Ferro Corp. *	11,834	$179,759
Flotek Industries, Inc. *	8,020	102,576
HB Fuller Co.	3,809	196,392
Innophos Holdings, Inc.	5,047	272,387
Innospec, Inc.	5,039	326,275
KMG Chemicals, Inc.	10,063	463,602
Koppers Holdings, Inc. *	10,060	426,041
Kraton Corp. *	12,326	381,120
Kronos Worldwide, Inc.	45,298	744,246
Minerals Technologies, Inc.	9,007	689,936
Olin Corp.	47,114	1,548,637
Quaker Chemical Corp.	3,374	444,221
Rayonier Advanced Materials, Inc.	22,243	299,168
Sensient Technologies Corp.	1,677	132,919
Stepan Co.	7,663	603,921
Trinseo SA	23,676	1,588,660
Tronox Ltd., Class A	58,174	1,073,310

		12,850,019

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	8,276	360,834
ACCO Brands Corp. *	42,602	560,216
Aqua Metals, Inc. *(a)	28,300	552,982
Brady Corp., Class A	18,800	726,620
Brink’s Co. (The)	14,736	787,639
Casella Waste Systems, Inc., Class A *	19,224	271,251
CECO Environmental Corp.	14,459	151,964
Ennis, Inc.	10,681	181,577
HNI Corp.	6,550	301,889
Kimball International, Inc., Class B	9,927	163,795
Knoll, Inc.	6,874	163,670
Matthews International Corp., Class A	6,066	410,365
MSA Safety, Inc.	5,126	362,357
Multi-Color Corp.	2,315	164,365
Quad/Graphics, Inc.	27,450	692,838
Tetra Tech, Inc.	14,182	579,335
UniFirst Corp.	715	101,137
US Ecology, Inc.	3,206	150,201
Viad Corp.	5,800	262,160

		6,945,195

Communications Equipment - 2.9%
ADTRAN, Inc.	4,995	103,646
Applied Optoelectronics, Inc. *	13,309	747,300
CalAmp Corp. *	8,803	147,802
Ciena Corp. *	4,576	108,039
Clearfield, Inc. *	8,247	135,663
EMCORE Corp.	24,157	217,413
Extreme Networks, Inc. *	53,092	398,721
Finisar Corp. *	43,098	1,178,299
InterDigital, Inc.	11,978	1,033,702
Lumentum Holdings, Inc. *	28,586	1,525,063
NETGEAR, Inc. *	11,514	570,519
NetScout Systems, Inc. *	8,626	327,357
Oclaro, Inc. *	102,952	1,010,989
ShoreTel, Inc. *	18,745	115,282
Sonus Networks, Inc. *	23,563	155,280
Ubiquiti Networks, Inc. *	32,650	1,640,989

INVESTMENTS	SHARES	VALUE
Communications Equipment - 2.9% (continued)
Viavi Solutions, Inc. *	59,394	$636,704

		10,052,768

Construction & Engineering - 1.6%
Aegion Corp. *	6,788	155,513
Argan, Inc.	8,380	554,337
Comfort Systems USA, Inc.	6,501	238,262
EMCOR Group, Inc.	14,282	899,052
Granite Construction, Inc.	5,993	300,789
HC2 Holdings, Inc. *	27,896	172,955
MasTec, Inc. *	34,650	1,387,732
MYR Group, Inc. *	5,924	242,884
NV5 Global, Inc. *	13,579	510,570
Orion Group Holdings, Inc. *	17,434	130,232
Primoris Services Corp.	9,996	232,107
Tutor Perini Corp. *	21,901	696,452

		5,520,885

Construction Materials - 0.1%
US Concrete, Inc. *(a)	2,282	147,303

Consumer Finance - 0.3%
Enova International, Inc. *	16,541	245,634
EZCORP, Inc., Class A *	33,759	275,136
Green Dot Corp., Class A *	7,399	246,831
Nelnet, Inc., Class A	4,465	195,835
Regional Management Corp. *	7,164	139,196

		1,102,632

Containers & Packaging - 0.3%
Greif, Inc., Class A	18,407	1,014,042

Diversified Consumer Services - 1.0%
American Public Education, Inc. *	7,939	181,803
Capella Education Co.	4,321	367,393
Career Education Corp. *	55,545	483,242
Carriage Services, Inc.	7,513	203,753
DeVry Education Group, Inc.	11,392	403,846
Grand Canyon Education, Inc. *	12,271	878,726
K12, Inc. *	12,335	236,215
Sotheby’s *	13,077	594,742

		3,349,720

Diversified Telecommunication Services - 0.3%
Consolidated Communications Holdings, Inc. (a)	4,517	105,788
General Communication, Inc., Class A *	6,718	139,734
IDT Corp., Class B	12,066	153,480
ORBCOMM, Inc. *	34,589	330,325
Straight Path Communications, Inc., Class B *(a)	8,004	287,904
Windstream Holdings, Inc. (a)	18,604	101,392

		1,118,623

Electric Utilities - 0.2%
MGE Energy, Inc.	4,509	293,085
Otter Tail Corp.	3,477	131,778
Spark Energy, Inc., Class A (a)	11,816	377,521

		802,384

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Electrical Equipment - 0.4%
AZZ, Inc.	2,347	$139,647
Energous Corp. *	19,955	311,298
EnerSys	7,702	607,996
Generac Holdings, Inc. *	6,783	252,870

		1,311,811

Electronic Equipment, Instruments & Components - 3.5%
Anixter International, Inc. *	2,775	220,057
AVX Corp.	12,390	202,948
Badger Meter, Inc.	7,765	285,364
Belden, Inc.	8,182	566,113
Coherent, Inc. *	10,497	2,158,603
Control4 Corp. *	10,940	172,743
CTS Corp.	12,200	259,860
ePlus, Inc. *	2,538	342,757
Fabrinet (Thailand) *	19,918	837,154
II-VI, Inc. *	22,106	796,921
Insight Enterprises, Inc. *	4,032	165,675
Itron, Inc. *	13,825	839,177
Littelfuse, Inc.	3,943	630,525
Mesa Laboratories, Inc.	2,830	347,241
Methode Electronics, Inc.	6,651	303,286
PC Connection, Inc.	9,526	283,780
Plexus Corp. *	1,779	102,826
Rogers Corp. *	4,266	366,321
Sanmina Corp. *	27,924	1,133,714
SYNNEX Corp.	4,427	495,558
TTM Technologies, Inc. *	49,563	799,451
Universal Display Corp.	3,850	331,485
Vishay Intertechnology, Inc.	33,144	545,219

		12,186,778

Energy Equipment & Services - 2.1%
Archrock, Inc.	43,483	539,189
Atwood Oceanics, Inc. *	26,271	250,363
Exterran Corp. *	9,514	299,215
Fairmount Santrol Holdings, Inc. *(a)	114,685	840,641
Forum Energy Technologies, Inc. *	38,536	797,695
Helix Energy Solutions Group, Inc. *	75,724	588,376
McDermott International, Inc. *	109,189	737,026
Newpark Resources, Inc. *	12,511	101,339
Oil States International, Inc. *	5,507	182,557
Pioneer Energy Services Corp. *	88,664	354,656
Seadrill Ltd. (United Kingdom) *(a)	68,171	112,482
TETRA Technologies, Inc. *	26,462	107,701
Unit Corp. *	31,312	756,498
US Silica Holdings, Inc.	30,966	1,486,058

		7,153,796

Equity Real Estate Investment Trusts (REITs) - 1.9%
Agree Realty Corp.	5,907	283,300
Alexander’s, Inc.	234	101,055
Armada Hoffler Properties, Inc.	10,728	149,012
Bluerock Residential Growth REIT, Inc.	11,974	147,400
Community Healthcare Trust, Inc.	7,431	177,601
DuPont Fabros Technology, Inc.	12,977	643,530
Easterly Government Properties, Inc.	6,848	135,522
Four Corners Property Trust, Inc.	5,023	114,675
GEO Group, Inc. (The)	2,715	125,895

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 1.9% (continued)
Getty Realty Corp.	4,321	$109,192
Gladstone Commercial Corp.	17,758	367,058
Government Properties Income Trust	9,351	195,716
Independence Realty Trust, Inc.	11,681	109,451
Lexington Realty Trust	47,043	469,489
Monmouth Real Estate Investment Corp.	28,817	411,219
National Storage Affiliates Trust	18,837	450,204
NexPoint Residential Trust, Inc.	16,633	401,853
Potlatch Corp.	2,640	120,648
Preferred Apartment Communities, Inc., Class A	12,783	168,863
Rexford Industrial Realty, Inc.	23,862	537,372
Saul Centers, Inc.	1,960	120,775
Select Income REIT	18,141	467,856
STAG Industrial, Inc.	12,363	309,322
Terreno Realty Corp.	3,838	107,464
Universal Health Realty Income Trust	1,929	124,421
Urstadt Biddle Properties, Inc., Class A	5,947	122,270
Whitestone REIT	8,519	117,903

		6,589,066

Food & Staples Retailing - 0.2%
Ingles Markets, Inc., Class A	4,685	202,158
SpartanNash Co.	8,618	301,544
Weis Markets, Inc.	2,771	165,290

		668,992

Food Products - 0.8%
B&G Foods, Inc.	5,432	218,638
Calavo Growers, Inc.	1,907	115,564
Darling Ingredients, Inc. *	31,350	455,202
Fresh Del Monte Produce, Inc.	20,312	1,203,080
John B Sanfilippo & Son, Inc.	4,035	295,321
Omega Protein Corp.	9,601	192,500
Tootsie Roll Industries, Inc.	5,072	189,429

		2,669,734

Gas Utilities - 0.1%
Chesapeake Utilities Corp.	2,331	161,305

Health Care Equipment & Supplies - 3.6%
Anika Therapeutics, Inc. *	3,754	163,074
Atrion Corp.	378	176,980
AxoGen, Inc. *	17,886	186,909
Cantel Medical Corp.	7,703	617,010
Cardiovascular Systems, Inc. *	16,571	468,545
CryoLife, Inc. *	13,497	224,725
GenMark Diagnostics, Inc. *	31,770	407,291
Glaukos Corp. *	16,973	870,715
Halyard Health, Inc. *	4,267	162,530
ICU Medical, Inc. *	3,999	610,647
Inogen, Inc. *	11,892	922,343
Insulet Corp. *	4,344	187,183
Integra LifeSciences Holdings Corp. *	24,847	1,046,804
LeMaitre Vascular, Inc.	10,217	251,645
Masimo Corp. *	20,087	1,873,314
Merit Medical Systems, Inc. *	10,886	314,605
Nevro Corp. *	8,946	838,240
NuVasive, Inc. *	10,122	755,911

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 3.6% (continued)
NxStage Medical, Inc. *	13,083	$351,017
OraSure Technologies, Inc. *	23,143	299,239
Orthofix International NV *	2,774	105,828
Penumbra, Inc. *	8,300	692,635
Spectranetics Corp. (The) *	19,530	568,811
Wright Medical Group NV *	12,772	397,465

		12,493,466

Health Care Providers & Services - 1.3%
Addus HomeCare Corp. *	9,220	295,040
Almost Family, Inc. *	2,340	113,724
Amedisys, Inc. *	3,030	154,803
AMN Healthcare Services, Inc. *	4,715	191,429
BioTelemetry, Inc. *	25,845	748,213
Civitas Solutions, Inc. *	6,879	126,230
CorVel Corp. *	6,100	265,350
Cross Country Healthcare, Inc. *	14,589	209,498
HealthEquity, Inc. *	21,958	932,117
LHC Group, Inc. *	3,000	161,700
Medcath Corp. (3)*(b)	10,300	—
National HealthCare Corp.	1,886	134,472
RadNet, Inc. *	8,383	49,460
Teladoc, Inc. *	3,980	99,500
Tivity Health, Inc. *	21,636	629,607
US Physical Therapy, Inc.	4,314	281,704

		4,392,847

Health Care Technology - 0.7%
Evolent Health, Inc., Class A *	30,257	674,731
HealthStream, Inc. *	7,258	175,862
HMS Holdings Corp. *	25,137	511,035
Medidata Solutions, Inc. *	7,938	457,943
Omnicell, Inc. *	4,417	179,551
Vocera Communications, Inc. *	10,735	266,550

		2,265,672

Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment Corp. *(a)	15,360	146,688
Carrols Restaurant Group, Inc. *	23,190	328,138
Chuy’s Holdings, Inc. *	4,565	136,037
Dave & Buster’s Entertainment, Inc. *	11,219	685,369
Denny’s Corp. *	16,550	204,724
Eldorado Resorts, Inc. *(a)	28,663	542,447
International Speedway Corp., Class A	3,567	131,801
Intrawest Resorts Holdings, Inc. *	16,683	417,242
Jack in the Box, Inc.	9,649	981,496
Marcus Corp. (The)	6,900	221,490
Marriott Vacations Worldwide Corp.	3,843	384,031
Monarch Casino & Resort, Inc. *	7,349	217,089
Papa John’s International, Inc.	10,595	848,024
Pinnacle Entertainment, Inc. *	15,765	307,733
Planet Fitness, Inc., Class A	30,398	585,769
Ruth’s Hospitality Group, Inc.	9,641	193,302
Scientific Games Corp., Class A *	39,405	931,928
Texas Roadhouse, Inc.	2,270	101,083
Wingstop, Inc.	7,803	220,669

		7,585,060

INVESTMENTS	SHARES	VALUE
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	12,552	$337,649
Cavco Industries, Inc. *	2,640	307,296
Flexsteel Industries, Inc.	2,686	135,374
Hooker Furniture Corp.	8,133	252,530
Installed Building Products, Inc. *	14,200	749,050
iRobot Corp. *	9,156	605,578
KB Home	11,104	220,747
LGI Homes, Inc. *(a)	5,346	181,283
NACCO Industries, Inc., Class A	3,287	229,433
Taylor Morrison Home Corp., Class A *	5,047	107,602
TopBuild Corp. *	2,784	130,848
Universal Electronics, Inc. *	2,921	200,088
William Lyon Homes, Class A *	5,382	110,977
ZAGG, Inc. *	17,070	122,904

		3,691,359

Household Products - 0.3%
Central Garden & Pet Co., Class A *	25,171	873,937
Orchids Paper Products Co. (a)	5,844	140,256

		1,014,193

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	11,307	645,404
TerraForm Power, Inc., Class A *	7,555	93,455

		738,859

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	8,805	255,785

Insurance - 1.7%
Ambac Financial Group, Inc. *	13,269	250,253
American Equity Investment Life Holding Co.	4,262	100,711
AMERISAFE, Inc.	4,224	274,138
Argo Group International Holdings Ltd.	3,368	228,350
Employers Holdings, Inc.	6,048	229,522
Enstar Group Ltd. *	725	138,693
FBL Financial Group, Inc., Class A	7,378	482,890
Federated National Holding Co.	7,509	130,882
Horace Mann Educators Corp.	3,809	156,359
James River Group Holdings Ltd.	10,221	438,072
Kemper Corp.	3,161	126,124
MBIA, Inc. *	45,938	389,095
National General Holdings Corp.	6,546	155,533
Navigators Group, Inc. (The)	3,083	167,407
OneBeacon Insurance Group Ltd., Class A	10,443	167,088
Primerica, Inc.	15,101	1,241,302
Safety Insurance Group, Inc.	1,836	128,704
Selective Insurance Group, Inc.	6,834	322,223
Stewart Information Services Corp.	3,674	162,317
Trupanion, Inc. *(a)	20,746	295,008
United Fire Group, Inc.	6,763	289,254
United Insurance Holdings Corp.	8,652	137,999

		6,011,924

Internet & Direct Marketing Retail - 0.5%
Duluth Holdings, Inc., Class B *	15,401	327,887
Etsy, Inc. *	38,786	412,295
Nutrisystem, Inc.	12,991	721,001

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 0.5% (continued)
Overstock.com, Inc. *	7,033	$120,968
PetMed Express, Inc.	10,939	220,311

		1,802,462

Internet Software & Services - 3.0%
2U, Inc. *	16,417	651,098
Alarm.com Holdings, Inc. *	20,514	630,600
Amber Road, Inc. *	19,878	153,458
Blucora, Inc. *	18,772	324,756
Box, Inc. *	6,118	99,785
Brightcove, Inc. *	21,470	191,083
Carbonite, Inc. *	20,251	411,095
ChannelAdvisor Corp. *	12,592	140,401
Cimpress NV (Netherlands) *	1,499	129,199
Cornerstone OnDemand, Inc. *	2,813	109,397
Envestnet, Inc. *	4,262	137,663
Five9, Inc. *	48,315	795,265
GrubHub, Inc. *	31,591	1,039,028
GTT Communications, Inc. *	8,801	214,304
LogMeIn, Inc.	14,614	1,424,865
MeetMe, Inc. *	64,319	378,839
MINDBODY, Inc., Class A *(a)	21,019	576,971
NIC, Inc.	11,003	222,261
Q2 Holdings, Inc. *	6,919	241,127
Quotient Technology, Inc. *	33,243	317,471
Shutterstock, Inc. *	13,394	553,842
Stamps.com, Inc. *(a)	898	106,278
TrueCar, Inc. *(a)	45,276	700,420
Xactly Corp. *	26,867	319,717
XO Group, Inc. *	16,852	290,023

		10,158,946

IT Services - 1.2%
Acxiom Corp. *	16,198	461,157
CACI International, Inc., Class A *	2,320	272,136
Cardtronics plc, Class A *	12,329	576,381
Cardtronics, Inc. *	900	42,075
CSG Systems International, Inc.	8,722	329,779
Hackett Group, Inc. (The)	15,924	310,359
ManTech International Corp., Class A	6,644	230,082
Perficient, Inc. *	11,282	195,855
PFSweb, Inc. *	3,289	21,477
Science Applications International Corp.	15,397	1,145,537
ServiceSource International, Inc. *	27,897	108,240
TeleTech Holdings, Inc.	5,303	156,969
Unisys Corp. *(a)	12,173	169,813

		4,019,860

Leisure Products - 0.1%
American Outdoor Brands Corp. *(a)	5,076	100,556
Callaway Golf Co.	13,688	151,526
Nautilus, Inc. *	8,397	153,245

		405,327

Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. *(a)	16,825	407,165
Cambrex Corp. *	2,200	121,110
NanoString Technologies, Inc. *	7,279	144,634
NeoGenomics, Inc. *	26,536	209,369

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 0.4% (continued)
PRA Health Sciences, Inc. *	9,621	$627,578

		1,509,856

Machinery - 4.2%
Alamo Group, Inc.	4,338	330,512
Altra Industrial Motion Corp.	5,521	215,043
Astec Industries, Inc.	9,999	614,889
Barnes Group, Inc.	3,154	161,926
Briggs & Stratton Corp.	7,502	168,420
Chart Industries, Inc. *	13,577	474,380
CIRCOR International, Inc.	5,202	309,207
Douglas Dynamics, Inc.	12,738	390,420
Energy Recovery, Inc. *(a)	33,283	276,915
ESCO Technologies, Inc.	2,964	172,208
Federal Signal Corp.	14,847	205,037
Franklin Electric Co., Inc.	9,218	396,835
Global Brass & Copper Holdings, Inc.	12,385	426,044
Greenbrier Cos., Inc. (The) (a)	4,786	206,277
Harsco Corp. *	26,985	344,059
John Bean Technologies Corp.	14,921	1,312,302
Kadant, Inc.	3,300	195,855
Kennametal, Inc.	26,006	1,020,215
Lydall, Inc. *	10,527	564,247
Manitowoc Co., Inc. (The) *	40,525	230,992
Meritor, Inc. *	29,049	497,609
Mueller Water Products, Inc., Class A	61,119	722,427
Navistar International Corp. *	36,915	908,847
RBC Bearings, Inc. *	4,010	389,331
SPX Corp. *	28,258	685,256
Standex International Corp.	2,682	268,602
Supreme Industries, Inc., Class A	27,495	557,049
Tennant Co.	3,269	237,493
Titan International, Inc.	43,468	449,459
Wabash National Corp.	11,007	227,735
Watts Water Technologies, Inc., Class A	3,799	236,868
Woodward, Inc.	17,815	1,209,995

		14,406,454

Marine - 0.1%
Scorpio Bulkers, Inc. *(a)	28,418	261,446

Media - 0.5%
AMC Entertainment Holdings, Inc., Class A	24,343	765,587
Entravision Communications Corp., Class A	28,539	176,942
Meredith Corp.	6,098	393,931
New Media Investment Group, Inc.	8,166	116,039
Nexstar Media Group, Inc., Class A	1,601	112,310
Scholastic Corp.	2,513	106,979
World Wrestling Entertainment, Inc., Class A (a)	8,365	185,870

		1,857,658

Metals & Mining - 2.3%
AK Steel Holding Corp. *	132,133	950,036
Allegheny Technologies, Inc. *	32,247	579,156
Century Aluminum Co. *	58,042	736,553
Cliffs Natural Resources, Inc. *	117,176	962,015

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Metals & Mining - 2.3% (continued)
Coeur Mining, Inc. *	86,680	$700,374
Commercial Metals Co.	5,233	100,107
Gold Resource Corp.	47,777	215,952
Hecla Mining Co.	151,523	801,557
Materion Corp.	4,614	154,800
Olympic Steel, Inc.	13,887	257,743
Ryerson Holding Corp. *	32,102	404,485
Schnitzer Steel Industries, Inc., Class A	11,464	236,732
SunCoke Energy, Inc. *	46,141	413,423
TimkenSteel Corp. *	21,024	397,564
Worthington Industries, Inc.	22,912	1,033,102

		7,943,599

Multiline Retail - 0.2%
Ollie’s Bargain Outlet Holdings, Inc. *	22,203	743,801

Multi-Utilities - 0.1%
Unitil Corp.	6,391	287,787

Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. *	129,164	260,911
Bill Barrett Corp. *	55,080	250,614
California Resources Corp. *(a)	20,401	306,831
Callon Petroleum Co. *	85,793	1,129,036
Carrizo Oil & Gas, Inc. *	5,240	150,178
Contango Oil & Gas Co. *	23,050	168,726
Delek US Holdings, Inc.	15,102	366,526
Denbury Resources, Inc. *	187,421	483,546
Eclipse Resources Corp. *	129,377	328,618
EP Energy Corp., Class A *(a)	88,395	419,876
GasLog Ltd. (Monaco) (a)	36,731	563,821
Golar LNG Ltd. (Norway)	16,976	474,140
Green Plains, Inc.	7,139	176,690
Matador Resources Co. *	20,642	491,073
Oasis Petroleum, Inc. *	99,580	1,420,011
PDC Energy, Inc. *	17,143	1,068,866
REX American Resources Corp. *	3,271	295,993
Ring Energy, Inc. *	26,148	282,921
RSP Permian, Inc. *	50,976	2,111,936
Sanchez Energy Corp. *(a)	59,634	568,908
SemGroup Corp., Class A	20,852	750,672
W&T Offshore, Inc. *(a)	60,598	167,856
Westmoreland Coal Co. *	17,705	257,077

		12,494,826

Paper & Forest Products - 0.2%
Clearwater Paper Corp. *	2,894	162,064
KapStone Paper and Packaging Corp.	9,226	213,120
Louisiana-Pacific Corp. *	6,991	173,517
Neenah Paper, Inc.	3,646	272,356

		821,057

Personal Products - 0.2%
Avon Products, Inc. *	77,840	342,496
Inter Parfums, Inc.	4,301	157,201
Natural Health Trends Corp.	6,691	193,370
Revlon, Inc., Class A *	4,507	125,520

		818,587

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 1.5%
Aclaris Therapeutics, Inc. *	3,349	$99,867
Aerie Pharmaceuticals, Inc. *	18,685	847,365
Amphastar Pharmaceuticals, Inc. *	19,729	286,070
ANI Pharmaceuticals, Inc. *	4,864	240,817
Aratana Therapeutics, Inc. *(a)	30,790	163,187
Corcept Therapeutics, Inc. *	58,065	636,392
Depomed, Inc. *	8,556	107,378
Dermira, Inc. *	7,161	244,262
Heska Corp. *	9,027	947,654
Medicines Co. (The) *	6,394	312,666
Nektar Therapeutics *	8,346	195,881
SciClone Pharmaceuticals, Inc. *	17,581	172,294
Supernus Pharmaceuticals, Inc. *	25,872	809,794
TherapeuticsMD, Inc. *(a)	23,340	168,048

		5,231,675

Professional Services - 1.1%
Advisory Board Co. (The) *	3,333	155,984
Barrett Business Services, Inc.	3,741	204,333
CRA International, Inc.	6,151	217,315
Exponent, Inc.	1,823	108,560
Heidrick & Struggles International, Inc.	6,742	177,652
ICF International, Inc. *	3,076	127,039
Insperity, Inc.	8,474	751,220
Kelly Services, Inc., Class A	6,667	145,741
Kforce, Inc.	6,514	154,707
Mistras Group, Inc. *	11,599	247,987
Navigant Consulting, Inc. *	10,627	242,933
TriNet Group, Inc. *	14,101	407,519
WageWorks, Inc. *	12,496	903,461

		3,844,451

Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc. *	5,385	132,363
RE/MAX Holdings, Inc., Class A	5,481	325,845
RMR Group, Inc. (The), Class A	6,059	299,921

		758,129

Road & Rail - 0.4%
Knight Transportation, Inc.	3,265	102,358
Marten Transport Ltd.	7,355	172,475
Saia, Inc. *	12,610	558,623
Swift Transportation Co. *	28,060	576,352

		1,409,808

Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. *	19,613	1,344,667
Advanced Micro Devices, Inc. *	328,724	4,782,934
Alpha & Omega Semiconductor Ltd. *	19,516	335,480
Amkor Technology, Inc. *	100,644	1,166,464
Axcelis Technologies, Inc. *	13,172	247,634
Brooks Automation, Inc.	22,062	494,189
Cabot Microelectronics Corp.	5,876	450,160
CEVA, Inc. *	12,403	440,306
Cirrus Logic, Inc. *	26,820	1,627,706
Entegris, Inc. *	36,807	861,284
Exar Corp. *	6,672	86,803
FormFactor, Inc. *	28,368	336,161
Inphi Corp. *	21,064	1,028,344

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 6.8% (continued)
MACOM Technology Solutions Holdings, Inc. *	4,097	$197,885
MaxLinear, Inc., Class A *	37,348	1,047,611
Microsemi Corp. *	38,374	1,977,412
MKS Instruments, Inc.	16,379	1,126,056
Monolithic Power Systems, Inc.	14,543	1,339,410
Nanometrics, Inc. *	9,875	300,792
NeoPhotonics Corp. *	22,652	204,095
PDF Solutions, Inc. *	11,205	253,457
Photronics, Inc. *	17,287	184,971
Power Integrations, Inc.	9,694	637,380
Rudolph Technologies, Inc. *	14,942	334,701
Semtech Corp. *	24,266	820,191
Sigma Designs, Inc. *	22,053	137,831
Silicon Laboratories, Inc. *	9,460	695,783
Ultra Clean Holdings, Inc. *	25,780	434,909
Veeco Instruments, Inc. *	8,070	240,890
Xcerra Corp. *	21,804	193,838
XPERI Corp.	7,029	238,635

		23,567,979

Software - 3.8%
8x8, Inc. *	35,043	534,406
A10 Networks, Inc. *	17,104	156,502
Aspen Technology, Inc. *	19,337	1,139,336
Barracuda Networks, Inc. *	23,972	553,993
BroadSoft, Inc. *	6,300	253,260
Callidus Software, Inc. *	7,613	162,538
CommVault Systems, Inc. *	8,944	454,355
Digimarc Corp. *(a)	4,179	112,833
Ebix, Inc.	15,421	944,536
Ellie Mae, Inc. *	4,576	458,835
Fair Isaac Corp.	4,391	566,219
Gigamon, Inc. *	13,171	468,229
Mitek Systems, Inc. *	27,452	182,556
Monotype Imaging Holdings, Inc.	5,625	113,062
Paycom Software, Inc. *	16,952	974,910
Paylocity Holding Corp. *	3,207	123,886
Pegasystems, Inc.	20,583	902,565
Progress Software Corp.	3,731	108,386
Proofpoint, Inc. *	13,163	978,801
PROS Holdings, Inc. *	4,211	101,864
RealPage, Inc. *	25,543	891,451
RingCentral, Inc., Class A *	5,248	148,518
Take-Two Interactive Software, Inc. *	32,781	1,942,930
TiVo Corp.	17,189	322,294
Varonis Systems, Inc. *	7,938	252,428
Zendesk, Inc. *	4,957	138,994
Zix Corp. *	44,752	215,257

		13,202,944

Specialty Retail - 0.7%
Big 5 Sporting Goods Corp. (a)	11,260	170,026
Boot Barn Holdings, Inc. *	16,051	158,744
Children’s Place, Inc. (The)	6,148	738,067
Citi Trends, Inc.	7,878	133,926
Haverty Furniture Cos., Inc.	7,500	182,625
Party City Holdco, Inc. *	19,425	272,921
Pier 1 Imports, Inc.	23,698	169,678

INVESTMENTS	SHARES	VALUE
Specialty Retail - 0.7% (continued)
Shoe Carnival, Inc.	7,229	$177,617
Tailored Brands, Inc.	11,918	178,055
Tile Shop Holdings, Inc.	7,409	142,623
Tilly’s, Inc., Class A	20,376	183,792

		2,508,074

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. *(a)	41,604	622,396

Textiles, Apparel & Luxury Goods - 0.3%
Culp, Inc.	11,894	371,093
Movado Group, Inc.	5,631	140,493
Perry Ellis International, Inc. *	7,211	154,892
Unifi, Inc. *	5,876	166,820
Wolverine World Wide, Inc.	3,962	98,931

		932,229

Thrifts & Mortgage Finance - 2.9%
Beneficial Bancorp, Inc.	22,637	362,192
BofI Holding, Inc. *(a)	5,347	139,717
Capitol Federal Financial, Inc.	20,104	294,121
Dime Community Bancshares, Inc.	8,591	174,397
Essent Group Ltd. *	22,078	798,561
Federal Agricultural Mortgage Corp., Class C	4,759	273,976
First Defiance Financial Corp.	5,710	282,702
Flagstar Bancorp, Inc. *	18,064	509,224
HomeStreet, Inc. *	8,667	242,243
Kearny Financial Corp.	23,651	355,948
LendingTree, Inc. *	1,379	172,858
Meridian Bancorp, Inc.	29,164	533,701
Meta Financial Group, Inc.	5,656	500,556
MGIC Investment Corp. *	73,725	746,834
Nationstar Mortgage Holdings, Inc. *	30,411	479,277
NMI Holdings, Inc., Class A *	15,642	178,319
Northfield Bancorp, Inc.	9,328	168,091
Northwest Bancshares, Inc.	30,766	518,099
Oritani Financial Corp.	10,618	180,506
Provident Financial Services, Inc.	5,922	153,084
Radian Group, Inc.	52,557	943,924
Walker & Dunlop, Inc. *	5,866	244,554
Washington Federal, Inc.	22,905	758,155
Waterstone Financial, Inc.	33,935	619,314
WSFS Financial Corp.	10,598	486,978

		10,117,331

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	5,512	133,005
Applied Industrial Technologies, Inc.	6,185	382,542
Beacon Roofing Supply, Inc. *	2,056	101,073
DXP Enterprises, Inc. *	6,458	244,564
H&E Equipment Services, Inc.	8,078	198,072
Kaman Corp.	2,836	136,497
MRC Global, Inc. *	36,896	676,304
NOW, Inc. *	7,969	135,154
Rush Enterprises, Inc., Class A *	6,678	220,908
Univar, Inc. *	48,977	1,501,635
Veritiv Corp. *	2,936	152,085

		3,881,839

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Water Utilities - 0.3%
California Water Service Group	4,921	$176,418
Connecticut Water Service, Inc.	3,531	187,672
Middlesex Water Co.	8,786	324,643
SJW Group	6,372	307,258

		995,991

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *	19,566	254,162
Shenandoah Telecommunications Co.	7,042	197,528
Spok Holdings, Inc.	7,837	148,903

		600,593

TOTAL COMMON STOCKS (cost $269,045,985)		335,221,602

RIGHTS - 0.0% (c)	NO. OF RIGHTS
Biotechnology - 0.0% (c)
Durata Therapeutics, Inc., CVR (3)*(b)	9,900	2,782

Electronic Equipment, Instruments & Components - 0.0% (c)
Gerber Scientific, Inc., CVR (3)*(b)	4,000	—

TOTAL RIGHTS (cost $—)		2,782

WARRANT - 0.0% (c)	NO. OF WARRANTS
Diversified Consumer Services - 0.0% (c)
Education Management Corp., expiring 5/1/2022 (cost $—) (3)*(b)	6,600	—

SHORT-TERM INVESTMENT - 3.1%	SHARES
Investment Company - 3.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $10,792,457) (2)(d)	10,792,457	10,792,457

SECURITIES LENDING COLLATERAL - 4.5%

Investment Company - 4.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (cost $15,540,883) (2)(d)(e)	15,540,883	15,540,883

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.7% (cost $295,379,325)		361,557,724

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)% (f)		(16,159,684)

NET ASSETS - 100.0%		$345,398,040

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,702,606	8.3%
Consumer Staples	6,533,294	1.9
Energy	19,648,622	5.7
Financials	72,237,445	20.9
Health Care	46,406,891	13.4
Industrials	53,055,096	15.4
Information Technology	73,811,672	21.4
Materials	22,776,020	6.6
Real Estate	7,347,196	2.1
Telecommunication Services	1,719,216	0.5
Utilities	2,986,326	0.9
Short-Term Investment	10,792,457	3.1
Securities Lending Collateral	15,540,883	4.5

Total Investments In Securities At Value	361,557,724	104.7
Liabilities in Excess of Other Assets (f)	(16,159,684)	(4.7)

Net Assets	$345,398,040	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $14,914,491.
(b)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $2,782, which represents approximately 0.00% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
86	BARC	E-Mini Russell 2000 Futures	06/2017	$5,868,930	$5,952,920	$83,990

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$255,421	$255,421

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Australia - 6.2%
AGL Energy Ltd.	35,608	$717,255
Alumina Ltd.	187,658	256,756
Amcor Ltd.	51,193	588,842
Aristocrat Leisure Ltd.	67,187	922,244
ASX Ltd.	6,715	258,966
Aurizon Holdings Ltd.	34,758	139,377
AusNet Services	141,964	182,748
Australia & New Zealand Banking Group Ltd.	123,108	2,989,145
BHP Billiton plc	260,068	4,011,268
Caltex Australia Ltd.	6,130	138,119
Challenger Ltd.	34,434	330,032
CIMIC Group Ltd.	12,885	353,547
Cochlear Ltd.	4,247	438,725
CSL Ltd.	1,707	163,438
Dexus Property Group, REIT	44,703	333,645
Domino’s Pizza Enterprises Ltd.	3,490	154,938
Flight Centre Travel Group Ltd.	5,286	116,602
Fortescue Metals Group Ltd.	239,716	1,141,806
Goodman Group, REIT	54,968	324,992
GPT Group (The), REIT	39,907	157,060
Harvey Norman Holdings Ltd.	42,568	147,234
Incitec Pivot Ltd.	54,550	156,610
Insurance Australia Group Ltd.	33,454	154,579
Macquarie Group Ltd.	10,500	723,415
Medibank Pvt Ltd.	221,819	477,774
Mirvac Group, REIT	73,563	123,072
National Australia Bank Ltd.	96,742	2,463,280
Newcrest Mining Ltd.	25,158	428,830
Origin Energy Ltd. *	132,416	712,290
Qantas Airways Ltd.	57,558	171,053
QBE Insurance Group Ltd.	10,922	107,525
Ramsay Health Care Ltd.	6,027	321,735
REA Group Ltd.	3,516	159,444
Scentre Group, REIT	32,187	105,520
SEEK Ltd.	14,726	179,038
South32 Ltd.	513,611	1,082,775
Stockland, REIT	36,312	128,764
Suncorp Group Ltd.	11,430	115,346
Tabcorp Holdings Ltd.	62,963	228,484
Treasury Wine Estates Ltd.	109,832	1,026,010

		22,732,283

Austria - 0.6%
ANDRITZ AG	8,061	403,157
OMV AG	29,529	1,163,717
Raiffeisen Bank International AG *	22,295	502,792
voestalpine AG	5,354	210,564

		2,280,230

Belgium - 0.7%
Ageas	10,441	407,729
KBC Group NV	9,698	642,909
Solvay SA	5,383	656,781
Umicore SA	11,722	667,557

		2,374,976

INVESTMENTS	SHARES	VALUE
Canada - 13.4%
Agnico Eagle Mines Ltd. (1)	12,525	$531,384
ARC Resources Ltd. (1)	17,284	246,942
Bank of Montreal (1)	37,504	2,801,273
Bank of Nova Scotia (The) (1)	67,262	3,935,018
Barrick Gold Corp. (1)	58,129	1,104,138
Bombardier, Inc., Class B (1)*	296,291	454,513
CAE, Inc. (1)	10,652	162,762
Canadian Imperial Bank of Commerce (1)	19,039	1,641,690
Canadian National Railway Co. (1)	2,372	175,084
Canadian Natural Resources Ltd. (1)	63,558	2,080,923
Canadian Pacific Railway Ltd. (1)	773	113,551
Canadian Tire Corp. Ltd., Class A (1)	3,428	407,230
CCL Industries, Inc., Class B (1)	3,179	693,578
CGI Group, Inc., Class A (1)*	11,422	547,287
Constellation Software, Inc. (1)	305	149,880
Dollarama, Inc. (1)	8,606	713,214
Enbridge, Inc. (1)	39,286	1,645,767
Encana Corp., Class R (1)	89,248	1,045,594
Finning International, Inc. (1)	15,253	284,908
First Quantum Minerals Ltd. (1)	85,511	908,576
Industrial Alliance Insurance & Financial Services, Inc. (1)	8,511	368,830
Inter Pipeline Ltd. (1)	16,351	344,639
Keyera Corp. (1)	7,189	210,883
Kinross Gold Corp. (1)*	96,508	340,356
Magna International, Inc. (1)	5,357	231,183
Manulife Financial Corp. (1)	91,751	1,627,557
Methanex Corp. (1)	6,919	324,189
National Bank of Canada (1)	16,093	675,740
Onex Corp. (1)	4,743	340,429
Open Text Corp. (1)	18,092	614,925
Pembina Pipeline Corp. (1)	21,991	696,846
Peyto Exploration & Development Corp. (1)	6,626	136,272
PrairieSky Royalty Ltd. (1)	25,625	540,691
Restaurant Brands International, Inc. (1)	28,055	1,562,819
Royal Bank of Canada (1)	77,619	5,655,153
Saputo, Inc. (1)	20,854	719,623
Seven Generations Energy Ltd., Class A (1)*	45,560	832,506
Silver Wheaton Corp. (1)	25,634	534,134
SNC-Lavalin Group, Inc. (1)	11,159	437,851
Sun Life Financial, Inc. (1)	27,439	1,001,946
Suncor Energy, Inc. (1)	75,673	2,323,366
Teck Resources Ltd., Class B (1)	55,587	1,215,528
Toronto-Dominion Bank (The) (1)	94,153	4,715,969
Tourmaline Oil Corp. (1)*	18,882	420,988
TransCanada Corp. (1)	44,093	2,034,806
Turquoise Hill Resources Ltd. (1)*	52,331	159,765
Veresen, Inc. (1)	54,192	599,032
Vermilion Energy, Inc. (1)	11,167	418,768

		48,728,106

Chile - 0.0% (a)
Antofagasta plc	16,513	172,406

China - 0.4%
BOC Hong Kong Holdings Ltd.	356,000	1,455,087

Denmark - 1.1%
AP Moller - Maersk A/S, Class B	290	480,336
Danske Bank A/S	28,673	977,632

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Denmark - 1.1% (continued)
DSV A/S	12,376	$640,126
Genmab A/S *	5,487	1,055,862
ISS A/S	6,056	228,946
Pandora A/S	1,610	178,192
Tryg A/S	15,092	273,636
Vestas Wind Systems A/S	2,226	181,063

		4,015,793

Finland - 0.9%
Kone OYJ, Class B	6,991	307,103
Metso OYJ	8,370	253,287
Neste OYJ	18,325	716,560
Nokian Renkaat OYJ	8,678	362,199
Orion OYJ, Class B	6,824	355,970
Stora Enso OYJ, Class R	25,785	304,887
UPM-Kymmene OYJ	46,133	1,083,160

		3,383,166

France - 7.8%
Accor SA	3,636	151,236
Air Liquide SA	2,890	329,977
Airbus SE	15,373	1,172,372
AXA SA	23,258	600,889
BNP Paribas SA	58,630	3,901,479
Bouygues SA	5,122	208,183
Capgemini SA	10,168	938,564
Christian Dior SE	2,681	622,333
Cie Generale des Etablissements Michelin	4,645	564,450
CNP Assurances	10,550	214,539
Credit Agricole SA	94,428	1,276,352
Danone SA	2,756	187,477
Dassault Systemes SE	13,270	1,147,746
Edenred	7,656	180,699
Essilor International SA	5,156	625,996
Hermes International	1,920	908,899
Ingenico Group SA	1,511	142,512
JCDecaux SA	3,627	127,390
Kering	1,110	286,896
Legrand SA	2,988	179,870
L’Oreal SA	2,566	493,538
LVMH Moet Hennessy Louis Vuitton SE	6,875	1,511,073
Natixis SA	27,961	172,133
Orange SA	33,131	514,378
Pernod Ricard SA	4,394	519,462
Safran SA	6,111	456,088
Sanofi	1,944	175,728
Schneider Electric SE	10,401	764,149
SCOR SE	9,686	366,064
Societe BIC SA	1,113	138,664
Societe Generale SA	42,705	2,163,663
Sodexo SA	3,300	387,738
Thales SA	10,677	1,031,357
TOTAL SA	30,747	1,554,673
Valeo SA	12,850	854,804
Veolia Environnement SA	28,559	535,535
Vinci SA	27,859	2,212,245
Vivendi SA	30,525	592,144

		28,211,295

INVESTMENTS	SHARES	VALUE
Germany - 8.5%
adidas AG	14,744	$2,804,782
Allianz SE (Registered)	11,335	2,102,034
BASF SE	44,390	4,395,218
Brenntag AG	5,427	304,165
Continental AG	1,180	258,715
Covestro AG (b)	11,399	878,165
Deutsche Post AG (Registered)	43,460	1,487,355
Deutsche Wohnen AG	7,397	243,594
GEA Group AG	3,980	169,084
Hannover Rueck SE	8,927	1,028,673
HeidelbergCement AG	10,192	954,462
HOCHTIEF AG	3,214	531,139
Infineon Technologies AG	110,170	2,254,886
LANXESS AG	9,669	648,621
Merck KGaA	4,921	560,764
OSRAM Licht AG	3,010	188,761
SAP SE	45,827	4,495,995
Siemens AG (Registered)	42,014	5,754,751
Symrise AG	4,294	285,557
thyssenkrupp AG	44,432	1,088,483
Volkswagen AG	1,099	164,201
Vonovia SE	3,008	105,977
Zalando SE *(b)	8,711	352,075

		31,057,457

Hong Kong - 3.0%
AIA Group Ltd.	105,800	667,805
ASM Pacific Technology Ltd.	21,000	285,681
Bank of East Asia Ltd. (The)	38,600	159,701
CLP Holdings Ltd.	62,500	654,280
Galaxy Entertainment Group Ltd.	149,000	816,096
Hang Seng Bank Ltd.	22,600	458,474
Hong Kong & China Gas Co. Ltd.	70,681	141,412
Hysan Development Co. Ltd.	39,000	176,937
Link REIT	149,000	1,044,305
MTR Corp. Ltd.	79,500	446,664
New World Development Co. Ltd.	377,000	464,530
NWS Holdings Ltd.	109,000	199,005
PCCW Ltd.	302,000	178,157
Power Assets Holdings Ltd.	29,500	254,462
Sands China Ltd.	159,200	737,986
Sino Land Co. Ltd.	134,000	234,989
Sun Hung Kai Properties Ltd.	69,000	1,014,318
Techtronic Industries Co. Ltd.	70,500	285,404
WH Group Ltd. (b)	1,123,000	968,386
Wharf Holdings Ltd. (The)	79,000	678,929
Wheelock & Co. Ltd.	102,000	806,851
Yue Yuen Industrial Holdings Ltd.	44,000	172,905

		10,847,277

Italy - 0.9%
Atlantia SpA	12,192	314,506
Eni SpA	24,612	402,979
Ferrari NV	8,455	630,162
Leonardo SpA	15,760	223,485
Mediobanca SpA	40,564	365,737
Prysmian SpA	23,402	618,688
Snam SpA	145,398	628,401

		3,183,958

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 17.9%
Aisin Seiki Co. Ltd.	5,400	$265,962
Alps Electric Co. Ltd.	15,200	430,992
Amada Holdings Co. Ltd.	14,000	160,258
Asahi Glass Co. Ltd.	56,000	454,360
Asahi Kasei Corp.	73,000	709,299
Bandai Namco Holdings, Inc.	5,400	161,869
Brother Industries Ltd.	27,600	577,177
Chiba Bank Ltd. (The)	38,000	244,517
CYBERDYNE, Inc. *	10,500	150,886
Daicel Corp.	9,900	119,547
Dai-ichi Life Holdings, Inc.	76,200	1,363,934
Daikin Industries Ltd.	17,500	1,764,669
Daito Trust Construction Co. Ltd.	2,400	329,992
DeNA Co. Ltd.	21,900	445,841
FamilyMart UNY Holdings Co. Ltd.	5,700	340,102
Fuji Electric Co. Ltd.	48,000	285,846
Fujitsu Ltd.	111,000	681,360
Fukuoka Financial Group, Inc.	47,000	204,155
Hikari Tsushin, Inc.	3,600	351,509
Hisamitsu Pharmaceutical Co., Inc.	4,000	229,011
Hitachi Chemical Co. Ltd.	17,400	483,347
Hitachi Construction Machinery Co. Ltd.	17,600	440,392
Hitachi High-Technologies Corp.	9,200	375,817
Hitachi Ltd.	66,000	358,364
Hoshizaki Corp.	4,400	347,784
Idemitsu Kosan Co. Ltd.	20,800	724,033
IHI Corp. *	81,000	256,219
Iida Group Holdings Co. Ltd.	13,300	204,669
Inpex Corp.	15,100	148,901
Isuzu Motors Ltd.	17,100	226,477
ITOCHU Corp.	12,000	170,836
JFE Holdings, Inc.	18,500	318,194
Kajima Corp.	64,000	418,628
Kaneka Corp.	21,000	157,063
Kansai Paint Co. Ltd.	16,700	356,400
Keihan Holdings Co. Ltd.	17,000	104,140
Keikyu Corp.	14,000	154,011
Keyence Corp.	5,080	2,037,958
Koito Manufacturing Co. Ltd.	16,500	859,955
Komatsu Ltd.	59,100	1,548,023
Konami Holdings Corp.	14,800	628,622
Lion Corp.	17,000	306,375
M3, Inc.	10,700	266,671
Makita Corp.	10,800	378,775
McDonald’s Holdings Co. Japan Ltd.	4,500	131,417
Mebuki Financial Group, Inc.	37,900	151,449
Medipal Holdings Corp.	8,800	138,267
MINEBEA MITSUMI, Inc.	30,000	401,108
MISUMI Group, Inc.	10,000	181,543
Mitsubishi Chemical Holdings Corp.	47,900	371,892
Mitsubishi Corp.	73,600	1,595,102
Mitsubishi Electric Corp.	102,600	1,478,292
Mitsubishi Gas Chemical Co., Inc.	40,600	845,632
Mitsubishi UFJ Financial Group, Inc.	642,700	4,048,475
Mitsui & Co. Ltd.	55,100	800,164
Mitsui Chemicals, Inc.	53,000	262,576
Mitsui OSK Lines Ltd.	95,000	298,552
Mizuho Financial Group, Inc.	308,300	565,908

INVESTMENTS	SHARES	VALUE
Japan - 17.9% (continued)
Nabtesco Corp.	9,600	$255,458
NH Foods Ltd.	4,000	107,458
Nidec Corp.	10,700	1,021,899
Nikon Corp.	10,300	149,678
Nintendo Co. Ltd.	7,200	1,670,680
Nippon Paint Holdings Co. Ltd.	20,600	719,490
Nissan Chemical Industries Ltd.	7,800	227,542
Nitori Holdings Co. Ltd.	6,900	876,294
Nitto Denko Corp.	8,200	634,352
Nomura Holdings, Inc.	181,900	1,126,023
Nomura Real Estate Master Fund, Inc., REIT	178	276,844
NSK Ltd.	30,800	441,220
Obayashi Corp.	13,900	130,338
Obic Co. Ltd.	2,200	105,104
Omron Corp.	6,800	298,784
Otsuka Holdings Co. Ltd.	23,000	1,040,991
Park24 Co. Ltd.	6,400	168,155
Pola Orbis Holdings, Inc.	4,800	115,980
Recruit Holdings Co. Ltd.	14,500	741,611
Resona Holdings, Inc.	176,500	948,842
Rohm Co. Ltd.	3,900	259,642
Sega Sammy Holdings, Inc.	23,200	312,041
Seiko Epson Corp.	23,200	489,496
Sekisui Chemical Co. Ltd.	14,600	246,128
Sharp Corp. *	252,000	1,060,056
Shimadzu Corp.	12,000	190,977
Shimamura Co. Ltd.	1,000	132,565
Shin-Etsu Chemical Co. Ltd.	25,800	2,242,519
Shinsei Bank Ltd.	83,000	152,938
Shionogi & Co. Ltd.	4,700	243,308
SMC Corp.	1,000	296,465
SoftBank Group Corp.	42,200	2,992,619
Sohgo Security Services Co. Ltd.	2,900	108,627
Sony Corp.	62,600	2,112,653
Stanley Electric Co. Ltd.	3,800	108,639
Start Today Co. Ltd.	20,800	462,254
Sumitomo Corp.	16,600	223,948
Sumitomo Dainippon Pharma Co. Ltd.	17,100	282,960
Sumitomo Electric Industries Ltd.	7,500	124,675
Sumitomo Heavy Industries Ltd.	94,000	657,179
Sumitomo Metal Mining Co. Ltd.	26,000	371,829
Sumitomo Mitsui Financial Group, Inc.	44,600	1,623,385
Sundrug Co. Ltd.	4,400	148,037
Suzuki Motor Corp.	18,100	751,760
Sysmex Corp.	2,100	127,767
T&D Holdings, Inc.	48,100	697,192
Taiheiyo Cement Corp.	94,000	315,435
Taisei Corp.	23,000	168,202
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	154,705
Terumo Corp.	11,400	396,298
THK Co. Ltd.	6,800	171,540
Toho Co. Ltd.	5,500	145,983
Toho Gas Co. Ltd.	31,000	219,873
Tokio Marine Holdings, Inc.	9,900	418,417
Tokyo Electron Ltd.	12,700	1,390,351
Toppan Printing Co. Ltd.	14,000	143,096
Toray Industries, Inc.	15,000	133,501
TOTO Ltd.	6,800	257,239

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 17.9% (continued)
Toyota Tsusho Corp.	3,500	$106,234
Tsuruha Holdings, Inc.	1,400	129,850
USS Co. Ltd.	6,400	107,190
Yamada Denki Co. Ltd.	24,800	123,978
Yamaha Corp.	21,900	605,860
Yamaha Motor Co. Ltd.	13,000	312,998
Yaskawa Electric Corp.	15,700	316,172
Yokogawa Electric Corp.	17,100	269,681
Yokohama Rubber Co. Ltd. (The)	5,300	103,874

		65,280,196

Luxembourg - 0.8%
ArcelorMittal *	265,622	2,222,214
Tenaris SA	48,226	833,942

		3,056,156

Macau - 0.2%
MGM China Holdings Ltd.	147,200	306,951
Wynn Macau Ltd.	155,200	316,100

		623,051

Mexico - 0.2%
Fresnillo plc	39,935	778,108

Netherlands - 5.8%
ABN AMRO Group NV, CVA (b)	7,370	178,712
Altice NV, Class A *	37,854	856,210
ASML Holding NV	20,838	2,765,055
EXOR NV	6,761	349,597
ING Groep NV	234,881	3,547,706
Koninklijke DSM NV	11,800	798,025
Koninklijke Philips NV	43,029	1,382,275
NN Group NV	4,467	145,075
Randstad Holding NV	1,916	110,454
Royal Dutch Shell plc, Class B	382,529	10,515,501
Wolters Kluwer NV	13,528	561,444

		21,210,054

Norway - 1.0%
DNB ASA	81,209	1,289,483
Golar LNG Ltd. (3)(c)	2,009	39,777
Marine Harvest ASA *	13,807	210,617
Norsk Hydro ASA	163,934	955,363
Statoil ASA	74,364	1,278,210

		3,773,450

Portugal - 0.4%
Galp Energia SGPS SA	47,820	725,304
Jeronimo Martins SGPS SA	32,588	582,324

		1,307,628

Singapore - 0.4%
Ascendas REIT	142,500	256,610
CapitaLand Commercial Trust, REIT	140,800	155,463
CapitaLand Mall Trust, REIT	113,500	159,801
ComfortDelGro Corp. Ltd.	125,500	229,722
DBS Group Holdings Ltd.	16,300	225,786
Jardine Cycle & Carriage Ltd.	6,800	212,989
Singapore Telecommunications Ltd.	68,400	191,680

		1,432,051

INVESTMENTS	SHARES	VALUE
South Africa - 0.1%
Mondi plc	10,030	$242,338

Spain - 2.8%
Aena SA (b)	5,178	818,431
Amadeus IT Group SA, Class A	11,521	583,753
Banco Santander SA	929,260	5,688,291
CaixaBank SA	176,829	760,274
Mapfre SA	86,546	296,429
Repsol SA	127,269	1,971,766

		10,118,944

Sweden - 3.9%
Assa Abloy AB, Class B	13,225	271,876
Atlas Copco AB, Class A	48,788	1,719,732
Boliden AB	47,803	1,422,873
Hexagon AB, Class B	8,094	324,851
Husqvarna AB, Class B	30,160	264,434
Investor AB, Class B	18,091	760,671
Lundin Petroleum AB *	42,679	866,222
Nordea Bank AB	177,957	2,030,283
Sandvik AB	81,228	1,213,298
Securitas AB, Class B	24,928	389,156
Skandinaviska Enskilda Banken AB, Class A	85,880	954,309
Skanska AB, Class B	10,264	241,567
Svenska Handelsbanken AB, Class A	68,973	945,210
Swedbank AB, Class A	67,168	1,554,163
Volvo AB, Class B	85,426	1,260,204

		14,218,849

Switzerland - 4.6%
ABB Ltd. (Registered)	120,651	2,823,897
Cie Financiere Richemont SA (Registered)	3,023	239,005
Coca-Cola HBC AG *	15,239	393,412
EMS-Chemie Holding AG (Registered)	901	524,732
Geberit AG (Registered)	1,637	705,401
Glencore plc *	723,610	2,839,120
LafargeHolcim Ltd. (Registered) *	26,600	1,569,384
Lonza Group AG (Registered) *	3,593	679,153
Partners Group Holding AG	2,527	1,358,043
Schindler Holding AG	2,060	398,479
Sika AG	191	1,145,563
STMicroelectronics NV	75,961	1,168,859
Swiss Re AG	4,478	402,197
Wolseley plc	7,753	488,141
Zurich Insurance Group AG	7,887	2,104,730

		16,840,116

United Kingdom - 14.8%
3i Group plc	56,789	533,195
Admiral Group plc	13,052	325,216
Anglo American plc *	96,198	1,469,809
Ashtead Group plc	29,553	611,726
Associated British Foods plc	3,319	108,417
AstraZeneca plc	11,799	725,486
Auto Trader Group plc (b)	55,734	273,535
Aviva plc	36,331	242,439
BAE Systems plc	189,769	1,527,298
Barclays plc	381,169	1,075,957
BP plc	836,306	4,813,875
British American Tobacco plc	106,684	7,078,062

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 14.8% (continued)
BT Group plc	46,471	$185,564
Bunzl plc	15,969	464,147
CNH Industrial NV	67,140	646,228
Compass Group plc	111,402	2,103,293
Croda International plc	4,629	206,761
DCC plc	1,961	172,632
Diageo plc	52,146	1,493,211
Direct Line Insurance Group plc	141,918	617,462
easyJet plc	16,101	207,007
Experian plc	48,579	991,072
Fiat Chrysler Automobiles NV	117,836	1,287,397
GlaxoSmithKline plc	135,968	2,827,174
Hargreaves Lansdown plc	25,853	421,124
HSBC Holdings plc	929,409	7,581,049
Imperial Brands plc	6,839	331,443
Inmarsat plc	21,388	227,862
InterContinental Hotels Group plc	4,523	221,532
Intertek Group plc	14,454	711,466
ITV plc	218,085	598,680
Kingfisher plc	42,770	174,997
Legal & General Group plc	133,260	412,632
Merlin Entertainments plc (b)	36,725	220,756
National Grid plc	65,831	835,217
Old Mutual plc	78,992	198,797
Petrofac Ltd.	69,604	804,019
Provident Financial plc	3,835	144,096
Prudential plc	17,238	364,123
Randgold Resources Ltd.	3,903	341,045
Reckitt Benckiser Group plc	14,406	1,315,148
Rio Tinto plc	59,677	2,403,054
Rolls-Royce Holdings plc *	13,134	124,078
Royal Mail plc	41,943	223,390
Sage Group plc (The)	75,004	592,490
Schroders plc	3,675	139,473
Severn Trent plc	5,220	155,708
Smith & Nephew plc	18,671	284,281
St James’s Place plc	20,354	270,931
Standard Chartered plc *	173,064	1,655,344
TechnipFMC plc *	8,256	269,421
Vodafone Group plc	374,341	975,527
Weir Group plc (The)	16,675	401,120
Whitbread plc	7,536	373,933
WPP plc	43,221	947,364

		53,707,063

United States - 0.3%
QIAGEN NV *	9,157	265,819
Thomson Reuters Corp. (1)	16,790	726,092

		991,911

TOTAL COMMON STOCKS (cost $316,169,769)		352,021,949

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 3.2%

Investment Company - 3.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $11,496,839) (d)	11,496,839	$11,496,839

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (cost $327,666,608)		363,518,788

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (e)		406,437

NET ASSETS - 100.0%		$363,925,225

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$34,883,051	9.6%
Consumer Staples	16,574,932	4.6
Energy	41,885,733	11.5
Financials	96,965,119	26.5
Health Care	11,510,994	3.2
Industrials	56,371,089	15.5
Information Technology	26,813,035	7.4
Materials	50,341,383	13.8
Real Estate	7,122,193	2.0
Telecommunication Services	5,857,931	1.6
Utilities	3,696,489	1.0
Short-Term Investment	11,496,839	3.2

Total Investments In Securities At Value	363,518,788	99.9
Other Assets in Excess of Liabilities (e)	406,437	0.1

Net Assets	$363,925,225	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $3,690,060, which represents approximately 1.01% of net assets of the fund.
(c)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $39,777, which represents approximately 0.01% of net assets of the fund.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SGPS - Sociedade Gestora de Participacões Sociais

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
91	BARC	E-Mini MSCI EAFE Index Futures	06/2017	$7,994,656	$8,108,100	$113,444

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$155,076	$155,076

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.2%

Brazil - 13.2%
AES Tiete SA (1)	1,800	$7,871
Banco Bradesco SA, ADR (1)*	16,281	166,717
Banco do Brasil SA (1)*	5,900	63,531
Banco Santander Brasil SA, ADR (1)(a)	3,687	32,519
BB Seguridade Participacoes SA (1)	3,100	29,033
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)*	9,800	60,385
BR Malls Participacoes SA (1)*	2,800	12,924
Braskem SA (Preference), Class A (1)	2,600	26,469
CCR SA (1)	6,100	35,171
Centrais Eletricas Brasileiras SA (1)*	4,500	24,738
Cia Brasileira de Distribuicao, ADR (1)	773	14,842
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	1,948	20,279
Cia Energetica de Minas Gerais, ADR (1)	7,346	24,168
Cia Paranaense de Energia, ADR (1)*	1,126	11,609
Cia Siderurgica Nacional SA (1)*	7,100	20,774
Cosan SA Industria e Comercio (1)	2,300	28,469
Duratex SA (1)	4,600	13,548
EDP - Energias do Brasil SA (1)	3,300	14,652
Equatorial Energia SA (1)*	2,300	43,199
Gerdau SA (Preference) (1)	10,300	35,862
Hypermarcas SA (1)	1,800	16,674
Itau Unibanco Holding SA, ADR (1)	15,479	186,832
Itausa - Investimentos Itau SA (Preference) (1)	25,100	76,568
JBS SA (1)	3,000	9,832
Kroton Educacional SA (1)	6,400	27,128
Localiza Rent a Car SA (1)*	2,100	28,106
Lojas Renner SA (1)	2,600	23,088
Lojas Americanas SA (Preference) (1)*	1,540	8,038
M Dias Branco SA (1)*	600	24,444
Multiplan Empreendimentos Imobiliarios SA (1)*	1,100	23,454
Petroleo Brasileiro SA (Preference) (1)*	29,500	137,295
Qualicorp SA (1)	3,400	21,569
Raia Drogasil SA (1)*	2,500	47,092
Sul America SA (1)	2,197	11,720
Telefonica Brasil SA, ADR (1)*	1,949	28,943
TIM Participacoes SA, ADR (1)	1,102	17,610
Ultrapar Participacoes SA (1)	300	6,852
Vale SA (Preference) (1)*	16,000	144,739

		1,526,744

Chile - 1.9%
Banco de Chile, ADR (1)	261	18,834
Banco Santander Chile, ADR (1)	1,968	49,358
Cencosud SA (1)	6,142	18,874
Cia Cervecerias Unidas SA, ADR (1)	238	6,014
Embotelladora Andina SA (Preference), Class B (1)	1,425	5,552
Enel Americas SA, ADR (1)	2,266	23,544
Latam Airlines Group SA, ADR (1)*	3,257	41,266
SACI Falabella (1)	852	7,166
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,319	45,334

		215,942

INVESTMENTS	SHARES	VALUE
China - 39.5%
AAC Technologies Holdings, Inc.	7,000	$81,963
Agricultural Bank of China Ltd., Class H	156,000	71,944
Aluminum Corp. of China Ltd., Class H *	86,000	42,088
Anhui Conch Cement Co. Ltd., Class H	13,000	44,214
ANTA Sports Products Ltd.	9,000	24,900
AviChina Industry & Technology Co. Ltd., Class H	5,000	3,469
Bank of China Ltd., Class H	181,000	90,008
Bank of Communications Co. Ltd., Class H	176,000	137,001
Beijing Capital International Airport Co. Ltd., Class H	6,000	7,182
Beijing Enterprises Water Group Ltd.	42,000	31,134
Brilliance China Automotive Holdings Ltd.	32,000	53,532
BYD Co. Ltd., Class H	4,000	22,181
China Cinda Asset Management Co. Ltd., Class H	31,000	12,057
China CITIC Bank Corp. Ltd., Class H	7,000	4,644
China Coal Energy Co. Ltd., Class H	60,000	30,281
China Communications Construction Co. Ltd., Class H	33,000	46,581
China Communications Services Corp. Ltd., Class H	32,000	20,957
China Construction Bank Corp., Class H	661,000	532,573
China Everbright International Ltd.	6,000	8,080
China Evergrande Group (a)	9,000	8,345
China Galaxy Securities Co. Ltd., Class H	29,000	26,779
China Jinmao Holdings Group Ltd.	12,000	3,850
China Life Insurance Co. Ltd., Class H	45,000	137,679
China Longyuan Power Group Corp. Ltd., Class H	10,000	7,778
China Medical System Holdings Ltd.	14,000	24,837
China Mengniu Dairy Co. Ltd.	21,000	43,546
China Merchants Bank Co. Ltd., Class H	61,000	161,429
China Minsheng Banking Corp. Ltd., Class H	150,000	160,345
China National Building Material Co. Ltd.	12,000	7,729
China Oilfield Services Ltd.	4,000	3,842
China Overseas Land & Investment Ltd.	2,000	5,716
China Petroleum & Chemical Corp., Class H	258,000	210,003
China Railway Construction Corp. Ltd., Class H	36,000	51,086
China Railway Group Ltd., Class H	61,000	54,620
China Resources Beer Holdings Co. Ltd.	16,000	36,424
China Resources Gas Group Ltd.	6,000	21,250
China Resources Land Ltd.	4,000	10,819
China Shenhua Energy Co. Ltd., Class H	43,000	100,050
China Vanke Co. Ltd., Class H	18,300	49,493
Chongqing Rural Commercial Bank Co. Ltd., Class H	18,000	12,161
CITIC Securities Co. Ltd., Class H	4,000	8,241
CNOOC Ltd.	55,000	65,743
Country Garden Holdings Co. Ltd.	76,000	68,344
CSPC Pharmaceutical Group Ltd.	22,000	28,823
Dongfeng Motor Group Co. Ltd., Class H	4,000	4,496
Far East Horizon Ltd.	8,000	7,516
Fuyao Glass Industry Group Co. Ltd., Class H (b)	8,400	29,154
Geely Automobile Holdings Ltd.	60,000	91,953
GF Securities Co. Ltd., Class H	4,400	9,224
Great Wall Motor Co. Ltd., Class H	18,000	20,515

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 39.5% (continued)
Guangdong Investment Ltd.	12,000	$17,111
Guangzhou Automobile Group Co. Ltd., Class H	24,000	38,439
Guangzhou R&F Properties Co. Ltd., Class H	18,400	28,746
Haitian International Holdings Ltd.	7,000	16,296
Haitong Securities Co. Ltd., Class H	42,400	71,726
Hanergy Thin Film Power Group Ltd. (3)*(c)	86,000	—
Huaneng Renewables Corp. Ltd., Class H	36,000	12,468
Huatai Securities Co. Ltd., Class H (b)	4,000	7,789
Industrial & Commercial Bank of China Ltd., Class H	442,000	289,222
Jiangsu Expressway Co. Ltd., Class H	6,000	8,619
Jiangxi Copper Co. Ltd., Class H	17,000	26,491
Longfor Properties Co. Ltd.	4,500	7,408
New China Life Insurance Co. Ltd., Class H	9,800	46,731
Ping An Insurance Group Co. of China Ltd., Class H	24,500	137,309
Semiconductor Manufacturing International Corp. *	27,500	34,089
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	25,761
Shanghai Industrial Holdings Ltd.	7,000	20,596
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,600	22,529
Shenzhou International Group Holdings Ltd.	5,000	31,556
Sinopec Engineering Group Co. Ltd., Class H	7,500	7,700
Sinopec Shanghai Petrochemical Co. Ltd., Class H	52,000	28,860
Sinopharm Group Co. Ltd., Class H	4,400	20,427
SOHO China Ltd. *	42,500	22,749
Sunac China Holdings Ltd. (a)	15,000	19,470
Sunny Optical Technology Group Co. Ltd.	6,000	43,910
Tencent Holdings Ltd.	25,100	723,119
TravelSky Technology Ltd., Class H	15,000	35,443
Weichai Power Co. Ltd., Class H	20,000	35,329
Yanzhou Coal Mining Co. Ltd., Class H	26,000	20,223
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	5,320
Zijin Mining Group Co. Ltd., Class H	30,000	11,134

		4,553,149

Hong Kong - 1.0%
China Gas Holdings Ltd.	4,000	6,445
Fullshare Holdings Ltd. (a)	95,000	42,079
Haier Electronics Group Co. Ltd.	2,000	4,584
Nine Dragons Paper Holdings Ltd.	28,000	30,123
Sino Biopharmaceutical Ltd.	6,000	4,941
Sun Art Retail Group Ltd.	23,000	21,563

		109,735

Hungary - 0.7%
MOL Hungarian Oil & Gas plc	350	23,965
OTP Bank plc	1,704	47,609
Richter Gedeon Nyrt	491	11,151

		82,725

India - 1.7%
Axis Bank Ltd., GDR	530	20,124
ICICI Bank Ltd., ADR (1)	3,365	28,939

INVESTMENTS	SHARES	VALUE
India - 1.7% (continued)
Larsen & Toubro Ltd., GDR	800	$19,325
Reliance Industries Ltd., GDR (b)	221	8,876
State Bank of India, GDR	1,211	54,146
Tata Motors Ltd., ADR (1)	1,811	64,562

		195,972

Indonesia - 1.8%
Adaro Energy Tbk. PT	218,400	28,687
Astra International Tbk. PT	34,100	22,071
Bank Central Asia Tbk. PT	3,700	4,594
Bank Mandiri Persero Tbk. PT	3,900	3,425
Bank Negara Indonesia Persero Tbk. PT	11,900	5,786
Bank Rakyat Indonesia Persero Tbk. PT	20,000	19,474
Indofood CBP Sukses Makmur Tbk. PT	14,800	9,052
Indofood Sukses Makmur Tbk. PT	17,800	10,689
Pakuwon Jati Tbk. PT	197,200	9,098
Telekomunikasi Indonesia Persero Tbk. PT	195,000	60,615
Unilever Indonesia Tbk. PT	2,100	6,828
United Tractors Tbk. PT	12,800	25,479
Waskita Karya Persero Tbk. PT	19,100	3,396

		209,194

Malaysia - 0.5%
AirAsia Bhd.	31,500	22,348
Felda Global Ventures Holdings Bhd.	10,000	4,722
Genting Malaysia Bhd.	9,100	11,205
HAP Seng Consolidated Bhd.	11,300	22,945

		61,220

Mexico - 2.3%
Cemex SAB de CV, ADR (1)*	8,074	73,231
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	2,100	20,428
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	110	19,056
Grupo Bimbo SAB de CV, Series A (1)	2,100	5,226
Grupo Financiero Banorte SAB de CV, Class O (1)	4,700	27,027
Grupo Mexico SAB de CV, Series B (1)	25,100	75,452
Industrias Penoles SAB de CV (1)	1,180	30,442
Mexichem SAB de CV (1)	5,100	13,901

		264,763

Peru - 1.9%
Cia de Minas Buenaventura SAA, ADR (1)	1,450	17,458
Credicorp Ltd. (1)	374	61,074
Southern Copper Corp. (1)	3,857	138,428

		216,960

Poland - 1.8%
Bank Zachodni WBK SA	172	14,841
CCC SA	445	26,686
Grupa Lotos SA *	1,632	22,503
Jastrzebska Spolka Weglowa SA *	1,386	21,934
KGHM Polska Miedz SA	1,342	39,155
Polski Koncern Naftowy ORLEN SA	1,477	37,253
Polskie Gornictwo Naftowe i Gazownictwo SA	3,127	4,666
Powszechna Kasa Oszczednosci Bank Polski SA *	2,177	17,596

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Poland - 1.8% (continued)
Synthos SA	11,624	$15,378

		200,012

Russia - 1.7%
Magnit PJSC, GDR	402	15,320
MMC Norilsk Nickel PJSC, ADR	763	11,977
Mobile TeleSystems PJSC, ADR (1)	3,374	37,215
PhosAgro PJSC, GDR	1,031	14,978
Severstal PJSC, GDR	5,029	72,384
Sistema PJSC FC, GDR	1,677	15,008
Tatneft PJSC, ADR (1)	220	8,248
Tatneft PJSC, ADR (LSE)	534	19,662

		194,792

South Africa - 3.2%
Anglo American Platinum Ltd. *	144	3,281
AngloGold Ashanti Ltd., ADR (1)	325	3,500
Barclays Africa Group Ltd.	1,804	18,761
Bidvest Group Ltd. (The)	2,733	31,326
Capitec Bank Holdings Ltd.	452	25,660
Exxaro Resources Ltd.	2,257	19,824
Foschini Group Ltd. (The)	436	5,018
Gold Fields Ltd., ADR (1)	1,154	4,074
Hyprop Investments Ltd., REIT	481	4,393
Impala Platinum Holdings Ltd. *	3,312	11,172
Imperial Holdings Ltd.	960	11,764
Naspers Ltd., Class N	56	9,649
Nedbank Group Ltd.	1,765	31,714
Pick n Pay Stores Ltd.	712	3,531
PSG Group Ltd.	210	3,860
Sappi Ltd.	4,065	27,537
Shoprite Holdings Ltd.	1,142	16,517
Sibanye Gold Ltd.	1,517	3,275
Standard Bank Group Ltd.	6,284	67,387
Steinhoff International Holdings NV	1,552	7,424
Telkom SA SOC Ltd.	3,589	20,083
Tiger Brands Ltd.	779	23,241
Tsogo Sun Holdings Ltd.	5,151	10,583

		363,574

South Korea - 12.8%
Amorepacific Corp.	16	4,016
Celltrion, Inc. *	630	50,752
CJ Corp.	22	3,423
CJ E&M Corp.	62	4,712
Coway Co. Ltd.	47	4,046
Daelim Industrial Co. Ltd.	60	4,342
Dongbu Insurance Co. Ltd.	98	5,610
Doosan Heavy Industries & Construction Co. Ltd.	567	12,148
GS Engineering & Construction Corp. *	141	3,871
GS Holdings Corp.	197	10,417
Hana Financial Group, Inc.	1,237	40,819
Hankook Tire Co. Ltd.	125	6,096
Hanwha Chemical Corp.	459	10,843
Hanwha Techwin Co. Ltd. *	202	8,505
Hyosung Corp.	150	18,177
Hyundai Development Co.-Engineering & Construction	177	6,439

INVESTMENTS	SHARES	VALUE
South Korea - 12.8% (continued)
Hyundai Engineering & Construction Co. Ltd.	158	$7,000
Hyundai Heavy Industries Co. Ltd. *	277	40,857
Hyundai Marine & Fire Insurance Co. Ltd.	303	9,484
Hyundai Mobis Co. Ltd.	18	3,872
Hyundai Steel Co.	96	5,027
KB Financial Group, Inc.	1,369	59,999
Korea Aerospace Industries Ltd.	162	8,348
Korea Electric Power Corp.	88	3,663
Korea Gas Corp. *	139	5,594
Kumho Petrochemical Co. Ltd.	173	12,191
LG Display Co. Ltd.	661	17,900
LG Electronics, Inc.	92	5,589
LG Innotek Co. Ltd.	31	3,786
LG Uplus Corp.	559	7,154
Lotte Chemical Corp.	68	22,533
NAVER Corp.	86	65,761
NCSoft Corp.	18	4,909
POSCO	322	83,632
Posco Daewoo Corp.	166	3,541
Samsung Card Co. Ltd.	169	5,928
Samsung Electro-Mechanics Co. Ltd.	96	5,969
Samsung Electronics Co. Ltd.	391	719,602
Samsung Life Insurance Co. Ltd.	38	3,686
Samsung SDI Co. Ltd.	34	4,197
Shinhan Financial Group Co. Ltd.	264	11,000
SK Holdings Co. Ltd.	39	8,494
SK Hynix, Inc.	2,190	98,916
SK Innovation Co. Ltd.	135	20,116
S-Oil Corp.	144	12,948
Woori Bank	1,538	17,867

		1,473,779

Taiwan - 8.6%
Acer, Inc. *	12,000	5,695
Advantech Co. Ltd.	1,198	10,029
AU Optronics Corp.	46,000	17,919
Cathay Financial Holding Co. Ltd.	31,600	50,721
Chailease Holding Co. Ltd.	3,960	9,253
Chang Hwa Commercial Bank Ltd.	31,235	19,036
China Life Insurance Co. Ltd.	31,512	31,162
China Steel Corp.	34,000	28,350
Chunghwa Telecom Co. Ltd.	9,000	30,563
CTBC Financial Holding Co. Ltd.	15,832	9,782
Delta Electronics, Inc.	1,000	5,356
E.Sun Financial Holding Co. Ltd.	15,448	9,391
Eclat Textile Co. Ltd.	1,040	10,424
First Financial Holding Co. Ltd.	26,198	15,973
Formosa Chemicals & Fibre Corp.	14,000	43,554
Formosa Petrochemical Corp.	10,000	34,930
Formosa Plastics Corp.	17,000	50,694
Foxconn Technology Co. Ltd.	3,000	9,147
Fubon Financial Holding Co. Ltd.	25,000	40,776
Highwealth Construction Corp.	6,800	11,955
Hon Hai Precision Industry Co. Ltd.	5,441	16,318
HTC Corp. *	2,000	5,108
Innolux Corp.	13,000	5,379
Inventec Corp.	13,000	9,747
Lite-On Technology Corp.	11,034	19,019
Micro-Star International Co. Ltd.	7,000	16,290

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 8.6% (continued)
Nien Made Enterprise Co. Ltd.	1,000	$9,327
Pegatron Corp.	6,000	17,762
Pou Chen Corp.	7,000	9,688
Powertech Technology, Inc.	8,000	23,280
President Chain Store Corp.	1,000	8,238
Quanta Computer, Inc.	5,000	10,166
Realtek Semiconductor Corp.	4,000	14,302
Shin Kong Financial Holding Co. Ltd.	22,000	6,416
Standard Foods Corp.	4,440	11,034
Taishin Financial Holding Co. Ltd.	22,897	9,544
Taiwan Mobile Co. Ltd.	5,000	18,369
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	8,757	287,580
Teco Electric and Machinery Co. Ltd.	4,000	4,067
Uni-President Enterprises Corp.	7,000	13,123
Vanguard International Semiconductor Corp.	2,000	3,809
Wistron Corp.	24,000	21,991
WPG Holdings Ltd.	6,000	7,534

		992,801

Thailand - 4.3%
Airports of Thailand PCL, NVDR	25,200	28,786
Bangkok Expressway & Metro PCL, NVDR	131,400	29,065
Banpu PCL, NVDR	35,300	20,351
Berli Jucker PCL, NVDR	4,800	6,497
Bumrungrad Hospital PCL, NVDR	900	4,793
Central Pattana PCL, NVDR	16,500	27,253
Charoen Pokphand Foods PCL, NVDR	29,300	23,664
CP ALL PCL, NVDR	31,200	53,555
Electricity Generating PCL, NVDR	600	3,736
Home Product Center PCL, NVDR	49,900	14,011
Indorama Ventures PCL, NVDR	24,000	24,619
IRPC PCL, NVDR	162,600	24,371
Kasikornbank PCL, NVDR	4,000	22,012
KCE Electronics PCL, NVDR	3,400	10,341
Krung Thai Bank PCL, NVDR	6,100	3,622
Minor International PCL, NVDR	3,660	3,915
PTT Exploration & Production PCL, NVDR	8,200	22,195
PTT Global Chemical PCL, NVDR	7,500	15,986
PTT PCL, NVDR	6,600	74,329
Robinson Department Store PCL, NVDR	6,500	12,101
Siam Cement PCL (The), NVDR	1,650	25,931
Siam Commercial Bank PCL (The), NVDR	5,700	27,040
Thai Oil PCL, NVDR	6,500	14,283
Thai Union Group PCL, NVDR	5,600	3,488

		495,944

Turkey - 0.3%
Arcelik A/S	897	5,596
Eregli Demir ve Celik Fabrikalari TAS	12,666	20,569
Tofas Turk Otomobil Fabrikasi A/S	713	5,342

		31,507

TOTAL COMMON STOCKS (cost $9,442,075)		11,188,813

EXCHANGE TRADED FUND - 1.4%

United States - 1.4%
iShares MSCI Emerging Markets Fund
(cost $146,988) (1)(a)	4,298	169,298

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 1.8%

Investment Company - 1.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $210,608) (d)(e)	210,608	$210,608

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (cost $9,799,671)		11,568,719

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(51,512)

NET ASSETS - 100.0%		$11,517,207

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$650,415	5.6%
Consumer Staples	440,427	3.8
Energy	1,035,859	9.0
Exchange Traded Fund	169,298	1.4
Financials	3,481,010	30.4
Health Care	232,256	2.0
Industrials	683,630	5.9
Information Technology	2,356,336	20.5
Materials	1,417,027	12.3
Real Estate	356,096	3.1
Telecommunication Services	256,517	2.2
Utilities	279,240	2.4
Securities Lending Collateral	210,608	1.8

Total Investments In Securities At Value	11,568,719	100.4
Liabilities in Excess of Other Assets	(51,512)	(0.4)

Net Assets	$11,517,207	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $202,682.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $45,819, which represents approximately 0.40% of net assets of the fund.
(c)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.8%

Aerospace & Defense - 3.5%
BWX Technologies, Inc.	1,788	$85,109
General Dynamics Corp.	5,500	1,029,600
Huntington Ingalls Industries, Inc.	1,500	300,360
Lockheed Martin Corp.	6,291	1,683,471
Northrop Grumman Corp.	5,646	1,342,845
Raytheon Co.	6,276	957,090
Textron, Inc.	2,100	99,939

		5,498,414

Air Freight & Logistics - 0.7%
FedEx Corp.	2,746	535,882
United Parcel Service, Inc., Class B	4,507	483,601

		1,019,483

Airlines - 1.0%
Alaska Air Group, Inc.	2,312	213,213
Delta Air Lines, Inc.	7,213	331,509
JetBlue Airways Corp. *	8,441	173,969
Southwest Airlines Co.	9,757	524,536
Spirit Airlines, Inc. *	1,036	54,981
United Continental Holdings, Inc. *	2,546	179,849

		1,478,057

Auto Components - 0.1%
Delphi Automotive plc	862	69,382
Goodyear Tire & Rubber Co. (The)	3,168	114,048

		183,430

Automobiles - 0.1%
Thor Industries, Inc.	1,861	178,898

Banks - 9.6%
Bank of America Corp.	170,830	4,029,880
Citigroup, Inc.	16,546	989,782
Citizens Financial Group, Inc.	46,858	1,618,944
Comerica, Inc.	9,741	668,038
Cullen/Frost Bankers, Inc.	673	59,877
Fifth Third Bancorp	5,100	129,540
First Republic Bank	4,040	378,992
Huntington Bancshares, Inc.	36,908	494,198
JPMorgan Chase & Co.	17,463	1,533,950
KeyCorp	40,665	723,024
Popular, Inc.	3,962	161,372
Regions Financial Corp.	125,883	1,829,080
Signature Bank *	1,700	252,263
SVB Financial Group *	1,389	258,479
TCF Financial Corp.	35,523	604,601
Western Alliance Bancorp *	1,975	96,953
Zions Bancorp	28,133	1,181,586

		15,010,559

Beverages - 1.4%
Constellation Brands, Inc., Class A	4,163	674,698
Dr Pepper Snapple Group, Inc.	5,100	499,392
Molson Coors Brewing Co., Class B	1,513	144,809
Monster Beverage Corp. *	6,384	294,749
PepsiCo, Inc.	5,129	573,730

		2,187,378

INVESTMENTS	SHARES	VALUE
Biotechnology - 0.9%
AbbVie, Inc.	2,036	$132,666
ACADIA Pharmaceuticals, Inc. *	5,721	196,688
Alexion Pharmaceuticals, Inc. *	458	55,528
Amgen, Inc.	901	147,827
BioMarin Pharmaceutical, Inc. *	864	75,842
Incyte Corp. *	2,919	390,183
Regeneron Pharmaceuticals, Inc. *	635	246,069
Seattle Genetics, Inc. *	1,413	88,821
United Therapeutics Corp. *	512	69,314

		1,402,938

Building Products - 0.6%
AO Smith Corp.	5,764	294,886
Fortune Brands Home & Security, Inc.	3,768	229,283
Lennox International, Inc.	462	77,293
Masco Corp.	4,334	147,313
USG Corp. *	3,769	119,854

		868,629

Capital Markets - 3.4%
BlackRock, Inc.	365	139,981
CBOE Holdings, Inc.	1,623	131,577
Charles Schwab Corp. (The)	6,892	281,263
CME Group, Inc.	4,272	507,514
E*TRADE Financial Corp. *	13,232	461,664
Goldman Sachs Group, Inc. (The)	3,718	854,099
Interactive Brokers Group, Inc., Class A	2,788	96,799
Intercontinental Exchange, Inc.	4,335	259,536
LPL Financial Holdings, Inc.	5,455	217,273
MarketAxess Holdings, Inc.	314	58,872
Moody’s Corp.	2,313	259,148
Morgan Stanley	32,443	1,389,858
Northern Trust Corp.	2,636	228,225
S&P Global, Inc.	2,820	368,687

		5,254,496

Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,700	229,993
Albemarle Corp.	1,374	145,149
Dow Chemical Co. (The)	2,240	142,330
Ecolab, Inc.	2,147	269,105
Huntsman Corp.	6,794	166,725
Platform Specialty Products Corp. *	14,019	182,527
PPG Industries, Inc.	3,826	402,036
Sherwin-Williams Co. (The)	961	298,093

		1,835,958

Communications Equipment - 1.8%
Arista Networks, Inc. *	3,977	526,038
Cisco Systems, Inc.	47,111	1,592,352
CommScope Holding Co., Inc. *	1,946	81,167
F5 Networks, Inc. *	1,500	213,855
Juniper Networks, Inc.	7,300	203,159
Palo Alto Networks, Inc. *	1,100	123,948

		2,740,519

Construction & Engineering - 0.1%
Quanta Services, Inc. *	5,017	186,181

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Construction Materials - 0.4%
Eagle Materials, Inc.	1,342	$130,362
Martin Marietta Materials, Inc.	681	148,628
Vulcan Materials Co.	2,710	326,501

		605,491

Consumer Finance - 0.3%
Discover Financial Services	3,539	242,032
Navient Corp.	7,056	104,147
Santander Consumer USA Holdings, Inc. *	13,459	179,274

		525,453

Containers & Packaging - 0.1%
Ball Corp.	1,400	103,964
Berry Plastics Group, Inc. *	1,537	74,652

		178,616

Distributors - 0.0% (a)
LKQ Corp. *	2,515	73,614

Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. *	2,514	104,960

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B *	1,130	188,348

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	36,474	1,515,495
Zayo Group Holdings, Inc. *	1,445	47,540

		1,563,035

Electric Utilities - 0.9%
American Electric Power Co., Inc.	3,727	250,194
Edison International	6,971	554,961
PG&E Corp.	6,286	417,139
Xcel Energy, Inc.	5,700	253,365

		1,475,659

Electrical Equipment - 0.5%
Acuity Brands, Inc.	988	201,552
Eaton Corp. plc	2,886	213,997
Rockwell Automation, Inc.	2,600	404,846

		820,395

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	1,626	136,503
Corning, Inc.	11,812	318,924
Dolby Laboratories, Inc., Class A	1,816	95,176

		550,603

Energy Equipment & Services - 1.3%
Halliburton Co.	8,800	433,048
Helmerich & Payne, Inc.	1,670	111,172
Nabors Industries Ltd.	5,561	72,682
Patterson-UTI Energy, Inc.	13,932	338,130
Rowan Cos. plc, Class A *	9,031	140,703
RPC, Inc. (b)	9,564	175,117
Transocean Ltd. *	57,811	719,747

		1,990,599

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	4,634	$563,216
AvalonBay Communities, Inc.	3,937	722,833
CyrusOne, Inc.	1,564	80,499
Digital Realty Trust, Inc.	4,081	434,178
Equinix, Inc.	463	185,371
Essex Property Trust, Inc.	1,200	277,836
Extra Space Storage, Inc.	1,500	111,585
GGP, Inc.	1,986	46,036
Public Storage	2,917	638,560
Realty Income Corp.	1,500	89,295
UDR, Inc.	2,100	76,146

		3,225,555

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	2,173	364,390
Kroger Co. (The)	6,800	200,532
Sysco Corp.	1,418	73,623
Walgreens Boots Alliance, Inc.	1,551	128,810

		767,355

Food Products - 0.8%
Archer-Daniels-Midland Co.	2,109	97,098
Blue Buffalo Pet Products, Inc. *	3,011	69,253
Conagra Brands, Inc.	1,869	75,396
General Mills, Inc.	1,282	75,651
JM Smucker Co. (The)	527	69,079
Kraft Heinz Co. (The)	1,077	97,802
Mondelez International, Inc., Class A	7,401	318,835
Pilgrim’s Pride Corp.	3,191	71,814
Pinnacle Foods, Inc.	1,572	90,972
Tyson Foods, Inc., Class A	5,589	344,897

		1,310,797

Health Care Equipment & Supplies - 2.4%
ABIOMED, Inc. *	413	51,708
Align Technology, Inc. *	2,008	230,338
Baxter International, Inc.	1,720	89,199
Becton Dickinson and Co.	1,193	218,844
Boston Scientific Corp. *	20,239	503,344
Danaher Corp.	5,772	493,679
DexCom, Inc. *	2,200	186,406
Edwards Lifesciences Corp. *	3,270	307,609
Hologic, Inc. *	1,943	82,675
IDEXX Laboratories, Inc. *	1,555	240,418
Intuitive Surgical, Inc. *	436	334,181
Medtronic plc	9,817	790,857
Stryker Corp.	1,316	173,251

		3,702,509

Health Care Providers & Services - 3.0%
Aetna, Inc.	5,446	694,637
AmerisourceBergen Corp.	1,061	93,899
Anthem, Inc.	3,564	589,414
Cardinal Health, Inc.	3,661	298,555
Centene Corp. *	3,293	234,659
HCA Holdings, Inc. *	2,023	180,027
Henry Schein, Inc. *	648	110,141
UnitedHealth Group, Inc.	14,744	2,418,163

		4,619,495

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Technology - 0.1%
athenahealth, Inc. *	731	$82,376
Veeva Systems, Inc., Class A *	2,634	135,072

		217,448

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	4,534	267,098
Domino’s Pizza, Inc.	432	79,618
International Game Technology plc	3,274	77,594
Las Vegas Sands Corp.	3,538	201,914
McDonald’s Corp.	4,158	538,918
MGM Resorts International	2,688	73,651
Starbucks Corp.	16,502	963,552
Wynn Resorts Ltd.	2,841	325,607
Yum Brands, Inc.	1,045	66,775

		2,594,727

Household Durables - 0.4%
Garmin Ltd.	2,624	134,113
Mohawk Industries, Inc. *	1,586	363,971
Whirlpool Corp.	1,142	195,659

		693,743

Household Products - 0.9%
Energizer Holdings, Inc.	994	55,415
Kimberly-Clark Corp.	1,952	256,942
Procter & Gamble Co. (The)	11,553	1,038,037
Spectrum Brands Holdings, Inc.	901	125,248

		1,475,642

Industrial Conglomerates - 1.9%
3M Co.	5,664	1,083,693
General Electric Co.	39,655	1,181,719
Honeywell International, Inc.	5,345	667,430

		2,932,842

Insurance - 1.9%
American Financial Group, Inc.	1,717	163,836
Arch Capital Group Ltd. *	2,968	281,277
Axis Capital Holdings Ltd.	856	57,378
Chubb Ltd.	5,486	747,467
Everest Re Group Ltd.	999	233,576
Hartford Financial Services Group, Inc. (The)	3,282	157,766
Markel Corp. *	231	225,424
Principal Financial Group, Inc.	1,500	94,665
Progressive Corp. (The)	5,576	218,468
RenaissanceRe Holdings Ltd.	1,701	246,050
Travelers Cos., Inc. (The)	3,710	447,203
White Mountains Insurance Group Ltd.	100	87,988

		2,961,098

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. *	5,951	5,275,800
Expedia, Inc.	1,694	213,732
Netflix, Inc. *	3,073	454,220
Priceline Group, Inc. (The) *	426	758,267

		6,702,019

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 4.3%
Akamai Technologies, Inc. *	1,700	$101,490
Alphabet, Inc., Class A *	2,395	2,030,481
CoStar Group, Inc. *	500	103,610
eBay, Inc. *	13,570	455,545
Facebook, Inc., Class A *	23,417	3,326,385
VeriSign, Inc. *	576	50,175
Yahoo!, Inc. *	8,663	402,050
Yelp, Inc. *	3,133	102,606
Zillow Group, Inc., Class C *	5,250	176,767

		6,749,109

IT Services - 3.3%
Accenture plc, Class A	8,221	985,533
Alliance Data Systems Corp.	634	157,866
Amdocs Ltd.	1,750	106,733
Automatic Data Processing, Inc.	3,680	376,795
Cognizant Technology Solutions Corp., Class A *	4,940	294,029
Computer Sciences Corp.	5,565	384,041
Fiserv, Inc. *	3,342	385,366
FleetCor Technologies, Inc. *	1,727	261,520
Jack Henry & Associates, Inc.	1,350	125,685
Mastercard, Inc., Class A	5,803	652,663
PayPal Holdings, Inc. *	1,167	50,204
Square, Inc. *	15,511	268,030
Total System Services, Inc.	2,043	109,219
Vantiv, Inc., Class A *	2,419	155,106
Visa, Inc., Class A	9,933	882,746

		5,195,536

Leisure Products - 0.1%
Brunswick Corp.	1,969	120,503

Life Sciences Tools & Services - 0.7%
Illumina, Inc. *	1,398	238,555
Quintiles IMS Holdings, Inc. *	1,288	103,723
Thermo Fisher Scientific, Inc.	5,346	821,145

		1,163,423

Machinery - 2.8%
Caterpillar, Inc.	7,961	738,462
Colfax Corp. *	2,368	92,968
Cummins, Inc.	1,475	223,020
Deere & Co.	1,901	206,943
Dover Corp.	2,493	200,312
Fortive Corp.	2,886	173,795
Illinois Tool Works, Inc.	4,089	541,670
Ingersoll-Rand plc	3,592	292,101
Middleby Corp. (The) *	1,800	245,610
Nordson Corp.	909	111,662
Oshkosh Corp.	5,516	378,342
Parker-Hannifin Corp.	1,500	240,480
Trinity Industries, Inc.	17,214	457,032
WABCO Holdings, Inc. *	800	93,936
Wabtec Corp.	785	61,230
Xylem, Inc.	6,645	333,712

		4,391,275

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Media - 1.7%
CBS Corp. (Non-Voting), Class B	2,587	$179,434
Charter Communications, Inc., Class A *	2,753	901,112
Comcast Corp., Class A	29,864	1,122,588
DISH Network Corp., Class A *	2,530	160,630
Liberty Broadband Corp. *	1,573	135,907
Madison Square Garden Co. (The), Class A *	316	63,109
TEGNA, Inc.	2,894	74,144
Walt Disney Co. (The)	595	67,467

		2,704,391

Metals & Mining - 1.3%
Freeport-McMoRan, Inc. *	49,744	664,580
Newmont Mining Corp.	1,363	44,924
Nucor Corp.	2,869	171,337
Royal Gold, Inc.	1,671	117,054
Steel Dynamics, Inc.	10,719	372,592
United States Steel Corp.	18,359	620,718

		1,991,205

Multiline Retail - 0.2%
Dollar General Corp.	1,853	129,210
Dollar Tree, Inc. *	2,940	230,672

		359,882

Multi-Utilities - 0.4%
CMS Energy Corp.	2,100	93,954
Consolidated Edison, Inc.	2,370	184,054
DTE Energy Co.	3,287	335,636

		613,644

Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	1,084	67,208
Apache Corp.	3,898	200,318
Chesapeake Energy Corp. *(b)	87,027	516,940
Chevron Corp.	15,077	1,618,817
Cimarex Energy Co.	1,073	128,213
Concho Resources, Inc. *	471	60,448
CONSOL Energy, Inc. *	40,142	673,583
Continental Resources, Inc. *	15,550	706,281
Devon Energy Corp.	5,496	229,293
Diamondback Energy, Inc. *	10,931	1,133,709
Energen Corp. *	5,908	321,631
EOG Resources, Inc.	3,143	306,600
Laredo Petroleum, Inc. *	36,934	539,236
Marathon Oil Corp.	44,773	707,413
Murphy Oil Corp.	11,513	329,157
Newfield Exploration Co. *	14,449	533,313
ONEOK, Inc.	8,184	453,721
Parsley Energy, Inc., Class A *	13,733	446,460
Phillips 66	7,722	611,737
Pioneer Natural Resources Co.	3,833	713,820
QEP Resources, Inc. *	3,508	44,587
Range Resources Corp.	5,469	159,148
Rice Energy, Inc. *	28,216	668,719
SM Energy Co.	8,933	214,571
Southwestern Energy Co. *	34,992	285,885
Targa Resources Corp.	2,006	120,159
Tesoro Corp.	4,045	327,888

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 8.8% (continued)
Valero Energy Corp.	2,224	$147,429
Whiting Petroleum Corp. *	70,100	663,146
Williams Cos., Inc. (The)	4,921	145,612
WPX Energy, Inc. *	49,809	666,942

		13,741,984

Personal Products - 0.0% (a)
Nu Skin Enterprises, Inc., Class A	1,366	75,868

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	3,457	187,992
Eli Lilly & Co.	7,307	614,592
Johnson & Johnson	14,795	1,842,717
Zoetis, Inc.	5,446	290,653

		2,935,954

Professional Services - 0.1%
Equifax, Inc.	651	89,018
Verisk Analytics, Inc. *	906	73,513

		162,531

Road & Rail - 1.5%
Avis Budget Group, Inc. *	9,596	283,850
CSX Corp.	22,908	1,066,367
Genesee & Wyoming, Inc., Class A *	2,668	181,050
Norfolk Southern Corp.	2,500	279,925
Old Dominion Freight Line, Inc.	1,956	167,375
Union Pacific Corp.	3,526	373,474

		2,352,041

Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	25,474	990,939
Broadcom Ltd.	6,438	1,409,664
Cypress Semiconductor Corp.	3,062	42,133
Intel Corp.	18,459	665,816
Lam Research Corp.	1,419	182,143
Marvell Technology Group Ltd.	6,200	94,612
Microchip Technology, Inc.	1,024	75,551
Micron Technology, Inc. *	37,035	1,070,311
NVIDIA Corp.	19,769	2,153,437
ON Semiconductor Corp. *	18,633	288,625
Qorvo, Inc. *	1,344	92,145
QUALCOMM, Inc.	7,148	409,866
Skyworks Solutions, Inc.	3,805	372,814
Texas Instruments, Inc.	15,348	1,236,435
Xilinx, Inc.	2,840	164,408

		9,248,899

Software - 5.1%
Activision Blizzard, Inc.	14,761	735,983
Adobe Systems, Inc. *	8,721	1,134,864
Autodesk, Inc. *	1,500	129,705
CA, Inc.	2,700	85,644
CDK Global, Inc.	905	58,834
Electronic Arts, Inc. *	8,389	750,983
Intuit, Inc.	2,897	336,023
Microsoft Corp.	52,938	3,486,497
Red Hat, Inc. *	1,240	107,260
salesforce.com, Inc. *	3,329	274,609
ServiceNow, Inc. *	3,184	278,504

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 5.1% (continued)
Splunk, Inc. *	1,137	$70,824
SS&C Technologies Holdings, Inc.	2,522	89,279
Symantec Corp.	6,438	197,518
VMware, Inc., Class A *(b)	1,642	151,294

		7,887,821

Specialty Retail - 3.1%
Advance Auto Parts, Inc.	303	44,923
AutoZone, Inc. *	159	114,965
Best Buy Co., Inc.	2,009	98,742
Burlington Stores, Inc. *	1,649	160,431
Home Depot, Inc. (The)	7,976	1,171,116
Lowe’s Cos., Inc.	6,604	542,915
O’Reilly Automotive, Inc. *	2,852	769,584
Ross Stores, Inc.	11,170	735,768
TJX Cos., Inc. (The)	7,493	592,546
Ulta Beauty, Inc. *	1,847	526,820

		4,757,810

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	20,109	2,888,859
Hewlett Packard Enterprise Co.	27,703	656,561
HP, Inc.	21,328	381,344
NCR Corp. *	2,276	103,968
Western Digital Corp.	4,434	365,938
Xerox Corp.	11,832	86,847

		4,483,517

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	3,600	74,736
NIKE, Inc., Class B	5,798	323,122
VF Corp.	847	46,560

		444,418

Tobacco - 1.6%
Altria Group, Inc.	30,388	2,170,311
Philip Morris International, Inc.	2,487	280,782

		2,451,093

Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. *	2,092	86,034
United Rentals, Inc. *	3,686	460,934
WESCO International, Inc. *	2,577	179,230

		726,198

Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp.	800	64,464

Wireless Telecommunication Services - 0.8%
Sprint Corp. *(b)	70,395	611,028
T-Mobile US, Inc. *	8,671	560,060

		1,171,088

TOTAL COMMON STOCKS (cost $121,118,302)		150,917,597

SHORT-TERM INVESTMENT - 3.4%

Investment Company - 3.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $5,248,939) (2)(c)	5,248,939	5,248,939

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 1.0%

Investment Company - 1.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $1,506,053 ) (2)(c)(d)	1,506,053	$1,506,053

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.2% (cost $127,873,294)		157,672,589

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)% (e)		(1,915,378)

NET ASSETS - 100.0%		$155,757,211

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$18,918,394	12.1%
Consumer Staples	8,268,133	5.3
Energy	15,732,583	10.1
Financials	23,939,954	15.3
Health Care	14,041,767	9.0
Industrials	20,500,510	13.2
Information Technology	36,856,004	23.6
Materials	4,611,270	3.0
Real Estate	3,225,555	2.1
Telecommunication Services	2,734,124	1.8
Utilities	2,089,303	1.3
Short-Term Investment	5,248,939	3.4
Securities Lending Collateral	1,506,053	1.0

Total Investments In Securities At Value	157,672,589	101.2
Liabilities in Excess of Other Assets (e)	(1,915,378)	(1.2)

Net Assets	$155,757,211	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $1,449,246.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
26	GSCO	S&P 500 E-Mini Futures	06/2017	$3,077,125	$3,066,960	$(10,165)

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$133,520	$133,520

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.9%

Aerospace & Defense - 1.2%
AAR Corp.	688	$23,138
Astronics Corp. *	515	16,341
Curtiss-Wright Corp.	1,230	112,250
Ducommun, Inc. *	1,446	41,630
Engility Holdings, Inc. *	1,335	38,635
KeyW Holding Corp. (The) *	5,382	50,806
Kratos Defense & Security Solutions, Inc. *	6,325	49,209
Mercury Systems, Inc. *	1,561	60,957
National Presto Industries, Inc.	136	13,899
TASER International, Inc. *	1,981	45,147
Vectrus, Inc. *	904	20,204

		472,216

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. *	1,277	20,496
Atlas Air Worldwide Holdings, Inc. *	400	22,180
Echo Global Logistics, Inc. *	1,141	24,360
Hub Group, Inc., Class A *	700	32,480
Park-Ohio Holdings Corp.	324	11,648
XPO Logistics, Inc. *	3,841	183,945

		295,109

Airlines - 0.4%
Allegiant Travel Co.	284	45,511
Hawaiian Holdings, Inc. *	1,800	83,610
SkyWest, Inc.	1,418	48,567

		177,688

Auto Components - 1.5%
Cooper Tire & Rubber Co.	576	25,546
Cooper-Standard Holdings, Inc. *	845	93,736
Dorman Products, Inc. *	381	31,291
Fox Factory Holding Corp. *	779	22,357
Gentherm, Inc. *	1,057	41,487
Horizon Global Corp. *	2,230	30,952
LCI Industries	1,251	124,850
Modine Manufacturing Co. *	1,493	18,215
Motorcar Parts of America, Inc. *	1,306	40,133
Spartan Motors, Inc.	7,354	58,832
Standard Motor Products, Inc.	641	31,499
Superior Industries International, Inc.	1,403	35,566
Tenneco, Inc.	373	23,283
Tower International, Inc.	753	20,406

		598,153

Banks - 13.8%
Allegiance Bancshares, Inc. *	1,709	63,575
Ameris Bancorp	2,179	100,452
Banc of California, Inc.	1,710	35,397
BancorpSouth, Inc.	392	11,858
Banner Corp.	455	25,316
Blue Hills Bancorp, Inc.	1,200	21,420
Boston Private Financial Holdings, Inc.	1,715	28,126
Capital Bank Financial Corp., Class A	3,497	151,770
Carolina Financial Corp.	3,009	90,270
Cathay General Bancorp	853	32,141
CenterState Banks, Inc.	628	16,265
Central Pacific Financial Corp.	835	25,501

INVESTMENTS	SHARES	VALUE
Banks - 13.8% (continued)
Central Valley Community Bancorp	2,448	$50,184
Chemical Financial Corp.	1,196	61,175
Community Bank System, Inc.	218	11,986
ConnectOne Bancorp, Inc.	1,237	29,997
Customers Bancorp, Inc. *	1,988	62,682
CVB Financial Corp.	1,182	26,110
Eagle Bancorp, Inc. *	2,446	146,026
Enterprise Financial Services Corp.	1,147	48,633
Farmers Capital Bank Corp.	1,853	74,861
Farmers National Banc Corp.	4,402	63,169
FCB Financial Holdings, Inc., Class A *	2,637	130,663
Fidelity Southern Corp.	1,125	25,177
First BanCorp *	32,117	181,461
First Citizens BancShares, Inc., Class A	56	18,781
First Commonwealth Financial Corp.	1,437	19,055
First Financial Bankshares, Inc.	300	12,030
First Financial Northwest, Inc.	1,002	17,705
First Interstate BancSystem, Inc., Class A	3,394	134,572
First Merchants Corp.	1,507	59,255
Fulton Financial Corp.	3,338	59,583
Glacier Bancorp, Inc.	357	12,113
Great Western Bancorp, Inc.	5,043	213,874
Green Bancorp, Inc. *	4,394	78,213
Hancock Holding Co.	4,621	210,487
Hanmi Financial Corp.	1,562	48,031
Heartland Financial USA, Inc.	240	11,988
Hilltop Holdings, Inc.	3,684	101,199
Home BancShares, Inc.	5,212	141,089
Horizon Bancorp	742	19,455
IBERIABANK Corp.	1,464	115,802
Independent Bank Corp./MA	741	48,165
Independent Bank Corp./MI	4,596	95,137
Independent Bank Group, Inc.	2,050	131,815
International Bancshares Corp.	2,624	92,890
Lakeland Bancorp, Inc.	1,193	23,383
Lakeland Financial Corp.	1,783	76,883
LegacyTexas Financial Group, Inc.	3,872	154,493
MB Financial, Inc.	813	34,813
MBT Financial Corp.	3,432	38,953
Mercantile Bank Corp.	568	19,539
National Bank Holdings Corp., Class A	1,332	43,290
National Commerce Corp. *	350	12,810
OFG Bancorp	9,020	106,436
Old National Bancorp	693	12,024
Old Second Bancorp, Inc.	3,326	37,417
Pacific Premier Bancorp, Inc. *	1,050	40,477
Park Sterling Corp.	2,476	30,480
Peoples Bancorp, Inc.	732	23,175
People’s Utah Bancorp	1,275	33,724
Pinnacle Financial Partners, Inc.	1,180	78,411
Preferred Bank	1,175	63,051
Prosperity Bancshares, Inc.	2,341	163,191
QCR Holdings, Inc.	921	39,004
Renasant Corp.	1,210	48,025
Republic First Bancorp, Inc. *	10,891	90,395
Seacoast Banking Corp. of Florida *	1,534	36,785
ServisFirst Bancshares, Inc.	5,693	207,111
Simmons First National Corp., Class A	600	33,090

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Banks - 13.8% (continued)
South State Corp.	674	$60,222
Southside Bancshares, Inc.	1,120	37,598
State Bank Financial Corp.	672	17,553
Sterling Bancorp	4,841	114,732
Texas Capital Bancshares, Inc. *	3,800	317,110
Towne Bank	1,793	58,093
TriState Capital Holdings, Inc. *	1,846	43,104
Triumph Bancorp, Inc. *	1,976	50,981
UMB Financial Corp.	158	11,899
Union Bankshares Corp.	387	13,615
United Community Banks, Inc.	3,443	95,337
Veritex Holdings, Inc. *	2,280	64,114
Webster Financial Corp.	1,242	62,150
WesBanco, Inc.	352	13,415
Wintrust Financial Corp.	655	45,274

		5,607,611

Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	293	60,364
Craft Brew Alliance, Inc. *	1,463	19,531
MGP Ingredients, Inc.	1,119	60,683
National Beverage Corp.	1,691	142,940
Primo Water Corp. *	1,330	18,062

		301,580

Biotechnology - 5.7%
Acceleron Pharma, Inc. *	538	14,241
Alder Biopharmaceuticals, Inc. *	741	15,413
Array BioPharma, Inc. *	10,629	95,023
Avexis, Inc. *	794	60,368
BioCryst Pharmaceuticals, Inc. *	2,816	23,654
BioSpecifics Technologies Corp. *	296	16,221
Bluebird Bio, Inc. *	497	45,177
Blueprint Medicines Corp. *	1,542	61,665
Cara Therapeutics, Inc. *(a)	2,636	48,476
ChemoCentryx, Inc. *	2,016	14,677
Clovis Oncology, Inc. *	2,239	142,557
Coherus Biosciences, Inc. *	1,041	22,017
CTI BioPharma Corp. *	370	1,554
Eagle Pharmaceuticals, Inc. *	409	33,923
Emergent BioSolutions, Inc. *	500	14,520
Exact Sciences Corp. *	6,064	143,232
Exelixis, Inc. *	14,440	312,915
Five Prime Therapeutics, Inc. *	1,435	51,875
Flexion Therapeutics, Inc. *	452	12,163
Genomic Health, Inc. *	455	14,328
Global Blood Therapeutics, Inc. *	557	20,525
Immunomedics, Inc. *	3,067	19,844
Inovio Pharmaceuticals, Inc. *	2,423	16,040
Insmed, Inc. *	890	15,584
Ironwood Pharmaceuticals, Inc. *	3,041	51,879
Lexicon Pharmaceuticals, Inc. *(a)	3,291	47,193
Ligand Pharmaceuticals, Inc. *	449	47,522
Lion Biotechnologies, Inc. *	1,693	12,613
Loxo Oncology, Inc. *	1,141	48,013
MiMedx Group, Inc. *(a)	2,791	26,598
Minerva Neurosciences, Inc. *	3,724	30,164
Momenta Pharmaceuticals, Inc. *	868	11,588
Peregrine Pharmaceuticals, Inc. *	9,591	6,273

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.7% (continued)
Progenics Pharmaceuticals, Inc. *	4,404	$41,574
Prothena Corp. plc (Ireland) *	651	36,319
Repligen Corp. *	1,200	42,240
Retrophin, Inc. *	1,201	22,170
Sage Therapeutics, Inc. *	398	28,286
Sarepta Therapeutics, Inc. *	3,172	93,891
Spark Therapeutics, Inc. *	795	42,405
Stemline Therapeutics, Inc. *	1,747	14,937
Synergy Pharmaceuticals, Inc. *	7,742	36,078
TESARO, Inc. *	2,506	385,598
Vanda Pharmaceuticals, Inc. *	1,751	24,514
Versartis, Inc. *	535	11,422
Xencor, Inc. *	2,168	51,859

		2,329,128

Building Products - 1.9%
AAON, Inc.	1,050	37,118
Advanced Drainage Systems, Inc.	848	18,571
American Woodmark Corp. *	564	51,775
Apogee Enterprises, Inc.	791	47,152
Builders FirstSource, Inc. *	1,831	27,282
Continental Building Products, Inc. *	1,526	37,387
Gibraltar Industries, Inc. *	1,956	80,587
Insteel Industries, Inc.	1,596	57,680
Masonite International Corp. *	1,077	85,352
NCI Building Systems, Inc. *	1,241	21,283
Patrick Industries, Inc. *	2,206	156,405
Ply Gem Holdings, Inc. *	822	16,193
Trex Co., Inc. *	402	27,895
Universal Forest Products, Inc.	890	87,701

		752,381

Capital Markets - 0.6%
Arlington Asset Investment Corp., Class A	1,337	18,892
BGC Partners, Inc., Class A	6,967	79,145
Cowen Group, Inc., Class A *	865	12,932
Evercore Partners, Inc., Class A	209	16,281
Fifth Street Asset Management, Inc.	3,185	14,651
GAIN Capital Holdings, Inc.	1,922	16,010
Investment Technology Group, Inc.	682	13,810
Moelis & Co., Class A	315	12,127
Piper Jaffray Cos.	675	43,099
Stifel Financial Corp. *	256	12,849

		239,796

Chemicals - 3.1%
A Schulman, Inc.	500	15,725
Chemours Co. (The)	10,522	405,097
Ferro Corp. *	2,400	36,456
Flotek Industries, Inc. *	957	12,240
FutureFuel Corp.	1,187	16,832
Innophos Holdings, Inc.	300	16,191
Innospec, Inc.	332	21,497
Koppers Holdings, Inc. *	325	13,764
Kraton Corp. *	946	29,250
Kronos Worldwide, Inc.	5,539	91,006
Minerals Technologies, Inc.	500	38,300
Olin Corp.	2,964	97,427
Rayonier Advanced Materials, Inc.	1,897	25,515

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Chemicals - 3.1% (continued)
Sensient Technologies Corp.	1,100	$87,186
Stepan Co.	220	17,338
Trinseo SA	3,066	205,728
Tronox Ltd., Class A	7,688	141,843

		1,271,395

Commercial Services & Supplies - 1.2%
ACCO Brands Corp. *	1,709	22,473
Aqua Metals, Inc. *(a)	4,049	79,117
Brady Corp., Class A	570	22,031
Brink’s Co. (The)	219	11,706
CECO Environmental Corp.	2,299	24,162
Deluxe Corp.	267	19,269
Healthcare Services Group, Inc.	976	42,056
HNI Corp.	700	32,263
Interface, Inc.	687	13,087
Kimball International, Inc., Class B	1,371	22,622
Mobile Mini, Inc.	427	13,024
Multi-Color Corp.	444	31,524
Quad/Graphics, Inc.	2,798	70,622
Steelcase, Inc., Class A	1,047	17,537
UniFirst Corp.	100	14,145
US Ecology, Inc.	349	16,351
West Corp.	779	19,023

		471,012

Communications Equipment - 2.6%
ADTRAN, Inc.	734	15,231
Applied Optoelectronics, Inc. *	1,703	95,623
Ciena Corp. *	1,152	27,199
EMCORE Corp.	2,743	24,687
Extreme Networks, Inc. *	4,253	31,940
Finisar Corp. *	5,438	148,675
InterDigital, Inc.	800	69,040
Lumentum Holdings, Inc. *	4,002	213,507
NETGEAR, Inc. *	842	41,721
NetScout Systems, Inc. *	308	11,689
Oclaro, Inc. *	14,028	137,755
Plantronics, Inc.	393	21,265
Ubiquiti Networks, Inc. *	3,654	183,650
ViaSat, Inc. *	654	41,738
Viavi Solutions, Inc. *	1,077	11,545

		1,075,265

Construction & Engineering - 1.2%
Argan, Inc.	730	48,290
Comfort Systems USA, Inc.	1,346	49,331
Dycom Industries, Inc. *	1,182	109,867
Granite Construction, Inc.	465	23,338
HC2 Holdings, Inc. *	962	5,964
IES Holdings, Inc. *	717	12,978
MasTec, Inc. *	2,957	118,428
NV5 Global, Inc. *	1,032	38,803
Orion Group Holdings, Inc. *	2,870	21,439
Primoris Services Corp.	715	16,602
Tutor Perini Corp. *	1,919	61,024

		506,064

INVESTMENTS	SHARES	VALUE
Construction Materials - 0.2%
US Concrete, Inc. *	1,539	$99,342

Consumer Finance - 0.2%
Enova International, Inc. *	1,257	18,666
EZCORP, Inc., Class A *	5,444	44,369
Nelnet, Inc., Class A	400	17,544

		80,579

Containers & Packaging - 0.2%
Greif, Inc., Class A	1,591	87,648

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,645	51,308

Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. *	2,500	181,225
Capella Education Co.	200	17,005
Career Education Corp. *	9,718	84,547
Carriage Services, Inc.	552	14,970
Chegg, Inc. *	2,968	25,050
Grand Canyon Education, Inc. *	538	38,526
K12, Inc. *	1,067	20,433
Weight Watchers International, Inc. *	1,329	20,693

		402,449

Diversified Telecommunication Services - 0.6%
ATN International, Inc.	181	12,746
Cogent Communications Holdings, Inc.	829	35,689
Consolidated Communications Holdings, Inc.	1,600	37,472
IDT Corp., Class B	1,371	17,439
Iridium Communications, Inc. *(a)	2,656	25,630
ORBCOMM, Inc. *	3,221	30,761
Straight Path Communications, Inc., Class B *(a)	1,332	47,912
Vonage Holdings Corp. *	2,700	17,064

		224,713

Electric Utilities - 0.5%
ALLETE, Inc.	172	11,646
MGE Energy, Inc.	1,156	75,140
Otter Tail Corp.	739	28,008
PNM Resources, Inc.	535	19,795
Spark Energy, Inc., Class A (a)	1,536	49,075

		183,664

Electrical Equipment - 0.3%
AZZ, Inc.	300	17,850
Energous Corp. *	2,172	33,883
EnerSys	213	16,814
Generac Holdings, Inc. *	1,098	40,934

		109,481

Electronic Equipment, Instruments & Components - 3.6%
Badger Meter, Inc.	936	34,398
Belden, Inc.	377	26,085
Coherent, Inc. *	1,260	259,106
CTS Corp.	722	15,379
ePlus, Inc. *	336	45,377
Fabrinet (Thailand) *	3,118	131,050

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 3.6% (continued)
II-VI, Inc. *	1,136	$40,953
Insight Enterprises, Inc. *	700	28,763
Itron, Inc. *	641	38,909
Littelfuse, Inc.	761	121,691
Mesa Laboratories, Inc.	432	53,006
Methode Electronics, Inc.	887	40,447
OSI Systems, Inc. *	393	28,685
Plexus Corp. *	600	34,680
Rogers Corp. *	300	25,761
Sanmina Corp. *	1,891	76,775
SYNNEX Corp.	1,105	123,694
Tech Data Corp. *	1,035	97,186
TTM Technologies, Inc. *	3,545	57,181
Universal Display Corp.	2,132	183,565

		1,462,691

Energy Equipment & Services - 2.2%
Archrock, Inc.	5,634	69,862
Atwood Oceanics, Inc. *	3,846	36,652
Exterran Corp. *	941	29,594
Fairmount Santrol Holdings, Inc. *	14,926	109,408
Forum Energy Technologies, Inc. *	4,634	95,924
Geospace Technologies Corp. *	1,179	19,135
Helix Energy Solutions Group, Inc. *	9,766	75,882
McDermott International, Inc. *	9,798	66,137
Natural Gas Services Group, Inc. *	490	12,765
Oil States International, Inc. *	621	20,586
Pioneer Energy Services Corp. *	12,589	50,356
Seadrill Ltd. (United Kingdom) *(a)	8,228	13,576
Unit Corp. *	4,190	101,230
US Silica Holdings, Inc.	4,067	195,175

		896,282

Equity Real Estate Investment Trusts (REITs) - 3.6%
Agree Realty Corp.	808	38,752
American Assets Trust, Inc.	830	34,727
Community Healthcare Trust, Inc.	554	13,241
CoreSite Realty Corp.	1,632	146,962
DuPont Fabros Technology, Inc.	3,440	170,590
EastGroup Properties, Inc.	161	11,838
Education Realty Trust, Inc.	291	11,887
GEO Group, Inc. (The)	357	16,554
Gladstone Commercial Corp.	2,247	46,445
Healthcare Realty Trust, Inc.	560	18,200
Hudson Pacific Properties, Inc.	2,411	83,517
Independence Realty Trust, Inc.	1,737	16,276
Mack-Cali Realty Corp.	1,677	45,178
Monmouth Real Estate Investment Corp.	2,217	31,637
National Storage Affiliates Trust	3,606	86,183
NexPoint Residential Trust, Inc.	2,537	61,294
Physicians Realty Trust	1,800	35,766
PS Business Parks, Inc.	1,123	128,875
QTS Realty Trust, Inc., Class A	1,262	61,522
Retail Opportunity Investments Corp.	1,898	39,915
Rexford Industrial Realty, Inc.	3,373	75,960
Ryman Hospitality Properties, Inc.	1,068	66,034
Sabra Health Care REIT, Inc.	554	15,473
Select Income REIT	515	13,282
Seritage Growth Properties, Class A	430	18,555

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 3.6% (continued)
STAG Industrial, Inc.	1,825	$45,662
Summit Hotel Properties, Inc.	2,178	34,804
Terreno Realty Corp.	1,103	30,884
Tier REIT, Inc.	928	16,110
UMH Properties, Inc.	984	14,967
Universal Health Realty Income Trust	283	18,254
Washington REIT	1,090	34,095

		1,483,439

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., Class A	500	21,575
SpartanNash Co.	755	26,417

		47,992

Food Products - 1.6%
B&G Foods, Inc.	1,382	55,625
Calavo Growers, Inc.	300	18,180
Cal-Maine Foods, Inc.	561	20,645
Fresh Del Monte Produce, Inc.	2,090	123,791
J&J Snack Foods Corp.	693	93,943
John B Sanfilippo & Son, Inc.	726	53,136
Lancaster Colony Corp.	938	120,852
Omega Protein Corp.	853	17,103
Sanderson Farms, Inc.	623	64,692
Snyder’s-Lance, Inc.	1,643	66,229

		634,196

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	258	17,853
Northwest Natural Gas Co.	369	21,808
ONE Gas, Inc.	2,211	149,464
Southwest Gas Holdings, Inc.	985	81,666

		270,791

Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	457	22,165
Analogic Corp.	156	11,840
Anika Therapeutics, Inc. *	794	34,491
AtriCure, Inc. *	800	15,320
AxoGen, Inc. *	2,114	22,091
Cantel Medical Corp.	1,202	96,280
Cardiovascular Systems, Inc. *	796	22,507
Cerus Corp. *	3,201	14,245
CONMED Corp.	500	22,205
GenMark Diagnostics, Inc. *	1,549	19,858
Glaukos Corp. *	1,380	70,794
Globus Medical, Inc., Class A *	1,441	42,682
ICU Medical, Inc. *	559	85,359
Inogen, Inc. *	1,479	114,711
Integra LifeSciences Holdings Corp. *	1,706	71,874
K2M Group Holdings, Inc. *	1,170	23,997
Masimo Corp. *	1,012	94,379
Merit Medical Systems, Inc. *	612	17,687
Natus Medical, Inc. *	1,478	58,012
Neogen Corp. *	480	31,464
Nevro Corp. *	1,771	165,943
NuVasive, Inc. *	896	66,913
NxStage Medical, Inc. *	1,351	36,247
Penumbra, Inc. *	884	73,770

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 3.1% (continued)
Spectranetics Corp. (The) *	1,257	$36,610

		1,271,444

Health Care Providers & Services - 1.4%
Aceto Corp.	1,044	16,506
Addus HomeCare Corp. *	1,246	39,872
Amedisys, Inc. *	745	38,062
AMN Healthcare Services, Inc. *	1,210	49,126
BioTelemetry, Inc. *	1,700	49,215
Chemed Corp.	500	91,345
CorVel Corp. *	404	17,574
Cross Country Healthcare, Inc. *	1,400	20,104
Ensign Group, Inc. (The)	1,000	18,800
HealthEquity, Inc. *	2,192	93,051
LHC Group, Inc. *	287	15,469
PharMerica Corp. *	900	21,060
Providence Service Corp. (The) *	400	17,776
Select Medical Holdings Corp. *	2,344	31,292
Tivity Health, Inc. *	1,200	34,920
US Physical Therapy, Inc.	280	18,284

		572,456

Health Care Technology - 0.5%
Evolent Health, Inc., Class A *	3,387	75,530
HMS Holdings Corp. *	1,510	30,698
Medidata Solutions, Inc. *	835	48,171
Omnicell, Inc. *	1,035	42,073
Vocera Communications, Inc. *	901	22,372

		218,844

Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp. *	617	13,580
Carrols Restaurant Group, Inc. *	1,505	21,296
Churchill Downs, Inc.	372	59,092
Chuy’s Holdings, Inc. *	1,281	38,174
ClubCorp Holdings, Inc.	1,646	26,418
Cracker Barrel Old Country Store, Inc.(a)	385	61,311
Dave & Buster’s Entertainment, Inc. *	1,370	83,693
Denny’s Corp. *	2,000	24,740
Eldorado Resorts, Inc. *	4,258	80,583
Intrawest Resorts Holdings, Inc. *	1,249	31,237
Jack in the Box, Inc.	1,015	103,246
Marriott Vacations Worldwide Corp.	710	70,950
Papa John’s International, Inc.	932	74,597
Penn National Gaming, Inc. *	999	18,412
Planet Fitness, Inc., Class A	1,383	26,650
Ruth’s Hospitality Group, Inc.	972	19,489
Scientific Games Corp., Class A *	3,666	86,701
Sonic Corp.	727	18,437
Texas Roadhouse, Inc.	2,000	89,060

		947,666

Household Durables - 1.0%
Cavco Industries, Inc. *	228	26,539
Helen of Troy Ltd. *	1,094	103,055
Hooker Furniture Corp.	465	14,438
Installed Building Products, Inc. *	1,874	98,854
La-Z-Boy, Inc.	722	19,494
LGI Homes, Inc. *(a)	2,476	83,961

INVESTMENTS	SHARES	VALUE
Household Durables - 1.0% (continued)
NACCO Industries, Inc., Class A	210	$14,658
TopBuild Corp. *	807	37,929
Universal Electronics, Inc. *	400	27,400

		426,328

Household Products - 0.3%
Central Garden & Pet Co., Class A *	2,551	88,571
WD-40 Co.	467	50,879

		139,450

Insurance - 2.3%
American Equity Investment Life Holding Co.	641	15,147
AMERISAFE, Inc.	907	58,864
Argo Group International Holdings Ltd.	1,756	119,057
CNO Financial Group, Inc.	725	14,862
Enstar Group Ltd. *	626	119,754
FBL Financial Group, Inc., Class A	241	15,773
Federated National Holding Co.	2,074	36,150
James River Group Holdings Ltd.	2,244	96,178
Maiden Holdings Ltd.	1,054	14,756
National General Holdings Corp.	1,414	33,596
Navigators Group, Inc. (The)	766	41,594
Primerica, Inc.	1,170	96,174
RLI Corp.	1,788	107,316
Selective Insurance Group, Inc.	415	19,567
Trupanion, Inc. *	1,445	20,548
United Fire Group, Inc.	1,284	54,917
United Insurance Holdings Corp.	2,600	41,470
Universal Insurance Holdings, Inc.	1,100	26,950

		932,673

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *	3,613	36,852
Duluth Holdings, Inc., Class B *	1,404	29,891
Etsy, Inc. *	1,501	15,956
Nutrisystem, Inc.	1,800	99,900
Wayfair, Inc., Class A *(a)	1,004	40,652

		223,251

Internet Software & Services - 2.9%
2U, Inc. *	2,833	112,357
Alarm.com Holdings, Inc. *	2,294	70,518
Amber Road, Inc. *	1,638	12,645
Benefitfocus, Inc. *	592	16,547
Cimpress NV (Netherlands) *	585	50,421
comScore, Inc. *	429	9,262
Cornerstone OnDemand, Inc. *	1,312	51,024
Five9, Inc. *	6,291	103,550
GrubHub, Inc. *	2,389	78,574
GTT Communications, Inc. *	1,035	25,202
j2 Global, Inc.	800	67,128
LogMeIn, Inc.	1,310	127,725
MeetMe, Inc. *	7,172	42,243
MINDBODY, Inc., Class A *	1,883	51,688
NIC, Inc.	611	12,342
Q2 Holdings, Inc. *	1,367	47,640
Quotient Technology, Inc. *	1,764	16,846
Shutterstock, Inc. *	1,016	42,012
SPS Commerce, Inc. *	593	34,685

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 2.9% (continued)
Stamps.com, Inc. *	509	$60,240
TrueCar, Inc. *	3,630	56,156
WebMD Health Corp. *	1,078	56,789
Xactly Corp. *	2,779	33,070

		1,178,664

IT Services - 1.4%
Acxiom Corp. *	580	16,513
Blackhawk Network Holdings, Inc. *	1,547	62,808
CACI International, Inc., Class A *	241	28,269
Cardtronics plc, Class A *	701	32,772
Convergys Corp.	644	13,621
CSG Systems International, Inc.	958	36,222
EPAM Systems, Inc. *	1,305	98,554
ExlService Holdings, Inc. *	709	33,578
Hackett Group, Inc. (The)	955	18,613
MAXIMUS, Inc.	1,222	76,008
Perficient, Inc. *	927	16,093
Science Applications International Corp.	1,147	85,337
ServiceSource International, Inc. *	3,635	14,104
Sykes Enterprises, Inc. *	541	15,905
Virtusa Corp. *	479	14,475

		562,872

Leisure Products - 0.2%
American Outdoor Brands Corp. *(a)	2,280	45,167
Nautilus, Inc. *	1,157	21,115
Sturm Ruger & Co., Inc. (a)	583	31,220

		97,502

Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. *	1,822	44,093
Cambrex Corp. *	1,200	66,060
INC Research Holdings, Inc., Class A *	1,348	61,806
NeoGenomics, Inc. *	2,416	19,062
Pacific Biosciences of California, Inc. *	2,694	13,928
PAREXEL International Corp. *	228	14,389
PRA Health Sciences, Inc. *	2,187	142,658

		361,996

Machinery - 3.6%
Alamo Group, Inc.	196	14,933
Albany International Corp., Class A	329	15,150
Astec Industries, Inc.	509	31,301
Briggs & Stratton Corp.	731	16,411
Chart Industries, Inc. *	674	23,550
CIRCOR International, Inc.	296	17,594
Columbus McKinnon Corp.	620	15,388
Douglas Dynamics, Inc.	969	29,700
Energy Recovery, Inc. *	5,535	46,051
EnPro Industries, Inc.	400	28,464
Federal Signal Corp.	2,000	27,620
Gencor Industries, Inc. *	1,242	18,568
Global Brass & Copper Holdings, Inc.	3,107	106,881
Greenbrier Cos., Inc. (The)	726	31,291
Harsco Corp. *	4,007	51,089
Hyster-Yale Materials Handling, Inc.	348	19,624
John Bean Technologies Corp.	1,269	111,609
Kadant, Inc.	253	15,016

INVESTMENTS	SHARES	VALUE
Machinery - 3.6% (continued)
Kennametal, Inc.	2,398	$94,073
Lydall, Inc. *	1,067	57,191
Manitowoc Co., Inc. (The) *	4,381	24,972
Meritor, Inc. *	3,406	58,345
Mueller Water Products, Inc., Class A	5,126	60,589
Navistar International Corp. *	3,702	91,143
NN, Inc.	927	23,360
RBC Bearings, Inc. *	181	17,573
SPX Corp. *	4,273	103,620
Standex International Corp.	358	35,854
Supreme Industries, Inc., Class A	3,768	76,340
Tennant Co.	497	36,107
Titan International, Inc.	7,037	72,763
Watts Water Technologies, Inc., Class A	425	26,499
Woodward, Inc.	689	46,797

		1,445,466

Marine - 0.1%
Scorpio Bulkers, Inc. *	4,339	39,919

Media - 0.7%
AMC Entertainment Holdings, Inc., Class A	2,173	68,341
Entravision Communications Corp., Class A	2,467	15,295
EW Scripps Co. (The), Class A *	1,235	28,948
Gray Television, Inc. *	2,135	30,958
IMAX Corp. *	509	17,306
Nexstar Media Group, Inc., Class A	356	24,973
Sinclair Broadcast Group, Inc., Class A(a)	1,581	64,031
World Wrestling Entertainment, Inc., Class A	1,183	26,286

		276,138

Metals & Mining - 2.3%
AK Steel Holding Corp. *	17,341	124,682
Allegheny Technologies, Inc. *	4,288	77,012
Century Aluminum Co. *	6,769	85,899
Cliffs Natural Resources, Inc. *	15,607	128,133
Coeur Mining, Inc. *	7,449	60,188
Gold Resource Corp.	2,912	13,162
Hecla Mining Co.	21,631	114,428
Kaiser Aluminum Corp.	996	79,580
Olympic Steel, Inc.	1,714	31,812
Ryerson Holding Corp. *	5,435	68,481
SunCoke Energy, Inc. *	3,986	35,715
TimkenSteel Corp. *	2,306	43,606
Worthington Industries, Inc.	2,039	91,939

		954,637

Multiline Retail - 0.2%
Big Lots, Inc.	872	42,449
Ollie’s Bargain Outlet Holdings, Inc. *	1,308	43,818

		86,267

Multi-Utilities - 0.2%
Avista Corp.	1,965	76,733

Oil, Gas & Consumable Fuels - 3.4%
Abraxas Petroleum Corp. *	19,535	39,461
Bill Barrett Corp. *	8,255	37,560
California Resources Corp. *	2,648	39,826

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 3.4% (continued)
Callon Petroleum Co. *	10,865	$142,983
Contango Oil & Gas Co. *	2,459	18,000
Denbury Resources, Inc. *	28,962	74,722
Eclipse Resources Corp. *	23,591	59,921
EP Energy Corp., Class A *(a)	11,757	55,846
Evolution Petroleum Corp.	2,084	16,672
GasLog Ltd. (Monaco)	1,757	26,970
Golar LNG Ltd. (Norway)	1,232	34,410
Green Plains, Inc.	616	15,246
Matador Resources Co. *	1,561	37,136
Oasis Petroleum, Inc. *	12,664	180,589
Pacific Ethanol, Inc. *	900	6,165
PDC Energy, Inc. *	1,807	112,666
REX American Resources Corp. *	300	27,147
Ring Energy, Inc. *	5,063	54,782
RSP Permian, Inc. *	5,896	244,271
Sanchez Energy Corp. *(a)	7,309	69,728
SemGroup Corp., Class A	939	33,804
Ship Finance International Ltd. (Norway)	1,000	14,700
Westmoreland Coal Co. *	1,400	20,328

		1,362,933

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. *	2,967	73,641

Personal Products - 0.3%
Avon Products, Inc. *	4,831	21,256
Natural Health Trends Corp.	1,142	33,004
Revlon, Inc., Class A *	830	23,116
USANA Health Sciences, Inc. *	600	34,560

		111,936

Pharmaceuticals - 1.8%
Aerie Pharmaceuticals, Inc. *	2,100	95,235
Amphastar Pharmaceuticals, Inc. *	1,336	19,372
ANI Pharmaceuticals, Inc. *	400	19,804
Aratana Therapeutics, Inc. *	3,238	17,161
Catalent, Inc. *	560	15,859
Corcept Therapeutics, Inc. *	4,780	52,389
Dermira, Inc. *	1,305	44,514
Heska Corp. *	1,128	118,417
Medicines Co. (The) *	1,499	73,301
Nektar Therapeutics *	1,662	39,007
Omeros Corp. *(a)	1,286	19,444
Prestige Brands Holdings, Inc. *	1,126	62,561
Supernus Pharmaceuticals, Inc. *	2,382	74,557
Teligent, Inc. *(a)	3,732	29,147
TherapeuticsMD, Inc. *(a)	3,563	25,654
WaVe Life Sciences Ltd. *	735	20,212

		726,634

Professional Services - 0.6%
Exponent, Inc.	576	34,301
Insperity, Inc.	534	47,339
Kforce, Inc.	539	12,801
Korn/Ferry International	1,020	32,120
Mistras Group, Inc. *	764	16,334
On Assignment, Inc. *	635	30,817

INVESTMENTS	SHARES	VALUE
Professional Services - 0.6% (continued)
WageWorks, Inc. *	817	$59,069

		232,781

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,079	29,856
Kennedy-Wilson Holdings, Inc.	1,600	35,520
Marcus & Millichap, Inc. *	1,193	29,324
RE/MAX Holdings, Inc., Class A	998	59,331
RMR Group, Inc. (The), Class A	278	13,761

		167,792

Road & Rail - 0.7%
ArcBest Corp.	599	15,574
Covenant Transportation Group, Inc., Class A *	1,000	18,800
Heartland Express, Inc.	2,500	50,125
Knight Transportation, Inc.	1,521	47,683
Marten Transport Ltd.	800	18,760
Saia, Inc. *	793	35,130
Swift Transportation Co. *	3,517	72,239
Werner Enterprises, Inc.	1,200	31,440

		289,751

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Energy Industries, Inc. *	1,704	116,826
Advanced Micro Devices, Inc. *	45,132	656,671
Alpha & Omega Semiconductor Ltd. *	2,612	44,900
Ambarella, Inc. *	251	13,732
Amkor Technology, Inc. *	10,686	123,851
Axcelis Technologies, Inc. *	1,752	32,938
Brooks Automation, Inc.	551	12,342
Cabot Microelectronics Corp.	300	22,983
Cavium, Inc. *	609	43,641
CEVA, Inc. *	450	15,975
Cirrus Logic, Inc. *	2,965	179,946
Diodes, Inc. *	696	16,739
Entegris, Inc. *	1,342	31,403
Inphi Corp. *	2,512	122,636
Integrated Device Technology, Inc. *	3,043	72,028
MACOM Technology Solutions Holdings, Inc. *	2,133	103,024
MaxLinear, Inc., Class A *	5,061	141,961
Microsemi Corp. *	2,890	148,922
MKS Instruments, Inc.	908	62,425
Monolithic Power Systems, Inc.	2,229	205,291
Nanometrics, Inc. *	818	24,916
NeoPhotonics Corp. *	2,716	24,471
Photronics, Inc. *	1,352	14,466
Power Integrations, Inc.	424	27,878
Rambus, Inc. *	3,205	42,114
Rudolph Technologies, Inc. *	786	17,606
Semtech Corp. *	662	22,376
Sigma Designs, Inc. *	1,966	12,287
Synaptics, Inc. *	256	12,675
Ultra Clean Holdings, Inc. *	3,844	64,848
Xcerra Corp. *	1,800	16,002
XPERI Corp.	1,800	61,110

		2,508,983

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 4.1%
8x8, Inc. *	4,163	$63,486
ACI Worldwide, Inc. *	1,294	27,679
Aspen Technology, Inc. *	1,283	75,594
Barracuda Networks, Inc. *	1,541	35,613
Blackbaud, Inc.	923	70,766
BroadSoft, Inc. *	1,139	45,788
Callidus Software, Inc. *	2,014	42,999
CommVault Systems, Inc. *	357	18,136
Ebix, Inc. (a)	1,032	63,210
Ellie Mae, Inc. *	1,769	177,378
Fair Isaac Corp.	880	113,476
Gigamon, Inc. *	1,766	62,781
HubSpot, Inc. *	891	53,950
MicroStrategy, Inc., Class A *	200	37,560
Paycom Software, Inc. *	2,586	148,721
Paylocity Holding Corp. *	1,556	60,108
Pegasystems, Inc.	798	34,992
Proofpoint, Inc. *	1,265	94,065
Qualys, Inc. *	787	29,827
RealPage, Inc. *	926	32,317
RingCentral, Inc., Class A *	2,161	61,156
Synchronoss Technologies, Inc. *	477	11,639
Take-Two Interactive Software, Inc. *	2,568	152,205
TiVo Corp.	1,667	31,256
Verint Systems, Inc. *	900	39,038
VirnetX Holding Corp. *	80	184
Zendesk, Inc. *	2,394	67,128

		1,651,052

Specialty Retail - 0.9%
American Eagle Outfitters, Inc.	1,881	26,390
Barnes & Noble, Inc.	1,300	12,025
Caleres, Inc.	931	24,597
Children’s Place, Inc. (The)	498	59,785
Five Below, Inc. *	984	42,617
Group 1 Automotive, Inc.	200	14,816
Lithia Motors, Inc., Class A	602	51,561
MarineMax, Inc. *	669	14,484
Monro Muffler Brake, Inc.	625	32,562
Party City Holdco, Inc. *	1,551	21,792
Select Comfort Corp. *	1,283	31,806
Tailored Brands, Inc.	1,080	16,135
Tile Shop Holdings, Inc.	1,151	22,157
Tilly’s, Inc., Class A	1,337	12,060

		382,787

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *(a)	6,183	92,498
Cray, Inc. *	1,006	22,031
Electronics For Imaging, Inc. *	983	48,000
Immersion Corp. *	1,473	12,756
Super Micro Computer, Inc. *	1,027	26,035

		201,320

Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	1,013	59,514
G-III Apparel Group Ltd. *	878	19,219
Steven Madden Ltd. *	651	25,096

		103,829

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 2.4%
Beneficial Bancorp, Inc.	1,856	$29,696
BofI Holding, Inc. *	3,235	84,531
Capitol Federal Financial, Inc.	4,102	60,012
Essent Group Ltd. *	1,115	40,330
First Defiance Financial Corp.	725	35,895
HomeStreet, Inc. *	1,444	40,360
Kearny Financial Corp.	3,143	47,302
LendingTree, Inc. *	622	77,968
Meridian Bancorp, Inc.	1,087	19,892
Meta Financial Group, Inc.	1,311	116,023
MGIC Investment Corp. *	1,591	16,117
Nationstar Mortgage Holdings, Inc. *	2,032	32,024
Northwest Bancshares, Inc.	7,532	126,839
Oritani Financial Corp.	2,501	42,517
PennyMac Financial Services, Inc., Class A	835	14,237
Radian Group, Inc.	1,398	25,108
Walker & Dunlop, Inc. *	980	40,856
Washington Federal, Inc.	2,434	80,565
Waterstone Financial, Inc.	2,000	36,500

		966,772

Tobacco - 0.1%
Universal Corp.	323	22,852
Vector Group Ltd.	1,505	31,304

		54,156

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	1,474	35,568
Beacon Roofing Supply, Inc. *	1,573	77,329
CAI International, Inc. *	1,857	29,229
DXP Enterprises, Inc. *	1,558	59,001
H&E Equipment Services, Inc.	878	21,529
MRC Global, Inc. *	3,803	69,709
Neff Corp., Class A *	1,111	21,609
NOW, Inc. *	2,346	39,788
Univar, Inc. *	4,269	130,887

		484,649

Water Utilities - 0.2%
American States Water Co.	300	13,290
Connecticut Water Service, Inc.	635	33,750
Middlesex Water Co.	1,085	40,091
York Water Co. (The)	352	12,338

		99,469

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *	1,931	25,083
Shenandoah Telecommunications Co.	2,014	56,493

		81,576

TOTAL COMMON STOCKS (cost $31,804,916)		39,444,340

EXCHANGE TRADED FUND - 1.9%
iShares Russell 2000 Fund (cost $593,293)	5,575	766,451

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 1.2%

Investment Company - 1.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $472,930) (2)(b)	472,930	$472,930

SECURITIES LENDING COLLATERAL - 2.2%

Investment Company - 2.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $889,104) (2)(b)(c)	889,104	889,104

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.2% (cost $33,760,243)		41,572,825

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%		(891,233)

NET ASSETS - 100.0%		$40,681,592

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,595,678	8.8%
Consumer Staples	1,289,311	3.2
Energy	2,259,215	5.6
Exchange Traded Fund	766,451	1.9
Financials	7,827,431	19.1
Health Care	5,480,502	13.5
Industrials	5,276,516	13.0
Information Technology	8,640,845	21.2
Materials	2,486,664	6.1
Real Estate	1,651,231	4.0
Telecommunication Services	306,289	0.8
Utilities	630,658	1.6
Short-Term Investment	472,930	1.2
Securities Lending Collateral	889,104	2.2

Total Investments In Securities At Value	41,572,825	102.2
Liabilities in Excess of Other Assets	(891,233)	(2.2)

Net Assets	$40,681,592	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $855,535.
(b)	Represents 7-day effective yield as of 3/31/2017.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Australia - 6.4%
AGL Energy Ltd.	13,172	$265,325
Amcor Ltd.	28,362	326,231
Aristocrat Leisure Ltd.	10,915	149,825
Australia & New Zealand Banking Group Ltd.	8,617	209,227
BHP Billiton plc	55,288	852,758
Brambles Ltd.	7,344	52,447
Caltex Australia Ltd.	5,724	128,971
Commonwealth Bank of Australia	525	34,427
Crown Resorts Ltd.	9,828	88,659
CSL Ltd.	3,340	319,791
Dexus Property Group, REIT	14,878	111,043
Domino’s Pizza Enterprises Ltd.	2,129	94,516
Fortescue Metals Group Ltd.	83,207	396,328
GPT Group (The), REIT	27,005	106,282
Insurance Australia Group Ltd.	28,183	130,223
Medibank Pvt Ltd.	45,386	97,757
National Australia Bank Ltd.	4,482	114,122
Newcrest Mining Ltd.	1,789	30,494
Origin Energy Ltd. *	22,574	121,430
Qantas Airways Ltd.	35,049	104,160
Ramsay Health Care Ltd.	5,589	298,353
Scentre Group, REIT	99,870	327,407
South32 Ltd.	136,113	286,948
Suncorp Group Ltd.	11,005	111,057
Telstra Corp. Ltd.	15,817	56,283
Treasury Wine Estates Ltd.	54,769	511,632
Vocus Group Ltd.	7,529	24,844
Westfield Corp., REIT	3,852	26,130

		5,376,670

Austria - 0.6%
ANDRITZ AG	2,003	100,177
OMV AG	6,031	237,677
Raiffeisen Bank International AG *	7,699	173,626

		511,480

Belgium - 0.6%
Ageas	9,048	353,331
Umicore SA	2,521	143,569

		496,900

Canada - 12.8%
Agnico Eagle Mines Ltd. (1)	1,446	61,348
Alimentation Couche-Tard, Inc., Class B (1)	3,153	142,446
Bank of Montreal (1)	8,247	615,990
Bank of Nova Scotia (The) (1)	14,273	835,011
Barrick Gold Corp. (1)	8,109	154,027
Bombardier, Inc., Class B (1)*	35,987	55,204
Canadian Imperial Bank of Commerce (1)	2,232	192,460
Canadian National Railway Co. (1)	1,752	129,320
Canadian Natural Resources Ltd. (1)	16,783	549,484
Canadian Tire Corp. Ltd., Class A (1)	1,056	125,448
CCL Industries, Inc., Class B (1)	1,230	268,355
Cenovus Energy, Inc. (1)	1,862	21,072
CGI Group, Inc., Class A (1)*	3,792	181,694
CI Financial Corp. (1)	4,493	89,296
Constellation Software, Inc. (1)	299	146,931
Dollarama, Inc. (1)	2,965	245,721

INVESTMENTS	SHARES	VALUE
Canada - 12.8% (continued)
Enbridge, Inc. (1)	9,388	$393,282
Encana Corp., Class R (1)	26,398	309,269
First Quantum Minerals Ltd. (1)	30,220	321,095
Gildan Activewear, Inc. (1)	4,254	114,935
Inter Pipeline Ltd. (1)	1,724	36,338
Jean Coutu Group PJC, Inc. (The), Class A (1)	2,305	36,278
Keyera Corp. (1)	4,562	133,822
Kinross Gold Corp. (1)*	18,787	66,256
Manulife Financial Corp. (1)	14,399	255,422
Methanex Corp. (1)	780	36,547
National Bank of Canada (1)	1,009	42,368
Onex Corp. (1)	1,464	105,079
Open Text Corp. (1)	2,452	83,341
Pembina Pipeline Corp. (1)	2,911	92,243
PrairieSky Royalty Ltd. (1)	6,093	128,563
Restaurant Brands International, Inc. (1)	5,059	281,814
Royal Bank of Canada (1)	15,391	1,121,355
Saputo, Inc. (1)	2,750	94,896
Seven Generations Energy Ltd., Class A (1)*	13,260	242,297
Silver Wheaton Corp. (1)	7,191	149,838
Sun Life Financial, Inc. (1)	7,180	262,181
Suncor Energy, Inc. (1)	17,985	552,188
Teck Resources Ltd., Class B (1)	18,390	402,137
Toronto-Dominion Bank (The) (1)	18,588	931,042
Tourmaline Oil Corp. (1)*	1,263	28,160
TransCanada Corp. (1)	12,341	569,513
Veresen, Inc. (1)	13,212	146,044
Vermilion Energy, Inc. (1)	779	29,213

		10,779,323

Chile - 0.0% (a)
Antofagasta plc	3,557	37,137

China - 0.4%
BOC Hong Kong Holdings Ltd.	89,500	365,815

Denmark - 1.2%
Chr Hansen Holding A/S	1,123	72,038
Danske Bank A/S	2,517	85,820
Genmab A/S *	1,353	260,357
ISS A/S	1,327	50,167
Pandora A/S	1,423	157,495
Tryg A/S	11,965	216,940
Vestas Wind Systems A/S	2,208	179,599

		1,022,416

Finland - 1.0%
Kone OYJ, Class B	3,861	169,607
Neste OYJ	9,026	352,942
Nokian Renkaat OYJ	1,449	60,478
Sampo OYJ, Class A	3,563	169,067
UPM-Kymmene OYJ	3,746	87,953

		840,047

France - 6.7%
Accor SA	917	38,142
Airbus SE	10,257	782,217
AXA SA	6,712	173,410
BNP Paribas SA	10,463	696,250

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 6.7% (continued)
Capgemini SA	1,863	$171,965
Credit Agricole SA	26,078	352,488
Dassault Systemes SE	2,145	185,525
Essilor International SA	726	88,144
Hermes International	304	143,909
Iliad SA	513	114,569
L’Oreal SA	548	105,401
LVMH Moet Hennessy Louis Vuitton SE	1,666	366,174
Orange SA	18,570	288,310
Peugeot SA	2,366	47,551
Renault SA	555	48,214
Safran SA	2,841	212,035
Sanofi	811	73,311
SFR Group SA *	3,252	102,127
Societe Generale SA	14,482	733,735
TOTAL SA	10,152	513,320
Valeo SA	5,598	372,389

		5,609,186

Germany - 8.7%
adidas AG	4,540	863,654
Allianz SE (Registered)	721	133,707
BASF SE	4,076	403,580
Brenntag AG	1,417	79,418
Continental AG	724	158,737
Covestro AG (b)	2,500	192,597
Deutsche Post AG (Registered)	5,125	175,396
Deutsche Wohnen AG	1,901	62,603
Fresenius Medical Care AG & Co. KGaA	459	38,704
GEA Group AG	2,394	101,705
Hannover Rueck SE	3,192	367,819
HeidelbergCement AG	1,072	100,391
Infineon Technologies AG	42,845	876,923
LANXESS AG	363	24,351
MAN SE	594	61,228
Merck KGaA	2,173	247,620
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264	51,679
OSRAM Licht AG	1,230	77,135
ProSiebenSat.1 Media SE	1,995	88,340
RWE AG *	3,865	64,051
SAP SE	12,021	1,179,356
Siemens AG (Registered)	10,247	1,403,554
Symrise AG	675	44,888
thyssenkrupp AG	9,994	244,830
Vonovia SE	2,797	98,544
Zalando SE *(b)	3,246	131,194

		7,272,004

Hong Kong - 2.8%
AIA Group Ltd.	69,200	436,787
ASM Pacific Technology Ltd.	2,600	35,370
Cathay Pacific Airways Ltd.	44,000	63,877
Cheung Kong Property Holdings Ltd.	7,000	47,221
CK Hutchison Holdings Ltd.	7,000	86,183
CLP Holdings Ltd.	26,000	272,180
Galaxy Entertainment Group Ltd.	20,000	109,543
Henderson Land Development Co. Ltd.	18,150	112,541
Hong Kong Exchanges & Clearing Ltd.	3,200	80,749
Link REIT	26,000	182,228

INVESTMENTS	SHARES	VALUE
Hong Kong - 2.8% (continued)
MTR Corp. Ltd.	19,500	$109,559
PCCW Ltd.	75,000	44,244
Power Assets Holdings Ltd.	4,000	34,503
Sands China Ltd.	26,400	122,380
Sun Hung Kai Properties Ltd.	9,000	132,302
Techtronic Industries Co. Ltd.	14,000	56,676
WH Group Ltd. (b)	251,500	216,874
Wharf Holdings Ltd. (The)	16,000	137,505
Wheelock & Co. Ltd.	9,000	71,193

		2,351,915

Italy - 1.0%
Atlantia SpA	3,173	81,851
Enel SpA	9,323	43,869
Eni SpA	14,544	238,133
Leonardo SpA	9,430	133,722
Mediobanca SpA	11,433	103,083
Prysmian SpA	2,292	60,595
Snam SpA	36,381	157,237

		818,490

Japan - 17.5%
Acom Co. Ltd. *	17,500	70,048
Aisin Seiki Co. Ltd.	1,800	88,654
Alfresa Holdings Corp.	1,400	24,338
Alps Electric Co. Ltd.	3,400	96,406
Asahi Glass Co. Ltd.	6,000	48,681
Asahi Kasei Corp.	3,000	29,149
Brother Industries Ltd.	3,800	79,466
Chiba Bank Ltd. (The)	4,000	25,739
CYBERDYNE, Inc.*(c)	3,000	43,110
Daicel Corp.	3,400	41,057
Dai-ichi Life Holdings, Inc.	19,500	349,038
Daiichi Sankyo Co. Ltd.	2,400	54,147
Daikin Industries Ltd.	3,800	383,185
Daito Trust Construction Co. Ltd.	1,000	137,497
Daiwa House Industry Co. Ltd.	3,100	89,106
DeNA Co. Ltd.	2,800	57,003
FamilyMart UNY Holdings Co. Ltd.	800	47,734
Fuji Electric Co. Ltd.	6,000	35,731
FUJIFILM Holdings Corp.	2,000	78,396
Fujitsu Ltd.	7,000	42,969
Fukuoka Financial Group, Inc.	5,000	21,719
Hitachi Chemical Co. Ltd.	1,800	50,001
Hitachi Construction Machinery Co. Ltd.	2,500	62,556
Hitachi Ltd.	5,000	27,149
Hoshizaki Corp.	1,200	94,850
Hoya Corp.	2,200	106,284
Idemitsu Kosan Co. Ltd.	10,100	351,574
IHI Corp. *	12,000	37,958
Iida Group Holdings Co. Ltd.	6,600	101,565
Japan Airport Terminal Co. Ltd.	900	31,398
JFE Holdings, Inc.	3,600	61,919
JXTG Holdings, Inc.	13,500	66,468
Kajima Corp.	13,000	85,034
Kakaku.com, Inc.	2,500	34,129
Kaneka Corp.	4,000	29,917
Keihan Holdings Co. Ltd.	13,000	79,637
Keisei Electric Railway Co. Ltd.	2,600	60,517

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 17.5% (continued)
Keyence Corp.	1,000	$401,173
Kikkoman Corp.	3,000	89,660
Koito Manufacturing Co. Ltd.	5,000	260,592
Komatsu Ltd.	10,900	285,507
Konami Holdings Corp.	2,600	110,434
Kose Corp.	400	36,352
M3, Inc.	5,800	144,550
Mabuchi Motor Co. Ltd.	900	50,804
Marui Group Co. Ltd.	3,700	50,417
Mebuki Financial Group, Inc.	6,000	23,976
MEIJI Holdings Co. Ltd.	1,100	91,789
MINEBEA MITSUMI, Inc.	7,900	105,625
Mitsubishi Chemical Holdings Corp.	8,100	62,888
Mitsubishi Corp.	5,900	127,868
Mitsubishi Electric Corp.	18,300	263,672
Mitsubishi Gas Chemical Co., Inc.	8,800	183,290
Mitsubishi Tanabe Pharma Corp.	1,900	39,670
Mitsubishi UFJ Financial Group, Inc.	165,000	1,039,363
Mitsui & Co. Ltd.	1,600	23,235
Mitsui Chemicals, Inc.	10,000	49,543
Mitsui OSK Lines Ltd.	8,000	25,141
Mixi, Inc.	1,700	82,232
Mizuho Financial Group, Inc.	35,400	64,979
Nexon Co. Ltd.	5,700	90,643
Nidec Corp.	500	47,752
Nintendo Co. Ltd.	1,500	348,058
Nippon Paint Holdings Co. Ltd.	2,900	101,287
Nisshin Seifun Group, Inc.	3,800	56,810
Nitori Holdings Co. Ltd.	2,700	342,898
Nitto Denko Corp.	900	69,624
Nomura Holdings, Inc.	45,900	284,137
Nomura Real Estate Master Fund, Inc., REIT	54	83,986
Nomura Research Institute Ltd.	1,650	60,827
NSK Ltd.	5,900	84,519
NTT Data Corp.	2,500	118,716
Obayashi Corp.	15,000	140,652
Obic Co. Ltd.	1,600	76,439
Olympus Corp.	900	34,737
Otsuka Corp.	1,200	65,202
Otsuka Holdings Co. Ltd.	5,500	248,933
Park24 Co. Ltd.	3,600	94,587
Recruit Holdings Co. Ltd.	500	25,573
Resona Holdings, Inc.	33,500	180,092
Rinnai Corp.	500	39,831
Rohm Co. Ltd.	400	26,630
Ryohin Keikaku Co. Ltd.	400	87,930
Secom Co. Ltd.	1,300	93,415
Seiko Epson Corp.	2,200	46,418
Sekisui House Ltd.	3,900	64,306
Sharp Corp. *(c)	62,000	260,808
Shimadzu Corp.	5,000	79,574
Shimamura Co. Ltd.	300	39,769
Shimano, Inc.	1,100	161,115
Shimizu Corp.	12,000	107,758
Shin-Etsu Chemical Co. Ltd.	5,900	512,824
Shionogi & Co. Ltd.	4,300	222,601
Shiseido Co. Ltd.	3,600	94,754
SoftBank Group Corp.	9,200	652,419
Sohgo Security Services Co. Ltd.	2,400	89,898

INVESTMENTS	SHARES	VALUE
Japan - 17.5% (continued)
Sony Corp.	12,000	$404,981
Sumitomo Heavy Industries Ltd.	24,000	167,790
Sumitomo Mitsui Financial Group, Inc.	8,000	291,190
Suruga Bank Ltd.	3,000	63,322
Suzuki Motor Corp.	2,200	91,374
Sysmex Corp.	3,000	182,524
T&D Holdings, Inc.	11,800	171,037
Taiheiyo Cement Corp.	7,000	23,490
Taisei Corp.	11,000	80,444
Teijin Ltd.	1,800	33,988
Terumo Corp.	5,600	194,673
Toho Gas Co. Ltd.	12,000	85,112
Tokio Marine Holdings, Inc.	700	29,585
Tokyo Electron Ltd.	2,800	306,534
Tokyu Corp.	4,000	28,421
Toray Industries, Inc.	5,000	44,500
TOTO Ltd.	3,500	132,402
Trend Micro, Inc.	2,500	111,276
USS Co. Ltd.	4,900	82,068
Yamaha Corp.	6,000	165,989
Yamaha Motor Co. Ltd.	2,600	62,599
Yamato Holdings Co. Ltd.	2,100	44,004
Yaskawa Electric Corp.	3,500	70,484

		14,740,198

Luxembourg - 1.0%
ArcelorMittal *	78,217	654,370
Tenaris SA	10,169	175,846

		830,216

Macau - 0.1%
MGM China Holdings Ltd.	16,000	33,364
Wynn Macau Ltd.	25,600	52,140

		85,504

Mexico - 0.2%
Fresnillo plc	9,966	194,181

Netherlands - 5.5%
Altice NV, Class A *	4,050	91,606
ASML Holding NV	6,249	829,198
EXOR NV	621	32,111
ING Groep NV	51,848	783,126
Koninklijke DSM NV	1,536	103,879
Koninklijke Philips NV	4,693	150,759
NN Group NV	1,912	62,096
Randstad Holding NV	1,696	97,771
Royal Dutch Shell plc, Class B	82,690	2,273,100
Wolters Kluwer NV	5,281	219,174

		4,642,820

Norway - 0.8%
DNB ASA	17,192	272,984
Golar LNG Ltd. (3)(d)	70	1,386
Marine Harvest ASA *	5,386	82,160
Norsk Hydro ASA	41,750	243,308
Statoil ASA	5,601	96,273

		696,111

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Portugal - 0.3%
Galp Energia SGPS SA	14,388	$218,228

Singapore - 0.3%
ComfortDelGro Corp. Ltd.	16,200	29,653
DBS Group Holdings Ltd.	2,900	40,171
Singapore Telecommunications Ltd.	74,000	207,373

		277,197

Spain - 3.5%
Aena SA (b)	716	113,170
Amadeus IT Group SA, Class A	6,461	327,370
Banco Santander SA	270,514	1,655,901
CaixaBank SA	42,585	183,094
Ferrovial SA	8,844	176,769
Gas Natural SDG SA	1,448	31,673
Grifols SA	3,053	74,905
Industria de Diseno Textil SA	6,205	218,519
Repsol SA	7,430	115,112

		2,896,513

Sweden - 3.9%
Assa Abloy AB, Class B	13,984	287,479
Atlas Copco AB, Class A	12,084	425,950
Boliden AB	14,599	434,544
Electrolux AB, Series B (c)	2,915	80,926
Hexagon AB, Class B	1,945	78,062
ICA Gruppen AB	1,565	53,379
Kinnevik AB, Class B	2,239	59,683
Lundin Petroleum AB*	10,480	212,704
Nordea Bank AB	29,238	333,572
Sandvik AB	22,302	333,124
Skandinaviska Enskilda Banken AB, Class A	2,190	24,336
Skanska AB, Class B	14,829	349,006
Svenska Handelsbanken AB, Class A	16,056	220,032
Swedbank AB, Class A	11,274	260,863
Volvo AB, Class B	7,103	104,783

		3,258,443

Switzerland - 4.7%
ABB Ltd. (Registered)	28,846	675,155
Coca-Cola HBC AG *	2,201	56,821
EMS-Chemie Holding AG (Registered)	460	267,899
Geberit AG (Registered)	528	227,521
Givaudan SA (Registered)	140	252,147
Glencore plc *	177,720	697,293
LafargeHolcim Ltd. (Registered) *	3,417	201,601
Lonza Group AG (Registered) *	808	152,729
Partners Group Holding AG	1,371	736,794
Schindler Holding AG	238	46,038
Sika AG	34	203,922
STMicroelectronics NV	12,404	190,868
Swiss Re AG	1,402	125,922
Zurich Insurance Group AG	492	131,296

		3,966,006

United Kingdom - 16.3%
3i Group plc	5,219	49,002
Admiral Group plc	1,746	43,505
Anglo American plc *	24,124	368,590

INVESTMENTS	SHARES	VALUE
United Kingdom - 16.3% (continued)
Ashtead Group plc	4,765	$98,632
Associated British Foods plc	839	27,407
AstraZeneca plc	4,402	270,666
Auto Trader Group plc(b)	29,518	144,870
BAE Systems plc	37,113	298,693
Barclays plc	30,109	84,991
Barratt Developments plc	7,602	52,074
BP plc	198,023	1,139,844
British American Tobacco plc	28,247	1,874,077
BT Group plc	11,010	43,964
Bunzl plc	6,811	197,965
CNH Industrial NV	3,531	33,986
Compass Group plc	28,409	536,368
Diageo plc	1,887	54,035
Direct Line Insurance Group plc	42,210	183,649
Dixons Carphone plc	18,897	75,265
Experian plc	5,258	107,270
Fiat Chrysler Automobiles NV	23,564	257,444
GlaxoSmithKline plc	39,536	822,070
HSBC Holdings plc	165,229	1,347,748
Imperial Brands plc	7,733	374,770
Inmarsat plc	6,370	67,864
International Consolidated Airlines Group SA	5,167	34,129
Intertek Group plc	3,758	184,979
ITV plc	79,090	217,115
Kingfisher plc	13,199	54,005
Legal & General Group plc	45,149	139,801
Marks & Spencer Group plc	12,540	52,967
Merlin Entertainments plc(b)	9,248	55,590
National Grid plc	39,751	504,333
Next plc	515	27,860
Pearson plc	4,138	35,284
Persimmon plc	12,600	330,581
Petrofac Ltd.	4,403	50,861
Prudential plc	20,491	432,838
Randgold Resources Ltd.	2,064	180,353
Reckitt Benckiser Group plc	5,607	511,872
RELX NV	13,050	242,098
Rio Tinto plc	10,666	429,495
Sage Group plc (The)	32,325	255,350
Severn Trent plc	846	25,235
Smith & Nephew plc	3,009	45,814
SSE plc	1,950	36,038
Standard Chartered plc *	37,014	354,036
Taylor Wimpey plc	76,759	185,663
United Utilities Group plc	2,545	31,688
Vodafone Group plc	255,688	666,319
Whitbread plc	1,309	64,952

		13,704,005

United States - 0.4%
Shire plc	580	33,795
Thomson Reuters Corp. (1)	6,055	261,851

		295,646

TOTAL COMMON STOCKS (cost $74,412,666)		81,286,451

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 2.9%

Investment Company - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $2,435,270) (e)	2,435,270	$2,435,270

SECURITIES LENDING COLLATERAL - 0.5%

Investment Company - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $399,796) (e)(f)	399,796	399,796

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (cost $77,247,732)		84,121,517

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (g)		(62,296)

NET ASSETS - 100.0%		$84,059,221

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$8,592,416	10.2%
Consumer Staples	4,559,145	5.4
Energy	9,682,593	11.5
Financials	20,074,945	23.9
Health Care	4,021,826	4.8
Industrials	11,641,878	13.8
Information Technology	7,096,980	8.4
Materials	10,228,755	12.2
Real Estate	1,725,588	2.1
Telecommunication Services	2,268,317	2.7
Utilities	1,394,008	1.7
Short-Term Investment	2,435,270	2.9
Securities Lending Collateral	399,796	0.5

Total Investments In Securities At Value	84,121,517	100.1
Liabilities in Excess of Other Assets (g)	(62,296)	(0.1)

Net Assets	$84,059,221	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $854,295, which represents approximately 1.02% of net assets of the fund.
(c)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $380,149.
(d)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $1,386, which represents approximately 0.00% of net assets of the fund.
(e)	Represents 7-day effective yield as of 3/31/2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SGPS - Sociedade Gestora de Participacões Sociais

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
17	JPMS	E-Mini MSCI EAFE Index Futures	06/2017	$1,487,691	$1,514,700	$27,009

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$42,287	$42,287

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.9%

Aerospace & Defense - 3.3%
Boeing Co. (The)	64,838	$11,467,249
General Dynamics Corp.	18,991	3,555,115
Huntington Ingalls Industries, Inc.	1,805	361,433
Lockheed Martin Corp.	15,030	4,022,028
Northrop Grumman Corp.	23,682	5,632,527
Raytheon Co.	26,910	4,103,775
Rockwell Collins, Inc.	3,469	337,048
United Technologies Corp.	24,858	2,789,316

		32,268,491

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	25,824	1,995,937
Expeditors International of Washington, Inc.	67,962	3,839,173
FedEx Corp.	4,513	880,712
United Parcel Service, Inc., Class B	53,238	5,712,438

		12,428,260

Airlines - 0.4%
Alaska Air Group, Inc.	17,391	1,603,798
Southwest Airlines Co.	45,397	2,440,543

		4,044,341

Banks - 5.9%
Bank of Hawaii Corp.	20,762	1,709,958
BB&T Corp.	37,331	1,668,696
BOK Financial Corp.	20,197	1,580,819
Commerce Bancshares, Inc.	33,191	1,864,007
Cullen/Frost Bankers, Inc.	11,255	1,001,357
East West Bancorp, Inc.	48,904	2,523,935
Fifth Third Bancorp	37,592	954,837
First Republic Bank	2,157	202,348
JPMorgan Chase & Co.	2,379	208,971
M&T Bank Corp.	49,427	7,647,840
PacWest Bancorp	26,130	1,391,684
People’s United Financial, Inc.	22,078	401,820
PNC Financial Services Group, Inc. (The)	43,562	5,237,895
Signature Bank *	4,728	701,588
SunTrust Banks, Inc.	15,300	846,090
SVB Financial Group *	19,443	3,618,148
TCF Financial Corp.	103,623	1,763,663
US Bancorp	249,687	12,858,881
Wells Fargo & Co.	203,678	11,336,717

		57,519,254

Beverages - 3.6%
Brown-Forman Corp., Class B	30,737	1,419,435
Coca-Cola Co. (The)	273,890	11,623,892
Dr Pepper Snapple Group, Inc.	48,385	4,737,859
Monster Beverage Corp. *	81,007	3,740,093
PepsiCo, Inc.	126,793	14,183,065

		35,704,344

Biotechnology - 0.4%
Biogen, Inc. *	603	164,872
Bioverativ, Inc. *	301	16,393
Regeneron Pharmaceuticals, Inc. *	932	361,159
Seattle Genetics, Inc. *	18,556	1,166,430

INVESTMENTS	SHARES	VALUE
Biotechnology - 0.4% (continued)
United Therapeutics Corp. *	16,989	$2,299,971

		4,008,825

Capital Markets - 0.7%
Bank of New York Mellon Corp. (The)	12,985	613,282
CBOE Holdings, Inc.	31,091	2,520,548
FactSet Research Systems, Inc.	7,520	1,240,123
Franklin Resources, Inc.	32,502	1,369,634
T Rowe Price Group, Inc.	15,202	1,036,016
Thomson Reuters Corp.	8,739	377,787

		7,157,390

Chemicals - 1.7%
Air Products & Chemicals, Inc.	6,134	829,869
Ecolab, Inc.	30,556	3,829,889
International Flavors & Fragrances, Inc.	805	106,687
NewMarket Corp.	3,067	1,390,056
PPG Industries, Inc.	37,805	3,972,549
Praxair, Inc.	7,705	913,813
Sherwin-Williams Co. (The)	16,743	5,193,511

		16,236,374

Commercial Services & Supplies - 2.1%
Cintas Corp.	4,682	592,460
Clean Harbors, Inc. *	12,491	694,749
Republic Services, Inc.	104,442	6,560,002
Rollins, Inc.	42,808	1,589,461
Waste Management, Inc.	151,431	11,042,349

		20,479,021

Communications Equipment - 0.9%
Arista Networks, Inc. *	17,410	2,302,821
Cisco Systems, Inc.	147,861	4,997,702
F5 Networks, Inc. *	12,290	1,752,185
Palo Alto Networks, Inc. *	975	109,863

		9,162,571

Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	18,908	1,045,234
Quanta Services, Inc. *	41,772	1,550,159

		2,595,393

Consumer Finance - 0.4%
American Express Co.	19,451	1,538,769
Discover Financial Services	28,256	1,932,428
SLM Corp. *	12,784	154,686

		3,625,883

Containers & Packaging - 0.0% (a)
Avery Dennison Corp.	2,810	226,486

Distributors - 0.2%
Genuine Parts Co.	15,086	1,394,097
Pool Corp.	3,047	363,599

		1,757,696

Diversified Consumer Services - 0.3%
H&R Block, Inc.	122,805	2,855,216

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	214,076	$8,894,858
Verizon Communications, Inc.	185,020	9,019,725

		17,914,583

Electric Utilities - 4.9%
Alliant Energy Corp.	9,681	383,464
American Electric Power Co., Inc.	105,096	7,055,094
Duke Energy Corp.	53,406	4,379,826
Edison International	58,406	4,649,702
Entergy Corp.	11,945	907,342
Eversource Energy	5,106	300,131
Exelon Corp.	40,444	1,455,175
NextEra Energy, Inc.	50,264	6,452,390
OGE Energy Corp.	95,514	3,341,080
PG&E Corp.	47,968	3,183,156
Pinnacle West Capital Corp.	77,904	6,495,636
PPL Corp.	34,422	1,287,039
Southern Co. (The)	97,732	4,865,099
Xcel Energy, Inc.	87,827	3,903,910

		48,659,044

Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,023	616,692
Emerson Electric Co.	8,792	526,289
Rockwell Automation, Inc.	10,199	1,588,086

		2,731,067

Electronic Equipment, Instruments & Components - 0.4%
Dolby Laboratories, Inc., Class A	16,241	851,191
FLIR Systems, Inc.	42,716	1,549,736
IPG Photonics Corp. *	2,054	247,918
National Instruments Corp.	34,094	1,110,101

		3,758,946

Food & Staples Retailing - 3.8%
Casey’s General Stores, Inc.	12,737	1,429,728
Costco Wholesale Corp.	68,036	11,408,957
CVS Health Corp.	8,719	684,441
Kroger Co. (The)	29,402	867,065
Sysco Corp.	120,742	6,268,925
Walgreens Boots Alliance, Inc.	21,882	1,817,300
Wal-Mart Stores, Inc.	192,045	13,842,604
Whole Foods Market, Inc.	25,066	744,961

		37,063,981

Food Products - 3.0%
Campbell Soup Co.	59,691	3,416,713
General Mills, Inc.	81,358	4,800,936
Hershey Co. (The)	45,838	5,007,801
Hormel Foods Corp.	55,696	1,928,752
Ingredion, Inc.	4,746	571,561
Kellogg Co.	22,182	1,610,635
Kraft Heinz Co. (The)	34,065	3,093,443
McCormick & Co., Inc. (Non-Voting)	52,222	5,094,256
Mead Johnson Nutrition Co.	37,016	3,297,385
Mondelez International, Inc., Class A	10,896	469,400
Tyson Foods, Inc., Class A	2,366	146,006

		29,436,888

INVESTMENTS	SHARES	VALUE
Gas Utilities - 0.8%
Atmos Energy Corp.	48,008	$3,792,152
UGI Corp.	77,821	3,844,357

		7,636,509

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	12,102	537,450
ABIOMED, Inc. *	16,466	2,061,543
Align Technology, Inc. *	22,381	2,567,325
Baxter International, Inc.	4,311	223,568
Becton Dickinson and Co.	9,537	1,749,467
CR Bard, Inc.	19,160	4,762,026
Danaher Corp.	37,871	3,239,107
DENTSPLY SIRONA, Inc.	1,908	119,136
DexCom, Inc. *	9,462	801,715
Edwards Lifesciences Corp. *	13,258	1,247,180
IDEXX Laboratories, Inc. *	5,121	791,758
Intuitive Surgical, Inc. *	5,481	4,201,022
Medtronic plc	41,707	3,359,916
ResMed, Inc.	33,673	2,423,446
Stryker Corp.	35,999	4,739,268
Varex Imaging Corp. *	5,638	189,437
Varian Medical Systems, Inc. *	14,097	1,284,660
West Pharmaceutical Services, Inc.	9,245	754,484

		35,052,508

Health Care Providers & Services - 2.5%
Aetna, Inc.	17,578	2,242,074
AmerisourceBergen Corp.	14,583	1,290,596
Anthem, Inc.	25,530	4,222,151
Cardinal Health, Inc.	32,787	2,673,780
Henry Schein, Inc. *	20,221	3,436,963
McKesson Corp.	2,261	335,216
UnitedHealth Group, Inc.	62,800	10,299,828

		24,500,608

Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. *	4,219	1,879,649
Darden Restaurants, Inc.	49,546	4,145,514
Domino’s Pizza, Inc.	7,900	1,455,970
McDonald’s Corp.	83,404	10,809,992
Panera Bread Co., Class A *	12,557	3,288,302
Starbucks Corp.	140,873	8,225,574
Yum Brands, Inc.	74,360	4,751,604

		34,556,605

Household Durables - 0.1%
Garmin Ltd.	17,021	869,944
Tupperware Brands Corp.	7,624	478,177

		1,348,121

Household Products - 4.0%
Church & Dwight Co., Inc.	117,543	5,861,869
Clorox Co. (The)	43,465	5,860,386
Colgate-Palmolive Co.	135,276	9,900,851
Kimberly-Clark Corp.	25,641	3,375,125
Procter & Gamble Co. (The)	157,811	14,179,318

		39,177,549

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Industrial Conglomerates - 2.4%
3M Co.	74,782	$14,308,040
General Electric Co.	68,722	2,047,916
Honeywell International, Inc.	56,022	6,995,467

		23,351,423

Insurance - 9.7%
Aflac, Inc.	18,698	1,354,109
Alleghany Corp. *	4,487	2,757,979
Allstate Corp. (The)	178,622	14,555,907
American Financial Group, Inc.	23,358	2,228,820
American National Insurance Co.	930	109,768
Aon plc	33,361	3,959,617
Arch Capital Group Ltd. *	35,822	3,394,851
Arthur J Gallagher & Co.	2,692	152,206
Aspen Insurance Holdings Ltd.	7,554	393,186
Assurant, Inc.	10,450	999,751
Assured Guaranty Ltd.	7,595	281,850
Axis Capital Holdings Ltd.	34,907	2,339,816
Chubb Ltd.	80,447	10,960,904
Cincinnati Financial Corp.	8,018	579,461
CNA Financial Corp.	8,681	383,440
Erie Indemnity Co., Class A	2,762	338,897
Everest Re Group Ltd.	30,160	7,051,710
FNF Group	34,633	1,348,609
Markel Corp. *	3,004	2,931,483
Marsh & McLennan Cos., Inc.	54,059	3,994,419
Mercury General Corp.	9,147	557,876
ProAssurance Corp.	13,873	835,848
Progressive Corp. (The)	301,846	11,826,326
RenaissanceRe Holdings Ltd.	22,718	3,286,159
Travelers Cos., Inc. (The)	109,666	13,219,140
Validus Holdings Ltd.	25,539	1,440,144
White Mountains Insurance Group Ltd.	1,337	1,176,400
WR Berkley Corp.	37,820	2,671,227

		95,129,903

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. *	9,146	8,108,295
Netflix, Inc. *	16,646	2,460,445
Priceline Group, Inc. (The) *	728	1,295,818

		11,864,558

Internet Software & Services - 1.6%
Akamai Technologies, Inc. *	2,610	155,817
Alphabet, Inc., Class A *	12,237	10,374,529
Facebook, Inc., Class A *	38,228	5,430,287

		15,960,633

IT Services - 4.9%
Accenture plc, Class A	51,229	6,141,333
Amdocs Ltd.	43,899	2,677,400
Automatic Data Processing, Inc.	60,032	6,146,676
Cognizant Technology Solutions Corp., Class A *	12,225	727,632
Gartner, Inc. *	10,705	1,156,033
International Business Machines Corp.	35,271	6,142,092
Jack Henry & Associates, Inc.	21,859	2,035,073
Mastercard, Inc., Class A	78,182	8,793,130
Paychex, Inc.	61,540	3,624,706

INVESTMENTS	SHARES	VALUE
IT Services - 4.9% (continued)
Teradata Corp. *(b)	51,476	$1,601,933
Visa, Inc., Class A	107,589	9,561,434

		48,607,442

Leisure Products - 0.3%
Hasbro, Inc.	13,332	1,330,800
Polaris Industries, Inc. (b)	17,133	1,435,746

		2,766,546

Life Sciences Tools & Services - 0.8%
Bruker Corp.	22,356	521,565
Mettler-Toledo International, Inc. *	10,567	5,060,642
Thermo Fisher Scientific, Inc.	7,310	1,122,816
Waters Corp. *	9,483	1,482,288

		8,187,311

Machinery - 0.2%
Cummins, Inc.	9,380	1,418,256
Fortive Corp.	8,439	508,197

		1,926,453

Media - 1.1%
Cable One, Inc.	568	354,699
Comcast Corp., Class A	92,010	3,458,656
Walt Disney Co. (The)	65,218	7,395,069

		11,208,424

Multiline Retail - 0.4%
Dollar General Corp.	2,882	200,962
Dollar Tree, Inc. *	5,936	465,739
Target Corp.	60,186	3,321,665

		3,988,366

Multi-Utilities - 4.1%
Ameren Corp.	109,478	5,976,404
CenterPoint Energy, Inc.	24,123	665,071
Consolidated Edison, Inc.	75,667	5,876,299
Dominion Resources, Inc.	41,636	3,229,705
DTE Energy Co.	46,410	4,738,925
NiSource, Inc.	62,133	1,478,144
Public Service Enterprise Group, Inc.	215,330	9,549,885
Sempra Energy	40,985	4,528,843
Vectren Corp.	32,055	1,878,744
WEC Energy Group, Inc.	41,702	2,528,392

		40,450,412

Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	7,315	785,412
ConocoPhillips	6,264	312,386
Exxon Mobil Corp.	41,849	3,432,036

		4,529,834

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	69,093	5,858,395
Nu Skin Enterprises, Inc., Class A	21,472	1,192,555

		7,050,950

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	27,562	1,498,821
Eli Lilly & Co.	54,767	4,606,452

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 3.1% (continued)
Johnson & Johnson	115,187	$14,346,541
Merck & Co., Inc.	97,985	6,225,967
Pfizer, Inc.	100,658	3,443,510
Zoetis, Inc.	2,245	119,816

		30,241,107

Professional Services - 0.2%
Equifax, Inc.	3,815	521,663
Robert Half International, Inc.	35,346	1,725,945

		2,247,608

Road & Rail - 0.5%
Landstar System, Inc.	36,075	3,089,824
Union Pacific Corp.	19,257	2,039,701

		5,129,525

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	14,700	1,204,665
Intel Corp.	85,900	3,098,413
Maxim Integrated Products, Inc.	43,630	1,961,605
NVIDIA Corp.	52,204	5,686,581
QUALCOMM, Inc.	16,138	925,353
Texas Instruments, Inc.	96,950	7,810,292
Xilinx, Inc.	14,829	858,451

		21,545,360

Software - 2.3%
Adobe Systems, Inc. *	29,416	3,827,904
ANSYS, Inc. *	3,405	363,892
Intuit, Inc.	57,480	6,667,105
Manhattan Associates, Inc. *	2,918	151,882
Microsoft Corp.	124,646	8,209,186
Oracle Corp.	68,257	3,044,945

		22,264,914

Specialty Retail - 3.3%
AutoZone, Inc. *	1,858	1,343,427
Bed Bath & Beyond, Inc.	2,107	83,142
Dick’s Sporting Goods, Inc.	11,887	578,421
Home Depot, Inc. (The)	60,416	8,870,881
Lowe’s Cos., Inc.	52,939	4,352,115
O’Reilly Automotive, Inc. *	19,689	5,312,880
Ross Stores, Inc.	4,859	320,062
TJX Cos., Inc. (The)	88,621	7,008,149
Tractor Supply Co.	30,920	2,132,552
Ulta Beauty, Inc. *	6,137	1,750,457
Williams-Sonoma, Inc.	22,140	1,187,147

		32,939,233

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	32,878	4,723,253

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *	3,789	196,535
NIKE, Inc., Class B	50,744	2,827,963

		3,024,498

Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	148,236	2,070,857
TFS Financial Corp.	12,974	215,628

		2,286,485

INVESTMENTS	SHARES	VALUE
Tobacco - 2.8%
Altria Group, Inc.	196,206	$14,013,033
Philip Morris International, Inc.	116,924	13,200,720
Reynolds American, Inc.	7,924	499,370

		27,713,123

Trading Companies & Distributors - 0.5%
Fastenal Co.	38,809	1,998,664
MSC Industrial Direct Co., Inc., Class A	2,315	237,889
WW Grainger, Inc.	10,238	2,382,997

		4,619,550

Water Utilities - 0.9%
American Water Works Co., Inc.	83,002	6,455,066
Aqua America, Inc.	80,263	2,580,455

		9,035,521

TOTAL COMMON STOCKS (cost $775,613,501)		932,698,386

SHORT-TERM INVESTMENT - 4.8%

Investment Company - 4.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $47,211,497) (2)(c)	47,211,497	47,211,497

SECURITIES LENDING COLLATERAL - 0.2%

Investment Company - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $1,984,566)(2) (c)(d)	1,984,566	1,984,566

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (cost $824,809,564)		981,894,449

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (e)		1,044,251

NET ASSETS - 100.0%		$982,938,700

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$106,309,263	10.8%
Consumer Staples	176,146,834	17.8
Energy	4,529,834	0.5
Financials	165,718,914	16.9
Health Care	101,990,360	10.4
Industrials	111,821,132	11.4
Information Technology	126,023,119	12.8
Materials	16,462,861	1.7
Telecommunication Services	17,914,583	1.8
Utilities	105,781,486	10.8
Short-Term Investment	47,211,497	4.8
Securities Lending Collateral	1,984,566	0.2

Total Investments In Securities At Value	981,894,449	99.9
Other Assets in Excess of Liabilities (e)	1,044,251	0.1

Net Assets	$982,938,700	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $1,939,809.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
328	GSCO	S&P 500 E-Mini Futures	06/2017	$38,762,945	$38,690,880	$(72,065)

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,623,631	$1,623,631

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.0%

Australia - 8.3%
AGL Energy Ltd.	99,826	$2,010,805
Aurizon Holdings Ltd.	65,334	261,985
AusNet Services	94,515	121,667
Australia & New Zealand Banking Group Ltd.	15,115	367,002
Caltex Australia Ltd.	57,007	1,284,459
Coca-Cola Amatil Ltd.	44,821	370,561
Cochlear Ltd.	8,470	874,971
Commonwealth Bank of Australia	2,420	158,692
CSL Ltd.	3,035	290,589
Flight Centre Travel Group Ltd.	22,994	507,217
Harvey Norman Holdings Ltd.	6,317	21,849
Medibank Pvt Ltd.	39,354	84,764
Newcrest Mining Ltd.	22,851	389,506
REA Group Ltd.	2,498	113,280
South32 Ltd.	220,698	465,267
Tabcorp Holdings Ltd.	36,300	131,728
Telstra Corp. Ltd.	510,153	1,815,307
Wesfarmers Ltd.	39,834	1,371,403
Westpac Banking Corp.	12,201	326,161
Woolworths Ltd.	102,695	2,079,163

		13,046,376

Austria - 0.1%
OMV AG	3,730	146,997

Belgium - 1.2%
Anheuser-Busch InBev SA/NV	2,115	231,752
Colruyt SA	18,319	899,650
Groupe Bruxelles Lambert SA	618	56,086
Proximus SADP	20,390	638,962
UCB SA	608	47,161

		1,873,611

Canada - 11.2%
Agnico Eagle Mines Ltd. (1)	14,605	619,629
Alimentation Couche-Tard, Inc., Class B (1)	5,454	246,401
Bank of Montreal (1)	9,784	730,793
Bank of Nova Scotia (The) (1)	13,876	811,785
Barrick Gold Corp. (1)	41,614	790,442
BCE, Inc. (1)	44,230	1,958,313
Cameco Corp. (1)	17,010	188,282
Canadian Imperial Bank of Commerce (1)	7,533	649,554
Canadian National Railway Co. (1)	13,103	967,170
Canadian Utilities Ltd., Class A (1)	2,168	63,515
CI Financial Corp. (1)	36,953	734,419
Constellation Software, Inc. (1)	61	29,976
Eldorado Gold Corp. (1)	17,190	58,814
Emera, Inc. (1)	2,988	105,558
Empire Co. Ltd., Class A (1)	21,226	324,332
Fairfax Financial Holdings Ltd. (1)	132	60,072
Fortis, Inc. (1)	8,102	268,493
Franco-Nevada Corp. (1)	9,482	621,177
George Weston Ltd. (1)	4,173	364,096
Goldcorp, Inc. (1)	21,923	319,815
Hydro One Ltd. (1)(a)	17,201	313,663
Imperial Oil Ltd. (1)	8,373	255,122

INVESTMENTS	SHARES	VALUE
Canada - 11.2% (continued)
Intact Financial Corp. (1)	13,650	$970,799
Kinross Gold Corp. (1)*	137,370	484,465
Loblaw Cos. Ltd. (1)	13,227	717,720
Metro, Inc. (1)	9,075	278,764
Power Financial Corp. (1)	15,418	407,753
Rogers Communications, Inc., Class B (1)	8,139	359,870
Royal Bank of Canada (1)	14,075	1,025,474
Saputo, Inc. (1)	22,542	777,871
Shaw Communications, Inc., Class B (1)	12,674	262,753
Silver Wheaton Corp. (1)	25,060	522,174
Toronto-Dominion Bank (The) (1)	24,133	1,208,782
Yamana Gold, Inc. (1)	40,468	111,680

		17,609,526

China - 0.1%
BOC Hong Kong Holdings Ltd.	43,500	177,798
Yangzijiang Shipbuilding Holdings Ltd.	38,200	30,841

		208,639

Denmark - 2.4%
Coloplast A/S, Class B	20,411	1,594,009
Danske Bank A/S	3,404	116,063
DSV A/S	8,960	463,440
ISS A/S	7,507	283,800
Novo Nordisk A/S, Class B	37,524	1,288,534
Novozymes A/S, Class B	1,119	44,334

		3,790,180

Finland - 1.0%
Kone OYJ, Class B	10,518	462,039
Neste OYJ	3,012	117,778
Orion OYJ, Class B	11,226	585,597
Sampo OYJ, Class A	8,074	383,117

		1,548,531

France - 6.5%
Aeroports de Paris	2,096	258,952
Airbus SE	1,757	133,992
BNP Paribas SA	4,427	294,591
Bouygues SA	13,306	540,820
Cie Generale des Etablissements Michelin	2,529	307,319
Danone SA	9,842	669,501
Dassault Systemes SE	5,841	505,198
Electricite de France SA	13,183	110,769
Engie SA	34,076	481,549
Essilor International SA	289	35,088
Hermes International	2,019	955,764
Iliad SA	1,040	232,266
Imerys SA	2,048	173,695
Lagardere SCA	3,911	115,043
L’Oreal SA	8,340	1,604,096
LVMH Moet Hennessy Louis Vuitton SE	493	108,358
Pernod Ricard SA	898	106,162
Sanofi	3,386	306,078
SCOR SE	2,005	75,775
Societe BIC SA	6,906	860,390
Societe Generale SA	4,856	246,031
Sodexo SA	4,294	504,529
Suez	2,973	46,920

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 6.5% (continued)
Thales SA	5,982	$577,838
TOTAL SA	14,474	731,855
Vinci SA	3,641	289,127

		10,271,706

Germany - 3.8%
Allianz SE (Registered)	1,710	317,113
Bayer AG (Registered)	2,729	314,418
Beiersdorf AG	7,238	684,925
Covestro AG(a)	1,095	84,357
Deutsche Post AG (Registered)	5,438	186,108
Fresenius Medical Care AG & Co. KGaA	589	49,665
FUCHS PETROLUB SE (Preference)	692	33,735
Hannover Rueck SE	529	60,958
Henkel AG & Co. KGaA (Preference)	4,605	590,247
HUGO BOSS AG	3,855	281,120
Innogy SE *(a)	895	33,730
MAN SE	18,018	1,857,248
Merck KGaA	458	52,191
METRO AG	1,243	39,717
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,366	267,398
SAP SE	6,643	651,731
Siemens AG (Registered)	3,487	477,622
TUI AG	3,797	52,582

		6,034,865

Hong Kong - 4.2%
CK Hutchison Holdings Ltd.	23,000	283,174
CLP Holdings Ltd.	110,000	1,151,533
Galaxy Entertainment Group Ltd.	107,000	586,056
Hang Seng Bank Ltd.	15,200	308,354
HK Electric Investments & HK Electric Investments Ltd. (a)	501,000	461,740
HKT Trust & HKT Ltd.	116,000	149,568
Hong Kong & China Gas Co. Ltd.	559,104	1,118,603
MTR Corp. Ltd.	212,500	1,193,913
Power Assets Holdings Ltd.	79,500	685,753
SJM Holdings Ltd.	484,000	393,930
WH Group Ltd. (a)	83,000	71,573
Yue Yuen Industrial Holdings Ltd.	51,500	202,377

		6,606,574

Italy - 0.3%
Enel SpA	89,661	421,897

Japan - 25.7%
ABC-Mart, Inc.	5,900	345,808
Acom Co. Ltd. *	6,700	26,818
Ajinomoto Co., Inc.	7,100	140,486
Amada Holdings Co. Ltd.	2,000	22,894
ANA Holdings, Inc.	37,000	113,165
Asahi Glass Co. Ltd.	4,000	32,454
Asahi Group Holdings Ltd.	7,500	283,982
Astellas Pharma, Inc.	87,700	1,156,669
Bandai Namco Holdings, Inc.	21,600	647,474
Benesse Holdings, Inc.	8,800	275,458
Bridgestone Corp.	18,200	738,796

INVESTMENTS	SHARES	VALUE
Japan - 25.7% (continued)
Brother Industries Ltd.	13,900	$290,679
Calbee, Inc.	20,300	693,370
Canon, Inc.	26,200	818,191
Central Japan Railway Co.	2,100	343,014
Chubu Electric Power Co., Inc.	8,300	111,494
Chugai Pharmaceutical Co. Ltd.	8,400	289,156
Daiichi Sankyo Co. Ltd.	4,600	103,781
East Japan Railway Co.	4,300	375,483
Eisai Co. Ltd.	3,800	197,342
FamilyMart UNY Holdings Co. Ltd.	1,400	83,534
FANUC Corp.	1,200	247,046
Fast Retailing Co. Ltd.	800	251,747
FUJIFILM Holdings Corp.	1,900	74,476
Fujitsu Ltd.	10,000	61,384
GungHo Online Entertainment, Inc.	71,900	160,522
Hakuhodo DY Holdings, Inc.	56,700	674,448
Hirose Electric Co. Ltd.	700	96,978
Hisamitsu Pharmaceutical Co., Inc.	13,500	772,912
Hitachi Chemical Co. Ltd.	11,400	316,676
Hitachi Metals Ltd.	27,500	386,808
Hoshizaki Corp.	5,100	403,114
Hoya Corp.	12,600	608,716
ITOCHU Corp.	5,900	83,994
Japan Airlines Co. Ltd.	32,800	1,041,398
Japan Airport Terminal Co. Ltd.	5,300	184,899
Japan Tobacco, Inc.	14,700	478,449
Kajima Corp.	66,000	431,710
Kamigumi Co. Ltd.	58,000	502,655
Kao Corp.	8,400	461,299
KDDI Corp.	42,900	1,128,304
Kikkoman Corp.	5,000	149,433
Kirin Holdings Co. Ltd.	6,500	122,956
Komatsu Ltd.	7,000	183,353
Konica Minolta, Inc.	18,100	162,350
Kose Corp.	5,800	527,109
Kuraray Co. Ltd.	1,300	19,776
Kurita Water Industries Ltd.	8,500	206,402
Lawson, Inc.	4,100	278,783
M3, Inc.	5,800	144,550
Makita Corp.	8,800	308,632
Mazda Motor Corp.	8,700	125,584
McDonald’s Holdings Co. Japan Ltd.	6,100	178,142
MEIJI Holdings Co. Ltd.	3,400	283,711
Mitsubishi Electric Corp.	14,000	201,716
Mitsubishi Motors Corp.	11,000	65,987
Mitsubishi Tanabe Pharma Corp.	39,700	828,898
Mitsui & Co. Ltd.	5,500	79,871
Mixi, Inc.	3,300	159,626
Murata Manufacturing Co. Ltd.	400	56,986
Nabtesco Corp.	3,200	85,153
Nexon Co. Ltd.	53,900	857,128
NH Foods Ltd.	5,000	134,323
Nidec Corp.	600	57,303
Nikon Corp.	7,500	108,989
Nippon Express Co. Ltd.	61,000	313,984
Nippon Paint Holdings Co. Ltd.	1,100	38,419
Nippon Telegraph & Telephone Corp.	23,400	1,000,428
Nisshin Seifun Group, Inc.	8,400	125,580

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 25.7% (continued)
Nissin Foods Holdings Co. Ltd.	8,800	$488,879
Nitori Holdings Co. Ltd.	1,900	241,298
Nitto Denko Corp.	6,900	533,784
Nomura Research Institute Ltd.	1,287	47,445
Obayashi Corp.	38,000	356,318
Omron Corp.	21,100	927,109
Oracle Corp. Japan	8,900	510,230
Oriental Land Co. Ltd.	9,100	523,114
Osaka Gas Co. Ltd.	315,000	1,201,089
Otsuka Corp.	11,100	603,123
Otsuka Holdings Co. Ltd.	8,700	393,766
Pola Orbis Holdings, Inc.	4,400	106,315
Recruit Holdings Co. Ltd.	37,200	1,902,616
Rinnai Corp.	200	15,932
Sankyo Co. Ltd.	4,300	144,028
Secom Co. Ltd.	600	43,114
Seven & i Holdings Co. Ltd.	14,600	573,541
Seven Bank Ltd.	27,700	90,713
Shimamura Co. Ltd.	2,700	357,924
Shimizu Corp.	23,000	206,536
Shionogi & Co. Ltd.	8,600	445,201
SMC Corp.	100	29,646
Start Today Co. Ltd.	4,700	104,452
Subaru Corp.	16,100	590,520
Sumitomo Corp.	3,800	51,265
Sumitomo Dainippon Pharma Co. Ltd.	28,800	476,564
Sumitomo Mitsui Financial Group, Inc.	3,000	109,196
Sumitomo Rubber Industries Ltd.	1,800	30,712
Sundrug Co. Ltd.	12,600	423,925
Suntory Beverage & Food Ltd.	9,400	397,105
Suzuki Motor Corp.	7,500	311,503
Sysmex Corp.	6,400	389,384
Taisei Corp.	49,000	358,343
Takeda Pharmaceutical Co. Ltd.	3,300	155,355
Toho Gas Co. Ltd.	107,000	758,916
Tohoku Electric Power Co., Inc.	2,200	29,884
Tokyo Electron Ltd.	1,000	109,476
Tokyo Gas Co. Ltd.	236,000	1,077,836
TOTO Ltd.	1,500	56,744
Toyo Suisan Kaisha Ltd.	21,600	805,838
Trend Micro, Inc.	14,100	627,597
Tsuruha Holdings, Inc.	3,800	352,449
Unicharm Corp.	1,200	28,839
USS Co. Ltd.	1,600	26,798
West Japan Railway Co.	4,400	286,940
Yakult Honsha Co. Ltd.	3,900	217,053
Yamada Denki Co. Ltd.	7,900	39,493
Yamato Holdings Co. Ltd.	12,600	264,024
Yamazaki Baking Co. Ltd.	17,600	362,377
Yokogawa Electric Corp.	4,600	72,546

		40,519,610

Luxembourg - 0.1%
Millicom International Cellular SA, SDR	1,525	85,035

Netherlands - 1.3%
Heineken NV	2,163	184,068
Koninklijke Ahold Delhaize NV	49,943	1,067,273
Koninklijke Vopak NV	3,242	141,196

INVESTMENTS	SHARES	VALUE
Netherlands - 1.3% (continued)
Randstad Holding NV	8,396	$484,013
Royal Dutch Shell plc, Class B	8,717	239,625

		2,116,175

Norway - 1.7%
Gjensidige Forsikring ASA	16,603	252,932
Marine Harvest ASA*	26,509	404,379
Norsk Hydro ASA	15,187	88,506
Orkla ASA	76,822	688,178
Schibsted ASA, Class A	5,112	131,593
Telenor ASA	58,228	968,649
Yara International ASA	3,176	122,332

		2,656,569

Portugal - 0.1%
EDP - Energias de Portugal SA	48,968	165,569
Jeronimo Martins SGPS SA	2,999	53,590

		219,159

Singapore - 4.0%
ComfortDelGro Corp. Ltd.	160,000	292,873
DBS Group Holdings Ltd.	72,100	998,722
Oversea-Chinese Banking Corp. Ltd.	115,900	805,043
SATS Ltd.	62,100	216,641
Singapore Airlines Ltd.	103,300	743,595
Singapore Telecommunications Ltd.	475,000	1,331,109
StarHub Ltd. (b)	346,900	714,160
United Overseas Bank Ltd.	57,200	903,490
Wilmar International Ltd.	89,700	226,360

		6,231,993

South Africa - 0.4%
Mondi plc	24,720	597,269

Spain - 1.9%
Enagas SA	2,355	61,097
Endesa SA	38,485	903,228
Gas Natural SDG SA	3,417	74,743
Iberdrola SA	131,907	942,461
Industria de Diseno Textil SA	17,691	623,016
Mapfre SA	65,467	224,231
Red Electrica Corp. SA	6,913	132,553

		2,961,329

Sweden - 4.3%
Assa Abloy AB, Class B	1,062	21,832
Atlas Copco AB, Class A	7,038	248,083
Getinge AB, Class B	4,954	86,861
Hennes & Mauritz AB, Class B	52,382	1,336,831
ICA Gruppen AB	19,296	658,146
Investor AB, Class B	959	40,323
Nordea Bank AB	27,239	310,765
Sandvik AB	2,220	33,160
Skanska AB, Class B	18,442	434,039
SKF AB, Class B	5,941	117,487
Svenska Cellulosa AB SCA, Class B	17,630	568,150
Svenska Handelsbanken AB, Class A	2,802	38,399
Swedbank AB, Class A	854	19,760
Swedish Match AB	36,094	1,173,014
Tele2 AB, Class B	28,270	269,838

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Sweden - 4.3% (continued)
Telefonaktiebolaget LM Ericsson, Class B	28,405	$189,642
Telia Co. AB	198,993	834,246
Volvo AB, Class B	28,527	420,830

		6,801,406

Switzerland - 5.0%
ABB Ltd. (Registered)	9,534	223,148
Adecco Group AG (Registered)	1,995	141,654
Aryzta AG *	4,086	131,197
Chocoladefabriken Lindt & Spruengli AG	3	16,999
Coca-Cola HBC AG *	21,357	551,355
Kuehne + Nagel International AG (Registered)	6,770	955,946
Nestle SA (Registered)	21,363	1,639,648
Novartis AG (Registered)	10,411	773,095
Roche Holding AG	4,729	1,209,365
Schindler Holding AG	1,572	304,082
SGS SA (Registered)	108	230,323
Sika AG	24	143,945
Sonova Holding AG (Registered)	2,981	413,510
Swatch Group AG (The)	45	16,111
Swiss Re AG	6,136	551,111
Swisscom AG (Registered)	694	319,907
Wolseley plc	3,514	221,247
Zurich Insurance Group AG	86	22,950

		7,865,593

United Kingdom - 10.1%
Admiral Group plc	15,530	386,960
Associated British Foods plc	25,640	837,549
AstraZeneca plc	10,504	645,860
BAE Systems plc	42,854	344,897
BP plc	15,556	89,542
British American Tobacco plc	7,028	466,280
BT Group plc	195,497	780,643
Bunzl plc	3,697	107,455
Burberry Group plc	19,358	417,759
Centrica plc	176,331	480,147
Compass Group plc	11,100	209,570
Diageo plc	26,783	766,937
Direct Line Insurance Group plc	120,945	526,212
Dixons Carphone plc	7,700	30,668
easyJet plc	8,422	108,280
GKN plc	10,759	49,005
GlaxoSmithKline plc	23,655	491,857
HSBC Holdings plc	89,959	733,782
Imperial Brands plc	11,065	536,250
ITV plc	43,737	120,065
J Sainsbury plc	12,622	41,806
Kingfisher plc	113,011	462,395
Marks & Spencer Group plc	20,345	85,935
National Grid plc	122,558	1,554,930
Next plc	481	26,021
Pearson plc	36,487	311,119
Reckitt Benckiser Group plc	11,569	1,056,153
Royal Mail plc	197,122	1,049,880
Sage Group plc (The)	17,119	135,231
Smith & Nephew plc	51,219	779,850
SSE plc	44,544	823,221

INVESTMENTS	SHARES	VALUE
United Kingdom - 10.1% (continued)
Tate & Lyle plc	21,446	$205,509
Travis Perkins plc	2,417	45,853
Unilever NV, CVA	5,592	277,638
United Utilities Group plc	2,762	34,390
Vodafone Group plc	129,785	338,218
Whitbread plc	1,298	64,406
WPP plc	21,334	467,622

		15,889,895

United States - 0.3%
Shire plc	1,638	95,442
Thomson Reuters Corp. (1)	6,653	287,712
Valeant Pharmaceuticals International, Inc. (1)*	5,076	56,071

		439,225

TOTAL COMMON STOCKS (cost $141,103,184)		147,942,160

SHORT-TERM INVESTMENT - 4.9%

Investment Company - 4.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $7,650,741) (c)	7,650,741	7,650,741

SECURITIES LENDING COLLATERAL - 0.2%	PRINCIPAL AMOUNT
U.S. Treasury Obligations - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
U.S. Treasury Bonds
3.63%, 8/15/2043 (d)	$291,182	325,031
3.75%, 11/15/2043 (d)	20	23
2.88%, 8/15/2045 (d)	52,715	51,234

TOTAL SECURITIES LENDING COLLATERAL (cost $376,288)		376,288

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (cost $149,130,213)		155,969,189

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (e)		1,368,830

NET ASSETS - 100.0%		$157,338,019

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,694,228	9.3%
Consumer Staples	30,497,749	19.4
Energy	3,255,953	2.1
Financials	16,168,455	10.3
Health Care	15,952,506	10.1
Industrials	24,647,561	15.7
Information Technology	7,147,625	4.5
Materials	6,966,607	4.4
Telecommunication Services	12,924,823	8.2
Utilities	15,686,653	10.0
Short-Term Investment	7,650,741	4.9
Securities Lending Collateral	376,288	0.2

Total Investments In Securities At Value	155,969,189	99.1
Other Assets in Excess of Liabilities (e)	1,368,830	0.9

Net Assets	$157,338,019	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $965,063, which represents approximately 0.61% of net assets of the fund.
(b)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $358,348.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
87	JPMS	E-Mini MSCI EAFE Index Futures	06/2017	$7,677,549	$7,751,699	$74,150

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$231,015	$231,015

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 90.5%

Brazil - 4.3%
AES Tiete SA (1)	7,100	$31,048
Ambev SA, ADR (1)	100,820	580,723
Engie Brasil Energia SA (1)*	31,200	352,901
Equatorial Energia SA (1)*	3,700	69,495
Localiza Rent a Car SA (1)*	14,410	192,864
Lojas Renner SA (1)	3,000	26,640
Natura Cosmeticos SA (1)	2,700	25,132
Odontoprev SA (1)	157,200	566,414
Qualicorp SA (1)	6,100	38,697
Raia Drogasil SA (1)*	3,900	73,463
Telefonica Brasil SA, ADR (1)*	3,051	45,307
TIM Participacoes SA, ADR (1)	13,556	216,625
Ultrapar Participacoes SA (1)	6,000	137,035
WEG SA (1)	34,580	192,418

		2,548,762

Chile - 4.2%
Aguas Andinas SA, Class A (1)	960,047	559,712
Banco de Chile (1)	5,389,559	650,218
Banco Santander Chile, ADR (1)	3,091	77,522
Cia Cervecerias Unidas SA, ADR (1)	5,150	130,140
Empresas COPEC SA (1)	6,440	69,997
Enel Americas SA, ADR (1)	27,951	290,411
Enel Chile SA, ADR (1)	10,836	59,598
Enel Generacion Chile SA, ADR (1)	5,424	120,630
SACI Falabella (1)	63,611	535,002

		2,493,230

China - 11.2%
Agricultural Bank of China Ltd., Class H	639,000	294,693
ANTA Sports Products Ltd.	87,000	240,702
Bank of China Ltd., Class H	204,000	101,445
Bank of Communications Co. Ltd., Class H	158,000	122,990
Beijing Capital International Airport Co. Ltd., Class H	70,000	83,790
Belle International Holdings Ltd.	357,000	232,196
China Communications Services Corp. Ltd., Class H	1,004,000	657,527
China Construction Bank Corp., Class H	532,000	428,637
China Huishan Dairy Holdings Co. Ltd. (a)	700,000	37,831
China Merchants Bank Co. Ltd., Class H	22,000	58,220
China Mobile Ltd.	67,500	742,332
China Petroleum & Chemical Corp., Class H	126,000	102,560
China Resources Gas Group Ltd.	92,000	325,840
China Resources Power Holdings Co. Ltd.	14,000	25,274
China Telecom Corp. Ltd., Class H	574,000	280,386
CSPC Pharmaceutical Group Ltd.	296,000	387,794
ENN Energy Holdings Ltd.	50,000	281,663
Great Wall Motor Co. Ltd., Class H	55,500	63,253
Guangdong Investment Ltd.	510,000	727,219
Hengan International Group Co. Ltd.	14,500	107,908
Industrial & Commercial Bank of China Ltd., Class H	587,000	384,103
Jiangsu Expressway Co. Ltd., Class H	148,000	212,603
People’s Insurance Co. Group of China Ltd. (The), Class H	55,000	22,812
PICC Property & Casualty Co. Ltd., Class H	48,000	74,085

INVESTMENTS	SHARES	VALUE
China - 11.2% (continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	$17,180
Shenzhou International Group Holdings Ltd.	11,000	69,423
Sinopec Engineering Group Co. Ltd., Class H	163,500	167,867
Tencent Holdings Ltd.	1,600	46,095
Tsingtao Brewery Co. Ltd., Class H	36,000	165,912
Want Want China Holdings Ltd.	237,000	164,131
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,500	23,942

		6,650,413

Hong Kong - 1.1%
China Gas Holdings Ltd.	30,000	48,338
Haier Electronics Group Co. Ltd.	41,000	93,970
Sino Biopharmaceutical Ltd.	373,000	307,166
Sun Art Retail Group Ltd.	237,000	222,194

		671,668

India - 8.4%
Axis Bank Ltd., GDR	5,381	204,323
Dr Reddy’s Laboratories Ltd., ADR (1)	15,034	603,615
ICICI Bank Ltd., ADR (1)	24,617	211,706
Infosys Ltd., ADR	56,748	896,618
Larsen & Toubro Ltd., GDR	11,574	280,601
Larsen & Toubro Ltd. (LSE), GDR	813	19,639
Reliance Industries Ltd., GDR (b)	21,789	875,087
State Bank of India, GDR	11,325	506,359
Tata Motors Ltd., ADR (1)	15,253	543,770
Wipro Ltd., ADR (1)	85,437	874,021

		5,015,739

Indonesia - 2.8%
Bank Central Asia Tbk. PT	119,600	148,501
Hanjaya Mandala Sampoerna Tbk. PT	927,300	271,482
Indofood CBP Sukses Makmur Tbk. PT	38,500	23,548
Kalbe Farma Tbk. PT	2,844,500	328,726
Semen Indonesia Persero Tbk. PT	43,000	29,035
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	342,738
Unilever Indonesia Tbk. PT	153,200	498,111

		1,642,141

Malaysia - 6.8%
British American Tobacco Malaysia Bhd.	8,800	90,633
DiGi.Com Bhd.	435,400	504,596
IHH Healthcare Bhd.	214,300	290,513
Kuala Lumpur Kepong Bhd.	4,400	24,529
Malayan Banking Bhd.	71,000	143,058
Maxis Bhd.	126,400	183,905
MISC Bhd.	19,300	31,905
Petronas Chemicals Group Bhd.	44,700	77,728
Petronas Gas Bhd.	147,800	659,942
Public Bank Bhd.	156,500	703,543
Telekom Malaysia Bhd.	315,500	457,760
Tenaga Nasional Bhd.	106,100	328,809
Westports Holdings Bhd.	624,100	571,068

		4,067,989

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Mexico - 7.0%
Arca Continental SAB de CV (1)	71,200	$494,765
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	164,551
El Puerto de Liverpool SAB de CV (1)	6,555	51,166
Fomento Economico Mexicano SAB de CV, ADR (1)	4,244	375,679
Gentera SAB de CV (1)	107,900	177,737
Gruma SAB de CV, Class B (1)	28,310	398,455
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	5,821	565,219
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,979	342,842
Grupo Bimbo SAB de CV, Series A (1)	63,100	157,023
Grupo Carso SAB de CV, Series A1 (1)	8,700	39,945
Grupo Lala SAB de CV (1)(a)	192,200	348,731
Infraestructura Energetica Nova SAB de CV (1)	22,100	105,316
Kimberly-Clark de Mexico SAB de CV, Class A (1)	38,300	83,117
Promotora y Operadora de Infraestructura SAB de CV (1)	5,000	54,043
Wal-Mart de Mexico SAB de CV (1)	359,700	829,209

		4,187,798

Philippines - 0.8%
Bank of the Philippine Islands	183,230	369,483
BDO Unibank, Inc.	10,890	25,524
Jollibee Foods Corp.	5,120	20,147
Universal Robina Corp.	19,220	62,627

		477,781

Poland - 2.4%
Bank Pekao SA	9,562	318,300
Bank Zachodni WBK SA	2,808	242,289
Eurocash SA	17,407	140,037
LPP SA	36	61,653
PGE Polska Grupa Energetyczna SA	110,782	318,196
Polski Koncern Naftowy ORLEN SA	10,006	252,371
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	45,104
Powszechna Kasa Oszczednosci Bank Polski SA *	4,356	35,208
Powszechny Zaklad Ubezpieczen SA	3,894	34,148

		1,447,306

Russia - 0.5%
PhosAgro PJSC, GDR	5,439	79,019
Severstal PJSC, GDR	13,196	189,934

		268,953

South Africa - 6.1%
Barclays Africa Group Ltd.	1,394	14,497
Bidvest Group Ltd. (The)	22,037	252,589
Brait SE *	20,724	120,595
Capitec Bank Holdings Ltd.	669	37,979
Mr Price Group Ltd.	15,404	183,357
Nedbank Group Ltd.	2,862	51,425
Netcare Ltd.	80,072	152,769
Pick n Pay Stores Ltd.	129,535	642,398
Pioneer Foods Group Ltd.	1,933	25,400

INVESTMENTS	SHARES	VALUE
South Africa - 6.1% (continued)
RMB Holdings Ltd.	75,209	$328,259
Shoprite Holdings Ltd.	19,349	279,841
Sibanye Gold Ltd.	48,436	104,575
SPAR Group Ltd. (The)	20,243	262,626
Telkom SA SOC Ltd.	11,944	66,835
Tiger Brands Ltd.	8,907	265,740
Truworths International Ltd.	7,639	49,306
Vodacom Group Ltd.	68,926	780,223

		3,618,414

South Korea - 14.6%
Amorepacific Corp.	476	119,487
BGF retail Co. Ltd.	4,104	385,458
Cheil Worldwide, Inc.	8,801	149,567
CJ Korea Express Corp. *	110	16,382
Coway Co. Ltd.	2,627	226,164
Dongbu Insurance Co. Ltd.	9,486	543,003
Hanmi Pharm Co. Ltd. *	618	165,194
Hanmi Science Co. Ltd. *	2,119	110,628
Hanon Systems	34,155	283,629
Hanssem Co. Ltd.	1,466	288,415
Hanwha Life Insurance Co. Ltd.	15,054	81,305
Hyundai Glovis Co. Ltd.	1,672	219,892
Hyundai Marine & Fire Insurance Co. Ltd.	11,393	356,593
Hyundai Mobis Co. Ltd.	689	148,216
Kangwon Land, Inc.	11,440	391,032
KEPCO Plant Service & Engineering Co. Ltd.	1,770	98,796
Kia Motors Corp.	10,074	333,879
Korea Electric Power Corp.	3,826	159,259
Korea Zinc Co. Ltd.	41	15,851
KT Corp.	1,517	43,302
KT&G Corp.	4,734	412,928
LG Chem Ltd.	1,339	352,075
LG Household & Health Care Ltd.	124	89,957
LG Uplus Corp.	26,249	335,944
NAVER Corp.	728	556,675
NCSoft Corp.	838	228,544
S-1 Corp.	8,200	657,912
Samsung Electronics Co. Ltd.	444	817,144
Samsung Fire & Marine Insurance Co. Ltd.	1,141	273,560
Samsung Life Insurance Co. Ltd.	2,063	200,127
Samsung SDS Co. Ltd.	2,010	239,980
SK Hynix, Inc.	1,756	79,313
SK Telecom Co. Ltd.	1,363	307,970

		8,688,181

Taiwan - 12.7%
Advantech Co. Ltd.	27,000	226,024
Asustek Computer, Inc.	32,000	316,389
Chang Hwa Commercial Bank Ltd.	294,120	179,253
Cheng Shin Rubber Industry Co. Ltd.	16,000	33,060
Chunghwa Telecom Co. Ltd.	234,600	796,674
E.Sun Financial Holding Co. Ltd.	148,500	90,278
Far EasTone Telecommunications Co. Ltd.	305,000	748,853
Feng TAY Enterprise Co. Ltd.	19,040	75,873
First Financial Holding Co. Ltd.	866,113	528,072
Formosa Petrochemical Corp.	80,000	279,442
Hon Hai Precision Industry Co. Ltd.	44,583	133,708

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 12.7% (continued)
Hua Nan Financial Holdings Co. Ltd.	442,738	$247,303
Lite-On Technology Corp.	31,023	53,473
MediaTek, Inc.	5,000	35,429
Mega Financial Holding Co. Ltd.	518,000	417,991
Micro-Star International Co. Ltd.	80,000	186,171
Nien Made Enterprise Co. Ltd.	26,000	242,505
Novatek Microelectronics Corp.	22,000	85,200
President Chain Store Corp.	102,000	840,278
Realtek Semiconductor Corp.	62,442	223,263
Standard Foods Corp.	15,880	39,463
Taiwan Cooperative Financial Holding Co. Ltd.	308,160	153,380
Taiwan Mobile Co. Ltd.	225,000	826,613
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	14,245	467,806
Teco Electric and Machinery Co. Ltd.	21,000	21,351
Uni-President Enterprises Corp.	176,172	330,277

		7,578,129

Thailand - 6.4%
Advanced Info Service PCL, NVDR	19,100	98,939
Airports of Thailand PCL, NVDR	618,000	705,941
Bangkok Bank PCL, NVDR	17,300	91,383
Bangkok Dusit Medical Services PCL, NVDR	565,900	349,140
BTS Group Holdings PCL, NVDR	975,800	239,989
Bumrungrad Hospital PCL, NVDR	101,100	538,397
Delta Electronics Thailand PCL, NVDR	93,700	238,565
Electricity Generating PCL, NVDR	16,800	104,605
Glow Energy PCL, NVDR	55,900	134,199
Home Product Center PCL, NVDR	1,069,400	300,265
Kasikornbank PCL, NVDR	40,600	223,419
Krung Thai Bank PCL, NVDR	271,400	161,137
Robinson Department Store PCL, NVDR	121,100	225,453
Siam Cement PCL (The), NVDR	7,700	121,011
Siam Commercial Bank PCL (The), NVDR	61,500	291,750

		3,824,193

Turkey - 1.2%
BIM Birlesik Magazalar A/S	33,020	507,719
Turk Telekomunikasyon A/S	79,694	129,385
Turkcell Iletisim Hizmetleri A/S	26,773	88,195

		725,299

TOTAL COMMON STOCKS (cost $51,849,160)		53,905,996

SHORT-TERM INVESTMENT - 8.6%

Investment Company - 8.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $5,108,125) (c)	5,108,125	5,108,125

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.4%

Investment Company - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $217,590) (c)(d)	217,590	$217,590

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.5% (cost $57,174,875)		59,231,711

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (e)		327,356

NET ASSETS - 100.0%		$59,559,067

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,868,645	8.2%
Consumer Staples	9,671,503	16.2
Energy	1,761,595	3.0
Financials	9,726,212	16.2
Health Care	3,856,234	6.5
Industrials	4,991,596	8.4
Information Technology	5,704,419	9.6
Materials	969,227	1.6
Telecommunication Services	7,654,111	12.9
Utilities	4,702,454	7.9
Short-Term Investment	5,108,125	8.6
Securities Lending Collateral	217,590	0.4

Total Investments In Securities At Value	59,231,711	99.5
Other Assets in Excess of Liabilities (e)	327,356	0.5

Net Assets	$59,559,067	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $192,061.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $875,087, which represents approximately 1.47% of net assets of the fund.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
103	JPMS	E-Mini MSCI Emerging Markets Index Futures	06/2017	$4,847,469	$4,951,210	$103,741

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$66,456	$66,456

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 87.1%

Australia - 2.0%
AGL Energy Ltd.	2,746	$55,313
Aristocrat Leisure Ltd.	12,732	174,766
ASX Ltd.	891	34,362
Aurizon Holdings Ltd.	31,293	125,483
BGP Holdings plc (3)*(a)	96,388	1,835
BHP Billiton Ltd.	14,837	269,828
Caltex Australia Ltd.	7,017	158,104
CIMIC Group Ltd.	18,854	517,329
Computershare Ltd.	2,187	23,488
Fortescue Metals Group Ltd.	19,467	92,725
Goodman Group, REIT	8,333	49,268
GPT Group (The), REIT	14,922	58,728
LendLease Group	2,927	34,812
Mirvac Group, REIT	33,659	56,312
National Australia Bank Ltd.	2,067	52,631
Newcrest Mining Ltd.	9,258	157,807
Orica Ltd.	14,376	193,231
Origin Energy Ltd. *	53,873	289,793
QBE Insurance Group Ltd.	15,809	155,637
Scentre Group, REIT	25,938	85,033
South32 Ltd.	158,701	334,567
Stockland, REIT	17,557	62,258
Vicinity Centres, REIT	26,832	58,038
Westfield Corp., REIT	9,064	61,486

		3,102,834

Belgium - 0.5%
Ageas	7,406	289,209
KBC Group NV	4,754	315,157
UCB SA	2,131	165,298
Umicore SA	1,107	63,043

		832,707

Canada - 2.7%
Bank of Montreal (1)	4,030	301,011
Bank of Nova Scotia (The) (1)	2,659	155,559
Barrick Gold Corp. (1)	2,447	46,480
Canadian Imperial Bank of Commerce (1)	5,406	466,147
Canadian Tire Corp. Ltd., Class A (1)	1,649	195,894
CCL Industries, Inc., Class B (1)	245	53,453
CGI Group, Inc., Class A (1)*	1,632	78,198
Crescent Point Energy Corp. (1)	1,800	19,450
Dollarama, Inc. (1)	3,688	305,639
Finning International, Inc. (1)	8,126	151,784
Great-West Lifeco, Inc. (1)	1,345	37,270
Husky Energy, Inc. (1)*	27,313	308,281
Imperial Oil Ltd. (1)	1,955	59,568
Industrial Alliance Insurance & Financial Services, Inc. (1)	9,706	420,616
Magna International, Inc. (1)	5,593	241,367
Manulife Financial Corp. (1)	8,402	149,042
Methanex Corp. (1)	1,757	82,324
Open Text Corp. (1)	4,297	146,050
Power Corp. of Canada (1)	1,646	38,667
RioCan REIT (1)	2,373	46,752
Saputo, Inc. (1)	7,554	260,671
Sun Life Financial, Inc. (1)	5,619	205,180

INVESTMENTS	SHARES	VALUE
Canada - 2.7% (continued)
Suncor Energy, Inc. (1)	6,306	$193,611
Teck Resources Ltd., Class B (1)	11,553	252,631
West Fraser Timber Co. Ltd. (1)	1,539	64,368

		4,280,013

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	228,600	184,559

Denmark - 1.0%
Danske Bank A/S	12,280	418,698
ISS A/S	1,578	59,656
TDC A/S	87,672	451,534
Vestas Wind Systems A/S	7,062	574,425

		1,504,313

Finland - 0.8%
Neste OYJ	15,606	610,239
Nokia OYJ	18,004	96,769
Orion OYJ, Class B	9,026	470,835

		1,177,843

France - 3.2%
Arkema SA	699	68,810
Atos SE	8,401	1,038,201
BNP Paribas SA	9,678	644,013
Capgemini SA	2,359	217,749
Cie de Saint-Gobain	3,884	199,276
Cie Generale des Etablissements Michelin	2,457	298,569
CNP Assurances	12,266	249,434
Eiffage SA	1,457	114,024
Klepierre, REIT	1,669	64,842
Lagardere SCA	4,837	142,282
Peugeot SA	41,995	843,994
Rexel SA	8,023	145,358
Sanofi	473	42,757
SEB SA	392	54,753
Societe Generale SA	11,182	566,540
Thales SA	2,472	238,786
Unibail-Rodamco SE, REIT	614	143,167

		5,072,555

Germany - 3.6%
Allianz SE (Registered)	1,109	205,660
BASF SE	3,589	355,360
Bayer AG (Registered)	3,523	405,897
Covestro AG (b)	15,388	1,185,472
Deutsche Bank AG (Registered)	2,107	36,222
Deutsche Lufthansa AG (Registered)	7,121	115,523
Deutsche Post AG (Registered)	10,311	352,879
Evonik Industries AG	13,586	442,828
Fresenius SE & Co. KGaA	1,365	109,686
Hannover Rueck SE	1,337	154,065
HeidelbergCement AG	2,031	190,199
HOCHTIEF AG	1,199	198,144
Infineon Technologies AG	5,507	112,714
LANXESS AG	1,415	94,922
Linde AG	540	89,975
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,154	421,651

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 3.6% (continued)
OSRAM Licht AG	4,779	$299,697
Porsche Automobil Holding SE (Preference)	865	47,133
RWE AG *	9,653	159,969
Schaeffler AG (Preference)	2,460	43,214
Siemens AG (Registered)	2,910	398,589
TUI AG	4,095	56,709

		5,476,508

Hong Kong - 1.4%
ASM Pacific Technology Ltd.	1,082	14,719
Cheung Kong Infrastructure Holdings Ltd.	2,749	21,589
Cheung Kong Property Holdings Ltd.	25,701	173,375
Henderson Land Development Co. Ltd.	9,000	55,805
Hong Kong Exchanges & Clearing Ltd.	5,269	132,958
Kerry Properties Ltd.	96,000	332,991
Link REIT	10,829	75,898
New World Development Co. Ltd.	206,000	253,828
NWS Holdings Ltd.	7,500	13,693
PCCW Ltd.	19,406	11,448
Sino Land Co. Ltd.	88,000	154,321
Sun Hung Kai Properties Ltd.	19,000	279,305
WH Group Ltd. (b)	66,500	57,344
Wharf Holdings Ltd. (The)	9,000	77,346
Wheelock & Co. Ltd.	37,000	292,681
Yue Yuen Industrial Holdings Ltd.	48,623	191,071

		2,138,372

Italy - 0.8%
Assicurazioni Generali SpA	12,460	197,692
Enel SpA	135,704	638,551
Leonardo SpA	11,333	160,708
Mediobanca SpA	28,640	258,226

		1,255,177

Japan - 7.1%
Aeon Mall Co. Ltd.	700	11,045
Amada Holdings Co. Ltd.	16,300	186,586
Aozora Bank Ltd.	26,000	95,985
Asahi Kasei Corp.	15,000	145,746
Astellas Pharma, Inc.	25,600	337,636
Bandai Namco Holdings, Inc.	7,600	227,815
Brother Industries Ltd.	22,200	464,251
Chubu Electric Power Co., Inc.	8,600	115,523
Dai-ichi Life Holdings, Inc.	5,000	89,497
Daiichi Sankyo Co. Ltd.	4,500	101,525
Daito Trust Construction Co. Ltd.	486	66,823
Daiwa House Industry Co. Ltd.	2,451	70,451
DeNA Co. Ltd.	1,900	38,680
FUJIFILM Holdings Corp.	4,444	174,195
Fujitsu Ltd.	50,115	307,625
Hitachi Chemical Co. Ltd.	14,000	388,900
Hitachi Construction Machinery Co. Ltd.	3,200	80,071
Hitachi High-Technologies Corp.	13,058	533,415
Hulic Co. Ltd.	1,500	14,159
Idemitsu Kosan Co. Ltd.	6,100	212,337
Japan Airlines Co. Ltd.	2,500	79,375
Japan Real Estate Investment Corp., REIT	10	53,085
Japan Retail Fund Investment Corp., REIT	22	43,180
Kajima Corp.	12,000	78,493
Konami Holdings Corp.	4,000	169,898
Konica Minolta, Inc.	15,300	137,235

INVESTMENTS	SHARES	VALUE
Japan - 7.1% (continued)
Kyushu Financial Group, Inc.	7,900	$48,386
Lion Corp.	7,000	126,154
Mazda Motor Corp.	5,300	76,505
Mitsubishi Corp.	6,800	147,374
Mitsubishi Electric Corp.	16,200	233,414
Mitsubishi Estate Co. Ltd.	5,764	105,059
Mitsubishi Gas Chemical Co., Inc.	15,000	312,426
Mitsubishi UFJ Financial Group, Inc.	10,200	64,252
Mitsui Chemicals, Inc.	48,000	237,804
Mitsui Fudosan Co. Ltd.	4,598	98,176
Mixi, Inc.	4,200	203,161
Mizuho Financial Group, Inc.	138,600	254,411
MS&AD Insurance Group Holdings, Inc.	11,300	360,929
Nintendo Co. Ltd.	200	46,408
Nippon Building Fund, Inc., REIT	12	65,783
Nippon Express Co. Ltd.	62,000	319,131
Nippon Telegraph & Telephone Corp.	4,996	213,596
Nomura Real Estate Holdings, Inc.	1,000	15,958
NTT DOCOMO, Inc.	5,300	123,767
ORIX Corp.	5,190	77,033
Resona Holdings, Inc.	87,500	470,389
Sega Sammy Holdings, Inc.	12,400	166,780
Seiko Epson Corp.	9,000	189,891
Sekisui House Ltd.	2,900	47,817
Shimamura Co. Ltd.	1,100	145,821
Shinsei Bank Ltd.	79,000	145,567
Shionogi & Co. Ltd.	4,200	217,424
SoftBank Group Corp.	2,000	141,830
Sompo Holdings, Inc.	1,100	40,412
Sony Corp.	1,300	43,873
Start Today Co. Ltd.	1,900	42,225
Subaru Corp.	5,100	187,059
Sumitomo Dainippon Pharma Co. Ltd.	13,700	226,699
Sumitomo Heavy Industries Ltd.	48,000	335,581
Sumitomo Mitsui Financial Group, Inc.	7,300	265,711
Sumitomo Mitsui Trust Holdings, Inc.	4,600	159,399
Sumitomo Realty & Development Co. Ltd.	2,624	68,152
Suzuki Motor Corp.	4,400	182,748
Taisei Corp.	10,000	73,131
Teijin Ltd.	3,400	64,200
Tokyo Tatemono Co. Ltd.	1,200	15,866
Tokyu Fudosan Holdings Corp.	2,900	15,785
Toyoda Gosei Co. Ltd.	2,400	61,212
Toyota Motor Corp.	5,000	271,389
Yokogawa Electric Corp.	6,900	108,819

		11,041,038

Netherlands - 1.5%
ABN AMRO Group NV, CVA (b)	5,326	129,147
Aegon NV	30,271	154,196
ASML Holding NV	1,683	223,322
ING Groep NV	19,668	297,071
Koninklijke Philips NV	6,396	205,467
NN Group NV	16,182	525,545
Randstad Holding NV	2,208	127,287
Royal Dutch Shell plc, Class B	14,108	387,821
Wolters Kluwer NV	6,067	251,795

		2,301,651

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Singapore - 0.1%
Genting Singapore plc	79,200	$57,755
Sembcorp Industries Ltd.	4,477	10,174
Singapore Exchange Ltd.	4,067	22,387

		90,316

South Africa - 0.2%
Investec plc	15,360	104,738
Mondi plc	10,041	242,604

		347,342

Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	15,762	122,355
Banco de Sabadell SA	135,626	248,503
Banco Santander SA	71,298	436,437
Endesa SA	31,242	733,238
Mapfre SA	36,899	126,383
Repsol SA	34,664	537,046

		2,203,962

Sweden - 0.9%
Boliden AB	8,867	263,929
Electrolux AB, Series B (c)	14,572	404,545
Investor AB, Class B	2,204	92,672
Kinnevik AB, Class B	1,380	36,786
Skanska AB, Class B	2,793	65,734
Swedish Match AB	11,504	373,867
Telefonaktiebolaget LM Ericsson, Class B	19,539	130,450

		1,367,983

Switzerland - 2.8%
ABB Ltd. (Registered)	18,254	427,244
Actelion Ltd. *	479	134,951
Adecco Group AG (Registered)	9,893	702,447
Baloise Holding AG (Registered)	633	86,982
Coca-Cola HBC AG *	10,198	263,273
Geberit AG (Registered)	243	104,711
Lonza Group AG (Registered) *	1,525	288,257
Nestle SA (Registered)	2,338	179,446
Partners Group Holding AG	328	176,271
Roche Holding AG	825	210,980
Sika AG	60	359,863
Swiss Life Holding AG (Registered) *	1,264	407,593
Swiss Re AG	3,258	292,621
Syngenta AG (Registered)	337	148,833
Zurich Insurance Group AG	2,483	662,615

		4,446,087

United Kingdom - 4.8%
3i Group plc	9,545	89,619
Aberdeen Asset Management plc	29,174	96,811
Anglo American plc *	4,888	74,684
Ashtead Group plc	19,733	408,459
Barclays plc	109,011	307,714
Barratt Developments plc	44,619	305,641
British Land Co. plc (The), REIT	7,594	58,049
BT Group plc	13,092	52,278
Centrica plc	56,092	152,738
Fiat Chrysler Automobiles NV	27,595	301,484
GKN plc	24,099	109,765

INVESTMENTS	SHARES	VALUE
United Kingdom - 4.8% (continued)
GlaxoSmithKline plc	12,831	$266,794
Hammerson plc, REIT	5,915	42,294
HSBC Holdings plc	55,074	449,230
InterContinental Hotels Group plc	1,052	51,526
Kingfisher plc	67,052	274,350
Land Securities Group plc, REIT	4,952	65,769
Lloyds Banking Group plc	311,349	258,943
Persimmon plc	35,178	922,952
Randgold Resources Ltd.	867	75,759
Reckitt Benckiser Group plc	488	44,550
Rio Tinto plc	7,349	295,927
Royal Mail plc	109,137	581,268
Sage Group plc (The)	27,138	214,375
Tate & Lyle plc	91,716	878,880
Taylor Wimpey plc	100,844	243,920
Unilever plc	5,942	293,103
William Hill plc	81,500	297,216
WPP plc	9,808	214,982

		7,429,080

United States - 52.2%
Activision Blizzard, Inc. (1)	1,600	79,776
AES Corp. (1)	46,454	519,356
Aetna, Inc. (1)	4,617	588,898
Aflac, Inc. (1)	7,063	511,502
Akamai Technologies, Inc. (1)*	5,728	341,962
Allstate Corp. (The) (1)	12,210	994,993
Alphabet, Inc., Class A (1)*	988	837,626
Alphabet, Inc., Class C (1)*	1,170	970,585
Altria Group, Inc. (1)	7,484	534,507
Amazon.com, Inc. (1)*	1,491	1,321,831
Ameren Corp. (1)	768	41,925
American Electric Power Co., Inc. (1)	2,657	178,364
American Tower Corp., REIT (1)	2,400	291,696
Amgen, Inc. (1)	2,603	427,074
Anthem, Inc. (1)	2,528	418,081
Apple, Inc. (1)	19,892	2,857,685
Applied Materials, Inc. (1)	35,891	1,396,160
Aramark (1)	1,114	41,073
Archer-Daniels-Midland Co. (1)	11,226	516,845
Arrow Electronics, Inc. (1)*	3,418	250,915
Assurant, Inc. (1)	2,609	249,603
AT&T, Inc. (1)	8,174	339,630
AvalonBay Communities, Inc., REIT (1)	811	148,900
Axis Capital Holdings Ltd. (1)	4,872	326,570
Bank of America Corp. (1)	16,067	379,021
Bank of New York Mellon Corp. (The) (1)	6,938	327,682
Baxter International, Inc. (1)	6,739	349,485
Berkshire Hathaway, Inc., Class B (1)*	4,337	722,891
Best Buy Co., Inc. (1)	9,083	446,429
Biogen, Inc. (1)*	1,535	419,700
Boeing Co. (The) (1)	7,205	1,274,276
Boston Properties, Inc., REIT (1)	709	93,879
Broadcom Ltd. (1)	180	39,413
Bunge Ltd. (1)	7,075	560,764
Campbell Soup Co. (1)	1,848	105,780
Capital One Financial Corp. (1)	5,391	467,184
CDK Global, Inc. (1)	2,482	161,355
Celanese Corp., Series A (1)	5,079	456,348

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 52.2% (continued)
Celgene Corp. (1)*	2,462	$306,347
Centene Corp. (1)*	2,647	188,625
CenterPoint Energy, Inc. (1)	8,569	236,247
Chevron Corp. (1)	3,410	366,132
Cigna Corp. (1)	1,386	203,035
Cisco Systems, Inc. (1)	23,632	798,762
Citigroup, Inc. (1)	11,327	677,581
Citizens Financial Group, Inc. (1)	5,286	182,631
Comcast Corp., Class A (1)	9,200	345,828
Comerica, Inc. (1)	8,961	614,545
Conagra Brands, Inc. (1)	7,782	313,926
Crown Castle International Corp., REIT (1)	1,397	131,947
Cummins, Inc. (1)	4,524	684,029
Darden Restaurants, Inc. (1)	2,087	174,619
Delta Air Lines, Inc. (1)	23,009	1,057,494
Dick’s Sporting Goods, Inc. (1)	3,462	168,461
Discover Financial Services (1)	6,698	458,076
Dow Chemical Co. (The) (1)	1,949	123,839
DR Horton, Inc. (1)	4,707	156,790
DTE Energy Co. (1)	1,512	154,390
Eastman Chemical Co. (1)	6,337	512,030
Eaton Corp. plc (1)	2,845	210,957
eBay, Inc. (1)*	21,560	723,769
EI du Pont de Nemours & Co. (1)	3,282	263,643
Electronic Arts, Inc. (1)*	2,506	224,337
Equinix, Inc., REIT (1)	445	178,165
Equity Residential, REIT (1)	2,048	127,427
Essex Property Trust, Inc., REIT (1)	422	97,706
Everest Re Group Ltd. (1)	1,923	449,617
Exelon Corp. (1)	3,545	127,549
Exxon Mobil Corp. (1)	10,267	841,997
F5 Networks, Inc. (1)*	417	59,452
Facebook, Inc., Class A (1)*	8,221	1,167,793
Fifth Third Bancorp (1)	16,382	416,103
First Republic Bank (1)	773	72,515
Flex Ltd. (1)*	13,102	220,114
Foot Locker, Inc. (1)	2,711	202,810
General Dynamics Corp. (1)	2,378	445,162
General Motors Co. (1)	9,527	336,875
GGP, Inc., REIT (1)	3,709	85,975
Gilead Sciences, Inc. (1)	10,096	685,720
H&R Block, Inc. (1)	2,675	62,194
Hartford Financial Services Group, Inc. (The) (1)	3,189	153,295
HCP, Inc., REIT (1)	2,772	86,708
Hewlett Packard Enterprise Co. (1)	29,145	690,736
Home Depot, Inc. (The) (1)	2,781	408,334
Host Hotels & Resorts, Inc., REIT (1)	5,400	100,764
HP, Inc. (1)	38,323	685,215
Humana, Inc. (1)	707	145,741
Huntington Ingalls Industries, Inc. (1)	1,905	381,457
Ingersoll-Rand plc (1)	4,566	371,307
Ingredion, Inc. (1)	4,878	587,458
Intel Corp. (1)	19,152	690,813
International Business Machines Corp. (1)	1,869	325,468
Intuit, Inc. (1)	585	67,854
Jacobs Engineering Group, Inc. (1)	7,374	407,635
Johnson & Johnson (1)	10,628	1,323,717

INVESTMENTS	SHARES	VALUE
United States - 52.2% (continued)
JPMorgan Chase & Co. (1)	9,411	$826,662
KeyCorp (1)	12,773	227,104
Kinder Morgan, Inc. (1)	5,953	129,418
KLA-Tencor Corp. (1)	1,011	96,116
L3 Technologies, Inc. (1)	3,992	659,838
Lam Research Corp. (1)	1,467	188,304
Las Vegas Sands Corp. (1)	9,057	516,883
Lear Corp. (1)	3,436	486,469
Level 3 Communications, Inc. (1)*	2,057	117,702
Lincoln National Corp. (1)	5,670	371,101
Lockheed Martin Corp. (1)	1,654	442,610
Lowe’s Cos., Inc. (1)	1,901	156,281
LyondellBasell Industries NV, Class A (1)	5,290	482,395
Mallinckrodt plc (1)*	3,543	157,912
ManpowerGroup, Inc. (1)	5,948	610,086
Marathon Petroleum Corp. (1)	7,431	375,563
Marvell Technology Group Ltd. (1)	23,027	351,392
Maxim Integrated Products, Inc. (1)	12,188	547,972
McKesson Corp. (1)	535	79,319
Merck & Co., Inc. (1)	17,238	1,095,303
Michael Kors Holdings Ltd. (1)*	6,274	239,102
Micron Technology, Inc. (1)*	12,490	360,961
Microsoft Corp. (1)	31,431	2,070,046
Monsanto Co. (1)	1,679	190,063
Morgan Stanley (1)	5,360	229,622
NetApp, Inc. (1)	3,391	141,913
Newmont Mining Corp. (1)	2,051	67,601
Norfolk Southern Corp. (1)	1,071	119,920
Northrop Grumman Corp. (1)	3,952	939,944
Nucor Corp. (1)	7,587	453,096
NVIDIA Corp. (1)	532	57,951
Oracle Corp. (1)	4,488	200,210
Parker-Hannifin Corp. (1)	1,605	257,314
PepsiCo, Inc. (1)	3,814	426,634
Pfizer, Inc. (1)	20,079	686,903
PG&E Corp. (1)	1,764	117,059
Phillips 66 (1)	2,710	214,686
Pinnacle West Capital Corp. (1)	1,186	98,889
PNC Financial Services Group, Inc. (The) (1)	16,823	2,022,798
Procter & Gamble Co. (The) (1)	8,297	745,485
Progressive Corp. (The) (1)	6,737	263,956
Prologis, Inc., REIT (1)	2,980	154,602
Prudential Financial, Inc. (1)	3,689	393,543
Public Storage, REIT (1)	654	143,167
PVH Corp. (1)	5,340	552,530
QUALCOMM, Inc. (1)	9,467	542,838
Quest Diagnostics, Inc. (1)	1,273	124,996
Raymond James Financial, Inc. (1)	1,746	133,150
Raytheon Co. (1)	4,215	642,787
Regions Financial Corp. (1)	9,194	133,589
Reinsurance Group of America, Inc. (1)	1,691	214,723
Republic Services, Inc. (1)	3,136	196,972
Reynolds American, Inc. (1)	3,275	206,390
Rite Aid Corp. (1)*	3,658	15,546
Robert Half International, Inc. (1)	4,059	198,201
Ross Stores, Inc. (1)	651	42,881
Shire plc	3,495	203,643

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 52.2% (continued)
Simon Property Group, Inc., REIT (1)	1,352	$232,585
Skyworks Solutions, Inc. (1)	2,415	236,622
Southwest Airlines Co. (1)	17,770	955,315
SunTrust Banks, Inc. (1)	24,833	1,373,265
Synchrony Financial (1)	9,231	316,623
Synopsys, Inc. (1)*	3,460	249,570
TE Connectivity Ltd. (1)	2,784	207,547
TEGNA, Inc. (1)	3,944	101,045
Tesoro Corp. (1)	4,729	383,333
Texas Instruments, Inc. (1)	9,676	779,499
Textron, Inc. (1)	1,544	73,479
Time Warner, Inc. (1)	3,000	293,130
TJX Cos., Inc. (The) (1)	1,779	140,683
Travelers Cos., Inc. (The) (1)	4,849	584,498
Tyson Foods, Inc., Class A (1)	11,822	729,536
UGI Corp. (1)	17,541	866,525
Union Pacific Corp. (1)	6,030	638,698
United Continental Holdings, Inc. (1)*	15,910	1,123,882
United Rentals, Inc. (1)*	2,903	363,020
United Technologies Corp. (1)	2,240	251,350
United Therapeutics Corp. (1)*	2,166	293,233
UnitedHealth Group, Inc. (1)	9,481	1,554,979
Universal Health Services, Inc., Class B (1)	568	70,688
Unum Group (1)	14,058	659,180
US Bancorp (1)	10,022	516,133
Valeant Pharmaceuticals International, Inc. (1)*	1,474	16,282
Valero Energy Corp. (1)	8,712	577,518
Ventas, Inc., REIT (1)	2,800	182,112
Verizon Communications, Inc. (1)	10,482	510,997
Vornado Realty Trust, REIT (1)	729	73,126
Wal-Mart Stores, Inc. (1)	13,132	946,555
Walt Disney Co. (The) (1)	1,824	206,823
Waste Management, Inc. (1)	9,509	693,396
Wells Fargo & Co. (1)	27,353	1,522,468
Welltower, Inc., REIT (1)	1,800	127,476
WestRock Co. (1)	4,141	215,456
Weyerhaeuser Co., REIT (1)	3,285	111,624
Williams Cos., Inc. (The) (1)	10,141	300,072

		81,471,944

TOTAL COMMON STOCKS (cost $112,503,116)		135,724,284

SHORT-TERM INVESTMENT - 9.7%

Investment Company - 9.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $15,136,384) (d)	15,136,384	15,136,384

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.1%

Investment Company - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $212,527) (d)(e)	212,527	$212,527

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.9% (cost $127,852,027)		151,073,195

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1% (f)		4,856,940

NET ASSETS - 100.0%		$155,930,135

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$13,633,849	8.7%
Consumer Staples	8,166,715	5.2
Energy	5,964,969	3.8
Financials	29,896,295	19.3
Health Care	12,318,421	7.9
Industrials	21,266,783	13.6
Information Technology	23,290,339	15.0
Materials	9,413,170	6.0
Real Estate	5,593,736	3.6
Telecommunication Services	1,962,782	1.3
Utilities	4,217,225	2.7
Short-Term Investment	15,136,384	9.7
Securities Lending Collateral	212,527	0.1

Total Investments In Securities At Value	151,073,195	96.9
Other Assets in Excess of Liabilities (f)	4,856,940	3.1

Net Assets	$155,930,135	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $1,835, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $1,371,963, which represents approximately 0.88% of net assets of the fund.
(c)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $202,374.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index April Futures	04/2017	HKD	30,459,769	$(38,090)
GSIN	Swiss Market Index June Futures	06/2017	CHF	(9,417,401)	(60,552)

					$(98,642)

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
89	BARC	CAC40 Index Futures	04/2017	$4,714,043	$4,856,922	$142,879
44	BARC	DAX Index Futures	06/2017	14,107,871	14,468,421	360,550
131	BARC	FTSE 100 Index Futures	06/2017	11,958,557	11,941,271	(17,286)
2	BARC	FTSE/MIB Index Futures	06/2017	203,771	213,904	10,133
19	BARC	Hang Seng Index Futures	04/2017	2,978,490	2,949,810	(28,680)
19	BARC	MSCI Singapore Index Futures	04/2017	471,230	474,508	3,278
137	BARC	TOPIX Index Futures	06/2017	18,950,129	18,612,458	(337,671)

				53,384,091	53,517,294	133,203

Short Contracts:
30	BARC	Amsterdam Index Futures	04/2017	$(3,259,007)	$(3,297,692)	$(38,685)
26	BARC	IBEX 35 Index Futures	04/2017	(2,742,615)	(2,888,177)	(145,562)
271	BARC	OMXS30 Index Futures	04/2017	(4,697,006)	(4,785,253)	(88,247)
56	BARC	S&P 500 E-Mini Futures	06/2017	(6,631,790)	(6,605,760)	26,030
21	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	(2,873,255)	(2,880,641)	(7,386)
93	BARC	SPI 200 Index Futures	06/2017	(10,203,527)	(10,387,802)	(184,275)

				(30,407,200)	(30,845,325)	(438,125)

				$22,976,891	$22,671,969	$(304,922)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITG	AUD	3,118,800	$2,378,802	$2,379,297	$495
Australian Dollar, Expiring 06/21/17	JPMC	AUD	4,678,200	3,567,851	3,568,948	1,097
Canadian Dollar, Expiring 06/21/17	CITG	CAD	6,573,199	4,941,056	4,948,251	7,195
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	9,859,799	7,411,592	7,422,380	10,788
Swiss Franc, Expiring 06/21/17	CITG	CHF	200,000	199,816	200,627	811
Danish Krone, Expiring 06/21/17	CITG	DKK	83,000	11,930	11,950	20
Euro, Expiring 06/21/17	CITG	EUR	2,409,200	2,607,122	2,579,887	(27,235)
Euro, Expiring 06/21/17	JPMC	EUR	3,607,800	3,904,179	3,863,405	(40,774)
British Pound, Expiring 06/21/17	CITG	GBP	2,332,399	2,919,102	2,927,878	8,776
British Pound, Expiring 06/21/17	JPMC	GBP	3,498,598	4,378,657	4,391,819	13,162
Hong Kong Dollar, Expiring 06/21/17	CITG	HKD	1,257,800	162,238	162,117	(121)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	196,200	25,311	25,288	(23)
Israeli Shekel, Expiring 06/21/17	CITG	ILS	573,200	156,533	158,637	2,104
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	844,799	230,656	233,803	3,147
Japanese Yen, Expiring 06/21/17	CITG	JPY	1,083,504,200	9,636,566	9,762,821	126,255
Japanese Yen, Expiring 06/21/17	JPMC	JPY	1,592,572,800	14,168,512	14,349,737	181,225
Norwegian Krone, Expiring 06/21/17	CITG	NOK	35,702,401	4,244,877	4,161,551	(83,326)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	53,553,600	6,367,323	6,242,326	(124,997)
New Zealand Dollar, Expiring 06/21/17	CITG	NZD	2,053,201	1,457,311	1,436,370	(20,941)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	3,079,800	2,185,969	2,154,553	(31,416)
Swedish Krona, Expiring 06/21/17	CITG	SEK	1,437,000	161,371	160,990	(381)
Singapore Dollar, Expiring 06/21/17	CITG	SGD	400,400	284,090	286,410	2,320
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	345,600	245,399	247,211	1,812

				$71,646,263	$71,676,256	$29,993

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITG	AUD	(1,312,200)	$(1,005,227)	$(1,001,063)	$4,164
Australian Dollar, Expiring 06/21/17	JPMC	AUD	(1,801,800)	(1,381,116)	(1,374,573)	6,543
Canadian Dollar, Expiring 06/21/17	CITG	CAD	(936,600)	(703,186)	(705,065)	(1,879)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(1,022,400)	(769,977)	(769,655)	322
Swiss Franc, Expiring 06/21/17	CITG	CHF	(5,617,800)	(5,589,884)	(5,635,405)	(45,521)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(8,425,200)	(8,383,319)	(8,451,602)	(68,283)
Danish Krone, Expiring 06/21/17	CITG	DKK	(2,176,200)	(311,698)	(313,328)	(1,630)
Danish Krone, Expiring 06/21/17	JPMC	DKK	(1,939,800)	(276,509)	(279,291)	(2,782)
Euro, Expiring 06/21/17	CITG	EUR	(3,056,800)	(3,247,148)	(3,273,368)	(26,220)
Euro, Expiring 06/21/17	JPMC	EUR	(4,540,200)	(4,822,507)	(4,861,865)	(39,358)
British Pound, Expiring 06/21/17	CITG	GBP	(814,000)	(1,012,864)	(1,021,821)	(8,957)
British Pound, Expiring 06/21/17	JPMC	GBP	(1,113,000)	(1,386,937)	(1,397,158)	(10,221)
Hong Kong Dollar, Expiring 06/21/17	CITG	HKD	(973,600)	(125,589)	(125,488)	101
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(1,460,400)	(188,382)	(188,233)	149
Japanese Yen, Expiring 06/21/17	CITG	JPY	(1,780,000)	(15,680)	(16,039)	(359)
Japanese Yen, Expiring 06/21/17	JPMC	JPY	(2,670,000)	(23,520)	(24,058)	(538)
Norwegian Krone, Expiring 06/21/17	CITG	NOK	(19,136,800)	(2,273,633)	(2,230,628)	43,005
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	(28,705,200)	(3,410,359)	(3,345,942)	64,417
New Zealand Dollar, Expiring 06/21/17	CITG	NZD	(3,543,200)	(2,498,561)	(2,478,737)	19,824
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	(5,314,800)	(3,747,737)	(3,718,107)	29,630
Swedish Krona, Expiring 06/21/17	CITG	SEK	(36,242,401)	(4,043,732)	(4,060,307)	(16,575)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(54,363,600)	(6,065,592)	(6,090,461)	(24,869)
Singapore Dollar, Expiring 06/21/17	CITG	SGD	(32,400)	(22,958)	(23,176)	(218)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(48,600)	(34,440)	(34,764)	(324)

				(51,340,555)	(51,420,134)	(79,579)

				$20,305,708	$20,256,122	$(49,586)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$4,604,698	$4,604,698

CITG
Investment Companies	150,002	—	150,002

JPMC
Investment Companies	1,160,510	—	1,160,510

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 87.8%

Australia - 6.1%
AGL Energy Ltd.	16,952	$341,466
Aristocrat Leisure Ltd.	68,106	934,859
ASX Ltd.	5,022	193,675
Aurizon Holdings Ltd.	135,219	542,218
Australia & New Zealand Banking Group Ltd.	145,795	3,540,001
Bendigo & Adelaide Bank Ltd.	26,750	247,835
BGP Holdings plc (3)*(a)	143,427	2,731
BHP Billiton Ltd.	92,900	1,689,495
Caltex Australia Ltd.	24,853	559,978
CIMIC Group Ltd.	121,440	3,332,154
Coca-Cola Amatil Ltd.	15,592	128,908
Computershare Ltd.	7,538	80,957
Dexus Property Group, REIT	23,093	172,357
Flight Centre Travel Group Ltd.	6,815	150,330
Fortescue Metals Group Ltd.	234,772	1,118,257
Goodman Group, REIT	54,028	319,434
GPT Group (The), REIT	55,477	218,338
LendLease Group	24,576	292,293
Macquarie Group Ltd.	5,665	390,300
Mirvac Group, REIT	104,753	175,254
National Australia Bank Ltd.	89,861	2,288,073
Newcrest Mining Ltd.	80,660	1,374,888
Orica Ltd.	28,377	381,422
Origin Energy Ltd. *	244,078	1,312,941
QBE Insurance Group Ltd.	166,129	1,635,513
Scentre Group, REIT	147,628	483,974
South32 Ltd.	1,344,658	2,834,756
Stockland, REIT	62,453	221,462
Suncorp Group Ltd.	23,033	232,437
Vicinity Centres, REIT	94,695	204,827
Westfield Corp., REIT	57,863	392,516
Woolworths Ltd.	5,750	116,415

		25,910,064

Belgium - 1.4%
Ageas	59,281	2,314,965
Groupe Bruxelles Lambert SA	1,290	117,072
KBC Group NV	23,473	1,556,095
UCB SA	12,821	994,502
Umicore SA	17,631	1,004,070

		5,986,704

China - 0.3%
BOC Hong Kong Holdings Ltd.	73,000	298,375
Yangzijiang Shipbuilding Holdings Ltd.	1,412,900	1,140,699

		1,439,074

Denmark - 1.9%
Danske Bank A/S	63,354	2,160,113
ISS A/S	10,280	388,633
TDC A/S	310,232	1,597,778
Vestas Wind Systems A/S	47,773	3,885,868

		8,032,392

Finland - 1.3%
Neste OYJ	61,290	2,396,613
Nokia OYJ	154,752	831,768

INVESTMENTS	SHARES	VALUE
Finland - 1.3% (continued)
Orion OYJ, Class B	42,997	$2,242,910

		5,471,291

France - 8.7%
Arkema SA	13,019	1,281,601
Atos SE	49,377	6,102,041
BNP Paribas SA	81,578	5,428,532
Bouygues SA	3,483	141,566
Capgemini SA	14,695	1,356,431
Christian Dior SE	556	129,063
Cie de Saint-Gobain	28,497	1,462,091
Cie Generale des Etablissements Michelin	18,858	2,291,583
CNP Assurances	29,865	607,318
Eiffage SA	2,675	209,344
Klepierre, REIT	3,302	128,285
Lagardere SCA	24,072	708,085
Peugeot SA	186,575	3,749,691
Rexel SA	38,179	691,713
Sanofi	27,668	2,501,057
Schneider Electric SE	1,683	123,648
SEB SA	1,239	173,060
Societe Generale SA	82,735	4,191,797
Sodexo SA	7,325	860,661
Thales SA	33,199	3,206,895
TOTAL SA	13,664	690,898
Unibail-Rodamco SE, REIT	3,742	872,525
Valeo SA	6,811	453,079

		37,360,964

Germany - 8.7%
Allianz SE (Registered)	14,830	2,750,169
BASF SE	16,304	1,614,319
Bayer AG (Registered)	29,529	3,402,140
Brenntag AG	2,383	133,559
Covestro AG (b)	60,775	4,682,029
Deutsche Lufthansa AG (Registered)	38,797	629,398
Deutsche Post AG (Registered)	45,208	1,547,178
Deutsche Wohnen AG	9,934	327,142
E.ON SE	24,713	196,471
Evonik Industries AG	43,065	1,403,680
Fresenius SE & Co. KGaA	10,315	828,872
Hannover Rueck SE	11,907	1,372,064
HeidelbergCement AG	12,104	1,133,517
HOCHTIEF AG	2,817	465,532
Infineon Technologies AG	30,967	633,812
LANXESS AG	4,388	294,358
Linde AG	5,612	935,077
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,950	1,947,736
OSRAM Licht AG	60,108	3,769,451
Porsche Automobil Holding SE (Preference)	4,664	254,135
RWE AG *	166,307	2,756,034
SAP SE	8,678	851,381
Siemens AG (Registered)	40,212	5,507,927
Vonovia SE	7,064	248,878

		37,684,859

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.4%
ASM Pacific Technology Ltd.	6,904	$93,921
Cheung Kong Infrastructure Holdings Ltd.	17,827	140,000
Cheung Kong Property Holdings Ltd.	249,962	1,686,201
CLP Holdings Ltd.	35,000	366,397
Galaxy Entertainment Group Ltd.	26,000	142,406
Hang Lung Properties Ltd.	57,000	148,181
Hong Kong Exchanges & Clearing Ltd.	32,254	813,896
Hutchison Port Holdings Trust, Class U (1)	615,700	243,201
Kerry Properties Ltd.	479,500	1,663,219
Link REIT	67,882	475,768
New World Development Co. Ltd.	1,361,896	1,678,095
NWS Holdings Ltd.	42,000	76,681
PCCW Ltd.	64,000	37,755
Sino Land Co. Ltd.	554,000	971,519
Sun Hung Kai Properties Ltd.	109,000	1,602,328
WH Group Ltd. (b)	909,500	784,281
Wharf Holdings Ltd. (The)	148,000	1,271,917
Wheelock & Co. Ltd.	164,000	1,297,290
Yue Yuen Industrial Holdings Ltd.	304,109	1,195,042

		14,688,098

Italy - 1.6%
Assicurazioni Generali SpA	85,328	1,353,826
Enel SpA	281,005	1,322,260
Eni SpA	21,984	359,951
Ferrari NV	17,196	1,281,639
Leonardo SpA	13,207	187,282
Mediobanca SpA	115,746	1,043,599
Prysmian SpA	48,932	1,293,634

		6,842,191

Japan - 20.3%
Amada Holdings Co. Ltd.	114,500	1,310,682
Aozora Bank Ltd.	119,000	439,314
Asahi Kasei Corp.	91,000	884,195
Astellas Pharma, Inc.	242,100	3,193,039
Bandai Namco Holdings, Inc.	59,500	1,783,552
Brother Industries Ltd.	132,700	2,775,048
Daiichi Sankyo Co. Ltd.	66,200	1,493,544
Daikin Industries Ltd.	5,800	584,862
Daito Trust Construction Co. Ltd.	2,487	341,954
Daiwa House Industry Co. Ltd.	8,395	241,306
DeNA Co. Ltd.	30,000	610,742
FamilyMart UNY Holdings Co. Ltd.	3,000	179,001
Fuji Electric Co. Ltd.	47,000	279,890
FUJIFILM Holdings Corp.	18,343	719,006
Fujitsu Ltd.	343,000	2,105,465
Hitachi Chemical Co. Ltd.	96,500	2,680,632
Hitachi Construction Machinery Co. Ltd.	34,600	865,771
Hitachi High-Technologies Corp.	76,200	3,112,744
Hitachi Ltd.	80,000	434,380
Hoya Corp.	2,700	130,439
Hulic Co. Ltd.	8,000	75,513
Idemitsu Kosan Co. Ltd.	52,700	1,834,449
Japan Real Estate Investment Corp., REIT	41	217,648

INVESTMENTS	SHARES	VALUE
Japan - 20.3% (continued)
Japan Retail Fund Investment Corp., REIT	73	$143,280
JTEKT Corp.	10,970	170,660
Kajima Corp.	118,000	771,845
Kaneka Corp.	19,000	142,105
Kao Corp.	2,100	115,325
Keyence Corp.	3,000	1,203,518
Konami Holdings Corp.	50,400	2,140,714
Konica Minolta, Inc.	54,900	492,431
Kyushu Financial Group, Inc.	21,300	130,458
Lion Corp.	53,000	955,168
Mazda Motor Corp.	59,600	860,320
Mitsubishi Corp.	68,100	1,475,903
Mitsubishi Electric Corp.	153,100	2,205,911
Mitsubishi Estate Co. Ltd.	38,020	692,978
Mitsubishi Gas Chemical Co., Inc.	130,200	2,711,854
Mitsubishi UFJ Financial Group, Inc.	380,891	2,399,296
Mitsui Chemicals, Inc.	351,000	1,738,945
Mitsui Fudosan Co. Ltd.	29,205	623,580
Mixi, Inc.	41,800	2,021,935
Mizuho Financial Group, Inc.	1,073,100	1,969,758
MS&AD Insurance Group Holdings, Inc.	67,500	2,155,991
NH Foods Ltd.	29,000	779,071
Nippon Building Fund, Inc., REIT	41	224,758
Nippon Express Co. Ltd.	347,000	1,786,104
Nippon Telegraph & Telephone Corp.	3,138	134,160
Nitori Holdings Co. Ltd.	1,400	177,799
Nitto Denko Corp.	6,200	479,632
Nomura Holdings, Inc.	36,500	225,947
Nomura Real Estate Holdings, Inc.	3,900	62,237
NTT DOCOMO, Inc.	39,500	922,414
Omron Corp.	5,900	259,239
ORIX Corp.	11,900	176,626
Resona Holdings, Inc.	635,300	3,415,295
Sega Sammy Holdings, Inc.	81,900	1,101,558
Seiko Epson Corp.	67,500	1,424,181
Sekisui House Ltd.	15,600	257,225
Shimamura Co. Ltd.	1,100	145,821
Shin-Etsu Chemical Co. Ltd.	11,500	999,572
Shinsei Bank Ltd.	338,000	622,807
Shionogi & Co. Ltd.	22,600	1,169,948
SoftBank Group Corp.	23,000	1,631,048
Sompo Holdings, Inc.	9,900	363,711
Sony Corp.	24,800	836,961
Start Today Co. Ltd.	13,900	308,910
Subaru Corp.	57,821	2,120,775
Sumitomo Dainippon Pharma Co. Ltd.	114,000	1,886,400
Sumitomo Electric Industries Ltd.	6,800	113,039
Sumitomo Heavy Industries Ltd.	379,000	2,649,691
Sumitomo Mitsui Financial Group, Inc.	70,836	2,578,343
Sumitomo Mitsui Trust Holdings, Inc.	43,400	1,503,893
Sumitomo Realty & Development Co. Ltd.	12,261	318,448
Suzuki Motor Corp.	31,500	1,308,312
Taiheiyo Cement Corp.	92,000	308,723
Taisei Corp.	35,000	255,960
TDK Corp.	15,200	965,123
Teijin Ltd.	25,000	472,061

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 20.3% (continued)
THK Co. Ltd.	9,100	$229,562
Tokio Marine Holdings, Inc.	5,600	236,680
Tokyo Electron Ltd.	4,500	492,644
Tokyu Fudosan Holdings Corp.	12,883	70,122
Toyota Motor Corp.	28,678	1,556,580
Yamaha Corp.	6,800	188,121
Yokogawa Electric Corp.	47,100	742,806

		86,917,458

Macau - 0.1%
MGM China Holdings Ltd.	130,400	271,919

Netherlands - 4.0%
ABN AMRO Group NV, CVA (b)	36,597	887,424
Akzo Nobel NV	7,132	590,414
ASML Holding NV	9,553	1,267,615
ING Groep NV	120,945	1,826,786
Koninklijke Ahold Delhaize NV	41,173	879,860
Koninklijke DSM NV	16,382	1,107,902
Koninklijke Philips NV	66,937	2,150,303
NN Group NV	78,725	2,556,763
Randstad Holding NV	8,546	492,660
Royal Dutch Shell plc, Class B	113,163	3,110,785
Wolters Kluwer NV	56,656	2,351,359

		17,221,871

Singapore - 0.4%
Ascendas REIT	102,137	183,926
CapitaLand Commercial Trust, REIT	121,300	133,932
CapitaLand Mall Trust, REIT	120,594	169,789
Genting Singapore plc	914,400	666,811
Sembcorp Industries Ltd.	29,317	66,623
Singapore Exchange Ltd.	25,572	140,758
Singapore Technologies Engineering Ltd.	45,565	121,491
Wilmar International Ltd.	136,000	343,199

		1,826,529

South Africa - 0.9%
Investec plc	185,962	1,268,048
Mondi plc	107,790	2,604,353

		3,872,401

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	14,528	112,776
Banco de Sabadell SA	276,991	507,522
Banco Santander SA	688,662	4,215,515
Endesa SA	151,975	3,566,793
Mapfre SA	448,625	1,536,587
Repsol SA	234,289	3,629,817

		13,569,010

Sweden - 2.8%
Boliden AB	99,399	2,958,645
Electrolux AB, Series B (c)	60,393	1,676,620
Investor AB, Class B	9,454	397,512
Nordea Bank AB	27,617	315,078
Sandvik AB	39,549	590,741
Skanska AB, Class B	42,957	1,011,008
Svenska Cellulosa AB SCA, Class B	43,544	1,403,262

INVESTMENTS	SHARES	VALUE
Sweden - 2.8% (continued)
Swedish Match AB	91,825	$2,984,209
Telefonaktiebolaget LM Ericsson, Class B	83,473	557,296
Volvo AB, Class B	7,655	112,927

		12,007,298

Switzerland - 8.7%
ABB Ltd. (Registered)	214,577	5,022,282
Actelion Ltd. *	2,873	809,425
Adecco Group AG (Registered)	19,486	1,383,592
Baloise Holding AG (Registered)	2,213	304,093
Coca-Cola HBC AG *	66,302	1,711,661
Dufry AG (Registered) *	1,738	264,628
Geberit AG (Registered)	1,571	676,961
LafargeHolcim Ltd. (Registered) *	2,305	135,994
Lonza Group AG (Registered) *	15,765	2,979,919
Nestle SA (Registered)	66,757	5,123,718
Novartis AG (Registered)	10,131	752,303
Partners Group Holding AG	3,326	1,787,437
Roche Holding AG	12,470	3,188,999
Sika AG	391	2,345,106
Swiss Life Holding AG (Registered) *	4,910	1,583,293
Swiss Re AG	25,623	2,301,358
Syngenta AG (Registered)	2,535	1,119,559
Wolseley plc	14,193	893,612
Zurich Insurance Group AG	17,737	4,733,308

		37,117,248

United Kingdom - 13.7%
3i Group plc	29,271	274,827
Aberdeen Asset Management plc	126,488	419,736
Anglo American plc *	61,269	936,129
Ashtead Group plc	78,412	1,623,072
Barclays plc	1,036,602	2,926,101
Barratt Developments plc	369,093	2,528,297
BP plc	359,966	2,072,006
British American Tobacco plc	7,690	510,201
British Land Co. plc (The), REIT	28,168	215,318
BT Group plc	258,120	1,030,704
Centrica plc	257,130	700,162
Compass Group plc	47,848	903,380
Diageo plc	34,801	996,534
Dixons Carphone plc	73,561	292,986
Fiat Chrysler Automobiles NV	203,809	2,226,680
GKN plc	71,116	323,917
GlaxoSmithKline plc	207,071	4,305,615
Hammerson plc, REIT	24,134	172,567
HSBC Holdings plc	595,116	4,854,271
Imperial Brands plc	14,262	691,189
InterContinental Hotels Group plc	16,383	802,422
Kingfisher plc	262,850	1,075,476
Land Securities Group plc, REIT	22,984	305,256
Lloyds Banking Group plc	2,271,717	1,889,344
London Stock Exchange Group plc	8,751	348,154
Persimmon plc	198,405	5,205,475
Randgold Resources Ltd.	1,836	160,430
Reckitt Benckiser Group plc	20,964	1,913,839
RELX plc	31,122	609,311
Rio Tinto Ltd.	12,593	581,449

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 13.7% (continued)
Rio Tinto plc	16,620	$669,249
Royal Mail plc	480,854	2,561,048
Sage Group plc (The)	214,995	1,698,341
Sky plc	35,934	439,466
Standard Chartered plc *	153,409	1,467,346
Tate & Lyle plc	354,313	3,395,249
Taylor Wimpey plc	638,619	1,544,681
Unilever plc	37,592	1,854,310
William Hill plc	369,865	1,348,833
Wm Morrison Supermarkets plc	342,240	1,029,896
WPP plc	82,356	1,805,168

		58,708,435

United States - 0.3%
Shire plc	25,194	1,467,981

TOTAL COMMON STOCKS (cost $338,354,635)		376,395,787

SHORT-TERM INVESTMENTS - 8.9%

Investment Companies - 8.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (e)(f)	30,753,057	30,753,057
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (d)(e)	7,238,723	7,238,723

TOTAL SHORT-TERM INVESTMENTS (cost $37,991,780)		37,991,780

SECURITIES LENDING COLLATERAL - 0.4%

Investment Company - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58%
(cost $1,631,172) (d)(f)	1,631,172	1,631,172

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.1% (cost $377,977,587)		416,018,739

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9% (g)		12,507,444

NET ASSETS - 100.0%		$428,526,183

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$44,459,364	10.4%
Consumer Staples	25,895,295	6.0
Energy	15,967,438	3.7
Financials	87,358,275	20.5
Health Care	31,347,095	7.3
Industrials	61,232,503	14.3
Information Technology	32,973,540	7.7
Materials	43,374,419	10.1
Real Estate	19,044,416	4.4
Telecommunication Services	5,353,860	1.2
Utilities	9,389,582	2.2
Short-Term Investments	37,991,780	8.9
Securities Lending Collateral	1,631,172	0.4

Total Investments In Securities At Value	416,018,739	97.1
Other Assets in Excess of Liabilities (g)	12,507,444	2.9

NET ASSETS	$428,526,183	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $2,731, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $6,353,734, which represents approximately 1.48% of net assets of the fund.
(c)	The security or a portion of this security is on loan at 3/31/2017. The total value of securities on loan at 3/31/2017 was $1,553,252.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index April Futures	04/2017	HKD	35,327,177	$(43,392)
GSIN	Swiss Market Index June Futures	06/2017	CHF	(31,728,882)	(205,895)

					$(249,287)

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	BARC	CAC40 Index Futures	04/2017	$105,806	$109,145	$3,339
118	BARC	DAX Index Futures	06/2017	37,837,385	38,801,676	964,291
60	BARC	FTSE 100 Index Futures	06/2017	5,457,134	5,469,284	12,150
26	BARC	FTSE/MIB Index Futures	06/2017	2,652,155	2,780,753	128,598
80	BARC	Hang Seng Index Futures	04/2017	12,539,937	12,420,253	(119,684)
97	BARC	MSCI Singapore Index Futures	04/2017	2,405,778	2,422,486	16,708
526	BARC	TOPIX Index Futures	06/2017	72,689,034	71,460,971	(1,228,063)

				133,687,229	133,464,568	(222,661)

Short Contracts:
120	BARC	Amsterdam Index Futures	04/2017	$(13,030,265)	$(13,190,768)	$(160,503)
114	BARC	IBEX 35 Index Futures	04/2017	(12,040,422)	(12,663,548)	(623,126)
621	BARC	OMXS30 Index Futures	04/2017	(10,761,816)	(10,965,468)	(203,652)
224	BARC	SPI 200 Index Futures	06/2017	(24,578,165)	(25,020,081)	(441,916)

				(60,410,668)	(61,839,865)	(1,429,197)

				$73,276,561	$71,624,703	$(1,651,858)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITG	AUD	9,710,840	$7,367,270	$7,408,293	$41,023
Australian Dollar, Expiring 06/21/17	JPMC	AUD	14,566,260	11,051,563	11,112,438	60,875
Swiss Franc, Expiring 06/21/17	CITG	CHF	237,400	238,411	238,144	(267)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	213,600	216,261	214,269	(1,992)
Danish Krone, Expiring 06/21/17	CITG	DKK	2,515,000	360,884	362,109	1,225
Euro, Expiring 06/21/17	CITG	EUR	7,771,000	8,391,036	8,321,559	(69,477)
Euro, Expiring 06/21/17	JPMC	EUR	10,437,000	11,294,031	11,176,440	(117,591)
British Pound, Expiring 06/21/17	CITG	GBP	8,924,800	11,070,094	11,203,372	133,278
British Pound, Expiring 06/21/17	JPMC	GBP	12,130,200	15,053,310	15,227,137	173,827
Hong Kong Dollar, Expiring 06/21/17	CITG	HKD	6,846,600	883,041	882,461	(580)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	8,081,400	1,042,371	1,041,614	(757)
Israeli Shekel, Expiring 06/21/17	CITG	ILS	4,509,000	1,231,067	1,247,897	16,830
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	6,447,000	1,760,791	1,784,249	23,458
Japanese Yen, Expiring 06/21/17	CITG	JPY	4,115,723,120	36,583,657	37,084,360	500,703
Japanese Yen, Expiring 06/21/17	JPMC	JPY	6,173,584,680	54,875,557	55,626,540	750,983
Norwegian Krone, Expiring 06/21/17	CITG	NOK	110,210,400	13,103,589	12,846,368	(257,221)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	165,315,600	19,655,408	19,269,553	(385,855)
Swedish Krona, Expiring 06/21/17	CITG	SEK	3,587,600	400,248	401,926	1,678
Swedish Krona, Expiring 06/21/17	JPMC	SEK	2,006,400	225,046	224,781	(265)
Singapore Dollar, Expiring 06/21/17	CITG	SGD	1,477,120	1,048,662	1,056,597	7,935
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	2,193,180	1,557,029	1,568,805	11,776

				$197,409,326	$198,298,912	$889,586

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITG	AUD	(5,897,000)	$(4,516,740)	$(4,498,756)	$17,984
Australian Dollar, Expiring 06/21/17	JPMC	AUD	(7,332,000)	(5,620,126)	(5,593,502)	26,624
Swiss Franc, Expiring 06/21/17	CITG	CHF	(14,148,320)	(14,099,073)	(14,192,656)	(93,583)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(18,945,480)	(18,857,832)	(19,004,849)	(147,017)
Danish Krone, Expiring 06/21/17	CITG	DKK	(6,373,200)	(916,680)	(917,610)	(930)
Danish Krone, Expiring 06/21/17	JPMC	DKK	(3,679,800)	(524,537)	(529,816)	(5,279)
Euro, Expiring 06/21/17	CITG	EUR	(16,095,040)	(17,196,839)	(17,235,342)	(38,503)
Euro, Expiring 06/21/17	JPMC	EUR	(20,431,560)	(21,768,655)	(21,879,094)	(110,439)
British Pound, Expiring 06/21/17	CITG	GBP	(7,226,081)	(9,002,511)	(9,070,958)	(68,447)
British Pound, Expiring 06/21/17	JPMC	GBP	(7,972,619)	(9,915,879)	(10,008,093)	(92,214)
Hong Kong Dollar, Expiring 06/21/17	CITG	HKD	(11,472,000)	(1,479,646)	(1,478,629)	1,017
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(3,594,000)	(463,609)	(463,232)	377
Israeli Shekel, Expiring 06/21/17	CITG	ILS	(203,600)	(55,994)	(56,348)	(354)
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	(149,400)	(40,881)	(41,348)	(467)
Japanese Yen, Expiring 06/21/17	CITG	JPY	(358,444,400)	(3,229,225)	(3,229,731)	(506)
Japanese Yen, Expiring 06/21/17	JPMC	JPY	(41,700,600)	(372,633)	(375,740)	(3,107)
Norwegian Krone, Expiring 06/21/17	CITG	NOK	(103,450,000)	(12,316,829)	(12,058,361)	258,468
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	(155,175,000)	(18,472,154)	(18,087,541)	384,613
Swedish Krona, Expiring 06/21/17	CITG	SEK	(44,383,600)	(4,961,605)	(4,972,381)	(10,776)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(59,963,400)	(6,692,051)	(6,717,817)	(25,766)
Singapore Dollar, Expiring 06/21/17	CITG	SGD	(126,000)	(89,243)	(90,129)	(886)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(189,000)	(133,874)	(135,193)	(1,319)

				(150,726,616)	(150,637,126)	89,490

				$46,682,710	$47,661,786	$979,076

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$11,862,447	$11,862,447

CITG
Cash	(270,000)	—	(270,000)

GSIN
Investment Companies	7,238,723	—	7,238,723

JPMC
Investment Companies	3,531,472	—	3,531,472

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 129.5%

COMMON STOCKS - 121.0%

Aerospace & Defense - 4.7%
Boeing Co. (The) (a)	229	$40,501
Curtiss-Wright Corp.	240	21,902
Esterline Technologies Corp. *	276	23,750
Huntington Ingalls Industries, Inc.	77	15,418
L3 Technologies, Inc.	119	19,670
Northrop Grumman Corp.	40	9,514
Raytheon Co.	65	9,912
Spirit AeroSystems Holdings, Inc., Class A (a)	704	40,776
Textron, Inc.	45	2,142
United Technologies Corp.	106	11,894

		195,479

Air Freight & Logistics - 0.1%
FedEx Corp.	11	2,147

Airlines - 1.8%
Copa Holdings SA, Class A (Panama)	64	7,184
Delta Air Lines, Inc.	366	16,822
JetBlue Airways Corp. *	688	14,180
Southwest Airlines Co.	36	1,935
United Continental Holdings, Inc. *(a)	474	33,483

		73,604

Auto Components - 1.2%
Dana, Inc.	170	3,283
Goodyear Tire & Rubber Co. (The)	202	7,272
Lear Corp. (a)	269	38,085

		48,640

Automobiles - 0.8%
Ford Motor Co.	715	8,323
General Motors Co.	736	26,025

		34,348

Banks - 9.7%
BancorpSouth, Inc.	252	7,623
Bank of America Corp. (a)	1,899	44,797
BB&T Corp.	117	5,230
Citigroup, Inc.	470	28,115
Citizens Financial Group, Inc.	201	6,945
Comerica, Inc.	244	16,734
Commerce Bancshares, Inc.	205	11,513
Cullen/Frost Bankers, Inc.	76	6,762
East West Bancorp, Inc.	66	3,406
Fifth Third Bancorp	216	5,486
Fulton Financial Corp.	213	3,802
Hancock Holding Co.	79	3,598
Huntington Bancshares, Inc.	298	3,990
JPMorgan Chase & Co. (a)	519	45,589
KeyCorp	511	9,086
PNC Financial Services Group, Inc. (The) (a)	386	46,413
Popular, Inc.	854	34,783
Regions Financial Corp.	413	6,001
SunTrust Banks, Inc. (a)	635	35,116
Umpqua Holdings Corp.	196	3,477
US Bancorp	208	10,712
Wells Fargo & Co. (a)	1,036	57,664

INVESTMENTS	SHARES	VALUE
Banks - 9.7% (continued)
Zions Bancorp	152	$6,384

		403,226

Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. *	21	2,546
Amgen, Inc.	94	15,423
Biogen, Inc. *	58	15,858
Celgene Corp. *	136	16,923
Gilead Sciences, Inc. (a)	560	38,035
United Therapeutics Corp. *	145	19,630

		108,415

Building Products - 0.4%
Masco Corp.	39	1,325
Owens Corning	232	14,238

		15,563

Capital Markets - 2.4%
Ameriprise Financial, Inc.	89	11,542
Bank of New York Mellon Corp. (The)	574	27,110
E*TRADE Financial Corp. *	146	5,094
Franklin Resources, Inc.	125	5,267
Goldman Sachs Group, Inc. (The)	74	16,999
Invesco Ltd.	94	2,879
Morgan Stanley	482	20,649
S&P Global, Inc.	24	3,138
State Street Corp.	88	7,006

		99,684

Chemicals - 5.7%
AdvanSix, Inc. *	427	11,666
Cabot Corp. (a)	773	46,310
Celanese Corp., Series A	257	23,091
Dow Chemical Co. (The)	308	19,570
Eastman Chemical Co. (a)	410	33,128
EI du Pont de Nemours & Co.	120	9,640
Huntsman Corp. (a)	1,916	47,019
LyondellBasell Industries NV, Class A	330	30,093
Monsanto Co.	74	8,377
PolyOne Corp.	80	2,727
PPG Industries, Inc.	52	5,464

		237,085

Commercial Services & Supplies - 0.9%
Herman Miller, Inc.	269	8,487
LSC Communications, Inc.	626	15,750
Waste Management, Inc.	207	15,095

		39,332

Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,224	41,371
CommScope Holding Co., Inc. *	450	18,770
F5 Networks, Inc. *	4	570
InterDigital, Inc.	160	13,808
Juniper Networks, Inc.	139	3,868

		78,387

Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV	123	3,782
EMCOR Group, Inc.	115	7,239

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Construction & Engineering - 0.6% (continued)
Jacobs Engineering Group, Inc.	234	$12,936
Quanta Services, Inc. *	11	408

		24,365

Consumer Finance - 0.8%
American Express Co.	15	1,187
Capital One Financial Corp.	277	24,005
Discover Financial Services	64	4,377
Synchrony Financial	128	4,390

		33,959

Containers & Packaging - 1.5%
Avery Dennison Corp.	125	10,075
Crown Holdings, Inc. *	193	10,219
Graphic Packaging Holding Co.	331	4,260
Greif, Inc., Class A	158	8,704
International Paper Co.	111	5,637
Silgan Holdings, Inc.	133	7,895
WestRock Co.	264	13,736

		60,526

Diversified Consumer Services - 0.2%
DeVry Education Group, Inc.	261	9,252

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B *(a)	300	50,004

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	360	14,958
CenturyLink, Inc.	172	4,054
Verizon Communications, Inc.	178	8,678

		27,690

Electric Utilities - 2.2%
American Electric Power Co., Inc.	173	11,613
Duke Energy Corp.	7	574
Edison International	137	10,907
Entergy Corp.	34	2,583
FirstEnergy Corp.	216	6,873
Great Plains Energy, Inc.	196	5,727
Hawaiian Electric Industries, Inc.	613	20,419
IDACORP, Inc.	6	498
PG&E Corp.	417	27,672
Pinnacle West Capital Corp.	29	2,418
Xcel Energy, Inc.	47	2,089

		91,373

Electrical Equipment - 0.7%
Eaton Corp. plc	143	10,604
EnerSys	230	18,156
Hubbell, Inc.	17	2,041

		30,801

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. *	283	20,775
Belden, Inc.	94	6,504
Corning, Inc.	408	11,016
Dolby Laboratories, Inc., Class A	315	16,509
Flex Ltd. *	298	5,007
FLIR Systems, Inc.	33	1,197

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.3% (continued)
Jabil Circuit, Inc.	302	$8,734
Keysight Technologies, Inc. *	74	2,674
SYNNEX Corp.	12	1,343
Tech Data Corp. *	192	18,029
Vishay Intertechnology, Inc.	200	3,290

		95,078

Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	40	2,393
Diamond Offshore Drilling, Inc. *	645	10,778
Dril-Quip, Inc. *	122	6,655
Ensco plc, Class A	459	4,108
Halliburton Co.	358	17,617
Nabors Industries Ltd.	923	12,063
Oceaneering International, Inc.	746	20,202
Oil States International, Inc. *	59	1,956
Rowan Cos. plc, Class A *	495	7,712
Schlumberger Ltd.	239	18,666

		102,150

Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	67	8,143
AvalonBay Communities, Inc.	15	2,754
Boston Properties, Inc.	30	3,972
Crown Castle International Corp.	36	3,400
Digital Realty Trust, Inc.	43	4,575
Equinix, Inc.	13	5,205
Equity Residential	120	7,466
GGP, Inc.	125	2,898
HCP, Inc.	139	4,348
Host Hotels & Resorts, Inc.	349	6,512
Kimco Realty Corp.	99	2,187
Prologis, Inc.	235	12,192
Public Storage	48	10,508
Realty Income Corp.	36	2,143
Simon Property Group, Inc.	59	10,150
SL Green Realty Corp.	21	2,239
Ventas, Inc.	136	8,845
Vornado Realty Trust	34	3,411
Welltower, Inc.	51	3,612
Weyerhaeuser Co.	181	6,150

		110,710

Food & Staples Retailing - 1.0%
CVS Health Corp.	124	9,734
Wal-Mart Stores, Inc.	425	30,634

		40,368

Food Products - 1.8%
Archer-Daniels-Midland Co.	591	27,210
Bunge Ltd.	225	17,833
Dean Foods Co.	75	1,474
Ingredion, Inc.	64	7,708
Tyson Foods, Inc., Class A	341	21,043

		75,268

Gas Utilities - 1.1%
National Fuel Gas Co.	40	2,385
Southwest Gas Holdings, Inc.	165	13,680

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Gas Utilities - 1.1% (continued)
UGI Corp.	571	$28,207

		44,272

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	66	2,931
Baxter International, Inc. (a)	792	41,073
Boston Scientific Corp. *	261	6,491
Danaher Corp.	52	4,448
Hill-Rom Holdings, Inc.	89	6,283
Medtronic plc	177	14,259
Zimmer Biomet Holdings, Inc.	6	733

		76,218

Health Care Providers & Services - 6.1%
Aetna, Inc. (a)	361	46,046
Anthem, Inc. (a)	320	52,922
Centene Corp. *	175	12,470
Cigna Corp.	23	3,369
Express Scripts Holding Co. *	280	18,455
HCA Holdings, Inc. *	47	4,182
Humana, Inc.	107	22,057
McKesson Corp.	73	10,823
UnitedHealth Group, Inc. (a)	196	32,146
Universal Health Services, Inc., Class B	69	8,587
WellCare Health Plans, Inc. *(a)	300	42,063

		253,120

Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc. *	53	8,096
Cheesecake Factory, Inc. (The)	8	507
Darden Restaurants, Inc.	15	1,255
Hyatt Hotels Corp., Class A *	529	28,555
International Game Technology plc	945	22,396
Las Vegas Sands Corp.	358	20,431
Wyndham Worldwide Corp.	78	6,575

		87,815

Household Durables - 1.7%
DR Horton, Inc.	667	22,218
KB Home	731	14,532
NVR, Inc. *	5	10,534
Toll Brothers, Inc. *	293	10,580
Tupperware Brands Corp.	26	1,631
Whirlpool Corp.	72	12,336

		71,831

Household Products - 0.7%
Procter & Gamble Co. (The)	312	28,033

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	106	11,279
General Electric Co.	346	10,311
Honeywell International, Inc.	30	3,746

		25,336

Insurance - 4.9%
Aflac, Inc.	282	20,422
Allied World Assurance Co. Holdings AG	14	743
Allstate Corp. (The)	254	20,698
American International Group, Inc.	98	6,118

INVESTMENTS	SHARES	VALUE
Insurance - 4.9% (continued)
Aspen Insurance Holdings Ltd.	11	$573
Assurant, Inc.	37	3,540
Assured Guaranty Ltd.	692	25,680
CNO Financial Group, Inc.	49	1,005
First American Financial Corp.	415	16,301
Hartford Financial Services Group, Inc. (The)	409	19,661
Lincoln National Corp.	229	14,988
MetLife, Inc.	214	11,304
Old Republic International Corp.	413	8,458
Prudential Financial, Inc.	113	12,055
Reinsurance Group of America, Inc.	41	5,206
Travelers Cos., Inc. (The)	120	14,465
Unum Group	455	21,335

		202,552

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. *(a)	43	38,121

Internet Software & Services - 3.8%
Akamai Technologies, Inc. *	260	15,522
Alphabet, Inc., Class A *	36	30,521
Alphabet, Inc., Class C *(a)	47	38,989
eBay, Inc. *	900	30,213
Facebook, Inc., Class A *(a)	239	33,950
IAC/InterActiveCorp. *	32	2,359
Yelp, Inc. *	212	6,943

		158,497

IT Services - 2.3%
Accenture plc, Class A	25	2,997
Booz Allen Hamilton Holding Corp.	217	7,680
Cognizant Technology Solutions Corp., Class A *	161	9,583
Convergys Corp.	690	14,593
CoreLogic, Inc. *	209	8,510
DST Systems, Inc.	83	10,168
International Business Machines Corp.	93	16,195
NeuStar, Inc., Class A *	299	9,912
Science Applications International Corp.	101	7,514
Teradata Corp. *	203	6,317

		93,469

Leisure Products - 0.4%
Brunswick Corp.	282	17,258

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	181	9,569
Bruker Corp.	614	14,325
Thermo Fisher Scientific, Inc.	13	1,997
Waters Corp. *	112	17,507

		43,398

Machinery - 4.4%
Crane Co.	326	24,395
Cummins, Inc. (a)	247	37,346
Dover Corp.	13	1,045
Ingersoll-Rand plc	320	26,022
ITT, Inc.	162	6,645
Oshkosh Corp. (a)	476	32,649
Parker-Hannifin Corp.	121	19,399

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Machinery - 4.4% (continued)
Stanley Black & Decker, Inc.	101	$13,420
Timken Co. (The)	447	20,204
Woodward, Inc.	28	1,902

		183,027

Media - 1.9%
AMC Networks, Inc., Class A *	97	5,692
CBS Corp. (Non-Voting), Class B	157	10,889
Comcast Corp., Class A	539	20,261
Interpublic Group of Cos., Inc. (The)	265	6,511
Time Warner, Inc.	107	10,455
Time, Inc. (2)	175	3,386
Twenty-First Century Fox, Inc., Class A	145	4,697
Walt Disney Co. (The)	144	16,328

		78,219

Metals & Mining - 2.5%
Commercial Metals Co.	525	10,043
Freeport-McMoRan, Inc. *	378	5,050
Newmont Mining Corp.	90	2,967
Nucor Corp.	230	13,736
Reliance Steel & Aluminum Co.	310	24,806
Steel Dynamics, Inc.	588	20,439
United States Steel Corp.	358	12,104
Worthington Industries, Inc.	357	16,097

		105,242

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Annaly Capital Management, Inc.	1,408	15,643

Multiline Retail - 0.2%
Dillard’s, Inc., Class A	89	4,649
Macy’s, Inc.	98	2,905

		7,554

Multi-Utilities - 2.1%
Ameren Corp.	225	12,283
CenterPoint Energy, Inc.	625	17,231
Consolidated Edison, Inc.	65	5,048
DTE Energy Co.	208	21,239
MDU Resources Group, Inc.	45	1,232
Public Service Enterprise Group, Inc.	472	20,933
SCANA Corp.	47	3,071
Vectren Corp.	134	7,854

		88,891

Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	266	16,492
Apache Corp.	217	11,152
Chevron Corp.	284	30,493
Cimarex Energy Co.	19	2,270
ConocoPhillips(a)	796	39,697
Devon Energy Corp.	161	6,717
Enbridge, Inc. (Canada)	61	2,552
Energen Corp. *	160	8,710
EOG Resources, Inc.	151	14,730
Exxon Mobil Corp. (a)	651	53,389
HollyFrontier Corp.	23	652
Kinder Morgan, Inc.	622	13,522
Marathon Oil Corp.	296	4,677

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 7.0% (continued)
Marathon Petroleum Corp.	147	$7,429
Murphy Oil Corp.	299	8,549
Occidental Petroleum Corp.	24	1,521
Pioneer Natural Resources Co.	14	2,607
QEP Resources, Inc. *	315	4,004
Range Resources Corp.	84	2,444
Rice Energy, Inc. *	166	3,934
Southwestern Energy Co. *	1,612	13,170
Tesoro Corp.	103	8,349
Valero Energy Corp.	322	21,345
Williams Cos., Inc. (The)	179	5,297
World Fuel Services Corp.	221	8,011

		291,713

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	127	7,054

Pharmaceuticals - 3.5%
Jazz Pharmaceuticals plc *	4	580
Johnson & Johnson(a)	528	65,762
Mallinckrodt plc *	112	4,992
Merck & Co., Inc. (a)	666	42,318
Pfizer, Inc.	913	31,234

		144,886

Professional Services - 0.6%
FTI Consulting, Inc. *	45	1,853
ManpowerGroup, Inc.	208	21,334

		23,187

Road & Rail - 2.2%
Hertz Global Holdings, Inc. *	64	1,123
Kansas City Southern	164	14,065
Norfolk Southern Corp.	221	24,745
Ryder System, Inc.	121	9,128
Union Pacific Corp. (a)	406	43,003

		92,064

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. *	129	1,877
Applied Materials, Inc. (a)	935	36,372
Cirrus Logic, Inc. *	173	10,499
Intel Corp.	586	21,137
KLA-Tencor Corp.	51	4,849
Lam Research Corp.	20	2,567
Marvell Technology Group Ltd.	68	1,038
Maxim Integrated Products, Inc.	142	6,384
Micron Technology, Inc. *	599	17,311
NVIDIA Corp.	52	5,664
QUALCOMM, Inc.	535	30,677
Synaptics, Inc. *	352	17,428
Teradyne, Inc.	247	7,682
Texas Instruments, Inc.	233	18,770
Versum Materials, Inc. *	467	14,290

		196,545

Software - 4.7%
Activision Blizzard, Inc.	220	10,969
Adobe Systems, Inc. *	9	1,171
CA, Inc.	204	6,471

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Software - 4.7% (continued)
Citrix Systems, Inc. *	97	$8,089
CommVault Systems, Inc. *	194	9,855
Electronic Arts, Inc. *	116	10,384
Fortinet, Inc. *	213	8,169
Microsoft Corp. (a)	1,367	90,031
Nuance Communications, Inc. *	278	4,812
Oracle Corp.	433	19,316
VMware, Inc., Class A *	85	7,832
Zynga, Inc., Class A *	6,204	17,681

		194,780

Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	46	645
Best Buy Co., Inc.	388	19,070
Chico’s FAS, Inc.	294	4,175
Dick’s Sporting Goods, Inc.	138	6,715
GameStop Corp., Class A	610	13,756
Home Depot, Inc. (The)	25	3,671
Lowe’s Cos., Inc.	40	3,288
Office Depot, Inc.	368	1,717
Staples, Inc.	272	2,385
TJX Cos., Inc. (The)	17	1,344
Urban Outfitters, Inc. *	318	7,556

		64,322

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc. (a)	827	118,807
Hewlett Packard Enterprise Co.	1,212	28,724
HP, Inc.	1,254	22,421
Seagate Technology plc	44	2,021
Western Digital Corp.	7	578
Xerox Corp.	1,873	13,748

		186,299

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. *	109	4,154
PVH Corp.	131	13,555

		17,709

Tobacco - 1.4%
Altria Group, Inc.	309	22,069
Philip Morris International, Inc.	245	27,660
Reynolds American, Inc.	140	8,823

		58,552

Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. *	192	7,896
Herc Holdings, Inc. *	10	489
MSC Industrial Direct Co., Inc., Class A	159	16,339
United Rentals, Inc. *	19	2,376
WESCO International, Inc. *	177	12,310

		39,410

TOTAL COMMON STOCKS (cost $4,892,674)		5,022,471

EXCHANGE TRADED FUND - 6.0%
SPDR S&P 500 Fund Trust (cost $247,312)	1,052	247,998

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.5%

Investment Companies - 2.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (2)(b)	1,061	$1,061
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (2)(b)	4,244	4,244
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (2)(b)	92,592	92,593
UBS Select Treasury Preferred Fund, Class I, 0.62% (2)(b)	5,305	5,305

TOTAL SHORT-TERM INVESTMENTS (cost $103,203)		103,203

TOTAL LONG POSITIONS (cost $5,243,189)		5,373,672

SHORT POSITIONS - (28.0)%

COMMON STOCKS - (28.0)%

Aerospace & Defense - (1.7)%
HEICO Corp.	(28)	(2,442)
KLX, Inc. *	(424)	(18,953)
TransDigm Group, Inc.	(201)	(44,252)
Triumph Group, Inc.	(183)	(4,712)

		(70,359)

Airlines - (0.1)%
American Airlines Group, Inc.	(63)	(2,665)

Banks - (0.6)%
Bank of the Ozarks, Inc.	(479)	(24,913)

Biotechnology - (2.3)%
Agios Pharmaceuticals, Inc. *	(235)	(13,724)
Alkermes plc*	(180)	(10,530)
Alnylam Pharmaceuticals, Inc. *	(68)	(3,485)
BioMarin Pharmaceutical, Inc. *	(244)	(21,418)
Intrexon Corp. *	(320)	(6,343)
Neurocrine Biosciences, Inc. *	(504)	(21,823)
OPKO Health, Inc. *	(1,399)	(11,192)
Seattle Genetics, Inc. *	(112)	(7,040)

		(95,555)

Capital Markets - (0.8)%
WisdomTree Investments, Inc.	(3,484)	(31,635)

Chemicals - (1.1)%
CF Industries Holdings, Inc.	(742)	(21,778)
Olin Corp.	(27)	(887)
Platform Specialty Products Corp. *	(1,647)	(21,444)

		(44,109)

Commercial Services & Supplies - (0.3)%
Stericycle, Inc. *	(136)	(11,273)

Communications Equipment - (0.7)%
Arista Networks, Inc. *	(34)	(4,497)
Palo Alto Networks, Inc. *	(164)	(18,480)
ViaSat, Inc. *	(99)	(6,318)

		(29,295)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Construction & Engineering - 0.0% (c)
Dycom Industries, Inc. *	(7)	$(651)

Containers & Packaging - (0.8)%
Ball Corp.	(475)	(35,273)

Diversified Telecommunication Services - 0.0% (c)
Frontier Communications Corp.	(998)	(2,136)

Electric Utilities - 0.0% (c)
Southern Co. (The)	(10)	(498)

Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(68)	(13,872)
Sensata Technologies Holding NV *	(84)	(3,668)

		(17,540)

Electronic Equipment, Instruments & Components - (0.9)%
IPG Photonics Corp. *	(107)	(12,915)
Knowles Corp. *	(445)	(8,433)
National Instruments Corp.	(54)	(1,758)
VeriFone Systems, Inc. *	(347)	(6,499)
Zebra Technologies Corp., Class A *	(95)	(8,669)

		(38,274)

Energy Equipment & Services - (1.1)%
Noble Corp. plc *	(847)	(5,243)
Weatherford International plc *	(5,884)	(39,129)

		(44,372)

Food & Staples Retailing - 0.0% (c)
Sprouts Farmers Market, Inc. *	(64)	(1,480)

Food Products - (1.2)%
Snyder’s-Lance, Inc.	(486)	(19,591)
TreeHouse Foods, Inc. *	(366)	(30,985)

		(50,576)

Gas Utilities - 0.0% (c)
WGL Holdings, Inc.	(26)	(2,146)

Health Care Equipment & Supplies - (1.3)%
DexCom, Inc. *	(463)	(39,230)
LivaNova plc *	(186)	(9,116)
NuVasive, Inc. *	(54)	(4,033)

		(52,379)

Health Care Providers & Services - (2.3)%
Acadia Healthcare Co., Inc. *	(1,016)	(44,298)
Envision Healthcare Corp. *	(470)	(28,820)
MEDNAX, Inc. *	(43)	(2,983)
Premier, Inc., Class A *	(631)	(20,085)

		(96,186)

Health Care Technology - (0.1)%
athenahealth, Inc. *	(49)	(5,522)

Hotels, Restaurants & Leisure - (0.6)%
Chipotle Mexican Grill, Inc. *	(11)	(4,900)
Norwegian Cruise Line Holdings Ltd. *	(38)	(1,928)

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - (0.6)% (continued)
Wynn Resorts Ltd.	(154)	$(17,650)

		(24,478)

Household Durables - (0.2)%
Tempur Sealy International, Inc. *	(148)	(6,876)

Industrial Conglomerates - (0.1)%
Roper Technologies, Inc.	(12)	(2,478)

Insurance - (0.1)%
Primerica, Inc.	(49)	(4,028)

Internet & Direct Marketing Retail - (0.1)%
TripAdvisor, Inc. *	(84)	(3,625)

Internet Software & Services - (0.9)%
comScore, Inc. *	(220)	(4,750)
Pandora Media, Inc. *	(1,586)	(18,731)
Twitter, Inc. *	(31)	(463)
Zillow Group, Inc., Class C *	(422)	(14,209)

		(38,153)

IT Services - (0.8)%
First Data Corp., Class A *	(1,763)	(27,326)
FleetCor Technologies, Inc. *	(6)	(909)
WEX, Inc. *	(33)	(3,416)

		(31,651)

Life Sciences Tools & Services - (0.5)%
Bio-Techne Corp.	(9)	(915)
Patheon NV*	(734)	(19,333)

		(20,248)

Machinery - (0.6)%
Middleby Corp. (The) *	(114)	(15,555)
WELBILT, Inc. *	(485)	(9,521)

		(25,076)

Media - (0.7)%
DISH Network Corp., Class A *	(113)	(7,174)
Liberty Global plc, Class A (United Kingdom) *	(648)	(23,244)

		(30,418)

Metals & Mining - (0.5)%
Allegheny Technologies, Inc. *	(794)	(14,260)
Royal Gold, Inc.	(76)	(5,324)

		(19,584)

Multiline Retail - (0.4)%
Dollar Tree, Inc. *	(32)	(2,511)
JC Penney Co., Inc. *	(2,038)	(12,554)

		(15,065)

Multi-Utilities - (0.2)%
Dominion Resources, Inc.	(113)	(8,765)

Oil, Gas & Consumable Fuels - (1.6)%
Cheniere Energy, Inc. *	(520)	(24,580)
Chesapeake Energy Corp. *	(571)	(3,392)
Kosmos Energy Ltd. *	(2,684)	(17,876)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (1.6)% (continued)
Laredo Petroleum, Inc. *	(91)	$(1,329)
PBF Energy, Inc., Class A	(119)	(2,638)
SM Energy Co.	(316)	(7,590)
Whiting Petroleum Corp. *	(727)	(6,877)
WPX Energy, Inc. *	(190)	(2,544)

		(66,826)

Personal Products - (0.3)%
Coty, Inc., Class A	(581)	(10,534)

Pharmaceuticals - (0.7)%
Allergan plc	(58)	(13,857)
Catalent, Inc. *	(168)	(4,758)
Perrigo Co. plc	(89)	(5,909)
Prestige Brands Holdings, Inc. *	(76)	(4,222)
Zoetis, Inc.	(22)	(1,174)

		(29,920)

Professional Services - 0.0% (c)
IHS Markit Ltd. *	(19)	(797)

Road & Rail - (0.1)%
Avis Budget Group, Inc. *	(81)	(2,396)

Semiconductors & Semiconductor Equipment - (0.1)%
SunPower Corp. *	(527)	(3,215)

Software - (1.5)%
ACI Worldwide, Inc. *	(239)	(5,112)
FireEye, Inc. *	(653)	(8,234)
Guidewire Software, Inc. *	(136)	(7,661)
Splunk, Inc. *	(101)	(6,291)
SS&C Technologies Holdings, Inc.	(110)	(3,894)
Tyler Technologies, Inc. *	(90)	(13,910)
Ultimate Software Group, Inc. (The)*	(23)	(4,490)
Workday, Inc., Class A *	(177)	(14,741)

		(64,333)

Specialty Retail - (1.2)%
Advance Auto Parts, Inc.	(9)	(1,334)
Ascena Retail Group, Inc. *	(1,032)	(4,396)
CarMax, Inc. *	(74)	(4,382)
Guess?, Inc.	(496)	(5,531)
L Brands, Inc.	(21)	(989)
Restoration Hardware Holdings, Inc. *	(606)	(28,034)
Signet Jewelers Ltd.	(69)	(4,780)

		(49,446)

Technology Hardware, Storage & Peripherals - (0.6)%
Diebold Nixdorf, Inc.	(799)	(24,529)

Textiles, Apparel & Luxury Goods - (0.3)%
Hanesbrands, Inc.	(60)	(1,245)
Under Armour, Inc., Class A*	(588)	(11,631)

		(12,876)

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - (0.2)%
Fastenal Co.	(187)	$(9,630)

TOTAL COMMON STOCKS (proceeds $(1,132,630))		(1,161,784)

TOTAL SHORT POSITIONS (proceeds $(1,132,630))		(1,161,784)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.5% (cost $4,110,559)		4,211,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(62,935)

NET ASSETS - 100.0%		$4,148,953

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$332,285	8.0%
Consumer Staples	146,686	3.5
Energy	282,665	6.8
Exchange Traded Fund	247,998	6.0
Financials	744,491	17.9
Health Care	326,226	7.9
Industrials	601,450	14.5
Information Technology	773,607	18.7
Materials	303,886	7.3
Real Estate	110,710	2.7
Telecommunication Services	25,554	0.6
Utilities	213,127	5.1
Short-Term Investments	103,203	2.5

Total Investments In Securities At Value	4,211,888	101.5
Liabilities in Excess of Other Assets	(62,935)	(1.5)

Net Assets	$4,148,953	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,435,585.
(b)	Represents 7-day effective yield as of 3/31/2017.
(c)	Represents less than 0.05% of net assets.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 129.1%

COMMON STOCKS - 123.3%

Aerospace & Defense - 3.8%
AAR Corp. (a)	377	$12,678
Curtiss-Wright Corp. (a)	161	14,693
DigitalGlobe, Inc. *	92	3,013
Ducommun, Inc. *	397	11,430
Esterline Technologies Corp. *(a)	129	11,100
Moog, Inc., Class A *	159	10,709
Sparton Corp. *	1,090	22,879
Vectrus, Inc. *	1,015	22,685

		109,187

Air Freight & Logistics - 0.5%
Hub Group, Inc., Class A *	134	6,217
Park-Ohio Holdings Corp.	223	8,017

		14,234

Airlines - 0.2%
Allegiant Travel Co.	14	2,244
Hawaiian Holdings, Inc. *	54	2,508

		4,752

Auto Components - 4.0%
American Axle & Manufacturing Holdings, Inc. *	451	8,470
Cooper Tire & Rubber Co. (a)	271	12,019
Cooper-Standard Holdings, Inc. *	60	6,656
Dana, Inc. (a)	838	16,182
Spartan Motors, Inc.	3,398	27,184
Stoneridge, Inc. *	623	11,301
Superior Industries International, Inc.	129	3,270
Tenneco, Inc.	125	7,802
Tower International, Inc.	880	23,848

		116,732

Banks - 12.4%
1st Source Corp. (a)	434	20,376
BancFirst Corp. (a)	133	11,957
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	133	3,689
BancorpSouth, Inc. (a)	428	12,947
Banner Corp.	77	4,284
Berkshire Hills Bancorp, Inc.	118	4,254
Boston Private Financial Holdings, Inc.	398	6,527
Capital Bank Financial Corp., Class A	12	521
Cathay General Bancorp	141	5,313
CenterState Banks, Inc.	200	5,180
Central Pacific Financial Corp.	236	7,207
City Holding Co.	55	3,546
Columbia Banking System, Inc.	51	1,988
Community Trust Bancorp, Inc.	88	4,026
Customers Bancorp, Inc. *	113	3,563
Eagle Bancorp, Inc. *	27	1,612
Enterprise Financial Services Corp.	134	5,682
FCB Financial Holdings, Inc., Class A *	63	3,122
First BanCorp *	5,695	32,177
First Busey Corp.	169	4,969
First Citizens BancShares, Inc., Class A (a)	47	15,762
First Financial Bancorp	128	3,514
First Financial Corp.	241	11,447

INVESTMENTS	SHARES	VALUE
Banks - 12.4% (continued)
First Merchants Corp.	176	$6,920
First NBC Bank Holding Co. *	1,040	4,160
Flushing Financial Corp.	84	2,257
Fulton Financial Corp.	334	5,962
Great Southern Bancorp, Inc.	74	3,737
Great Western Bancorp, Inc.	73	3,096
Hancock Holding Co.	259	11,797
Hanmi Financial Corp.	468	14,391
Heartland Financial USA, Inc. (a)	261	13,037
Heritage Financial Corp.	44	1,089
Hope Bancorp, Inc.	257	4,927
IBERIABANK Corp.	102	8,068
Independent Bank Group, Inc.	44	2,829
International Bancshares Corp. (a)	424	15,010
Investors Bancorp, Inc.	418	6,011
LegacyTexas Financial Group, Inc.	33	1,317
National Bank Holdings Corp., Class A	37	1,202
OFG Bancorp	442	5,216
Old National Bancorp	309	5,361
Opus Bank	570	11,485
Preferred Bank	90	4,829
PrivateBancorp, Inc.	81	4,809
Prosperity Bancshares, Inc.	74	5,159
Sandy Spring Bancorp, Inc.	131	5,370
South State Corp.	11	983
Stonegate Bank	43	2,025
Texas Capital Bancshares, Inc. *	50	4,172
TriCo Bancshares	117	4,157
Umpqua Holdings Corp. (a)	608	10,786
Union Bankshares Corp.	172	6,051
United Community Banks, Inc.	181	5,012
Valley National Bancorp	241	2,844
Wintrust Financial Corp.	39	2,696

		360,428

Biotechnology - 4.0%
Acorda Therapeutics, Inc. *	315	6,615
AMAG Pharmaceuticals, Inc. *	196	4,420
Applied Genetic Technologies Corp. *	1,006	6,941
Array BioPharma, Inc. *	252	2,253
BioSpecifics Technologies Corp. *	131	7,179
Chimerix, Inc. *	160	1,021
Clovis Oncology, Inc. *	52	3,311
Emergent BioSolutions, Inc. *	282	8,189
Enanta Pharmaceuticals, Inc. *	192	5,914
Exelixis, Inc. *(a)	631	13,674
Five Prime Therapeutics, Inc. *	81	2,928
Genomic Health, Inc. *	116	3,653
Myriad Genetics, Inc. *(a)	901	17,299
PDL BioPharma, Inc. *	7,703	17,486
Portola Pharmaceuticals, Inc. *	71	2,782
Prothena Corp. plc (Ireland) *	48	2,678
TESARO, Inc. *	28	4,308
Xencor, Inc. *	227	5,430

		116,081

Building Products - 2.7%
American Woodmark Corp. *	24	2,203
Apogee Enterprises, Inc.	16	954

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Building Products - 2.7% (continued)
Continental Building Products, Inc. *	539	$13,205
Gibraltar Industries, Inc. *(a)	282	11,618
Insteel Industries, Inc.	100	3,614
Masonite International Corp. *	62	4,914
NCI Building Systems, Inc. *	605	10,376
Ply Gem Holdings, Inc. *(a)	1,036	20,409
Simpson Manufacturing Co., Inc.	136	5,860
Universal Forest Products, Inc.	42	4,139

		77,292

Capital Markets - 0.9%
Evercore Partners, Inc., Class A	90	7,011
Greenhill & Co., Inc.	94	2,754
INTL. FCStone, Inc. *	203	7,706
Janus Capital Group, Inc.	149	1,967
Waddell & Reed Financial, Inc., Class A	330	5,610

		25,048

Chemicals - 5.4%
Chemours Co. (The) (a)	733	28,220
Chemtura Corp. *	66	2,204
Ferro Corp. *	694	10,542
FutureFuel Corp.	878	12,450
GCP Applied Technologies, Inc. *	25	816
HB Fuller Co.	19	980
Innophos Holdings, Inc. (a)	271	14,626
Innospec, Inc.	34	2,202
Koppers Holdings, Inc. *	69	2,922
Kraton Corp. *	211	6,524
OMNOVA Solutions, Inc. *	1,954	19,345
PolyOne Corp.	248	8,454
Rayonier Advanced Materials, Inc.	506	6,806
Stepan Co.	78	6,147
Trinseo SA (a)	528	35,429

		157,667

Commercial Services & Supplies - 2.7%
ACCO Brands Corp. *	353	4,642
Brady Corp., Class A	73	2,822
Brink’s Co. (The)	149	7,964
Ennis, Inc.	884	15,028
Herman Miller, Inc.	208	6,562
Interface, Inc.	15	286
Knoll, Inc. (a)	512	12,191
McGrath RentCorp.	28	940
Quad/Graphics, Inc.	17	429
Steelcase, Inc., Class A (a)	663	11,105
Tetra Tech, Inc.	189	7,721
Viad Corp.	192	8,678

		78,368

Communications Equipment - 2.0%
Black Box Corp.	1,073	9,603
Finisar Corp. *(a)	354	9,678
InterDigital, Inc. (a)	150	12,945
Ixia (2)*	27	531
NETGEAR, Inc. *	118	5,847
Silicom Ltd. (Israel)	14	695
Sonus Networks, Inc. *	2,190	14,432

INVESTMENTS	SHARES	VALUE
Communications Equipment - 2.0% (continued)
Viavi Solutions, Inc. *	515	$5,521

		59,252

Construction & Engineering - 1.9%
Aegion Corp. *	91	2,085
Argan, Inc.	118	7,806
Comfort Systems USA, Inc.	103	3,775
EMCOR Group, Inc.	170	10,701
MasTec, Inc. *	30	1,202
MYR Group, Inc. *	211	8,651
Tutor Perini Corp. *	648	20,606

		54,826

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	146	3,608

Consumer Finance - 0.4%
Enova International, Inc. *	98	1,455
FirstCash, Inc.	49	2,408
LendingClub Corp. *	451	2,476
Nelnet, Inc., Class A	53	2,325
Regional Management Corp. *	114	2,215

		10,879

Distributors - 0.1%
Core-Mark Holding Co., Inc.	55	1,715

Diversified Consumer Services - 1.9%
American Public Education, Inc. *	568	13,007
Capella Education Co.	177	15,050
Career Education Corp. *	606	5,272
DeVry Education Group, Inc.	215	7,622
Grand Canyon Education, Inc. *	17	1,217
K12, Inc. *	756	14,477

		56,645

Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc. *	219	3,876
IDT Corp., Class B	490	6,233
Vonage Holdings Corp. *	58	367

		10,476

Electric Utilities - 0.4%
Portland General Electric Co. (a)	240	10,661

Electrical Equipment - 0.5%
EnerSys	68	5,368
Generac Holdings, Inc. *	48	1,789
General Cable Corp.	66	1,185
Powell Industries, Inc.	149	5,132

		13,474

Electronic Equipment, Instruments & Components - 4.9%
Anixter International, Inc. *(a)	228	18,080
AVX Corp. (a)	627	10,270
Belden, Inc.	10	692
Benchmark Electronics, Inc. *	200	6,360
Insight Enterprises, Inc. *(a)	286	11,752
InvenSense, Inc. *	111	1,402
Itron, Inc. *	8	485

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 4.9% (continued)
Methode Electronics, Inc.	30	$1,368
Plexus Corp. *	65	3,757
Rogers Corp. *(a)	200	17,174
Sanmina Corp. *(a)	639	25,943
ScanSource, Inc. *	487	19,115
SYNNEX Corp.	52	5,821
Tech Data Corp. *(a)	160	15,024
TTM Technologies, Inc. *	305	4,920

		142,163

Energy Equipment & Services - 2.4%
Archrock, Inc.	1,197	14,843
Atwood Oceanics, Inc. *	134	1,277
Exterran Corp. *(a)	480	15,096
Helix Energy Solutions Group, Inc. *	579	4,499
Matrix Service Co. *	474	7,821
McDermott International, Inc. *	1,280	8,640
Oil States International, Inc. *	87	2,884
Pioneer Energy Services Corp. *	376	1,504
Seadrill Ltd. (United Kingdom) *	5,266	8,689
TETRA Technologies, Inc. *	1,063	4,326

		69,579

Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexander’s, Inc.	8	3,455
CBL & Associates Properties, Inc.	357	3,406
DiamondRock Hospitality Co.	464	5,174
First Potomac Realty Trust	544	5,592
Four Corners Property Trust, Inc.	228	5,205
GEO Group, Inc. (The)	77	3,570
Hudson Pacific Properties, Inc.	54	1,871
Lexington Realty Trust	774	7,724
Mack-Cali Realty Corp. (a)	370	9,968
RLJ Lodging Trust	241	5,666
Select Income REIT (a)	452	11,657
Silver Bay Realty Trust Corp.	81	1,739
Summit Hotel Properties, Inc.	152	2,429
Xenia Hotels & Resorts, Inc. (a)	582	9,935

		77,391

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	95	3,600
SpartanNash Co.	242	8,468
SUPERVALU, Inc. *	2,219	8,565
United Natural Foods, Inc. *	12	519

		21,152

Food Products - 2.8%
Darling Ingredients, Inc. *(a)	1,947	28,270
Dean Foods Co.	104	2,045
Fresh Del Monte Produce, Inc. (a)	245	14,511
John B Sanfilippo & Son, Inc.	150	10,979
Omega Protein Corp.	631	12,652
Sanderson Farms, Inc.	94	9,761
Seaboard Corp.	1	4,169

		82,387

Gas Utilities - 1.8%
ONE Gas, Inc.	134	9,059
Southwest Gas Holdings, Inc. (a)	442	36,646

INVESTMENTS	SHARES	VALUE
Gas Utilities - 1.8% (continued)
WGL Holdings, Inc.	68	$5,612

		51,317

Health Care Equipment & Supplies - 2.9%
Analogic Corp.	29	2,201
AngioDynamics, Inc. *	159	2,759
Atrion Corp.	1	468
Cantel Medical Corp.	25	2,002
Glaukos Corp. *	35	1,795
Globus Medical, Inc., Class A *	240	7,109
Haemonetics Corp. *	12	487
Integer Holdings Corp. *	20	804
iRadimed Corp. *	812	7,227
LeMaitre Vascular, Inc.	324	7,980
Masimo Corp. *(a)	147	13,709
Meridian Bioscience, Inc.	59	814
Merit Medical Systems, Inc. *	74	2,139
Natus Medical, Inc. *	178	6,987
OraSure Technologies, Inc. *	945	12,219
Orthofix International NV *	289	11,025
Surmodics, Inc. *	110	2,646
Tandem Diabetes Care, Inc. *	564	677
Zeltiq Aesthetics, Inc. *	51	2,836

		85,884

Health Care Providers & Services - 3.3%
AMN Healthcare Services, Inc. *	27	1,096
Chemed Corp.	38	6,942
Community Health Systems, Inc. *	657	5,828
CorVel Corp. *	502	21,837
HealthSouth Corp.	77	3,296
LHC Group, Inc. *	98	5,282
Magellan Health, Inc. *(a)	145	10,012
Molina Healthcare, Inc. *	83	3,785
National HealthCare Corp.	63	4,492
Owens & Minor, Inc. (a)	295	10,207
PharMerica Corp. *	227	5,312
Quorum Health Corp. *	846	4,602
Select Medical Holdings Corp. *	79	1,055
Triple-S Management Corp., Class B *	629	11,052

		94,798

Health Care Technology - 0.7%
HMS Holdings Corp. *	432	8,783
Omnicell, Inc. *	15	610
Quality Systems, Inc. *	806	12,283

		21,676

Hotels, Restaurants & Leisure - 2.2%
BJ’s Restaurants, Inc. *	102	4,121
Bloomin’ Brands, Inc.	408	8,050
Boyd Gaming Corp. *	234	5,150
Buffalo Wild Wings, Inc. *	25	3,819
Cheesecake Factory, Inc. (The)	8	507
Del Frisco’s Restaurant Group, Inc. *	279	5,036
ILG, Inc.	98	2,054
International Speedway Corp., Class A	103	3,806
Intrawest Resorts Holdings, Inc. *	236	5,902
La Quinta Holdings, Inc. *	304	4,110
Marriott Vacations Worldwide Corp.	17	1,699

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.2% (continued)
Ruby Tuesday, Inc. *	1,210	$3,400
Ruth’s Hospitality Group, Inc.	739	14,817
Texas Roadhouse, Inc.	30	1,336

		63,807

Household Durables - 2.9%
Bassett Furniture Industries, Inc.	38	1,022
Beazer Homes USA, Inc. *	263	3,190
Century Communities, Inc. *	389	9,881
Flexsteel Industries, Inc.	247	12,449
Hovnanian Enterprises, Inc., Class A *	3,596	8,163
KB Home	52	1,034
La-Z-Boy, Inc.	109	2,943
Libbey, Inc.	906	13,209
M/I Homes, Inc. *	153	3,748
MDC Holdings, Inc.	39	1,172
NACCO Industries, Inc., Class A	70	4,886
Taylor Morrison Home Corp., Class A *(a)	590	12,579
TopBuild Corp. *	106	4,982
ZAGG, Inc. *	604	4,349

		83,607

Insurance - 4.3%
Ambac Financial Group, Inc. *	1,069	20,161
AMERISAFE, Inc.	19	1,233
Argo Group International Holdings Ltd.	163	11,051
CNO Financial Group, Inc. (a)	840	17,220
Employers Holdings, Inc. (a)	530	20,114
Enstar Group Ltd. *	12	2,296
Federated National Holding Co.	1,222	21,299
Genworth Financial, Inc., Class A *	530	2,184
Heritage Insurance Holdings, Inc.	771	9,846
Maiden Holdings Ltd.	204	2,856
National Western Life Group, Inc., Class A	29	8,821
Safety Insurance Group, Inc.	101	7,080
United Fire Group, Inc.	8	342

		124,503

Internet & Direct Marketing Retail - 0.0% (b)
HSN, Inc.	29	1,076

Internet Software & Services - 1.9%
Bankrate, Inc. *	598	5,771
Bazaarvoice, Inc. *	797	3,427
Blucora, Inc. *	83	1,436
Brightcove, Inc. *	986	8,775
Carbonite, Inc. *	138	2,801
DHI Group, Inc. *	1,896	7,489
GrubHub, Inc. *	18	592
LogMeIn, Inc.	92	8,970
MeetMe, Inc. *	1,083	6,379
RetailMeNot, Inc. *	950	7,695
Web.com Group, Inc. *	42	811
XO Group, Inc. *	42	723

		54,869

IT Services - 2.4%
Convergys Corp. (a)	661	13,980
EVERTEC, Inc.	774	12,307
Hackett Group, Inc. (The)	187	3,645

INVESTMENTS	SHARES	VALUE
IT Services - 2.4% (continued)
NeuStar, Inc., Class A *(a)	768	$25,459
Perficient, Inc. *	43	747
Sykes Enterprises, Inc. *	235	6,909
Travelport Worldwide Ltd.	611	7,191

		70,238

Leisure Products - 0.7%
American Outdoor Brands Corp. *	61	1,209
JAKKS Pacific, Inc. *	168	924
Johnson Outdoors, Inc., Class A	188	6,862
MCBC Holdings, Inc.	673	10,882

		19,877

Life Sciences Tools & Services - 0.8%
Cambrex Corp. *	72	3,964
INC Research Holdings, Inc., Class A *	181	8,299
Luminex Corp.	52	955
PAREXEL International Corp. *	137	8,646
PRA Health Sciences, Inc. *	43	2,805

		24,669

Machinery - 5.3%
Alamo Group, Inc.	126	9,600
Astec Industries, Inc. (a)	218	13,406
Barnes Group, Inc.	55	2,824
Briggs & Stratton Corp.	183	4,108
Global Brass & Copper Holdings, Inc.	372	12,797
Greenbrier Cos., Inc. (The)	214	9,223
Harsco Corp. *	597	7,612
Hyster-Yale Materials Handling, Inc.	77	4,342
Joy Global, Inc.	102	2,882
Kadant, Inc.	81	4,807
Kennametal, Inc.	229	8,984
Lydall, Inc. *	26	1,394
Meritor, Inc. *(a)	1,079	18,483
Mueller Water Products, Inc., Class A (a)	1,011	11,950
Navistar International Corp. *	96	2,364
Rexnord Corp. *	81	1,869
SPX Corp. *	113	2,740
Standex International Corp.	35	3,505
Supreme Industries, Inc., Class A	755	15,296
TriMas Corp. *	287	5,955
Wabash National Corp.	315	6,517
Woodward, Inc.	31	2,106

		152,764

Media - 1.2%
Entravision Communications Corp., Class A	872	5,407
Gannett Co., Inc.	1,936	16,224
MSG Networks, Inc., Class A *	309	7,215
New Media Investment Group, Inc.	272	3,865
Time, Inc. (2)	64	1,238

		33,949

Metals & Mining - 4.4%
AK Steel Holding Corp. *(a)	1,692	12,165
Cliffs Natural Resources, Inc. *(a)	3,578	29,375
Coeur Mining, Inc. *	452	3,652
Commercial Metals Co.	432	8,264
Gold Resource Corp.	119	538

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Metals & Mining - 4.4% (continued)
Haynes International, Inc.	73	$2,783
Hecla Mining Co.	506	2,677
Kaiser Aluminum Corp. (a)	149	11,905
Materion Corp.	345	11,575
Olympic Steel, Inc.	354	6,570
Ryerson Holding Corp. *	1,446	18,220
Stillwater Mining Co. *	128	2,211
SunCoke Energy, Inc. *	1,217	10,904
Worthington Industries, Inc.	179	8,071

		128,910

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
New Residential Investment Corp.	432	7,335

Multiline Retail - 0.3%
Big Lots, Inc. (a)	210	10,223

Multi-Utilities - 0.4%
Avista Corp.	148	5,779
NorthWestern Corp.	93	5,459

		11,238

Oil, Gas & Consumable Fuels - 5.4%
Abraxas Petroleum Corp. *	754	1,523
Bill Barrett Corp. *	1,710	7,781
California Resources Corp. *	328	4,933
Callon Petroleum Co. *	408	5,369
Clayton Williams Energy, Inc. *	5	660
Contango Oil & Gas Co. *	1,540	11,273
Denbury Resources, Inc. *	1,865	4,812
DHT Holdings, Inc.	126	563
Eclipse Resources Corp. *	3,749	9,522
Frontline Ltd. (Norway)	480	3,235
Gener8 Maritime, Inc. *	1,586	8,993
Green Plains, Inc.	147	3,638
Oasis Petroleum, Inc. *(a)	901	12,848
Overseas Shipholding Group, Inc., Class A	3,876	14,961
PDC Energy, Inc. *	105	6,547
Renewable Energy Group, Inc. *	295	3,083
REX American Resources Corp. *	182	16,469
RSP Permian, Inc. *(a)	374	15,495
Ship Finance International Ltd. (Norway)	43	632
Teekay Tankers Ltd., Class A	510	1,046
W&T Offshore, Inc. *	2,308	6,393
Western Refining, Inc.	84	2,946
Westmoreland Coal Co. *	1,027	14,912

		157,634

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. *	210	5,212
Schweitzer-Mauduit International, Inc.	21	870

		6,082

Pharmaceuticals - 1.8%
Catalent, Inc. *	165	4,673
Corcept Therapeutics, Inc. *	144	1,578
Horizon Pharma plc *	36	532
Impax Laboratories, Inc. *	346	4,377
Innoviva, Inc. *	23	318

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 1.8% (continued)
Pacira Pharmaceuticals, Inc. *	89	$4,058
Phibro Animal Health Corp., Class A	329	9,245
Prestige Brands Holdings, Inc. *(a)	308	17,113
SciClone Pharmaceuticals, Inc. *	1,068	10,466
Supernus Pharmaceuticals, Inc. *	24	751

		53,111

Professional Services - 2.9%
Acacia Research Corp. *	1,161	6,675
Barrett Business Services, Inc.	182	9,941
CEB, Inc.	43	3,380
Huron Consulting Group, Inc. *	62	2,610
ICF International, Inc. *	121	4,997
Insperity, Inc. (a)	192	17,021
Kelly Services, Inc., Class A	116	2,536
Kforce, Inc.	141	3,349
Navigant Consulting, Inc. *	218	4,983
RPX Corp. *	1,009	12,108
TrueBlue, Inc. *(a)	645	17,641

		85,241

Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	49	2,181
Forestar Group, Inc. *	972	13,268
HFF, Inc., Class A	191	5,285

		20,734

Road & Rail - 0.9%
ArcBest Corp.	354	9,204
Roadrunner Transportation Systems, Inc. *	1,824	12,531
YRC Worldwide, Inc. *	328	3,611

		25,346

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Energy Industries, Inc. *	110	7,541
Advanced Micro Devices, Inc. *(a)	1,119	16,281
Alpha & Omega Semiconductor Ltd. *	548	9,420
Amkor Technology, Inc. *(a)	1,213	14,059
Brooks Automation, Inc.	77	1,725
Cabot Microelectronics Corp.	28	2,145
Cirrus Logic, Inc. *	190	11,531
Entegris, Inc. *(a)	524	12,261
GigPeak, Inc. (2)*	807	2,485
Integrated Device Technology, Inc. *	249	5,894
Nanometrics, Inc. *	571	17,393
Photronics, Inc. *	880	9,416
Rudolph Technologies, Inc. *	794	17,786
Semtech Corp. *	222	7,504
Synaptics, Inc. *(a)	315	15,596
Ultratech, Inc. *	29	859
XPERI Corp.	65	2,207

		154,103

Software - 2.6%
A10 Networks, Inc. *	110	1,007
Aspen Technology, Inc. *	24	1,414
Barracuda Networks, Inc. *(a)	601	13,889
CommVault Systems, Inc. *	57	2,896
Gigamon, Inc. *(a)	440	15,642

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Software - 2.6% (continued)
MicroStrategy, Inc., Class A *	27	$5,071
Mitek Systems, Inc. *	417	2,773
Qualys, Inc. *	189	7,163
RealPage, Inc. *	110	3,839
Rubicon Project, Inc. (The) *	1,573	9,265
Synchronoss Technologies, Inc. *	173	4,221
TiVo Corp.	84	1,575
Verint Systems, Inc. *	129	5,595

		74,350

Specialty Retail - 1.5%
Abercrombie & Fitch Co., Class A	224	2,672
American Eagle Outfitters, Inc.	232	3,255
America’s Car-Mart, Inc. *	16	583
Big 5 Sporting Goods Corp.	188	2,839
Cato Corp. (The), Class A	149	3,272
Citi Trends, Inc.	129	2,193
Express, Inc. *	847	7,716
Francesca’s Holdings Corp. *	77	1,182
Genesco, Inc. *	10	555
GNC Holdings, Inc., Class A	131	964
Haverty Furniture Cos., Inc.	194	4,724
Kirkland’s, Inc. *	152	1,885
Office Depot, Inc.	1,405	6,554
Pier 1 Imports, Inc.	218	1,561
Sonic Automotive, Inc., Class A	131	2,627

		42,582

Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. *	957	4,460
Eastman Kodak Co. *	720	8,280
Super Micro Computer, Inc. *	132	3,346

		16,086

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. *	9	538
Fossil Group, Inc. *	198	3,455
Movado Group, Inc.	38	948
Perry Ellis International, Inc. *	230	4,940
Vera Bradley, Inc. *	1,030	9,589

		19,470

Thrifts & Mortgage Finance - 5.4%
Astoria Financial Corp.	134	2,748
Dime Community Bancshares, Inc.	1,167	23,690
Essent Group Ltd. *	77	2,785
EverBank Financial Corp.	106	2,065
Federal Agricultural Mortgage Corp., Class C	308	17,731
First Defiance Financial Corp.	257	12,724
Flagstar Bancorp, Inc. *(a)	696	19,620
MGIC Investment Corp. *(a)	2,666	27,007
NMI Holdings, Inc., Class A *	482	5,495
Oritani Financial Corp.	119	2,023
Radian Group, Inc. (a)	1,304	23,420
TrustCo Bank Corp.	1,176	9,232
Walker & Dunlop, Inc. *	79	3,293
Washington Federal, Inc.	197	6,521

		158,354

INVESTMENTS	SHARES	VALUE
Tobacco - 0.1%
Vector Group Ltd.	96	$1,997

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	63	3,897
Beacon Roofing Supply, Inc. *	115	5,653
MRC Global, Inc. *(a)	537	9,843
Rush Enterprises, Inc., Class A *(a)	494	16,342
Univar, Inc. *	315	9,658

		45,393

Transportation Infrastructure - 0.0% (b)
Wesco Aircraft Holdings, Inc. *	118	1,345

Water Utilities - 0.2%
SJW Group	98	4,726

TOTAL COMMON STOCKS (cost $3,627,611)		3,581,291

EXCHANGE TRADED FUND - 4.3%
iShares Russell 2000 Fund (cost $124,108)	913	125,519

RIGHT - 0.0% (b)	NO. OF RIGHTS
Media - 0.0% (b)
Media General, Inc., CVR (cost $33) (3)*(c)	112	179

SHORT-TERM INVESTMENTS - 1.5%	SHARES
Investment Companies - 1.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (2)(d)	1,413	1,413
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (2)(d)	5,653	5,653
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (2)(d)	30,402	30,402
UBS Select Treasury Preferred Fund, Class I, 0.62% (2)(d)	7,066	7,066

TOTAL SHORT-TERM INVESTMENTS (cost $44,534)		44,534

TOTAL LONG POSITIONS (cost $3,796,286)		3,751,523

SHORT POSITIONS - (28.9)%

COMMON STOCKS - (28.9)%

Aerospace & Defense - (1.0)%
Aerojet Rocketdyne Holdings, Inc. *	(332)	(7,204)
Aerovironment, Inc. *	(202)	(5,662)
KeyW Holding Corp. (The) *	(195)	(1,841)
Kratos Defense & Security Solutions, Inc. *	(518)	(4,030)
Mercury Systems, Inc. *	(261)	(10,192)

		(28,929)

Air Freight & Logistics - 0.0% (b)
XPO Logistics, Inc. *	(10)	(479)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Auto Components - (0.8)%
Gentherm, Inc. *	(32)	$(1,256)
Motorcar Parts of America, Inc. *	(677)	(20,804)

		(22,060)

Beverages - (0.1)%
MGP Ingredients, Inc.	(45)	(2,440)

Biotechnology - (1.1)%
Adamas Pharmaceuticals, Inc. *	(264)	(4,620)
Agenus, Inc. *	(570)	(2,149)
Aimmune Therapeutics, Inc. *	(52)	(1,130)
Alder Biopharmaceuticals, Inc. *	(75)	(1,560)
Atara Biotherapeutics, Inc. *	(173)	(3,555)
BioCryst Pharmaceuticals, Inc. *	(73)	(613)
Epizyme, Inc. *	(73)	(1,252)
Esperion Therapeutics, Inc. *	(36)	(1,271)
Foundation Medicine, Inc. *	(242)	(7,805)
Lion Biotechnologies, Inc. *	(396)	(2,950)
Otonomy, Inc. (2)*	(173)	(2,119)
REGENXBIO, Inc. *	(46)	(888)
Sorrento Therapeutics, Inc. *	(103)	(407)
Trevena, Inc. *	(443)	(1,626)

		(31,945)

Building Products - (0.5)%
AAON, Inc.	(115)	(4,065)
Builders FirstSource, Inc. *	(557)	(8,300)
PGT Innovations, Inc. *	(184)	(1,978)

		(14,343)

Capital Markets - (0.3)%
Financial Engines, Inc.	(217)	(9,451)
Walter Investment Management Corp. *	(140)	(151)

		(9,602)

Chemicals - (1.0)%
Balchem Corp.	(194)	(15,989)
Flotek Industries, Inc. *	(929)	(11,882)
LSB Industries, Inc. *	(142)	(1,332)

		(29,203)

Commercial Services & Supplies - (1.2)%
Mobile Mini, Inc.	(680)	(20,740)
Team, Inc. *	(540)	(14,607)

		(35,347)

Communications Equipment - (0.7)%
CalAmp Corp. *	(122)	(2,048)
Harmonic, Inc. *	(2,035)	(12,108)
Infinera Corp. *	(264)	(2,701)
NetScout Systems, Inc. *	(37)	(1,404)
ViaSat, Inc. *	(29)	(1,851)

		(20,112)

Construction & Engineering - (0.3)%
NV5 Global, Inc. *	(223)	(8,385)

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - (1.0)%
Carriage Services, Inc.	(175)	$(4,746)
Chegg, Inc. *	(3,018)	(25,472)

		(30,218)

Diversified Telecommunication Services - (0.1)%
Iridium Communications, Inc. *	(138)	(1,332)

Electronic Equipment, Instruments & Components - (1.3)%
Knowles Corp. *	(277)	(5,249)
Mesa Laboratories, Inc.	(110)	(13,497)
OSI Systems, Inc. *	(49)	(3,577)
Universal Display Corp.	(193)	(16,617)

		(38,940)

Energy Equipment & Services - (0.8)%
CARBO Ceramics, Inc. *	(273)	(3,560)
Forum Energy Technologies, Inc. *	(44)	(911)
Geospace Technologies Corp. *	(151)	(2,451)
Hornbeck Offshore Services, Inc. *	(2,263)	(10,025)
Tesco Corp. *	(599)	(4,822)

		(21,769)

Equity Real Estate Investment Trusts (REITs) - (0.1)%
Preferred Apartment Communities, Inc., Class A	(213)	(2,814)

Food & Staples Retailing - (0.5)%
Smart & Final Stores, Inc. *	(1,146)	(13,867)

Food Products - (0.1)%
Freshpet, Inc. *	(281)	(3,091)

Health Care Equipment & Supplies - (1.4)%
AtriCure, Inc. *	(337)	(6,454)
AxoGen, Inc. *	(515)	(5,382)
Cerus Corp. *	(2,705)	(12,037)
Endologix, Inc. *	(1,768)	(12,800)
GenMark Diagnostics, Inc. *	(259)	(3,321)
Novocure Ltd. *	(103)	(834)

		(40,828)

Health Care Providers & Services - (0.6)%
AAC Holdings, Inc. *	(218)	(1,860)
BioScrip, Inc. *	(3,780)	(6,426)
Capital Senior Living Corp. *	(553)	(7,775)

		(16,061)

Hotels, Restaurants & Leisure - (1.2)%
Kona Grill, Inc. *	(784)	(4,939)
Pinnacle Entertainment, Inc. *	(708)	(13,820)
Scientific Games Corp., Class A *	(438)	(10,359)
Shake Shack, Inc., Class A *	(133)	(4,442)
Zoe’s Kitchen, Inc. *	(101)	(1,869)

		(35,429)

Independent Power and Renewable Electricity Producers - (0.1)%
TerraForm Power, Inc., Class A *	(172)	(2,128)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - (0.3)%
Etsy, Inc. *	(439)	$(4,667)
Wayfair, Inc., Class A *	(80)	(3,239)

		(7,906)

Internet Software & Services - (1.2)%
2U, Inc. *	(68)	(2,697)
Angie’s List, Inc. *	(178)	(1,015)
Benefitfocus, Inc. *	(19)	(531)
Endurance International Group Holdings, Inc. *	(169)	(1,327)
Envestnet, Inc. *	(75)	(2,422)
Gogo, Inc. *	(156)	(1,716)
GTT Communications, Inc. *	(169)	(4,115)
Hortonworks, Inc. *	(662)	(6,494)
Q2 Holdings, Inc. *	(391)	(13,626)
TrueCar, Inc. *	(44)	(681)

		(34,624)

IT Services - (0.7)%
EPAM Systems, Inc. *	(9)	(680)
Virtusa Corp. *	(625)	(18,887)

		(19,567)

Leisure Products - (0.2)%
Malibu Boats, Inc., Class A *	(81)	(1,818)
Nautilus, Inc. *	(183)	(3,340)

		(5,158)

Life Sciences Tools & Services - (0.7)%
Accelerate Diagnostics, Inc. *	(240)	(5,808)
Albany Molecular Research, Inc. *	(732)	(10,270)
NeoGenomics, Inc. *	(223)	(1,759)
Pacific Biosciences of California, Inc. *	(447)	(2,311)

		(20,148)

Machinery - (0.2)%
ExOne Co. (The) *	(477)	(4,860)
Manitowoc Co., Inc. (The) *	(171)	(975)

		(5,835)

Media - (1.0)%
EW Scripps Co. (The), Class A *	(297)	(6,962)
Global Eagle Entertainment, Inc. *	(3,594)	(11,465)
Gray Television, Inc. *	(105)	(1,522)
MDC Partners, Inc., Class A *	(970)	(9,118)

		(29,067)

Metals & Mining - (0.8)%
Allegheny Technologies, Inc. *	(743)	(13,344)
Century Aluminum Co. *	(644)	(8,172)
TimkenSteel Corp. *	(38)	(719)

		(22,235)

Oil, Gas & Consumable Fuels - (1.9)%
Cobalt International Energy, Inc. *	(16,408)	(8,752)
Delek US Holdings, Inc.	(94)	(2,281)
Dorian LPG Ltd. *	(1,758)	(18,512)
Northern Oil and Gas, Inc. *	(632)	(1,643)
Par Pacific Holdings, Inc. *	(743)	(12,252)
Ring Energy, Inc. *	(42)	(455)
Scorpio Tankers, Inc. (Monaco)	(535)	(2,375)

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (1.9)% (continued)
SRC ENERGY, Inc. *	(1,200)	$(10,128)

		(56,398)

Paper & Forest Products - (0.2)%
Deltic Timber Corp.	(84)	(6,562)

Pharmaceuticals - (2.2)%
Aclaris Therapeutics, Inc. *	(179)	(5,338)
Aerie Pharmaceuticals, Inc. *	(90)	(4,081)
Collegium Pharmaceutical, Inc. *	(873)	(8,782)
Dermira, Inc. *	(358)	(12,211)
Intra-Cellular Therapies, Inc. *	(255)	(4,144)
Medicines Co. (The) *	(39)	(1,907)
Nektar Therapeutics *	(65)	(1,526)
Paratek Pharmaceuticals, Inc. *	(255)	(4,909)
Revance Therapeutics, Inc. *	(449)	(9,339)
Teligent, Inc. *	(789)	(6,162)
Zogenix, Inc. *	(561)	(6,087)

		(64,486)

Professional Services - (1.1)%
Advisory Board Co. (The) *	(426)	(19,937)
Exponent, Inc.	(8)	(476)
Korn/Ferry International	(132)	(4,157)
TriNet Group, Inc. *	(72)	(2,081)
WageWorks, Inc. *	(72)	(5,205)

		(31,856)

Real Estate Management & Development - 0.0% (b)
Kennedy-Wilson Holdings, Inc.	(55)	(1,221)

Road & Rail - (0.3)%
Celadon Group, Inc.	(1,485)	(9,727)

Semiconductors & Semiconductor Equipment - (0.5)%
Cavium, Inc. *	(137)	(9,817)
FormFactor, Inc. *	(40)	(474)
MACOM Technology Solutions Holdings, Inc. *	(113)	(5,458)

		(15,749)

Software - (0.9)%
Callidus Software, Inc. *	(28)	(598)
Glu Mobile, Inc. *	(1,297)	(2,944)
HubSpot, Inc. *	(20)	(1,211)
Paylocity Holding Corp. *	(100)	(3,863)
PROS Holdings, Inc. *	(313)	(7,571)
Rapid7, Inc. *	(461)	(6,906)
Workiva, Inc. *	(246)	(3,850)

		(26,943)

Specialty Retail - (0.6)%
Boot Barn Holdings, Inc. *	(85)	(841)
Conn’s, Inc. *	(113)	(989)
Lumber Liquidators Holdings, Inc. *	(403)	(8,459)
Party City Holdco, Inc. *	(76)	(1,068)
Rent-A-Center, Inc.	(237)	(2,102)
Stage Stores, Inc.	(202)	(523)
Tailored Brands, Inc.	(194)	(2,898)
Tile Shop Holdings, Inc.	(91)	(1,752)

		(18,632)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (0.4)%
Diebold Nixdorf, Inc.	(22)	$(675)
Nimble Storage, Inc. *	(117)	(1,463)
Pure Storage, Inc., Class A *	(351)	(3,450)
USA Technologies, Inc. *	(1,197)	(5,087)

		(10,675)

Textiles, Apparel & Luxury Goods - (0.8)%
G-III Apparel Group Ltd. *	(240)	(5,253)
Iconix Brand Group, Inc. *	(486)	(3,655)
Sequential Brands Group, Inc. *	(3,538)	(13,763)

		(22,671)

Thrifts & Mortgage Finance - (0.6)%
Nationstar Mortgage Holdings, Inc. *	(302)	(4,759)
Ocwen Financial Corp. *	(1,808)	(9,890)
PHH Corp. *	(261)	(3,323)

		(17,972)

Trading Companies & Distributors - (0.1)%
Textainer Group Holdings Ltd. *	(208)	(3,182)

TOTAL COMMON STOCKS (proceeds $(820,067))		(839,936)

TOTAL SHORT POSITIONS (proceeds $(820,067))		(839,936)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (cost $2,976,219)		2,911,587

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(5,842)

NET ASSETS - 100.0%		$2,905,745

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$278,722	9.6%
Consumer Staples	86,138	3.0
Energy	149,047	5.1
Exchange Traded Fund	125,519	4.3
Financials	658,974	22.7
Health Care	222,750	7.7
Industrials	524,139	18.0
Information Technology	404,450	13.9
Materials	238,266	8.2
Real Estate	94,090	3.3
Telecommunication Services	9,144	0.3
Utilities	75,814	2.6
Short-Term Investments	44,534	1.5

Total Investments In Securities At Value	2,911,587	100.2
Liabilities in Excess of Other Assets	(5,842)	(0.2)

Net Assets	$2,905,745	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,048,120.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $179, which represents approximately 0.01% of net assets of the fund.
(d)	Represents 7-day effective yield as of 3/31/2017.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 129.7%

COMMON STOCKS - 126.9%

Australia - 11.2%
AGL Energy Ltd.	578	$11,643
Ansell Ltd.	629	11,565
Aristocrat Leisure Ltd.	908	12,464
Aurizon Holdings Ltd.	7,296	29,256
Australia & New Zealand Banking Group Ltd.	2,638	64,052
Bendigo & Adelaide Bank Ltd.	1,379	12,776
BHP Billiton Ltd.	1,083	19,696
BHP Billiton plc	1,112	17,151
Caltex Australia Ltd.	175	3,943
CIMIC Group Ltd.	1,483	40,692
Crown Resorts Ltd.	760	6,856
Dexus Property Group, REIT	2,387	17,816
Fortescue Metals Group Ltd.	9,225	43,940
Goodman Group, REIT	926	5,475
LendLease Group	1,198	14,248
Macquarie Group Ltd.	200	13,779
National Australia Bank Ltd.	1,672	42,573
Newcrest Mining Ltd.	1,549	26,404
Orica Ltd.	1,223	16,439
Origin Energy Ltd. *	3,547	19,080
QBE Insurance Group Ltd.	5,183	51,026
Scentre Group, REIT	1,092	3,580
South32 Ltd.	34,291	72,291
Stockland, REIT	507	1,798
Suncorp Group Ltd.	2,397	24,189
Westfield Corp., REIT	289	1,960
Woolworths Ltd.	78	1,579

		586,271

Belgium - 2.1%
Ageas	306	11,949
bpost SA	193	4,528
Galapagos NV *	217	18,787
KBC Group NV	388	25,722
Solvay SA	88	10,737
UCB SA	274	21,254
Umicore SA	247	14,066

		107,043

China - 0.4%
BOC Hong Kong Holdings Ltd.	500	2,044
Yangzijiang Shipbuilding Holdings Ltd.	25,400	20,506

		22,550

Denmark - 3.3%
AP Moller - Maersk A/S, Class B	2	3,313
Danske Bank A/S	638	21,753
Genmab A/S *	13	2,502
GN Store Nord A/S (a)	1,316	30,722
H Lundbeck A/S (a)	1,079	50,080
Novo Nordisk A/S, Class B	276	9,478
TDC A/S	4,542	23,392
Vestas Wind Systems A/S (a)	388	31,560

		172,800

INVESTMENTS	SHARES	VALUE
Finland - 1.7%
Cargotec OYJ, Class B	107	$5,293
Neste OYJ (a)	1,250	48,879
Orion OYJ, Class B	240	12,519
Stora Enso OYJ, Class R	240	2,838
UPM-Kymmene OYJ	774	18,173

		87,702

France - 13.2%
Arkema SA	146	14,372
Atos SE (a)	624	77,114
AXA SA	324	8,371
BNP Paribas SA (a)	806	53,635
Capgemini SA	51	4,708
Christian Dior SE	49	11,374
Cie de Saint-Gobain	475	24,371
Cie Generale des Etablissements Michelin (a)	353	42,896
Cie Plastic Omnium SA	206	7,488
CNP Assurances (a)	1,496	30,422
Credit Agricole SA	474	6,407
Eiffage SA	93	7,278
Faurecia	34	1,614
Gecina SA, REIT	12	1,627
Ipsen SA	183	18,297
Lagardere SCA	266	7,824
LVMH Moet Hennessy Louis Vuitton SE	20	4,396
Orange SA	96	1,490
Peugeot SA (a)	3,083	61,961
Publicis Groupe SA	68	4,748
Renault SA	52	4,517
Rexel SA	968	17,538
Sanofi (a)	660	59,661
Schneider Electric SE	220	16,163
SCOR SE	41	1,550
SEB SA (a)	264	36,875
Societe Generale SA (a)	917	46,460
Sodexo SA	92	10,810
Teleperformance	223	24,077
Thales SA	249	24,052
TOTAL SA	410	20,731
Ubisoft Entertainment SA *	456	19,448
Valeo SA	299	19,890

		692,165

Germany - 11.3%
Allianz SE (Registered) (a)	181	33,566
Aurubis AG	287	19,244
BASF SE (a)	281	27,823
Bayer AG (Registered) (a)	286	32,951
Covestro AG (a)(b)	758	58,395
Deutsche Lufthansa AG (Registered)	1,226	19,889
Deutsche Post AG (Registered)	606	20,740
Evonik Industries AG	650	21,186
Fresenius SE & Co. KGaA	99	7,955
HeidelbergCement AG	51	4,776
Hella KGaA Hueck & Co.	161	7,134
HOCHTIEF AG	53	8,759
Infineon Technologies AG (a)	1,393	28,511
KION Group AG	115	7,506
LANXESS AG	165	11,069

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 11.3% (continued)
Linde AG	44	$7,331
MTU Aero Engines AG	14	1,820
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	130	25,448
OSRAM Licht AG	58	3,637
Rheinmetall AG	257	21,546
RWE AG *	946	15,677
Salzgitter AG	497	17,965
SAP SE	31	3,041
Siemens AG (Registered) (a)	290	39,722
Software AG (a)	667	26,349
Suedzucker AG (a)	2,230	55,886
Talanx AG	564	19,885
TUI AG	970	13,433
Uniper SE *	1,393	23,412
Vonovia SE	111	3,911
Wacker Chemie AG	14	1,443

		590,010

Hong Kong - 3.7%
Cheung Kong Property Holdings Ltd.	3,500	23,610
CLP Holdings Ltd.	500	5,234
Galaxy Entertainment Group Ltd.	1,000	5,477
Hang Lung Properties Ltd.	2,000	5,199
Henderson Land Development Co. Ltd.	1,000	6,201
Hong Kong Exchanges & Clearing Ltd.	300	7,570
Kerry Properties Ltd. (a)	8,500	29,484
Link REIT	500	3,504
New World Development Co. Ltd.	16,000	19,715
Sino Land Co. Ltd.	6,000	10,522
SJM Holdings Ltd.	5,000	4,070
Sun Hung Kai Properties Ltd.	1,000	14,700
WH Group Ltd. (b)	7,500	6,467
Wharf Holdings Ltd. (The)	2,000	17,188
Wheelock & Co. Ltd.	2,000	15,821
Yue Yuen Industrial Holdings Ltd.	4,500	17,684

		192,446

Italy - 3.9%
A2A SpA	23,080	34,863
Assicurazioni Generali SpA	575	9,123
Autogrill SpA	1,852	18,385
BPER Banca	2,974	14,847
Enel SpA (a)	9,101	42,824
Ferrari NV	43	3,205
Intesa Sanpaolo SpA	6,390	17,382
Leonardo SpA	1,532	21,725
Luxottica Group SpA	56	3,090
Mediobanca SpA	2,299	20,728
Telecom Italia SpA *	6,601	5,942
Unipol Gruppo Finanziario SpA	2,795	11,541

		203,655

Japan - 30.4%
Advantest Corp.	600	11,213
Amada Holdings Co. Ltd.	1,100	12,592
Aozora Bank Ltd.	4,000	14,767
Asahi Group Holdings Ltd.	300	11,359
Asahi Kasei Corp.	1,000	9,716

INVESTMENTS	SHARES	VALUE
Japan - 30.4% (continued)
Astellas Pharma, Inc. (a)	2,500	$32,972
Bandai Namco Holdings, Inc.	500	14,988
Bridgestone Corp.	300	12,178
Brother Industries Ltd. (a)	1,900	39,733
Chubu Electric Power Co., Inc.	900	12,090
Citizen Watch Co. Ltd.	2,200	14,107
Dai-ichi Life Holdings, Inc.	500	8,950
Daiichi Sankyo Co. Ltd.	300	6,768
Daikin Industries Ltd.	100	10,084
Daiwa House Industry Co. Ltd.	100	2,874
Daiwa House REIT Investment Corp.	1	2,604
DeNA Co. Ltd.	500	10,179
Denso Corp.	100	4,412
Fuji Electric Co. Ltd.	1,000	5,955
FUJIFILM Holdings Corp.	200	7,840
Fujitsu Ltd.	8,000	49,107
Gunma Bank Ltd. (The)	600	3,130
Haseko Corp.	1,200	13,010
Hitachi Chemical Co. Ltd. (a)	1,000	27,779
Hitachi Construction Machinery Co. Ltd.	500	12,511
Hitachi High-Technologies Corp. (a)	1,000	40,850
Hitachi Ltd.	2,000	10,860
Hoya Corp.	100	4,831
Idemitsu Kosan Co. Ltd.	500	17,405
ITOCHU Corp.	1,200	17,084
Itochu Techno-Solutions Corp. (a)	900	26,559
Japan Airlines Co. Ltd.	200	6,350
Japan Tobacco, Inc.	100	3,255
JTEKT Corp.	200	3,111
Kajima Corp.	2,000	13,082
Kamigumi Co. Ltd.	1,000	8,666
Kao Corp.	100	5,492
Komatsu Ltd.	400	10,477
Konami Holdings Corp.	300	12,742
Konica Minolta, Inc.	1,700	15,248
Kuraray Co. Ltd.	100	1,521
Kyushu Financial Group, Inc.	2,200	13,475
Lion Corp.	1,000	18,022
Marubeni Corp.	800	4,942
Matsumotokiyoshi Holdings Co. Ltd.	200	9,527
Mazda Motor Corp.	1,500	21,652
Mitsubishi Chemical Holdings Corp.	600	4,658
Mitsubishi Corp.	1,100	23,840
Mitsubishi Electric Corp. (a)	1,800	25,935
Mitsubishi Estate Co. Ltd.	1,000	18,227
Mitsubishi Gas Chemical Co., Inc. (a)	1,400	29,160
Mitsubishi UFJ Financial Group, Inc.	4,600	28,976
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	2,499
Mitsui & Co. Ltd.	100	1,452
Mitsui Chemicals, Inc.	3,000	14,863
Mitsui OSK Lines Ltd.	1,000	3,143
Mixi, Inc.	300	14,512
Mizuho Financial Group, Inc. (a)	17,900	32,857
MS&AD Insurance Group Holdings, Inc. (a)	1,000	31,941
Nabtesco Corp.	100	2,661
NH Foods Ltd.	1,000	26,865
NHK Spring Co. Ltd.	400	4,429
Nippon Express Co. Ltd.	6,000	30,884

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 30.4% (continued)
Nippon Telegraph & Telephone Corp.	400	$17,101
Nomura Holdings, Inc.	2,500	15,476
Nomura Real Estate Master Fund, Inc., REIT	1	1,555
NSK Ltd.	200	2,865
NTT DOCOMO, Inc.	500	11,676
Obayashi Corp.	900	8,439
ORIX Corp.	1,000	14,843
Resona Holdings, Inc. (a)	7,400	39,781
Rohm Co. Ltd.	100	6,657
Sega Sammy Holdings, Inc.	1,100	14,795
Seiko Epson Corp.	700	14,769
Sekisui Chemical Co. Ltd.	500	8,429
Shimamura Co. Ltd.	100	13,256
Shimizu Corp.	1,000	8,980
Shin-Etsu Chemical Co. Ltd.	100	8,692
Shinsei Bank Ltd.	9,000	16,584
Shionogi & Co. Ltd.	300	15,530
SoftBank Group Corp. (a)	400	28,366
Sojitz Corp.	6,300	15,831
Sompo Holdings, Inc.	400	14,695
Sony Corp.	200	6,750
Square Enix Holdings Co. Ltd.	300	8,516
Subaru Corp.	800	29,343
Sumco Corp.	500	8,352
Sumitomo Corp.	600	8,095
Sumitomo Dainippon Pharma Co. Ltd.	1,000	16,547
Sumitomo Electric Industries Ltd.	500	8,312
Sumitomo Heavy Industries Ltd.	5,000	34,956
Sumitomo Mitsui Financial Group, Inc. (a)	1,000	36,399
Sumitomo Mitsui Trust Holdings, Inc.	700	24,256
Sumitomo Rubber Industries Ltd.	400	6,825
Suzuki Motor Corp.	500	20,767
T&D Holdings, Inc.	600	8,697
Taiheiyo Cement Corp.	2,000	6,711
Taisei Corp.	2,000	14,626
TDK Corp.	100	6,349
Teijin Ltd.	300	5,665
THK Co. Ltd.	500	12,613
Tokio Marine Holdings, Inc.	300	12,679
Tokyo Electron Ltd.	200	21,895
Tosoh Corp.	3,000	26,396
Toyo Seikan Group Holdings Ltd.	200	3,255
Toyoda Gosei Co. Ltd.	100	2,551
Toyota Boshoku Corp.	500	11,629
Toyota Motor Corp. (a)	600	32,567
Toyota Tsusho Corp.	100	3,035
Yamada Denki Co. Ltd.	300	1,500
Yamaha Corp.	100	2,766
Yamato Holdings Co. Ltd.	300	6,286
Yokogawa Electric Corp.	700	11,040

		1,590,669

Macau - 0.2%
MGM China Holdings Ltd.	4,000	8,341

Netherlands - 4.9%
ABN AMRO Group NV, CVA (a)(b)	1,454	35,257
Aegon NV	3,178	16,188
Akzo Nobel NV	97	8,030

INVESTMENTS	SHARES	VALUE
Netherlands - 4.9% (continued)
ASM International NV	404	$22,654
ASML Holding NV	106	14,066
ING Groep NV	1,287	19,439
Koninklijke Ahold Delhaize NV	256	5,471
Koninklijke DSM NV	258	17,448
Koninklijke Philips NV (a)	1,138	36,557
NN Group NV	551	17,895
Randstad Holding NV	314	18,102
Royal Dutch Shell plc, Class B	1,394	38,320
Wolters Kluwer NV	174	7,221

		256,648

Norway - 1.0%
DNB ASA	589	9,352
Leroy Seafood Group ASA	201	8,803
Norsk Hydro ASA	1,207	7,034
Salmar ASA	1,029	22,189
Yara International ASA	146	5,624

		53,002

Singapore - 0.6%
City Developments Ltd.	400	2,915
DBS Group Holdings Ltd.	200	2,770
Genting Singapore plc	24,100	17,575
Wilmar International Ltd.	2,700	6,813

		30,073

South Africa - 0.6%
Investec plc	2,324	15,847
Mondi plc	743	17,952

		33,799

Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	223	7,580
Banco Bilbao Vizcaya Argentaria SA	2,952	22,916
Banco de Sabadell SA	3,050	5,589
Banco Santander SA (a)	8,081	49,466
Bankinter SA	467	3,916
CaixaBank SA	3,527	15,164
Ebro Foods SA	16	323
Endesa SA (a)	1,747	41,002
Mapfre SA	4,757	16,293
Prosegur Cia de Seguridad SA	5	30
Repsol SA (a)	2,505	38,810
Tecnicas Reunidas SA (a)	682	26,927
Telefonica SA	663	7,421

		235,437

Sweden - 3.1%
BillerudKorsnas AB	888	14,309
Boliden AB	1,055	31,402
Electrolux AB, Series B	677	18,795
Holmen AB, Class B	40	1,556
Investor AB, Class B	109	4,583
NCC AB, Class B	348	8,598
Nordea Bank AB	718	8,192
Saab AB, Class B	548	23,122
Sandvik AB	710	10,605
Skanska AB, Class B	512	12,050

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Sweden - 3.1% (continued)
SSAB AB, Class A *	2,534	$10,021
Svenska Cellulosa AB SCA, Class B	229	7,380
Swedish Match AB	261	8,482
Volvo AB, Class B	338	4,986

		164,081

Switzerland - 11.3%
ABB Ltd. (Registered) (a)	1,874	43,862
Actelion Ltd. *	33	9,297
Adecco Group AG (Registered) (a)	686	48,709
Baloise Holding AG (Registered)	58	7,970
Coca-Cola HBC AG *	469	12,108
Geberit AG (Registered)	23	9,911
Georg Fischer AG (Registered)	20	18,184
Glencore plc *	5,297	20,783
Lonza Group AG (Registered) *	101	19,091
Nestle SA (Registered) (a)	600	46,051
Novartis AG (Registered)	315	23,391
Partners Group Holding AG	40	21,497
Roche Holding AG (a)	232	59,330
Sika AG	4	23,991
STMicroelectronics NV (a)	2,927	44,945
Sulzer AG (Registered)	23	2,406
Swiss Re AG (a)	333	29,909
Syngenta AG (Registered)	35	15,457
Temenos Group AG (Registered)	483	38,362
UBS Group AG (Registered) *(a)	2,112	33,759
Wolseley plc	189	11,900
Zurich Insurance Group AG (a)	192	51,237

		592,150

United Kingdom - 19.5%
Aberdeen Asset Management plc	4,959	16,456
Amec Foster Wheeler plc	812	5,431
Anglo American plc *	1,003	15,325
Ashtead Group plc	1,425	29,497
ASOS plc *	149	11,268
AstraZeneca plc	90	5,534
BAE Systems plc	750	6,036
Barclays plc	8,730	24,643
Barratt Developments plc	5,065	34,695
BBA Aviation plc	400	1,525
Bellway plc	238	8,064
Berendsen plc	1,150	10,539
Berkeley Group Holdings plc	100	4,021
BP plc	5,050	29,068
British Land Co. plc (The), REIT	203	1,552
BT Group plc	7,394	29,525
Burberry Group plc	242	5,223
Centrica plc	5,172	14,083
Close Brothers Group plc	734	14,149
Compass Group plc	519	9,799
Diageo plc	116	3,322
Dialog Semiconductor plc *(a)	783	39,938
Dixons Carphone plc	5,274	21,006
Fiat Chrysler Automobiles NV	3,926	42,893
G4S plc	435	1,658
GKN plc	5,093	23,197
GlaxoSmithKline plc	2,015	41,898

INVESTMENTS	SHARES	VALUE
United Kingdom - 19.5% (continued)
Hammerson plc, REIT	643	$4,598
Hays plc	4,645	9,137
Howden Joinery Group plc	883	4,797
HSBC Holdings plc	7,518	61,323
Inchcape plc	357	3,764
Indivior plc	12,587	50,820
InterContinental Hotels Group plc	137	6,710
Intermediate Capital Group plc	2,401	21,268
International Consolidated Airlines Group SA	1,548	10,259
JD Sports Fashion plc	1,727	8,345
Jupiter Fund Management plc	615	3,281
Kingfisher plc	2,965	12,132
Land Securities Group plc, REIT	268	3,559
Lloyds Banking Group plc	27,257	22,669
Man Group plc	855	1,580
Marks & Spencer Group plc	364	1,538
Moneysupermarket.com Group plc	3,057	12,648
Playtech plc	900	10,501
Reckitt Benckiser Group plc	252	23,006
RELX plc	262	5,129
Rio Tinto Ltd.	102	4,710
Rio Tinto plc	614	24,724
Royal Mail plc	9,515	50,677
Segro plc, REIT	2,180	12,464
Sky plc	248	3,033
Spectris plc	165	5,159
Standard Chartered plc *	1,411	13,496
Subsea 7 SA	418	6,487
Tate & Lyle plc	5,860	56,154
Taylor Wimpey plc	8,105	19,604
Unilever plc	430	21,211
WH Smith plc	609	13,531
William Hill plc	4,507	16,436
Wm Morrison Supermarkets plc	3,271	9,843
WPP plc	1,491	32,681

		1,017,619

TOTAL COMMON STOCKS (cost $6,192,305)		6,636,461

EXCHANGE TRADED FUND - 1.7%

United States - 1.7%
iShares MSCI EAFE Fund
(cost $83,387) (1)	1,393	86,770

SHORT-TERM INVESTMENTS - 1.1%

Investment Companies - 1.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (c)	3,607	3,607
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (c)	14,429	14,429
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (c)	22,708	22,708
UBS Select Treasury Preferred Fund, Class I, 0.62% (c)	18,037	18,037

TOTAL SHORT-TERM INVESTMENTS (cost $58,781)		58,781

TOTAL LONG POSITIONS (cost $6,334,473)		6,782,012

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT POSITIONS - (29.6)%

COMMON STOCKS - (29.6)%

Australia - (4.2)%
Alumina Ltd.	(2,273)	$(3,110)
AMP Ltd.	(8,223)	(32,531)
Brambles Ltd.	(1,242)	(8,870)
Domino’s Pizza Enterprises Ltd.	(382)	(16,959)
Healthscope Ltd.	(1,443)	(2,502)
Iluka Resources Ltd.	(6,053)	(35,234)
Magellan Financial Group Ltd.	(1,898)	(34,257)
Oil Search Ltd.	(3,532)	(19,473)
Platinum Asset Management Ltd.	(3,696)	(14,484)
REA Group Ltd.	(296)	(13,423)
Santos Ltd. *	(728)	(2,113)
SEEK Ltd.	(391)	(4,754)
Sydney Airport	(365)	(1,887)
TPG Telecom Ltd.	(4,207)	(22,397)
Vocus Group Ltd.	(2,358)	(7,781)

		(219,775)

Belgium - (0.5)%
Anheuser-Busch InBev SA/NV	(198)	(21,696)
Telenet Group Holding NV *	(84)	(4,993)

		(26,689)

Chile - (0.1)%
Antofagasta plc	(259)	(2,704)

Denmark - (1.2)%
Chr Hansen Holding A/S	(306)	(19,629)
Nets A/S *(b)	(268)	(4,321)
Novozymes A/S, Class B	(1,036)	(41,046)

		(64,996)

Finland - (0.3)%
Amer Sports OYJ	(314)	(7,100)
Nokia OYJ	(1,749)	(9,400)

		(16,500)

France - (3.4)%
Accor SA	(426)	(17,719)
Bollore SA	(5,933)	(22,965)
Casino Guichard Perrachon SA	(89)	(4,973)
Edenred	(1,540)	(36,347)
Groupe Eurotunnel SE (Registered)	(3,796)	(38,157)
Ingenico Group SA	(221)	(20,844)
JCDecaux SA	(149)	(5,233)
SFR Group SA *	(991)	(31,122)

		(177,360)

Germany - (1.9)%
Bilfinger SE	(171)	(6,589)
Fielmann AG	(162)	(12,514)
Sartorius AG (Preference)	(353)	(30,960)
Telefonica Deutschland Holding AG	(1,704)	(8,448)
thyssenkrupp AG	(63)	(1,544)
United Internet AG (Registered)	(682)	(30,166)
Volkswagen AG (Preference)	(66)	(9,621)

		(99,842)

INVESTMENTS	SHARES	VALUE
Italy - (2.3)%
Azimut Holding SpA	(1,001)	$(17,383)
Banca Generali SpA	(1,297)	(33,901)
Banco BPM SpA	(4,396)	(13,047)
Brembo SpA	(90)	(6,658)
FinecoBank Banca Fineco SpA	(1,134)	(7,712)
Mediaset SpA	(467)	(1,929)
Saipem SpA *	(30,920)	(14,044)
Salvatore Ferragamo SpA	(268)	(8,023)
Terna Rete Elettrica Nazionale SpA	(602)	(2,984)
UniCredit SpA *	(213)	(3,283)
Yoox Net-A-Porter Group SpA *	(421)	(10,006)

		(118,970)

Japan - (8.0)%
Acom Co. Ltd. *	(5,100)	(20,414)
Aeon Co. Ltd.	(100)	(1,464)
AEON Financial Service Co. Ltd.	(800)	(15,106)
Alps Electric Co. Ltd.	(200)	(5,671)
Asics Corp.	(700)	(11,263)
Bank of Kyoto Ltd. (The)	(3,000)	(21,897)
Calbee, Inc.	(1,100)	(37,572)
Chugoku Electric Power Co., Inc. (The)	(2,200)	(24,408)
Don Quijote Holdings Co. Ltd.	(400)	(13,923)
Electric Power Development Co. Ltd.	(400)	(9,400)
Hamamatsu Photonics KK	(100)	(2,886)
Hokuriku Electric Power Co.	(4,300)	(41,830)
Iyo Bank Ltd. (The)	(700)	(4,723)
Japan Airport Terminal Co. Ltd.	(200)	(6,977)
Kakaku.com, Inc.	(600)	(8,191)
Kobe Steel Ltd. *	(600)	(5,490)
Marui Group Co. Ltd.	(400)	(5,451)
Mitsubishi Motors Corp.	(3,300)	(19,796)
MonotaRO Co. Ltd.	(600)	(18,594)
Nankai Electric Railway Co. Ltd.	(1,000)	(4,875)
NGK Spark Plug Co. Ltd.	(700)	(16,052)
Nippon Yusen KK *	(2,000)	(4,222)
Orient Corp.	(1,200)	(2,174)
Ricoh Co. Ltd.	(400)	(3,300)
Santen Pharmaceutical Co. Ltd.	(300)	(4,358)
Seibu Holdings, Inc.	(200)	(3,308)
Seven Bank Ltd.	(15,000)	(49,122)
Shikoku Electric Power Co., Inc.	(1,700)	(18,727)
Sony Financial Holdings, Inc.	(1,400)	(22,483)
Sosei Group Corp. *	(100)	(9,766)
Yakult Honsha Co. Ltd.	(100)	(5,566)

		(419,009)

Jordan - (1.0)%
Hikma Pharmaceuticals plc	(2,160)	(53,653)

Luxembourg - (0.9)%
Millicom International Cellular SA, SDR	(102)	(5,687)
Tenaris SA	(2,448)	(42,332)

		(48,019)

Netherlands - (0.6)%
Altice NV, Class A *	(1,286)	(29,088)
SBM Offshore NV	(199)	(3,262)

		(32,350)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Norway - (1.0)%
Schibsted ASA, Class A	(2,003)	$(51,562)

Singapore - (0.2)%
CapitaLand Ltd.	(2,500)	(6,489)
Keppel Corp. Ltd.	(400)	(1,984)

		(8,473)

South Africa - (0.4)%
Mediclinic International plc	(2,268)	(20,257)

Spain - (1.2)%
Acerinox SA	(494)	(6,905)
Banco Popular Espanol SA *	(3,106)	(3,012)
Cellnex Telecom SA (b)	(3,169)	(52,193)

		(62,110)

Switzerland - (0.6)%
Chocoladefabriken Lindt & Spruengli AG	(4)	(22,665)
Galenica AG (Registered)	(7)	(7,380)

		(30,045)

United Kingdom - (1.7)%
AA plc	(3,230)	(10,757)
Aggreko plc	(281)	(3,108)
BTG plc *	(832)	(6,115)
Capita plc	(1,747)	(12,372)
Cobham plc	(4,479)	(7,467)
Essentra plc	(1,659)	(10,898)
Hargreaves Lansdown plc	(367)	(5,978)
Inmarsat plc	(1,122)	(11,954)
Just Eat plc *	(619)	(4,384)
Pennon Group plc	(295)	(3,259)
Petrofac Ltd.	(1,031)	(11,909)

		(88,201)

United States - (0.1)%
QIAGEN NV *	(200)	(5,806)

TOTAL COMMON STOCKS (proceeds $(1,464,746))		(1,546,321)

TOTAL SHORT POSITIONS (proceeds $(1,464,746))		(1,546,321)

TOTAL INVESTMENTS IN SECURITIES AT VALUE -100.1% (cost $4,869,727)		5,235,691

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(6,026)

NET ASSETS - 100.0%		$5,229,665

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$586,929	11.2%
Consumer Staples	275,672	5.3
Energy	161,947	3.1
Exchange Traded Fund	86,770	1.7
Financials	1,161,399	22.2
Health Care	420,986	8.0
Industrials	913,068	17.5
Information Technology	588,808	11.3
Materials	655,560	12.5
Real Estate	240,218	4.6
Telecommunication Services	(14,667)	(0.3)
Utilities	100,220	1.9
Short-Term Investments	58,781	1.1

Total Investments In Securities At Value	5,235,691	100.1
Liabilities in Excess of Other Assets	(6,026)	(0.1)

Net Assets	$5,229,665	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,946,045.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $43,605, which represents approximately 0.83% of net assets of the fund.
(c)	Represents 7-day effective yield as of 3/31/2017.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 75.1%

Brazil - 8.1%
AES Tiete SA (1)	5,100	$22,302
Ambev SA, ADR (1)	5,466	31,484
Banco Bradesco SA, ADR (1)*	3,698	37,867
Banco do Brasil SA (1)*	1,200	12,921
BB Seguridade Participacoes SA (1)	1,000	9,366
Braskem SA (Preference), Class A (1)	4,300	43,774
Centrais Eletricas Brasileiras SA (1)*	7,700	42,330
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	1,488	15,490
Cia Energetica de Minas Gerais, ADR (1)	3,557	11,703
Cosan SA Industria e Comercio (1)	600	7,427
Hypermarcas SA (1)	1,900	17,600
Itausa - Investimentos Itau SA (Preference) (1)	14,900	45,453
Itau Unibanco Holding SA, ADR (1)	1,971	23,790
JBS SA (1)	4,200	13,765
M Dias Branco SA (1)*	1,200	48,888
Qualicorp SA (1)	600	3,806
Sul America SA (1)	6,940	37,021
Vale SA (Preference) (1)*	4,800	43,422
WEG SA (1)	3,100	17,250

		485,659

Chile - 1.6%
Banco de Chile, ADR (1)	510	36,802
Banco Santander Chile, ADR (1)	525	13,167
Enel Americas SA, ADR (1)	4,368	45,384
Enel Chile SA, ADR (1)	559	3,074

		98,427

China - 5.0%
Alibaba Group Holding Ltd., ADR (1)*	1,453	156,677
Baidu, Inc., ADR (1)*	352	60,727
Ctrip.com International Ltd., ADR (1)*	487	23,936
JD.com, Inc., ADR (1)*	786	24,453
NetEase, Inc., ADR (1)	91	25,844
New Oriental Education & Technology Group, Inc., ADR (1)*	115	6,944
Vipshop Holdings Ltd., ADR (1)*	351	4,682

		303,263

Hungary - 0.1%
MOL Hungarian Oil & Gas plc	70	4,793
OTP Bank plc	84	2,347

		7,140

India - 5.1%
Dr Reddy’s Laboratories Ltd., ADR (1)	878	35,252
ICICI Bank Ltd., ADR (1)	5,736	49,329
Infosys Ltd., ADR	6,726	106,271
Tata Motors Ltd., ADR (1)	1,729	61,639
Wipro Ltd., ADR (1)	5,056	51,723

		304,214

Indonesia - 3.0%
Adaro Energy Tbk. PT	330,100	43,359
Bank Central Asia Tbk. PT	6,900	8,567
Bank Mandiri Persero Tbk. PT	7,900	6,938
Bank Negara Indonesia Persero Tbk. PT	30,000	14,585

INVESTMENTS	SHARES	VALUE
Indonesia - 3.0% (continued)
Bank Rakyat Indonesia Persero Tbk. PT	20,400	$19,864
Gudang Garam Tbk. PT	500	2,459
Surya Citra Media Tbk. PT	12,000	2,432
Telekomunikasi Indonesia Persero Tbk. PT	119,300	37,084
United Tractors Tbk. PT	23,900	47,574

		182,862

Mexico - 0.2%
Cemex SAB de CV, ADR (1)*	1,541	13,977

Peru - 0.2%
Credicorp Ltd. (1)	16	2,613
Southern Copper Corp. (1)	245	8,793

		11,406

Philippines - 0.1%
PLDT, Inc., ADR (1)	116	3,731

Poland - 1.7%
Jastrzebska Spolka Weglowa SA *	1,433	22,678
PGE Polska Grupa Energetyczna SA	9,830	28,234
Polski Koncern Naftowy ORLEN SA	853	21,514
Powszechna Kasa Oszczednosci Bank Polski SA *	3,351	27,085
Tauron Polska Energia SA *	4,385	3,747

		103,258

Romania - 0.0% (a)
New Europe Property Investments plc	246	2,553

Russia - 0.6%
Mobile TeleSystems PJSC, ADR (1)	3,246	35,803

South Africa - 7.1%
AngloGold Ashanti Ltd., ADR (1)	2,276	24,512
Barclays Africa Group Ltd.	2,986	31,053
Bid Corp. Ltd.	285	5,498
Brait SE *	594	3,457
Exxaro Resources Ltd.	1,172	10,294
Fortress Income Fund Ltd., REIT	2,271	5,623
Foschini Group Ltd. (The)	779	8,965
Growthpoint Properties Ltd., REIT	4,750	9,156
Hyprop Investments Ltd., REIT	657	6,001
Imperial Holdings Ltd.	1,116	13,675
Investec Ltd.	2,970	20,231
MMI Holdings Ltd.	6,596	11,221
Mondi Ltd.	725	17,293
Naspers Ltd., Class N	275	47,386
Nedbank Group Ltd.	101	1,815
Redefine Properties Ltd., REIT	11,645	9,547
Remgro Ltd.	453	6,950
Resilient REIT Ltd.	609	5,297
RMB Holdings Ltd.	9,037	39,443
Sanlam Ltd.	2,901	14,556
Sappi Ltd.	2,880	19,510
Shoprite Holdings Ltd.	660	9,545
Sibanye Gold Ltd.	1,435	3,098
Standard Bank Group Ltd.	4,809	51,569
Telkom SA SOC Ltd.	7,107	39,769
Tiger Brands Ltd.	274	8,175

		423,639

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
South Korea - 29.3%
BNK Financial Group, Inc.	723	$5,932
Daelim Industrial Co. Ltd.	329	23,806
DGB Financial Group, Inc.	198	1,919
Doosan Heavy Industries & Construction Co. Ltd.	1,690	36,209
Hana Financial Group, Inc.	689	22,736
Hanwha Chemical Corp.	2,373	56,056
Hanwha Corp.	573	18,397
Hanwha Life Insurance Co. Ltd.	296	1,599
Hyosung Corp.	469	56,834
Hyundai Department Store Co. Ltd.	232	20,951
Hyundai Development Co.-Engineering & Construction	2,023	73,591
Hyundai Engineering & Construction Co. Ltd.	897	39,738
Hyundai Glovis Co. Ltd.	181	23,804
Hyundai Marine & Fire Insurance Co. Ltd.	1,708	53,459
Hyundai Mobis Co. Ltd.	180	38,721
Hyundai Steel Co.	49	2,566
Industrial Bank of Korea	2,682	29,236
KB Financial Group, Inc.	1,999	87,609
KCC Corp.	8	2,535
Kia Motors Corp.	1,003	33,242
Korea Electric Power Corp.	563	23,435
KT Corp., ADR (1)	273	4,595
KT&G Corp.	112	9,769
LG Corp.	515	32,349
LG Display Co. Ltd.	1,742	47,174
LG Uplus Corp.	354	4,531
Lotte Chemical Corp.	312	103,388
POSCO	195	50,646
Posco Daewoo Corp.	1,419	30,272
Samsung Card Co. Ltd.	563	19,747
Samsung Electronics Co. Ltd.	192	353,360
Shinhan Financial Group Co. Ltd.	755	31,459
SK Hynix, Inc.	4,402	198,825
SK Innovation Co. Ltd.	781	116,374
SK Networks Co. Ltd.	1,379	9,214
SK Telecom Co. Ltd.	372	84,053
Woori Bank	1,115	12,953

		1,761,084

Taiwan - 12.8%
Casetek Holdings Ltd.	4,000	13,310
Cathay Financial Holding Co. Ltd.	9,000	14,446
China Life Insurance Co. Ltd.	7,000	6,922
First Financial Holding Co. Ltd.	12,000	7,316
Formosa Chemicals & Fibre Corp.	5,000	15,555
Foxconn Technology Co. Ltd.	12,000	36,587
Fubon Financial Holding Co. Ltd.	7,000	11,417
Hon Hai Precision Industry Co. Ltd.	58,000	173,947
Innolux Corp.	27,000	11,171
Inventec Corp.	5,000	3,749
Lite-On Technology Corp.	2,000	3,447
MediaTek, Inc.	5,000	35,429
Micro-Star International Co. Ltd.	4,000	9,309
Nien Made Enterprise Co. Ltd.	1,000	9,327
Novatek Microelectronics Corp.	1,000	3,873
Pegatron Corp.	29,000	85,850

INVESTMENTS	SHARES	VALUE
Taiwan - 12.8% (continued)
Phison Electronics Corp.	9,000	$80,801
Pou Chen Corp.	7,000	9,688
Powertech Technology, Inc.	1,000	2,910
Realtek Semiconductor Corp.	14,000	50,057
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	4,453	146,237
Wistron Corp.	38,000	34,819
Zhen Ding Technology Holding Ltd.	2,000	4,700

		770,867

United States - 0.2%
Yum! China Holdings, Inc. (1)*	345	9,384

TOTAL COMMON STOCKS (cost $4,155,326)		4,517,267

EXCHANGE TRADED FUND - 5.0%

United States – 5.0%
iShares MSCI Emerging Markets Fund (cost $291,016) (1)	7,684	302,673

SHORT-TERM INVESTMENT - 18.6%

Investment Company - 18.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%
(cost $1,117,272) (b)(c)	1,117,272	1,117,272

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.7% (cost $5,563,614)		5,937,212

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% (d)		76,579

NET ASSETS - 100.0%		$6,013,791

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$315,425	5.2%
Consumer Staples	129,583	2.2
Energy	251,335	4.2
Exchange Traded Fund	302,673	5.0
Financials	834,761	13.9
Health Care	56,658	0.9
Industrials	307,165	5.1
Information Technology	1,696,796	28.2
Materials	482,103	8.0
Real Estate	38,177	0.6
Telecommunication Services	209,565	3.5
Utilities	195,699	3.3
Short-Term Investment	1,117,272	18.6

Total Investments In Securities At Value	5,937,212	98.7
Other Assets in Excess of Liabilities (d)	76,579	1.3

Net Assets	$6,013,791	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 3/31/2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	Includes appreciation/(depreciation) on swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Total Return Basket Swaps* Outstanding at March 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	58-61 months maturity ranging from 12/20/2021 - 03/07/2022	$16,257

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
Mexico
Arca Continental SAB de CV	800	$4,852	$708
Fibra Uno Administracion SA de CV	6,700	11,112	369
Gruma SAB de CV	2,000	27,730	419
Grupo Aeroportuario del Pacifico SAB de CV	400	3,736	155
Grupo Mexico SAB de CV	16,700	53,479	(3,278)
Industrias Penoles SAB de CV	980	22,222	3,061

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Wal-Mart de Mexico SAB de CV	41,500	$82,101	$13,568

			15,002

Total of Long Equity Positions			15,002

Net Cash and Other Receivables/ (Payables) (b)			1,255

Swaps, at Value			$16,257

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	58-61 months maturity ranging from 12/20/2021 - 03/08/2022	$(59,817)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
India
Axis Bank Ltd.	765	$26,511	$2,537
Larsen & Toubro Ltd.	1,147	24,550	3,157
Reliance Industries Ltd.	2,203	69,305	19,171
State Bank of India	687	26,772	3,945

			28,810

Malaysia
AirAsia Bhd.	106,700	59,866	15,833
CIMB Group Holdings Bhd.	4,700	4,810	1,105
Genting Malaysia Bhd.	23,400	24,980	3,832
Kuala Lumpur Kepong Bhd.	300	1,649	24
Public Bank Bhd.	4,900	22,449	(421)
Sime Darby Bhd.	5,300	10,887	219
Tenaga Nasional Bhd.	13,000	40,829	(541)

			20,051

Russia
Gazprom PJSC, ADR	7,693	38,322	(3,882)
Lukoil PJSC, ADR	493	27,112	(978)
MMC Norilsk Nickel PJSC, ADR	607	9,725	(197)
Novatek PJSC	79	10,256	(405)
Rosneft Oil Co. PJSC	990	6,346	(706)
Severstal PJSC	7,473	116,330	(8,769)
Surgutneftegas OJSC, ADR	1,256	6,244	201
Tatneft PJSC, ADR	277	10,691	(491)

			(15,227)

Thailand
Central Pattana PCL	2,800	4,392	233
Charoen Pokphand Foods PCL	33,600	26,134	1,003
Indorama Ventures PCL	5,000	5,205	(76)
Krung Thai Bank PCL	40,300	21,861	2,066
PTT Global Chemical PCL	24,300	44,878	6,918

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Thailand (continued)
Siam Cement PCL (The)	300	$4,049	$665
Thai Oil PCL	22,100	44,794	3,769
Thai Union Group PCL	4,500	2,557	246

			14,824

Total of Long Equity Positions			48,458

Short Positions

Common Stock
Brazil
CCR SA	(202)	(1,037)	(128)
Cia Brasileira de Distribuicao, ADR	(210)	(3,889)	(143)
Fibria Celulose SA, ADR	(3,279)	(31,019)	1,049
Localiza Rent a Car SA	(100)	(1,300)	(31)

			747

Indonesia
Perusahaan Gas Negara Persero Tbk.	(40,000)	(8,140)	546

Malaysia
Axiata Group Bhd.	(18,700)	(20,878)	(502)

Russia
Magnit PJSC	(874)	(33,908)	601

South Africa
Gold Fields Ltd., ADR	(525)	(1,622)	(231)

South Korea
Amorepacific Corp.	(21)	(5,771)	500
BGF retail Co. Ltd.	(381)	(29,519)	(6,265)
CJ CheilJedang Corp.	(17)	(5,367)	—
CJ Corp.	(92)	(14,158)	(156)
CJ Korea Express Corp.	(123)	(17,043)	(1,275)
Daewoo Engineering & Construction Co. Ltd.	(2,167)	(9,759)	(4,288)
GS Retail Co. Ltd.	(825)	(35,550)	(3,336)
Hanmi Pharm Co. Ltd.	(35)	(9,633)	277
Hanmi Science Co. Ltd.	(1,101)	(55,281)	(2,199)
Hanssem Co. Ltd.	(124)	(21,272)	(3,124)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Korea (continued)
Hanwha Techwin Co. Ltd.	(215)	$(8,298)	$(754)
Hotel Shilla Co. Ltd.	(407)	(17,276)	850
Kakao Corp.	(188)	(12,964)	(1,010)
Kangwon Land, Inc.	(159)	(4,865)	(570)
Korea Aerospace Industries Ltd.	(1,136)	(63,534)	4,993
Kumho Petrochemical Co. Ltd.	(850)	(56,761)	(3,135)
Lotte Chilsung Beverage Co. Ltd.	(19)	(23,973)	(67)
Lotte Confectionery Co. Ltd.	(77)	(14,425)	1,179
Lotte Shopping Co. Ltd.	(54)	(10,148)	(357)
Mirae Asset Daewoo Co. Ltd.	(5,339)	(40,267)	(2,913)
Orion Corp.	(104)	(59,909)	(2,457)
Samsung C&T Corp.	(469)	(50,956)	(2,562)
Samsung Electro-Mechanics Co. Ltd.	(1,957)	(77,696)	(43,982)
Samsung SDI Co. Ltd.	(864)	(73,408)	(33,256)
Samsung Securities Co. Ltd.	(121)	(3,365)	(278)
Shinsegae, Inc.	(73)	(10,858)	(1,612)
S-Oil Corp.	(110)	(8,422)	(1,469)

			(107,266)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan
Hotai Motor Co. Ltd.	(2,000)	$(22,963)	$(463)
HTC Corp.	(11,000)	(27,473)	(620)
Shin Kong Financial Holding Co. Ltd.	(24,000)	(6,160)	(838)

			(1,921)

Thailand
True Corp. PCL	(69,000)	(13,284)	(369)

Total of Short Equity Positions			(108,395)

Total of Long and Short Equity Positions			(59,937)

Net Cash and Other Receivables/ (Payables) (b)			120

Swaps, at Value			$(59,817)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	59-61 months maturity ranging from 12/21/2021 - 03/07/2022	$(5,101)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock
South Africa
Discovery Ltd.	(4,254)	$(36,285)	$(4,551)
Impala Platinum Holdings Ltd.	(6,359)	(20,966)	(486)
MTN Group Ltd.	(753)	(7,139)	295

			(4,742)

Total of Short Equity Positions			(4,742)

Net Cash and Other Receivables/ (Payables) (b)			(359)

Swaps, at Value			$(5,101)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swaps.	58-61 months maturity ranging from 12/20/2021 - 03/07/2022	$104,103

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
China
AAC Technologies Holdings, Inc.	1,000	$11,156	$553
Agricultural Bank of China Ltd.	45,000	19,741	1,012
Bank of China Ltd.	89,000	40,965	3,293
Bank of Communications Co. Ltd.	23,000	17,782	122
Beijing Capital International Airport Co. Ltd.	4,000	4,375	413
Beijing Enterprises Holdings Ltd.	14,000	62,925	9,537
Belle International Holdings Ltd.	35,000	19,759	3,005
China Cinda Asset Management Co. Ltd.	199,000	68,860	8,535
China CITIC Bank Corp. Ltd.	50,000	32,367	807
China Communications Services Corp. Ltd.	64,000	39,509	2,405
China Construction Bank Corp.	191,000	140,866	13,024
China Evergrande Group	10,000	6,889	2,383
China Galaxy Securities Co. Ltd.	47,000	45,001	(1,600)
China Mobile Ltd.	18,500	196,705	6,749
China Oilfield Services Ltd.	2,000	2,110	(189)
China Overseas Land & Investment Ltd.	6,000	17,133	15
China Petroleum & Chemical Corp.	76,000	55,567	6,294
China Resources Land Ltd.	6,000	14,570	1,658
China Resources Power Holdings Co. Ltd.	30,000	47,602	6,557
China Shenhua Energy Co. Ltd.	22,000	43,146	8,042

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Vanke Co. Ltd.	2,800	$6,987	$586
Chongqing Rural Commercial Bank Co. Ltd.	10,000	6,809	(53)
CNOOC Ltd.	21,000	27,333	(2,231)
Country Garden Holdings Co. Ltd.	12,000	6,926	3,866
CSPC Pharmaceutical Group Ltd.	10,000	12,045	1,056
ENN Energy Holdings Ltd.	2,000	8,189	3,078
Geely Automobile Holdings Ltd.	90,000	101,374	36,556
GOME Electrical Appliances Holding Ltd.	67,000	8,431	711
Great Wall Motor Co. Ltd.	19,500	18,031	4,193
Industrial & Commercial Bank of China Ltd.	189,000	114,266	9,406
Jiangxi Copper Co. Ltd.	10,000	15,382	201
People’s Insurance Co. Group of China Ltd. (The)	135,000	54,706	1,287
PICC Property & Casualty Co. Ltd.	20,000	31,300	(432)
Shanghai Industrial Holdings Ltd.	15,000	40,060	4,073
Sinopec Shanghai Petrochemical Co. Ltd.	10,000	6,053	(503)
Sinopharm Group Co. Ltd.	5,600	24,342	1,656
Sinotrans Ltd.	94,000	42,582	1,345
Sunny Optical Technology Group Co. Ltd.	11,000	72,152	8,350
Tencent Holdings Ltd.	2,300	58,306	7,955
TravelSky Technology Ltd.	4,000	8,995	457
Weichai Power Co. Ltd.	1,000	1,801	(35)
Zhuzhou CRRC Times Electric Co. Ltd.	1,000	5,021	299

			154,436

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong
Fullshare Holdings Ltd.	12,500	$5,389	$148
Haier Electronics Group Co. Ltd.	8,000	13,248	5,088
Nine Dragons Paper Holdings Ltd.	49,000	44,610	8,106
Sino Biopharmaceutical Ltd.	6,000	4,184	757
Sun Art Retail Group Ltd.	78,000	76,050	(2,923)

			11,176

Total of Long Equity Positions			165,612

Short Positions

Common Stock
China
3SBio, Inc.	(45,000)	(43,648)	(11,953)
Beijing Enterprises Water Group Ltd.	(34,000)	(22,967)	(2,237)
Brilliance China Automotive Holdings Ltd.	(44,000)	(57,070)	(16,537)
CGN Power Co. Ltd.	(213,000)	(60,492)	(5,335)
China Coal Energy Co. Ltd.	(6,000)	(3,208)	180
China Communications Construction Co. Ltd.	(14,000)	(15,786)	(3,976)
China Railway Construction Corp. Ltd.	(1,500)	(2,025)	(103)
China Resources Gas Group Ltd.	(6,000)	(18,916)	(2,335)
China Southern Airlines Co. Ltd.	(48,000)	(25,300)	(7,944)
China Taiping Insurance Holdings Co. Ltd.	(9,200)	(20,896)	(1,399)
CITIC Securities Co. Ltd.	(5,000)	(10,847)	546
CRRC Corp. Ltd.	(15,000)	(13,732)	(852)
Fosun International Ltd.	(59,000)	(84,555)	(4,209)
GF Securities Co. Ltd.	(8,000)	(17,251)	480
Haitong Securities Co. Ltd.	(15,200)	(27,275)	1,562
Huaneng Renewables Corp. Ltd.	(12,000)	(4,257)	101

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Huatai Securities Co. Ltd.	(2,600)	$(5,341)	$278
Lenovo Group Ltd.	(18,000)	(11,997)	131
New China Life Insurance Co. Ltd.	(2,700)	(13,264)	389
Semiconductor Manufacturing International Corp.	(1,500)	(1,951)	91
Shanghai Electric Group Co. Ltd.	(54,000)	(24,771)	(2,001)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(2,000)	(6,028)	(1,333)
ZTE Corp.	(1,000)	(1,487)	(350)

			(56,806)

Hong Kong
Alibaba Pictures Group Ltd.	(310,000)	(52,957)	(3,283)
China Gas Holdings Ltd.	(4,000)	(5,999)	(446)
GCL-Poly Energy Holdings Ltd.	(30,000)	(4,048)	70

			(3,659)

Total of Short Equity Positions			(60,465)

Total of Long and Short Equity Positions			105,147

Net Cash and Other Receivables/ (Payables) (b)			(1,044)

Swaps, at Value			$104,103

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in TRY based on the local currencies of the positions within the swaps.	58-61 months maturity ranging from 12/20/2021 - 03/07/2022	$10,858

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
Turkey
Arcelik AS	3,242	$19,634	$591
Eregli Demir ve Celik Fabrikalari TAS	10,326	16,469	299
Haci Omer Sabanci Holding AS	4,612	11,703	986
Petkim Petrokimya Holding AS	21,882	21,952	8,583
Tupras Turkiye Petrol Rafinerileri A/S	708	15,430	2,160
Turkiye Halk Bankasi A/S	3,252	10,357	(1,077)

			11,542

Total of Long Equity Positions			11,542

Short Positions

Common Stock
Turkey
Turk Telekomunikasyon AS	(5,488)	(8,249)	(660)
Turkcell Iletisim Hizmetleri A/S	(2,100)	(7,058)	140
Ulker Biskuvi Sanayi A/S	(1,010)	(5,108)	(25)

			(545)

Total of Short Equity Positions			(545)

Total of Long and Short Equity Positions			10,997

Net Cash and Other Receivables/ (Payables) (b)			(139)

Swaps, at Value			$10,858

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2017

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	59-61 months maturity ranging from 01/10/2022 - 03/07/2022	$270

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The	following table represents the individual short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock
Poland
Orange Polska SA	(1,575)	$(1,874)	$37
Powszechny Zaklad Ubezpieczen SA	(1,034)	(9,308)	241

			278

Total of Short Equity Positions			278

Net Cash and Other Receivables/ (Payables) (b)			(8)

Swaps, at Value			$270

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$640,267	$—	$640,267

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Assets and Liabilities	March 31, 2017 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$1,395,134,313	$625,363,005	$382,270,852	$246,886,441

Investments in securities, at value*	$1,632,133,228	$770,470,128	$420,109,766	$286,032,608
Cash	861	575	353	—
Cash denominated in foreign currencies‡	—	—	941,893	663,918
Deposits with brokers for exchange-traded and centrally cleared derivatives	1,109,200	796,166	743,427	289,881
Variation margin on exchange-traded and centrally cleared derivatives	—	37,686	—	—
Receivables:
Securities sold	—	—	243,053	151,781
Foreign tax reclaims	—	—	479,697	1,136
Dividends	1,564,420	779,645	1,783,024	856,822
Capital shares sold	687,155	621,742	272,530	171,668
Prepaid expenses	112,019	78,714	55,034	32,588
Total Assets	1,635,606,883	772,784,656	424,628,777	288,200,402
LIABILITIES:
Variation margin on exchange-traded and centrally cleared derivatives	59,936	—	36,513	50,759
Payables:
Securities purchased	—	—	242,417	145,532
Collateral received on securities loaned	13,589,300	32,592,880	1,339,069	1,937,942
Accrued investment advisory fees	398,271	285,005	142,621	112,080
Accrued distribution fees—Class N	13,306	2,312	1,729	1,520
Capital shares redeemed	699,303	415,688	211,300	201,245
Other accrued expenses and liabilities	302,665	104,706	123,843	145,503
Total Liabilities	15,062,781	33,400,591	2,097,492	2,594,581
Net Assets	$1,620,544,102	$739,384,065	$422,531,285	$285,605,821

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,443,415,698	$570,471,313	$434,210,231	$291,991,049
Undistributed accumulated net investment income (loss)	5,810,010	850,553	1,886,684	(813,242)
Undistributed accumulated net realized gain (loss)	(65,593,029)	22,649,510	(51,624,081)	(44,874,756)
Net unrealized appreciation (depreciation)	236,911,423	145,412,689	38,058,451	39,302,770
Net Assets	$1,620,544,102	$739,384,065	$422,531,285	$285,605,821

NET ASSETS:
Class I	$408,005,456	$48,677,675	$67,939,434	$79,978,045
Class N	61,591,183	11,067,636	7,983,827	7,086,877
Class R6	1,150,947,463	679,638,754	346,608,024	198,540,899
SHARES OUTSTANDING:
Class I	26,470,758	3,195,099	6,377,699	8,593,088
Class N	4,010,155	729,058	750,821	762,157
Class R6	74,723,944	44,556,366	32,586,654	21,309,112
NET ASSET VALUE:
Class I	$15.41	$15.24	$10.65	$9.31
Class N	$15.36	$15.18	$10.63	$9.30
Class R6	$15.40	$15.25	$10.64	$9.32

* Includes market value of securities out on loan	$13,271,661	$31,480,112	$—	$1,820,029
‡ Cash denominated in foreign currencies at cost	$—	$—	$939,839	$661,899

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Assets and Liabilities	March 31, 2017 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$164,531,184	$22,399,014	$139,769,481	$260,887,160

Investments in securities, at value*	$187,956,732	$26,511,953	$155,076,639	$309,991,704
Cash	102	—	—	—
Cash denominated in foreign currencies‡	—	—	540,776	956,677
Deposits with brokers for exchange-traded and centrally cleared derivatives	—	—	235,208	208,066
Receivables:
Securities sold	—	—	51,800	172,917
Foreign tax reclaims	—	—	192,731	747
Dividends	215,207	24,677	655,937	936,587
Capital shares sold	178,326	186,511	58,620	37,704
Due from Investment Adviser	—	2,055	—	—
Prepaid expenses	45,316	40,890	44,943	50,455
Total Assets	188,395,683	26,766,086	156,856,654	312,354,857
LIABILITIES:
Variation margin on exchange-traded and centrally cleared derivatives	—	—	11,234	36,845
Payables:
Securities purchased	—	313,000	51,526	165,799
Collateral received on securities loaned	1,726,352	447,870	—	2,067,937
Accrued investment advisory fees	33,573	—	43,123	125,247
Accrued distribution fees—Class N	411	1,147	366	515
Capital shares redeemed	63,327	13,812	94,927	113,857
Other accrued expenses and liabilities	61,407	43,043	81,855	168,460
Total Liabilities	1,885,070	818,872	283,031	2,678,660
Net Assets	$186,510,613	$25,947,214	$156,573,623	$309,676,197

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$165,911,726	$21,954,264	$148,822,781	$275,330,525
Undistributed accumulated net investment income (loss)	657,315	20,267	730,445	(1,293,890)
Undistributed accumulated net realized gain (loss)	(3,483,976)	(140,256)	(8,368,563)	(13,636,608)
Net unrealized appreciation (depreciation)	23,425,548	4,112,939	15,388,960	49,276,170
Net Assets	$186,510,613	$25,947,214	$156,573,623	$309,676,197

NET ASSETS:
Class I	$53,553,543	$18,456,559	$22,762,919	$14,278,216
Class N	1,759,105	5,301,091	1,678,127	2,335,645
Class R6	131,197,965	2,189,564	132,132,577	293,062,336
SHARES OUTSTANDING:
Class I	4,857,365	1,630,014	2,290,174	1,484,782
Class N	159,831	469,387	169,208	242,697
Class R6	11,892,029	193,053	13,275,538	30,461,766
NET ASSET VALUE:
Class I	$11.03	$11.32	$9.94	$9.62
Class N	$11.01	$11.29	$9.92	$9.62
Class R6	$11.03	$11.34	$9.95	$9.62

* Includes market value of securities out on loan	$1,688,550	$435,116	$—	$1,951,226
‡ Cash denominated in foreign currencies at cost	$—	$—	$537,422	$952,306

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Assets and Liabilities	March 31, 2017 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
ASSETS:
Investments in securities, at cost	$797,296,040	$295,379,325	$327,666,608	$9,799,671

Investments in securities, at value*	$949,141,650	$361,557,724	$363,518,788	$11,568,719
Cash	1,740	—	—	—
Cash denominated in foreign currencies‡	376	—	1,257,342	31,113
Deposits with brokers for exchange-traded and centrally cleared derivatives	969,038	284,074	382,336	—
Variation margin on exchange-traded and centrally cleared derivatives	—	55,337	—	—
Receivables:
Securities sold	86,522,374	22,418,211	24,326,125	1,029,134
Foreign tax reclaims	—	—	824,390	—
Dividends	690,143	216,195	1,517,426	36,211
Capital shares sold	498,821	175,442	137,976	104
Due from Investment Adviser	—	—	—	12,172
Prepaid expenses	44,810	32,371	37,578	20,483
Total Assets	1,037,868,952	384,739,354	392,001,961	12,697,936
LIABILITIES:
Due to custodian	—	30	353	559,798
Variation margin on exchange-traded and centrally cleared derivatives	52,110	—	113,816	—
Payables:
Securities purchased	93,880,452	23,251,656	27,596,701	340,408
Collateral received on securities loaned	8,612,104	15,540,883	—	210,608
Accrued investment advisory fees	191,585	119,065	104,398	—
Accrued distribution fees—Class N	11,986	340	6,332	240
Capital shares redeemed	787,412	280,349	99,123	400
Other accrued expenses and liabilities	331,271	148,991	156,013	69,275
Total Liabilities	103,866,920	39,341,314	28,076,736	1,180,729
Net Assets	$934,002,032	$345,398,040	$363,925,225	$11,517,207

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$735,393,055	$262,636,747	$362,941,420	$12,346,009
Undistributed accumulated net investment income (loss)	2,881,922	150,075	2,191,547	(30,890)
Undistributed accumulated net realized gain (loss)	43,946,623	16,348,829	(37,109,912)	(2,567,624)
Net unrealized appreciation (depreciation)	151,780,432	66,262,389	35,902,170	1,769,712
Net Assets	$934,002,032	$345,398,040	$363,925,225	$11,517,207

NET ASSETS:
Class I	$814,484,383	$333,865,642	$295,517,163	$9,137,303
Class N	56,384,526	1,599,090	30,271,314	1,136,245
Class R6	63,133,123	9,933,308	38,136,748	1,243,659
SHARES OUTSTANDING:
Class I	40,401,328	14,759,214	21,483,543	1,011,774
Class N	2,796,220	70,625	2,203,625	125,726
Class R6	3,138,444	439,890	2,776,468	137,585
NET ASSET VALUE:
Class I	$20.16	$22.62	$13.76	$9.03
Class N	$20.16	$22.64	$13.74	$9.04
Class R6	$20.12	$22.58	$13.74	$9.04

* Includes market value of securities out on loan	$8,328,711	$14,914,491	$—	$202,682
‡ Cash denominated in foreign currencies at cost	$428	$—	$1,257,121	$30,961

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Assets and Liabilities	March 31, 2017 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
ASSETS:
Investments in securities, at cost	$127,873,294	$33,760,243	$77,247,732	$824,809,564

Investments in securities, at value*	$157,672,589	$41,572,825	$84,121,517	$981,894,449
Cash	201	—	22,115	1,301
Cash denominated in foreign currencies‡	—	—	266,629	—
Deposits with brokers for exchange-traded and centrally cleared derivatives	129,726	—	71,923	1,639,899
Receivables:
Securities sold	10,171,758	1,870,412	4,636,669	—
Foreign tax reclaims	—	—	141,543	—
Dividends	126,087	22,886	295,825	1,235,502
Capital shares sold	175,683	21,304	123,991	1,396,563
Prepaid expenses	35,225	32,401	33,007	75,715
Total Assets	168,311,269	43,519,828	89,713,219	986,243,429
LIABILITIES:
Variation margin on exchange-traded and centrally cleared derivatives	6,370	—	2,627	88,333
Payables:
Securities purchased	10,905,193	1,885,527	5,138,967	—
Collateral received on securities loaned	1,506,053	889,104	399,796	1,984,566
Accrued investment advisory fees	22,493	4,285	14,824	190,200
Accrued distribution fees—Class N	37	33	32	47,004
Capital shares redeemed	45,003	13,326	20,765	720,293
Other accrued expenses and liabilities	68,909	45,961	76,987	274,333
Total Liabilities	12,554,058	2,838,236	5,653,998	3,304,729
Net Assets	$155,757,211	$40,681,592	$84,059,221	$982,938,700

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$128,708,961	$33,732,079	$89,717,985	$819,832,516
Undistributed accumulated net investment income (loss)	456,981	22,129	471,239	4,062,257
Undistributed accumulated net realized gain (loss)	(3,197,861)	(885,198)	(13,019,880)	2,031,107
Net unrealized appreciation (depreciation)	29,789,130	7,812,582	6,889,877	157,012,820
Net Assets	$155,757,211	$40,681,592	$84,059,221	$982,938,700

NET ASSETS:
Class I	$75,054,805	$40,341,897	$35,237,761	$614,458,042
Class N	175,270	155,733	153,962	218,682,466
Class R6	80,527,136	183,962	48,667,498	149,798,192
SHARES OUTSTANDING:
Class I	4,206,589	2,307,209	2,893,466	36,143,339
Class N	9,849	8,944	12,691	12,884,789
Class R6	4,520,774	10,527	4,007,417	8,826,723
NET ASSET VALUE:
Class I	$17.84	$17.49	$12.18	$17.00
Class N	$17.80	$17.41	$12.13	$16.97
Class R6	$17.81	$17.47	$12.14	$16.97

* Includes market value of securities out on loan	$1,449,246	$855,535	$380,149	$1,939,809
‡ Cash denominated in foreign currencies at cost	$—	$—	$265,960	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Assets and Liabilities	March 31, 2017 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at cost	$149,130,213	$57,174,875	$127,852,027	$377,977,587

Investments in securities, at value*	$155,969,189	$59,231,711	$151,073,195	$416,018,739
Cash	—	—	662	400,237
Cash denominated in foreign currencies‡	835,830	185,898	319,217	1,269,951
Due from brokers	—	—	141,589	31,190
Unrealized appreciation on forward foreign currency exchange contracts	—	—	527,362	2,412,674
Deposits with brokers for exchange-traded and centrally cleared derivatives	365,416	206,044	4,436,436	10,907,539
Receivables:
Securities sold	234,833	37,618	—	—
Foreign tax reclaims	117,376	4,887	300,767	1,560,566
Dividends	499,275	139,599	283,570	1,587,878
Capital shares sold	136,777	101,692	5,665	267,435
Prepaid expenses	32,016	31,731	38,334	45,871
Total Assets	158,190,712	59,939,180	157,126,797	434,502,080
LIABILITIES:
Due to brokers	—	—	—	270,000
Unrealized depreciation on forward foreign currency exchange contracts	—	—	576,948	1,433,598
Unrealized depreciation on OTC swaps	—	—	98,642	249,287
Variation margin on exchange-traded and centrally cleared derivatives	60,251	35,848	136,659	696,950
Payables:
Securities purchased	233,901	38,009	—	400,237
Collateral received on securities loaned	376,288	217,590	212,527	1,631,172
Accrued investment advisory fees	36,734	9,915	71,087	250,252
Accrued distribution fees—Class N	6,319	765	343	8,210
Accrued Trustee fees	—	549	35	—
Capital shares redeemed	41,975	3,724	684	815,830
Other accrued expenses and liabilities	97,225	73,713	99,737	220,361
Total Liabilities	852,693	380,113	1,196,662	5,975,897
Net Assets	$157,338,019	$59,559,067	$155,930,135	$428,526,183

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$150,707,501	$68,378,036	$132,154,706	$399,134,881
Undistributed accumulated net investment income (loss)	787,697	150,524	101,261	570,299
Undistributed accumulated net realized gain (loss)	(1,069,650)	(11,135,953)	787,018	(8,220,343)
Net unrealized appreciation (depreciation)	6,912,471	2,166,460	22,887,150	37,041,346
Net Assets	$157,338,019	$59,559,067	$155,930,135	$428,526,183

NET ASSETS:
Class I	$108,756,852	$55,644,253	$35,751,448	$352,340,234
Class N	30,362,386	3,723,502	1,668,383	39,550,442
Class R6	18,218,781	191,312	118,510,304	36,635,507
SHARES OUTSTANDING:
Class I	9,014,132	6,408,926	4,477,630	33,935,705
Class N	2,455,957	418,384	210,031	3,734,279
Class R6	1,511,760	22,106	14,738,241	3,324,235
NET ASSET VALUE:
Class I	$12.07	$8.68	$7.98	$10.38
Class N	$12.36	$8.90	$7.94	$10.59
Class R6	$12.05	$8.65	$8.04	$11.02

* Includes market value of securities out on loan	$358,348	$192,061	$202,374	$1,553,252
‡ Cash denominated in foreign currencies at cost	$832,485	$182,335	$319,104	$1,267,927

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Assets and Liabilities	March 31, 2017 (Unaudited)

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
ASSETS:
Investments in securities, at cost	$5,243,189	$3,796,286	$6,334,473	$5,563,614

Investments in securities, at value	$5,373,672	$3,751,523	$6,782,012	$5,937,212
Cash	895	4,925	1,741	895
Cash denominated in foreign currencies‡	—	—	18,365	5,046
Unrealized appreciation on OTC swaps	—	—	—	131,488
Receivables:
Securities sold	—	—	5,872	—
Foreign tax reclaims	—	—	1,091	4
Dividends	6,391	2,309	27,587	25,573
Due from Investment Adviser	11,906	11,841	11,782	12,155
Prepaid expenses	7,473	5,156	5,623	5,842
Total Assets	5,400,337	3,775,754	6,854,073	6,118,215
LIABILITIES:
Securities sold short, at value (proceeds $1,132,630, $820,067, $1,464,746, and $—, respectively)	1,161,784	839,936	1,546,321	—
Unrealized depreciation on OTC swaps	—	—	—	64,918
Payables:
Securities purchased	59,831	2,183	40,984	—
Accrued distribution fees—Class N	244	135	190	255
Accrued Trustee fees	25	24	23	26
Dividends and interest payable on securities sold short	112	104	4,445	—
Other accrued expenses and liabilities	29,388	27,627	32,445	39,225
Total Liabilities	1,251,384	870,009	1,624,408	104,424
Net Assets	$4,148,953	$2,905,745	$5,229,665	$6,013,791

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$4,027,745	$2,972,417	$4,816,186	$5,549,271
Undistributed accumulated net investment income (loss)	14,070	1,660	26,754	18,457
Undistributed accumulated net realized gain (loss)	5,809	(3,700)	20,776	3,542
Net unrealized appreciation (depreciation)	101,329	(64,632)	365,949	442,521
Net Assets	$4,148,953	$2,905,745	$5,229,665	$6,013,791

NET ASSETS:
Class I	$1,239,469	$1,103,188	$2,091,146	$1,926,523
Class N	1,201,295	637,218	927,624	1,307,235
Class R6	1,708,189	1,165,339	2,210,895	2,780,033
SHARES OUTSTANDING:
Class I	120,227	112,967	189,186	173,292
Class N	116,602	65,305	84,005	117,691
Class R6	165,637	119,298	200,000	250,000
NET ASSET VALUE:
Class I	$10.31	$9.77	$11.05	$11.12
Class N	$10.30	$9.76	$11.04	$11.11
Class R6	$10.31	$9.77	$11.05	$11.12

‡ Cash denominated in foreign currencies at cost	$—	$—	$18,378	$5,070

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Operations	March 31, 2017 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017
INVESTMENT INCOME:
Dividend income†	$14,946,657	$5,263,918	$4,099,117	$1,903,708
Securities lending income, net	39,419	409,837	1,607	6,672
Other income (Note 2)	—	—	6,738	—
Total Income	14,986,076	5,673,755	4,107,462	1,910,380

EXPENSES:
Investment advisory fees	2,327,854	1,900,654	866,103	789,222
Custody fees	25,646	27,954	32,745	100,786
Administration & accounting fees	150,446	71,645	37,403	25,704
Legal fees	19,707	9,500	4,827	2,876
Audit & tax fees	22,188	22,189	25,225	28,371
Shareholder reporting fees	109,207	66,287	32,128	23,852
Transfer agent fees	227,584	36,799	45,370	48,970
Trustee fees	18,945	9,043	5,053	3,566
Distribution fees—Class N	79,533	13,123	10,348	9,112
Interest expense	—	2,537	—	—
Registration fees	97,561	96,300	42,564	37,099
Pricing fee	49	280	10,348	10,428
Tax expense (Note 2)	—	—	3,814	—
Other expenses	28,887	12,113	7,671	5,415
Total Expenses	3,107,607	2,268,424	1,123,599	1,085,401

Less fee waivers and/or reimbursements	(74,170)	(123,122)	(105,489)	(177,196)
Net Expenses	3,033,437	2,145,302	1,018,110	908,205
Net Investment Income (Loss)	11,952,639	3,528,453	3,089,352	1,002,175

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	18,484,906	23,046,582	(1,721,885)	(449,428)
Foreign currency and foreign currency transactions	—	—	(160,782)	(50,955)
Forward foreign currency exchange contracts	—	—	—	(154)
Futures contracts	2,890,977	1,783,312	452,924	72,276
Net realized gain (loss)	21,375,883	24,829,894	(1,429,743)	(428,261)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	136,897,019	59,885,974	25,273,700	15,745,846
Foreign currency and foreign currency translations	—	—	(16,106)	25,562
Futures contracts	(591,441)	(57,835)	159,243	223,416
Net change in unrealized appreciation (depreciation)	136,305,578	59,828,139	25,416,837	15,994,824
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	157,681,461	84,658,033	23,987,094	15,566,563
Net increase (decrease) in net assets resulting from operations	$169,634,100	$88,186,486	$27,076,446	$16,568,738

† Net of foreign taxes withheld of	$2,523	$—	$339,717	$168,818

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Operations	March 31, 2017 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017
INVESTMENT INCOME:
Dividend income†	$1,597,975	$161,163	$1,534,924	$2,058,412
Securities lending income, net	3,375	8,410	—	6,435
Total Income	1,601,350	169,573	1,534,924	2,064,847

EXPENSES:
Investment advisory fees	243,397	55,020	321,126	859,482
Custody fees	8,976	7,418	18,802	108,633
Administration & accounting fees	14,874	2,000	13,532	27,819
Legal fees	1,782	929	2,649	4,501
Audit & tax fees	22,183	22,183	26,547	28,197
Shareholder reporting fees	11,782	1,685	11,437	20,776
Transfer agent fees	32,520	17,892	19,243	15,054
Trustee fees	2,200	677	2,056	3,748
Distribution fees—Class N	2,832	5,214	2,071	2,857
Registration fees	38,393	30,187	33,333	51,764
Pricing fee	42	302	9,883	9,954
Other expenses	3,077	947	2,920	5,529
Total Expenses	382,058	144,454	463,599	1,138,314

Less fee waivers and/or reimbursements	(68,943)	(68,657)	(91,771)	(193,275)
Net Expenses	313,115	75,797	371,828	945,039
Net Investment Income (Loss)	1,288,235	93,776	1,163,096	1,119,808

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(88,018)	(105,695)	(854,596)	63,063
Foreign currency and foreign currency transactions	—	—	(69,612)	(38,870)
Futures contracts	—	—	159,286	138,163
Net realized gain (loss)	(88,018)	(105,695)	(764,922)	162,356

Net change in unrealized appreciation (depreciation) on:
Investments in securities	16,551,447	2,158,812	10,432,392	17,102,231
Foreign currency and foreign currency translations	—	—	(2,923)	35,140
Futures contracts	—	—	54,482	190,934
Net change in unrealized appreciation (depreciation)	16,551,447	2,158,812	10,483,951	17,328,305
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	16,463,429	2,053,117	9,719,029	17,490,661
Net increase (decrease) in net assets resulting from operations	$17,751,664	$2,146,893	$10,882,125	$18,610,469

† Net of foreign taxes withheld of	$222	$—	$129,648	$189,902

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Operations	March 31, 2017 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017
INVESTMENT INCOME:
Dividend income†	$8,493,457	$1,856,619	$4,148,170	$75,005
Securities lending income, net	31,625	193,833	—	183
Other income (Note 2)	—	—	124,732	—
Total Income	8,525,082	2,050,452	4,272,902	75,188

EXPENSES:
Investment advisory fees	1,142,371	751,431	668,113	29,082
Custody fees	20,508	19,651	40,693	28,442
Administration & accounting fees	91,917	32,879	33,275	1,042
Legal fees	2,730	1,155	2,076	—
Audit & tax fees	22,753	22,754	26,264	29,329
Shareholder reporting fees	58,271	21,681	25,483	968
Transfer agent fees	435,349	170,691	157,757	10,993
Trustee fees	12,065	4,604	4,598	571
Distribution fees—Class N	69,964	1,893	35,784	1,323
Registration fees	38,448	32,685	34,076	26,765
Pricing fee	77	413	10,395	10,620
Tax expense (Note 2)	—	—	70,598	—
Other expenses	19,757	7,492	7,248	945
Total Expenses	1,914,210	1,067,329	1,116,360	140,080

Less fee waivers and/or reimbursements	(35,247)	(63,481)	(104,518)	(103,960)
Net Expenses	1,878,963	1,003,848	1,011,842	36,120
Net Investment Income (Loss)	6,646,119	1,046,604	3,261,060	39,068

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	46,807,532	20,526,596	1,414,476	112,476
Foreign currency and foreign currency transactions	—	—	(90,037)	(1,599)
Futures contracts	1,606,939	578,574	573,437	—
Net realized gain (loss)	48,414,471	21,105,170	1,897,876	110,877

Net change in unrealized appreciation (depreciation) on:
Investments in securities	4,105,974	8,454,499	1,855,657	357,787
Foreign currency and foreign currency translations	(20)	—	(67,561)	88
Futures contracts	(184,660)	(40,398)	83,278	—
Net change in unrealized appreciation (depreciation)	3,921,294	8,414,101	1,871,374	357,875
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	52,335,765	29,519,271	3,769,250	468,752
Net increase (decrease) in net assets resulting from operations	$58,981,884	$30,565,875	$7,030,310	$507,820

† Net of foreign taxes withheld of	$2,334	$—	$350,106	$6,159

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Operations	March 31, 2017 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017
INVESTMENT INCOME:
Dividend income†	$1,303,061	$203,866	$931,029	$9,976,291
Securities lending income, net	2,301	19,777	499	6,190
Other income (Note 2)	—	—	2,252	—
Total Income	1,305,362	223,643	933,780	9,982,481

EXPENSES:
Investment advisory fees	185,518	82,268	163,244	1,139,407
Custody fees	5,956	5,936	16,645	15,164
Administration & accounting fees	14,625	3,453	8,227	85,649
Legal fees	831	324	1,099	10,288
Audit & tax fees	23,755	22,754	26,248	22,248
Shareholder reporting fees	10,218	2,828	5,784	62,819
Transfer agent fees	42,543	26,115	24,348	395,347
Trustee fees	2,255	864	1,470	10,599
Distribution fees—Class N	208	194	189	280,749
Interest expense	—	—	945	—
Registration fees	31,685	29,017	29,261	76,866
Pricing fee	51	398	10,371	37
Tax expense (Note 2)	—	—	1,275	—
Other expenses	3,641	1,312	2,437	13,816
Total Expenses	321,286	175,463	291,543	2,112,989

Less fee waivers and/or reimbursements	(62,069)	(65,319)	(88,016)	(68,110)
Net Expenses	259,217	110,144	203,527	2,044,879
Net Investment Income (Loss)	1,046,145	113,499	730,253	7,937,602

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	22,651	(77,855)	(397,562)	249,204
Foreign currency and foreign currency transactions	—	—	(14,010)	—
Futures contracts	323,012	—	80,065	2,548,007
Net realized gain (loss)	345,663	(77,855)	(331,507)	2,797,211

Net change in unrealized appreciation (depreciation) on:
Investments in securities	8,384,428	3,765,189	499,183	80,041,999
Foreign currency and foreign currency translations	—	—	(17,508)	—
Futures contracts	(31,345)	—	4,063	(626,439)
Net change in unrealized appreciation (depreciation)	8,353,083	3,765,189	485,738	79,415,560
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	8,698,746	3,687,334	154,231	82,212,771
Net increase (decrease) in net assets resulting from operations	$9,744,891	$3,800,833	$884,484	$90,150,373

† Net of foreign taxes withheld of	$142	$—	$65,886	$1,497

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Operations	March 31, 2017 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2017
INVESTMENT INCOME:
Dividend income†	$1,585,530	$389,846	$1,372,934	$4,294,864
Securities lending income, net	46	943	288	2,136
Other income (Note 2)	2,029	—	—	421,307
Total Income	1,587,605	390,789	1,373,222	4,718,307

EXPENSES:
Investment advisory fees	277,096	137,413	339,861	1,104,394
Shareholder servicing fees	—	—	103,189	405,651
Custody fees	22,743	24,595	22,010	42,068
Administration & accounting fees	12,801	4,867	14,968	43,045
Legal fees	1,384	—	2,884	6,678
Audit & tax fees	27,016	29,198	29,685	29,705
Shareholder reporting fees	9,807	3,633	9,688	29,909
Transfer agent fees	69,686	32,232	22,712	213,214
Trustee fees	1,951	701	2,436	6,004
Distribution fees—Class N	31,520	1,953	1,934	46,098
Registration fees	35,555	28,282	33,645	42,517
Pricing fee	10,360	8,442	10,329	10,355
Tax expense (Note 2)	1,149	—	—	238,460
Other expenses	2,725	1,239	5,098	12,693
Total Expenses	503,793	272,555	598,439	2,230,791

Less fee waivers and/or reimbursements	(96,277)	(95,656)	(64,920)	(29,034)
Net Expenses	407,516	176,899	533,519	2,201,757
Net Investment Income (Loss)	1,180,089	213,890	839,703	2,516,550

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(335,767)	(861,759)	1,840,004	(2,602,117)
Foreign currency and foreign currency transactions	(69,816)	(32,844)	(41,687)	(357,055)
Forward foreign currency exchange contracts	—	(1,244)	(1,245,654)	(4,153,987)
Futures contracts	32,672	219,462	2,259,522	9,553,354
Swap contracts	—	—	(142,269)	(1,497,314)
Net realized gain (loss)	(372,911)	(676,385)	2,669,916	942,881

Net change in unrealized appreciation (depreciation) on:
Investments in securities	1,518,202	1,221,690	8,700,252	24,609,285
Foreign currency and foreign currency translations	871	6,845	(1,424)	(62,095)
Forward foreign currency exchange contracts	—	—	(336,956)	461,557
Futures contracts	60,752	117,161	75,370	(620,024)
Swap contracts	—	—	(98,951)	(421,713)
Net change in unrealized appreciation (depreciation)	1,579,825	1,345,696	8,338,291	23,967,010
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	1,206,914	669,311	11,008,207	24,909,891
Net increase (decrease) in net assets resulting from operations	$2,387,003	$883,201	$11,847,910	$27,426,441

† Net of foreign taxes withheld of	$162,176	$47,557	$94,219	$333,607

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Operations	March 31, 2017 (Unaudited)

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE PERIOD 12/14/16*- 03/31/17	FOR THE PERIOD 12/14/16*- 03/31/17	FOR THE PERIOD 12/14/16*- 03/31/17	FOR THE PERIOD 12/14/16*- 03/31/17
INVESTMENT INCOME:
Dividend income†	$24,769	$11,332	$46,979	$34,433
Total Income	24,769	11,332	46,979	34,433

EXPENSES:
Investment advisory fees	6,220	6,200	9,359	13,317
Custody fees	4,397	3,518	3,518	10,260
Administration & accounting fees	170	136	212	233
Legal fees	183	183	183	183
Audit & tax fees	16,632	16,632	16,632	16,632
Shareholder reporting fees	828	828	828	828
Transfer agent fees	5,618	5,496	5,692	5,686
Trustee fees	297	293	302	304
Offering costs	4,398	4,398	4,398	4,398
Distribution fees—Class N	691	445	536	615
Dividends and interest on securities sold short (Note 3)	2,194	1,820	8,441	—
Registration fees	15,886	15,866	15,899	15,905
Pricing fee	586	586	5,277	5,277
Other expenses	806	770	773	775
Total Expenses	58,906	57,171	72,050	74,413

Less fee waivers and/or reimbursements	(48,207)	(47,499)	(51,825)	(58,437)
Net Expenses	10,699	9,672	20,225	15,976
Net Investment Income (Loss)	14,070	1,660	26,754	18,457

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	17,781	(8,063)	20,926	14,495
Foreign currency and foreign currency transactions	—	—	5,747	12,051
Forward foreign currency exchange contracts	—	—	3,875	—
Securities sold short	(11,972)	4,363	(9,772)	—
Swap contracts	—	—	—	(23,004)
Net realized gain (loss)	5,809	(3,700)	20,776	3,542

Net change in unrealized appreciation (depreciation) on:
Investments in securities	130,483	(44,763)	447,539	373,598
Foreign currency and foreign currency translations	—	—	(15)	2,353
Securities sold short	(29,154)	(19,869)	(81,575)	—
Swap contracts	—	—	—	66,570
Net change in unrealized appreciation (depreciation)	101,329	(64,632)	365,949	442,521
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	107,138	(68,332)	386,725	446,063
Net increase (decrease) in net assets resulting from operations	$121,208	$(66,672)	$413,479	$464,520

† Net of foreign taxes withheld of	$—	$6	$4,996	$4,380

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$11,952,639	$19,660,962	$3,528,453	$5,651,016
Net realized gain (loss)	21,375,883	(69,298,819)	24,829,894	11,171,801
Net change in unrealized appreciation (depreciation)	136,305,578	135,757,555	59,828,139	87,483,997
Net increase (decrease) in net assets resulting from operations	169,634,100	86,119,698	88,186,486	104,306,814

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,975,827)	(5,061,842)	(460,592)	(70,814)
Class N	(669,401)	(461,951)	(75,007)	(3,819)
Class R6	(15,350,782)	(6,699,234)	(7,260,404)	(401,079)
Total	(20,996,010)	(12,223,027)	(7,796,003)	(475,712)
Net realized gain:
Class I	—	(495)	(801,488)	(49)
Class N	—	(61)	(172,528)	(15)
Class R6	—	(595)	(11,713,497)	(209)
Total	—	(1,151)	(12,687,513)	(273)
Total distributions	(20,996,010)	(12,224,178)	(20,483,516)	(475,985)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	76,851,796	371,477,654	16,611,963	32,766,802
Reinvestment of distributions	4,346,415	4,979,196	1,261,541	70,815
Cost of shares redeemed	(337,826,610)	(267,990,360)	(18,298,913)	(17,559,231)
Net increase (decrease) from capital transactions	(256,628,399)	108,466,490	(425,409)	15,278,386
CLASS N
Proceeds from shares sold	5,181,564	35,135,654	1,883,817	10,910,277
Reinvestment of distributions	668,290	461,243	246,619	3,805
Cost of shares redeemed	(15,210,020)	(34,612,635)	(1,722,567)	(7,735,264)
Net increase (decrease) from capital transactions	(9,360,166)	984,262	407,869	3,178,818
CLASS R6
Proceeds from shares sold	358,180,624	311,854,105	63,963,169	643,974,405
Reinvestment of distributions	15,022,031	6,698,589	17,579,880	353,862
Cost of shares redeemed	(119,960,116)	(131,474,251)	(153,046,299)	(65,223,279)
Net increase (decrease) from capital transactions	253,242,539	187,078,443	(71,503,250)	579,104,988
Net increase (decrease) in net assets resulting from capital transactions	(12,746,026)	296,529,195	(71,520,790)	597,562,192
Total increase (decrease) in net assets	135,892,064	370,424,715	(3,817,820)	701,393,021

NET ASSETS:
Beginning of period	1,484,652,038	1,114,227,323	743,201,885	41,808,864
End of period	$1,620,544,102	$1,484,652,038	$739,384,065	$743,201,885

Undistributed accumulated net investment income (loss)	$5,810,010	$14,853,381	$850,553	$5,118,103

The accompanying notes are an integral part of these financial statements.	(continued on p. 169)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	44,811,070	37,047,708	3,258,870	2,165,764
Shares sold	5,272,543	27,475,415	1,111,079	2,534,955
Shares issued on reinvestment of distributions	294,273	364,509	82,453	5,656
Shares redeemed	(23,907,128)	(20,076,562)	(1,257,303)	(1,447,505)
Shares outstanding, end of period	26,470,758	44,811,070	3,195,099	3,258,870
CLASS N
Shares outstanding, beginning of period	4,643,563	4,528,366	700,486	463,666
Shares sold	353,622	2,626,755	128,967	863,642
Shares issued on reinvestment of distributions	45,369	33,865	16,161	305
Shares redeemed	(1,032,399)	(2,545,423)	(116,556)	(627,127)
Shares outstanding, end of period	4,010,155	4,643,563	729,058	700,486
CLASS R6
Shares outstanding, beginning of period	56,611,041	42,554,777	49,226,271	771,282
Shares sold	25,238,399	23,345,042	4,341,930	53,443,534
Shares issued on reinvestment of distributions	1,017,753	490,739	1,147,512	28,241
Shares redeemed	(8,143,249)	(9,779,517)	(10,159,347)	(5,016,786)
Shares outstanding, end of period	74,723,944	56,611,041	44,556,366	49,226,271

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$3,089,352	$8,369,327	$1,002,175	$4,158,190
Net realized gain (loss)	(1,429,743)	(38,458,471)	(428,261)	(33,679,960)
Net change in unrealized appreciation (depreciation)	25,416,837	37,204,104	15,994,824	57,947,033
Net increase (decrease) in net assets resulting from operations	27,076,446	7,114,960	16,568,738	28,425,263

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,615,459)	(606,011)	(1,429,461)	(1,291,346)
Class N	(194,539)	(76,115)	(130,267)	(112,201)
Class R6	(7,987,798)	(3,911,376)	(3,682,831)	(3,422,346)
Total	(9,797,796)	(4,593,502)	(5,242,559)	(4,825,893)
Total distributions	(9,797,796)	(4,593,502)	(5,242,559)	(4,825,893)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	11,093,421	60,133,163	7,856,872	33,023,607
Reinvestment of distributions	1,612,750	603,182	1,428,298	1,285,557
Cost of shares redeemed	(15,726,879)	(33,973,951)	(6,213,370)	(15,499,794)
Net increase (decrease) from capital transactions	(3,020,708)	26,762,394	3,071,800	18,809,370
CLASS N
Proceeds from shares sold	2,067,052	8,931,867	1,486,679	6,735,342
Reinvestment of distributions	193,541	75,447	130,267	112,201
Cost of shares redeemed	(3,123,191)	(4,548,689)	(2,441,429)	(4,356,156)
Net increase (decrease) from capital transactions	(862,598)	4,458,625	(824,483)	2,491,387
CLASS R6
Proceeds from shares sold	54,662,956	101,522,329	20,762,762	54,236,859
Reinvestment of distributions	7,922,560	3,910,599	3,653,343	3,421,616
Cost of shares redeemed	(31,523,030)	(47,070,019)	(17,888,360)	(26,043,362)
Net increase (decrease) from capital transactions	31,062,486	58,362,909	6,527,745	31,615,113
Net increase (decrease) in net assets resulting from capital transactions	27,179,180	89,583,928	8,775,062	52,915,870
Total increase (decrease) in net assets	44,457,830	92,105,386	20,101,241	76,515,240

NET ASSETS:
Beginning of period	378,073,455	285,968,069	265,504,580	188,989,340
End of period	$422,531,285	$378,073,455	$285,605,821	$265,504,580

Undistributed accumulated net investment income (loss)	$1,886,684	$8,595,128	$(813,242)	$3,427,142

The accompanying notes are an integral part of these financial statements.	(continued on p. 171)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	6,677,387	3,920,915	8,243,713	5,981,726
Shares sold	1,095,774	6,091,979	892,783	3,979,169
Shares issued on reinvestment of distributions	163,898	57,666	174,183	159,696
Shares redeemed	(1,559,360)	(3,393,173)	(717,591)	(1,876,878)
Shares outstanding, end of period	6,377,699	6,677,387	8,593,088	8,243,713
CLASS N
Shares outstanding, beginning of period	832,639	406,162	850,737	549,846
Shares sold	207,473	868,544	173,469	830,399
Shares issued on reinvestment of distributions	19,689	7,220	15,886	13,938
Shares redeemed	(308,980)	(449,287)	(277,935)	(543,446)
Shares outstanding, end of period	750,821	832,639	762,157	850,737
CLASS R6
Shares outstanding, beginning of period	29,492,098	23,695,163	20,536,218	16,527,847
Shares sold	5,396,318	10,128,333	2,356,085	6,779,947
Shares issued on reinvestment of distributions	805,957	374,578	444,987	425,046
Shares redeemed	(3,107,719)	(4,705,976)	(2,028,178)	(3,196,622)
Shares outstanding, end of period	32,586,654	29,492,098	21,309,112	20,536,218

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$1,288,235	$1,464,225	$93,776	$140,954
Net realized gain (loss)	(88,018)	(3,244,697)	(105,695)	(32,325)
Net change in unrealized appreciation (depreciation)	16,551,447	8,712,424	2,158,812	2,174,304
Net increase (decrease) in net assets resulting from operations	17,751,664	6,931,952	2,146,893	2,282,933

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(558,442)	(29,888)	(154,814)	(19,379)
Class N	(22,808)	(419)	(25,593)	(1,994)
Class R6	(1,366,670)	(227,299)	(22,170)	(10,514)
Total	(1,947,920)	(257,606)	(202,577)	(31,887)
Net realized gain:
Class I	(2,289)	(7,959)	—	—
Class N	(114)	(210)	—	—
Class R6	(5,353)	(56,997)	—	—
Total	(7,756)	(65,166)	—	—
Total distributions	(1,955,676)	(322,772)	(202,577)	(31,887)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	10,446,011	44,782,939	3,580,474	12,204,726
Reinvestment of distributions	556,533	36,936	154,181	19,379
Cost of shares redeemed	(1,947,621)	(8,474,396)	(503,576)	(1,791,158)
Net increase (decrease) from capital transactions	9,054,923	36,345,479	3,231,079	10,432,947
CLASS N
Proceeds from shares sold	522,315	2,304,554	3,095,105	2,575,146
Reinvestment of distributions	22,922	629	25,593	1,994
Cost of shares redeemed	(1,187,250)	(413,640)	(1,106,047)	(127,136)
Net increase (decrease) from capital transactions	(642,013)	1,891,543	2,014,651	2,450,004
CLASS R6
Proceeds from shares sold	29,132,281	79,815,885	—	100,000
Reinvestment of distributions	1,367,976	284,187	22,170	10,514
Cost of shares redeemed	(8,419,507)	(13,650,502)	—	—
Net increase (decrease) from capital transactions	22,080,750	66,449,570	22,170	110,514
Net increase (decrease) in net assets resulting from capital transactions	30,493,660	104,686,592	5,267,900	12,993,465
Total increase (decrease) in net assets	46,289,648	111,295,772	7,212,216	15,244,511

NET ASSETS:
Beginning of period	140,220,965	28,925,193	18,734,998	3,490,487
End of period	$186,510,613	$140,220,965	$25,947,214	$18,734,998

Undistributed accumulated net investment income (loss)	$657,315	$1,317,000	$20,267	$129,068

The accompanying notes are an integral part of these financial statements.	(continued on p. 173)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,995,600	221,606	1,338,219	184,697
Shares sold	992,527	4,680,798	324,353	1,352,610
Shares issued on reinvestment of distributions	52,652	3,777	13,489	2,079
Shares redeemed	(183,414)	(910,581)	(46,047)	(201,167)
Shares outstanding, end of period	4,857,365	3,995,600	1,630,014	1,338,219
CLASS N
Shares outstanding, beginning of period	217,083	14,363	289,019	13,941
Shares sold	50,138	245,689	277,690	288,222
Shares issued on reinvestment of distributions	2,171	64	2,243	214
Shares redeemed	(109,561)	(43,033)	(99,565)	(13,358)
Shares outstanding, end of period	159,831	217,083	469,387	289,019
CLASS R6
Shares outstanding, beginning of period	9,800,397	2,833,532	191,117	180,000
Shares sold	2,759,583	8,363,499	—	9,990
Shares issued on reinvestment of distributions	129,421	29,028	1,936	1,127
Shares redeemed	(797,372)	(1,425,662)	—	—
Shares outstanding, end of period	11,892,029	9,800,397	193,053	191,117

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$1,163,096	$2,590,826	$1,119,808	$4,603,273
Net realized gain (loss)	(764,922)	(6,667,262)	162,356	(12,858,821)
Net change in unrealized appreciation (depreciation)	10,483,951	8,546,385	17,328,305	34,369,370
Net increase (decrease) in net assets resulting from operations	10,882,125	4,469,949	18,610,469	26,113,822

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(422,289)	(140,652)	(296,146)	(32,378)
Class N	(30,453)	(3,650)	(49,154)	—
Class R6	(2,510,600)	(593,342)	(6,513,104)	(749,383)
Total	(2,963,342)	(737,644)	(6,858,404)	(781,761)
Total distributions	(2,963,342)	(737,644)	(6,858,404)	(781,761)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	2,849,498	23,518,732	1,868,493	13,573,964
Reinvestment of distributions	413,893	138,694	283,665	32,123
Cost of shares redeemed	(1,739,226)	(7,008,552)	(1,109,897)	(4,847,472)
Net increase (decrease) from capital transactions	1,524,165	16,648,874	1,042,261	8,758,615
CLASS N
Proceeds from shares sold	505,881	1,605,564	534,059	2,346,427
Reinvestment of distributions	30,453	3,650	49,154	—
Cost of shares redeemed	(541,580)	(196,510)	(520,985)	(1,380,915)
Net increase (decrease) from capital transactions	(5,246)	1,412,704	62,228	965,512
CLASS R6
Proceeds from shares sold	15,546,647	85,284,291	10,702,835	261,029,638
Reinvestment of distributions	2,506,738	593,184	6,510,144	749,355
Cost of shares redeemed	(9,244,496)	(14,072,933)	(8,066,293)	(28,410,599)
Net increase (decrease) from capital transactions	8,808,889	71,804,542	9,146,686	233,368,394
Net increase (decrease) in net assets resulting from capital transactions	10,327,808	89,866,120	10,251,175	243,092,521
Total increase (decrease) in net assets	18,246,591	93,598,425	22,003,240	268,424,582

NET ASSETS:
Beginning of period	138,327,032	44,728,607	287,672,957	19,248,375
End of period	$156,573,623	$138,327,032	$309,676,197	$287,672,957

Undistributed accumulated net investment income (loss)	$730,445	$2,530,691	$(1,293,890)	$4,444,706

The accompanying notes are an integral part of these financial statements.	(continued on p. 175)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,128,774	341,610	1,370,519	359,225
Shares sold	299,191	2,539,093	205,419	1,596,157
Shares issued on reinvestment of distributions	45,086	14,447	33,451	3,870
Shares redeemed	(182,877)	(766,376)	(124,607)	(588,733)
Shares outstanding, end of period	2,290,174	2,128,774	1,484,782	1,370,519
CLASS N
Shares outstanding, beginning of period	168,987	15,231	233,206	106,116
Shares sold	53,981	174,012	59,942	286,357
Shares issued on reinvestment of distributions	3,325	381	5,789	—
Shares redeemed	(57,085)	(20,637)	(56,240)	(159,267)
Shares outstanding, end of period	169,208	168,987	242,697	233,206
CLASS R6
Shares outstanding, beginning of period	12,337,482	4,395,156	29,394,195	1,849,302
Shares sold	1,646,804	9,392,713	1,180,389	30,840,327
Shares issued on reinvestment of distributions	272,768	61,726	767,706	90,284
Shares redeemed	(981,516)	(1,512,113)	(880,524)	(3,385,718)
Shares outstanding, end of period	13,275,538	12,337,482	30,461,766	29,394,195

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$6,646,119	$13,220,255	$1,046,604	$2,522,678
Net realized gain (loss)	48,414,471	60,905,610	21,105,170	(5,188,075)
Net change in unrealized appreciation (depreciation)	3,921,294	29,096,518	8,414,101	39,852,480
Net increase (decrease) in net assets resulting from operations	58,981,884	103,222,383	30,565,875	37,187,083

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(12,230,241)	(8,820,091)	(2,567,241)	(2,497,115)
Class N	(723,350)	(462,621)	—	(45,047)
Class R6	(968,404)	(760,600)	(79,227)	(108,602)
Total	(13,921,995)	(10,043,312)	(2,646,468)	(2,650,764)
Net realized gain:
Class I	(47,871,231)	(62,191,159)	—	(1,362,253)
Class N	(3,398,837)	(4,768,963)	—	(36,403)
Class R6	(3,547,071)	(4,758,117)	—	(49,898)
Total	(54,817,139)	(71,718,239)	—	(1,448,554)
Total distributions	(68,739,134)	(81,761,551)	(2,646,468)	(4,099,318)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	85,452,749	164,695,456	24,141,571	66,699,622
Reinvestment of distributions	60,037,357	70,902,935	2,558,986	3,846,424
Cost of shares redeemed	(143,349,214)	(308,309,640)	(37,018,776)	(96,490,678)
Net increase (decrease) from capital transactions	2,140,892	(72,711,249)	(10,318,219)	(25,944,632)
CLASS N
Proceeds from shares sold	3,864,191	15,961,335	259,972	2,771,176
Reinvestment of distributions	4,121,868	5,231,584	—	81,450
Cost of shares redeemed	(8,639,829)	(32,777,173)	(365,605)	(9,695,395)
Net increase (decrease) from capital transactions	(653,770)	(11,584,254)	(105,633)	(6,842,769)
CLASS R6
Proceeds from shares sold	7,618,987	25,052,120	1,017,427	9,126,865
Reinvestment of distributions	4,492,109	5,501,528	79,139	157,097
Cost of shares redeemed	(7,505,414)	(35,675,247)	(412,138)	(84,209,643)
Net increase (decrease) from capital transactions	4,605,682	(5,121,599)	684,428	(74,925,681)
Net increase (decrease) in net assets resulting from capital transactions	6,092,804	(89,417,102)	(9,739,424)	(107,713,082)
Total increase (decrease) in net assets	(3,664,446)	(67,956,270)	18,179,983	(74,625,317)

NET ASSETS:
Beginning of period	937,666,478	1,005,622,748	327,218,057	401,843,374
End of period	$934,002,032	$937,666,478	$345,398,040	$327,218,057

Undistributed accumulated net investment income (loss)	$2,881,922	$10,157,798	$150,075	$1,749,939

The accompanying notes are an integral part of these financial statements.	(continued on p. 177)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	40,158,763	43,794,416	15,247,228	16,557,893
Shares sold	4,297,941	8,413,669	1,105,097	3,530,297
Shares issued on reinvestment of distributions	3,118,824	3,643,522	114,241	197,151
Shares redeemed	(7,174,200)	(15,692,844)	(1,707,352)	(5,038,113)
Shares outstanding, end of period	40,401,328	40,158,763	14,759,214	15,247,228
CLASS N
Shares outstanding, beginning of period	2,823,181	3,440,002	76,105	431,529
Shares sold	194,163	820,756	11,978	149,541
Shares issued on reinvestment of distributions	213,901	268,699	—	4,190
Shares redeemed	(435,025)	(1,706,276)	(17,458)	(509,155)
Shares outstanding, end of period	2,796,220	2,823,181	70,625	76,105
CLASS R6
Shares outstanding, beginning of period	2,895,803	3,158,235	408,690	4,056,213
Shares sold	387,672	1,254,740	46,674	473,650
Shares issued on reinvestment of distributions	233,842	283,438	3,541	8,069
Shares redeemed	(378,873)	(1,800,610)	(19,015)	(4,129,242)
Shares outstanding, end of period	3,138,444	2,895,803	439,890	408,690

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$3,261,060	$6,255,753	$39,068	$118,560
Net realized gain (loss)	1,897,876	(17,740,594)	110,877	(1,417,522)
Net change in unrealized appreciation (depreciation)	1,871,374	32,248,324	357,875	2,322,454
Net increase (decrease) in net assets resulting from operations	7,030,310	20,763,483	507,820	1,023,492

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(6,221,505)	(4,299,494)	(124,339)	(182,437)
Class N	(598,973)	(446,579)	(12,317)	(25,974)
Class R6	(869,430)	(549,818)	(14,922)	(7,466)
Total	(7,689,908)	(5,295,891)	(151,578)	(215,877)
Total distributions	(7,689,908)	(5,295,891)	(151,578)	(215,877)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	49,712,297	62,967,813	985,870	3,221,843
Reinvestment of distributions	6,218,003	4,297,414	124,339	182,437
Cost of shares redeemed	(32,058,354)	(65,008,082)	(1,029,308)	(1,868,461)
Net increase (decrease) from capital transactions	23,871,946	2,257,145	80,901	1,535,819
CLASS N
Proceeds from shares sold	3,196,583	5,428,425	32,746	589,906
Reinvestment of distributions	598,973	446,579	12,317	25,974
Cost of shares redeemed	(3,853,867)	(12,243,981)	(53,300)	(733,943)
Net increase (decrease) from capital transactions	(58,311)	(6,368,977)	(8,237)	(118,063)
CLASS R6
Proceeds from shares sold	5,963,282	14,099,786	316,145	978,729
Reinvestment of distributions	868,265	549,818	14,922	7,466
Cost of shares redeemed	(3,946,170)	(11,819,504)	(70,195)	(207,501)
Net increase (decrease) from capital transactions	2,885,377	2,830,100	260,872	778,694
Net increase (decrease) in net assets resulting from capital transactions	26,699,012	(1,281,732)	333,536	2,196,450
Total increase (decrease) in net assets	26,039,414	14,185,860	689,778	3,004,065

NET ASSETS:
Beginning of period	337,885,811	323,699,951	10,827,429	7,823,364
End of period	$363,925,225	$337,885,811	$11,517,207	$10,827,429

Undistributed accumulated net investment income (loss)	$2,191,547	$6,620,395	$(30,890)	$81,620

The accompanying notes are an integral part of these financial statements.	(continued on p. 179)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	19,627,772	19,429,009	1,003,384	797,764
Shares sold	3,807,232	4,707,160	113,301	414,462
Shares issued on reinvestment of distributions	488,837	318,799	15,699	22,607
Shares redeemed	(2,440,298)	(4,827,196)	(120,610)	(231,449)
Shares outstanding, end of period	21,483,543	19,627,772	1,011,774	1,003,384
CLASS N
Shares outstanding, beginning of period	2,207,600	2,678,581	126,465	136,798
Shares sold	242,586	410,919	3,750	75,999
Shares issued on reinvestment of distributions	47,126	33,178	1,553	3,215
Shares redeemed	(293,687)	(915,078)	(6,042)	(89,547)
Shares outstanding, end of period	2,203,625	2,207,600	125,726	126,465
CLASS R6
Shares outstanding, beginning of period	2,555,356	2,346,761	107,058	9,662
Shares sold	453,848	1,051,223	36,814	124,721
Shares issued on reinvestment of distributions	68,367	40,849	1,882	925
Shares redeemed	(301,103)	(883,477)	(8,169)	(28,250)
Shares outstanding, end of period	2,776,468	2,555,356	137,585	107,058

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$1,046,145	$2,020,859	$113,499	$224,018
Net realized gain (loss)	345,663	(1,907,325)	(77,855)	(508,214)
Net change in unrealized appreciation (depreciation)	8,353,083	13,519,533	3,765,189	3,235,528
Net increase (decrease) in net assets resulting from operations	9,744,891	13,633,067	3,800,833	2,951,332

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(955,242)	(560,699)	(254,946)	(152,199)
Class N	(2,128)	(1,335)	(918)	(815)
Class R6	(1,235,381)	(853,432)	(1,393)	(1,020)
Total	(2,192,751)	(1,415,466)	(257,257)	(154,034)
Total distributions	(2,192,751)	(1,415,466)	(257,257)	(154,034)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	12,084,206	22,821,824	5,160,922	19,666,884
Reinvestment of distributions	955,242	559,771	254,946	152,199
Cost of shares redeemed	(8,981,025)	(17,607,554)	(1,813,891)	(9,353,481)
Net increase (decrease) from capital transactions	4,058,423	5,774,041	3,601,977	10,465,602
CLASS N
Proceeds from shares sold	3,160	11,765	900	35,649
Reinvestment of distributions	2,128	1,335	918	815
Cost of shares redeemed	—	(12,929)	(15,771)	(20,665)
Net increase (decrease) from capital transactions	5,288	171	(13,953)	15,799
CLASS R6
Proceeds from shares sold	4,502,240	22,497,954	—	61,871
Reinvestment of distributions	1,234,108	853,432	1,393	1,020
Cost of shares redeemed	(9,342,905)	(20,079,953)	(105)	(9,574)
Net increase (decrease) from capital transactions	(3,606,557)	3,271,433	1,288	53,317
Net increase (decrease) in net assets resulting from capital transactions	457,154	9,045,645	3,589,312	10,534,718
Total increase (decrease) in net assets	8,009,294	21,263,246	7,132,888	13,332,016

NET ASSETS:
Beginning of period	147,747,917	126,484,671	33,548,704	20,216,688
End of period	$155,757,211	$147,747,917	$40,681,592	$33,548,704

Undistributed accumulated net investment income (loss)	$456,981	$1,603,587	$22,129	$165,887

The accompanying notes are an integral part of these financial statements.	(continued on p. 181)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,971,690	3,613,144	2,094,916	1,377,919
Shares sold	702,285	1,410,988	306,090	1,356,767
Shares issued on reinvestment of distributions	55,764	34,321	14,866	10,174
Shares redeemed	(523,150)	(1,086,763)	(108,663)	(649,944)
Shares outstanding, end of period	4,206,589	3,971,690	2,307,209	2,094,916
CLASS N
Shares outstanding, beginning of period	9,538	9,457	9,764	8,788
Shares sold	186	760	59	2,361
Shares issued on reinvestment of distributions	125	82	54	55
Shares redeemed	—	(761)	(933)	(1,440)
Shares outstanding, end of period	9,849	9,538	8,944	9,764
CLASS R6
Shares outstanding, beginning of period	4,730,865	4,517,716	10,452	6,717
Shares sold	260,669	1,409,409	—	4,295
Shares issued on reinvestment of distributions	72,170	52,422	81	68
Shares redeemed	(542,930)	(1,248,682)	(6)	(628)
Shares outstanding, end of period	4,520,774	4,730,865	10,527	10,452

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$730,253	$1,643,310	$7,937,602	$9,839,351
Net realized gain (loss)	(331,507)	(4,919,205)	2,797,211	5,138,616
Net change in unrealized appreciation (depreciation)	485,738	8,344,298	79,415,560	51,359,438
Net increase (decrease) in net assets resulting from operations	884,484	5,068,403	90,150,373	66,337,405

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(685,240)	(284,457)	(7,738,990)	(2,142,472)
Class N	(3,572)	(1,787)	(2,775,125)	(528,218)
Class R6	(1,215,630)	(826,613)	(2,015,183)	(591,390)
Total	(1,904,442)	(1,112,857)	(12,529,298)	(3,262,080)
Net realized gain:
Class I	—	—	(2,907,277)	(11,772,261)
Class N	—	—	(1,214,616)	(3,153,506)
Class R6	—	—	(721,670)	(2,966,065)
Total	—	—	(4,843,563)	(17,891,832)
Total distributions	(1,904,442)	(1,112,857)	(17,372,861)	(21,153,912)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	12,534,569	18,384,546	138,213,103	465,741,590
Reinvestment of distributions	685,240	284,457	10,296,185	13,906,906
Cost of shares redeemed	(11,654,096)	(9,939,845)	(97,750,215)	(141,910,504)
Net increase (decrease) from capital transactions	1,565,713	8,729,158	50,759,073	337,737,992
CLASS N
Proceeds from shares sold	26,562	64,921	44,627,726	252,592,188
Reinvestment of distributions	3,572	1,787	3,988,957	3,681,724
Cost of shares redeemed	(35,249)	(14,300)	(74,086,519)	(72,065,267)
Net increase (decrease) from capital transactions	(5,115)	52,408	(25,469,836)	184,208,645
CLASS R6
Proceeds from shares sold	4,929,294	28,713,881	24,673,371	133,569,139
Reinvestment of distributions	1,215,630	826,613	2,735,594	3,557,455
Cost of shares redeemed	(12,412,633)	(24,296,080)	(15,851,775)	(20,148,273)
Net increase (decrease) from capital transactions	(6,267,709)	5,244,414	11,557,190	116,978,321
Net increase (decrease) in net assets resulting from capital transactions	(4,707,111)	14,025,980	36,846,427	638,924,958
Total increase (decrease) in net assets	(5,727,069)	17,981,526	109,623,939	684,108,451

NET ASSETS:
Beginning of period	89,786,290	71,804,764	873,314,761	189,206,310
End of period	$84,059,221	$89,786,290	$982,938,700	$873,314,761

Undistributed accumulated net investment income (loss)	$471,239	$1,645,428	$4,062,257	$8,653,953

The accompanying notes are an integral part of these financial statements.	(continued on p. 183)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,762,443	2,026,170	33,090,713	10,821,982
Shares sold	1,083,961	1,558,631	8,443,350	30,720,567
Shares issued on reinvestment of distributions	60,856	23,724	637,535	967,774
Shares redeemed	(1,013,794)	(846,082)	(6,028,259)	(9,419,610)
Shares outstanding, end of period	2,893,466	2,762,443	36,143,339	33,090,713
CLASS N
Shares outstanding, beginning of period	13,105	8,782	14,418,150	2,092,861
Shares sold	2,240	5,391	2,757,689	16,757,391
Shares issued on reinvestment of distributions	318	150	247,147	256,209
Shares redeemed	(2,972)	(1,218)	(4,538,197)	(4,688,311)
Shares outstanding, end of period	12,691	13,105	12,884,789	14,418,150
CLASS R6
Shares outstanding, beginning of period	4,552,606	4,102,795	8,114,231	7,440
Shares sold	423,116	2,438,316	1,525,692	9,221,194
Shares issued on reinvestment of distributions	108,249	69,173	169,702	248,079
Shares redeemed	(1,076,554)	(2,057,678)	(982,902)	(1,362,482)
Shares outstanding, end of period	4,007,417	4,552,606	8,826,723	8,114,231

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$1,180,089	$1,813,836	$213,890	$774,027
Net realized gain (loss)	(372,911)	(271,740)	(676,385)	(1,278,297)
Net change in unrealized appreciation (depreciation)	1,579,825	6,850,920	1,345,696	5,123,132
Net increase (decrease) in net assets resulting from operations	2,387,003	8,393,016	883,201	4,618,862

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,376,647)	(763,796)	(775,009)	(1,068,331)
Class N	(325,467)	(2,117)	(2,256)	(1,572)
Class R6	(216,668)	(1,972)	(3,159)	(2,585)
Total	(1,918,782)	(767,885)	(780,424)	(1,072,488)
Total distributions	(1,918,782)	(767,885)	(780,424)	(1,072,488)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	24,427,398	64,153,655	12,789,352	27,630,236
Reinvestment of distributions	1,376,647	763,231	774,826	1,060,287
Cost of shares redeemed	(13,945,969)	(8,454,631)	(7,410,160)	(9,817,446)
Net increase (decrease) from capital transactions	11,858,076	56,462,255	6,154,018	18,873,077
CLASS N
Proceeds from shares sold	12,686,427	20,760,013	3,390,755	633,630
Reinvestment of distributions	325,467	2,117	2,256	1,572
Cost of shares redeemed	(4,110,360)	(465,768)	(103,020)	(487,514)
Net increase (decrease) from capital transactions	8,901,534	20,296,362	3,289,991	147,688
CLASS R6
Proceeds from shares sold	4,741,937	17,495,519	—	146,181
Reinvestment of distributions	216,668	1,972	3,159	2,585
Cost of shares redeemed	(1,495,789)	(3,654,467)	—	(56,356)
Net increase (decrease) from capital transactions	3,462,816	13,843,024	3,159	92,410
Net increase (decrease) in net assets resulting from capital transactions	24,222,426	90,601,641	9,447,168	19,113,175
Total increase (decrease) in net assets	24,690,647	98,226,772	9,549,945	22,659,549

NET ASSETS:
Beginning of period	132,647,372	34,420,600	50,009,122	27,349,573
End of period	$157,338,019	$132,647,372	$59,559,067	$50,009,122

Undistributed accumulated net investment income (loss)	$787,697	$1,526,390	$150,524	$717,058

The accompanying notes are an integral part of these financial statements.	(continued on p. 185)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	8,004,942	3,121,519	5,639,656	3,314,071
Shares sold	2,098,981	5,553,130	1,553,667	3,371,402
Shares issued on reinvestment of distributions	122,805	69,133	98,079	134,896
Shares redeemed	(1,212,596)	(738,840)	(882,476)	(1,180,713)
Shares outstanding, end of period	9,014,132	8,004,942	6,408,926	5,639,656
CLASS N
Shares outstanding, beginning of period	1,704,809	12,556	22,961	6,419
Shares sold	1,067,474	1,730,261	407,040	73,524
Shares issued on reinvestment of distributions	28,326	187	279	195
Shares redeemed	(344,652)	(38,195)	(11,896)	(57,177)
Shares outstanding, end of period	2,455,957	1,704,809	418,384	22,961
CLASS R6
Shares outstanding, beginning of period	1,213,597	8,096	21,705	9,146
Shares sold	407,952	1,521,529	—	18,922
Shares issued on reinvestment of distributions	19,363	179	401	330
Shares redeemed	(129,152)	(316,207)	—	(6,693)
Shares outstanding, end of period	1,511,760	1,213,597	22,106	21,705

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$839,703	$2,971,159	$2,516,550	$10,940,097
Net realized gain (loss)	2,669,916	29,215,885	942,881	42,272,061
Net change in unrealized appreciation (depreciation)	8,338,291	(7,560,125)	23,967,010	(8,355,868)
Net increase (decrease) in net assets resulting from operations	11,847,910	24,626,919	27,426,441	44,856,290

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(653,994)	(506,575)	(10,863,361)	(6,541,592)
Class N	(28,840)	(6,423)	(974,412)	(614,398)
Class R6	(2,583,720)	(1,217,400)	(467,204)	(656,409)
Class Y	—	(3,414,898)	—	(8,051,362)
Total	(3,266,554)	(5,145,296)	(12,304,977)	(15,863,761)
Net realized gain:
Class I	(2,182,402)	(1,816,068)	(4,934,344)	(3,956,397)
Class N	(106,171)	(43,077)	(484,430)	(441,881)
Class R6	(7,739,962)	(4,517,439)	(204,168)	(382,785)
Class Y	—	(11,253,865)	—	(4,100,460)
Total	(10,028,535)	(17,630,449)	(5,622,942)	(8,881,523)
Total distributions	(13,295,089)	(22,775,745)	(17,927,919)	(24,745,284)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	6,974,117	2,993,256	41,391,744	128,184,249
Reinvestment of distributions	2,835,116	2,322,643	14,138,963	9,424,064
Cost of shares redeemed	(6,888,302)	(7,758,323)	(81,453,469)	(108,490,777)
Net increase (decrease) from capital transactions	2,920,931	(2,442,424)	(25,922,762)	29,117,536
CLASS N
Proceeds from shares sold	394,640	978,266	6,400,941	6,615,072
Reinvestment of distributions	135,011	49,060	1,335,280	981,695
Cost of shares redeemed	(554,873)	(192,346)	(6,469,521)	(8,603,919)
Net increase (decrease) from capital transactions	(25,222)	834,980	1,266,700	(1,007,152)
CLASS R6
Proceeds from shares sold	2,884,733	11,086,258	21,534,994	13,218,194
Reinvestment of distributions	10,323,682	5,734,839	671,372	1,039,194
Cost of shares redeemed	(25,000)	(111,189)	(736,711)	(724,458)
Cost of shares redeemed on in kind (See Note 15)	—	—	—	(32,220,986)
Net increase (decrease) from capital transactions	13,183,415	16,709,908	21,469,655	(18,688,056)
CLASS Y (a)
Reinvestment of distributions	—	14,668,763	—	12,151,822
Cost of shares redeemed	—	(122,861,157)	—	(1,143)
Cost of shares redeemed on in kind (See Note 15)	—	(99,731,073)	—	(358,280,995)
Redemption fees	—	122,861	—	—
Net increase (decrease) from capital transactions	—	(207,800,606)	—	(346,130,316)
Net increase (decrease) in net assets resulting from capital transactions	16,079,124	(192,698,142)	(3,186,407)	(336,707,988)
Total increase (decrease) in net assets	14,631,945	(190,846,968)	6,312,115	(316,596,982)

NET ASSETS:
Beginning of period	141,298,190	332,145,158	422,214,068	738,811,050
End of period	$155,930,135	$141,298,190	$428,526,183	$422,214,068

Undistributed accumulated net investment income (loss)	$101,261	$2,528,112	$570,299	$10,358,726

The accompanying notes are an integral part of these financial statements.	(continued on p. 187)

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	4,067,125	4,380,799	36,446,082	33,377,117
Shares sold	895,991	391,296	4,128,339	13,308,235
Shares issued on reinvestment of distributions	376,010	302,087	1,482,072	985,781
Shares redeemed	(861,496)	(1,007,057)	(8,120,788)	(11,225,051)
Shares outstanding, end of period	4,477,630	4,067,125	33,935,705	36,446,082
CLASS N
Shares outstanding, beginning of period	212,001	98,923	3,604,797	3,703,495
Shares sold	50,380	131,671	622,118	673,280
Shares issued on reinvestment of distributions	17,978	6,405	137,092	100,790
Shares redeemed	(70,328)	(24,998)	(629,728)	(872,768)
Shares outstanding, end of period	210,031	212,001	3,734,279	3,604,797
CLASS R6
Shares outstanding, beginning of period	13,023,243	10,836,304	1,335,884	3,212,966
Shares sold	357,915	1,460,127	1,991,766	1,283,890
Shares issued on reinvestment of distributions	1,360,169	741,067	66,341	102,687
Shares redeemed	(3,086)	(14,255)	(69,756)	(70,839)
Shares redeemed in kind (See Note 15)	—	—	—	(3,192,820)
Shares outstanding, end of period	14,738,241	13,023,243	3,324,235	1,335,884
CLASS Y (a)
Shares outstanding, beginning of period	—	26,995,455	—	34,301,988
Shares issued on reinvestment of distributions	—	1,895,655	—	1,201,960
Shares redeemed	—	(15,768,729)	—	—
Shares redeemed in kind (See Note 15)	—	(13,122,381)	—	(35,503,948)
Shares outstanding, end of period	—	—	—	—

(a)	Class Y closed on April 1, 2016 and May 9, 2016 for AQR International Equity Fund and AQR Global Equity Fund, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Changes in Net Assets	March 31, 2017

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE PERIOD 12/14/16*- 3/31/17 (Unaudited)	FOR THE PERIOD 12/14/16*- 3/31/17 (Unaudited)	FOR THE PERIOD 12/14/16*- 3/31/17 (Unaudited)	FOR THE PERIOD 12/14/16*- 3/31/17 (Unaudited)
OPERATIONS:
Net investment income (loss)	$14,070	$1,660	$26,754	$18,457
Net realized gain (loss)	5,809	(3,700)	20,776	3,542
Net change in unrealized appreciation (depreciation)	101,329	(64,632)	365,949	442,521
Net increase (decrease) in net assets resulting from operations	121,208	(66,672)	413,479	464,520

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	1,206,232	1,126,578	1,957,370	1,815,538
Net increase (decrease) from capital transactions	1,206,232	1,126,578	1,957,370	1,815,538

CLASS N
Proceeds from shares sold	1,165,796	652,860	858,816	1,233,733
Net increase (decrease) from capital transactions	1,165,796	652,860	858,816	1,233,733
CLASS R6
Proceeds from shares sold	1,655,717	1,192,979	2,000,000	2,500,000
Net increase (decrease) from capital transactions	1,655,717	1,192,979	2,000,000	2,500,000
Net increase (decrease) in net assets resulting from capital transactions	4,027,745	2,972,417	4,816,186	5,549,271
Total increase (decrease) in net assets	4,148,953	2,905,745	5,229,665	6,013,791

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$4,148,953	$2,905,745	$5,229,665	$6,013,791

Undistributed accumulated net investment income (loss)	$14,070	$1,660	$26,754	$18,457

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	—	—	—	—
Shares sold	120,227	112,967	189,186	173,292
Shares outstanding, end of period	120,227	112,967	189,186	173,292
CLASS N
Shares outstanding, beginning of period	—	—	—	—
Shares sold	116,602	65,305	84,005	117,691
Shares outstanding, end of period	116,602	65,305	84,005	117,691
CLASS R6
Shares outstanding, beginning of period	—	—	—	—
Shares sold	165,637	119,298	200,000	250,000
Shares outstanding, end of period	165,637	119,298	200,000	250,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Statements of Cash Flows	March 31, 2017 (Unaudited)

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase(decrease) in net assets resulting from operations	$121,208	$(66,672)	$413,479
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used) in operating activities:
Payments to purchase securities	(4,993,282)	(3,862,547)	(6,300,809)
Payments to cover short securities	(80,198)	(102,829)	(144,151)
Proceeds from securities sold short	1,200,856	927,259	1,599,125
Proceeds from sale of securities	107,621	229,743	116,320
(Purchases) sales of short-term investments,net	(339,747)	(171,545)	(129,058)
Realized (gain) loss on investments in securities	(17,781)	8,063	(20,926)
Realized (gain) loss on securities sold short	11,972	(4,363)	9,772
Change in unrealized (appreciation) depreciation on investments in securities	(130,483)	44,763	(447,539)
Change in unrealized (appreciation) depreciation on securities sold short	29,154	19,869	81,575
(Increases) decreases in operating assets:
Receivable for securities sold	—	—	(5,872)
Foreign tax reclaim	—	—	(1,091)
Dividends and interest	(6,391)	(2,309)	(27,587)
Due from Investment Adviser	(11,906)	(11,841)	(11,782)
Prepaid expenses	(7,473)	(5,156)	(5,623)
Increases (decreases) in operating liabilities
Payable for securities purchased	59,831	2,183	40,984
Accrued distribution fees—Class N	244	135	190
Accrued Trustees fees	25	24	23
Dividends and Interest payable on securities sold short	112	104	4,445
Other accrued expenses and liabilities	29,388	27,627	32,445
Net cash provided by (used in) operating activities	$(4,026,850)	$(2,967,492)	$(4,796,080)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	4,027,745	2,972,417	4,816,186
Net cash provided by (used in) financing activities	$4,027,745	$2,972,417	$4,816,186
Net change in cash and cash denominated in foreign currencies	895	4,925	20,106
Cash, beginning of period	—	—	—
Cash, end of period	$895	$4,925	$20,106

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $683, $1,082 and $1,240, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income		Distributions from Net Realized Gains		Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$14.00	0.11		1.49		1.60	(0.19)		—		(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.19		0.68		0.87	(0.12)		(0.00)	[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)		0.01	(0.06)		(0.06)		(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21		2.36	(0.04)		(0.05)		(0.09)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.06	[9]	1.03		1.09	—		—		—
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$13.94	0.09		1.48		1.57	(0.15)		—		(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.16		0.68		0.84	(0.09)		(0.00)	[7]	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)		(0.03)	(0.05)		(0.06)		(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21		2.32	(0.03)		(0.05)		(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.04	[9]	1.05		1.09	—		—		—
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$14.00	0.12		1.49		1.61	(0.21)		—		(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.21		0.68		0.89	(0.14)		(0.00)	[7]	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)		0.01	(0.06)		(0.06)		(0.12)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.32	0.04		0.00	[7]	0.04	—		—		—
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$13.96	0.06	[21]	1.60		1.66	(0.14)		(0.24)		(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.30	0.13		1.56		1.69	(0.03)		(0.00)	[7]	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[13]	0.02	[14]	0.14	(0.03)		(0.15)		(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[15]	0.57		0.62	(0.04)		(0.12)		(0.16)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.03	[9]	1.85		1.88	—		—		—
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$13.90	0.04	[21]	1.58		1.62	(0.10)		(0.24)		(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.25	0.10		1.55		1.65	(0.00)	[7]	(0.00)	[7]	(0.00)	[7]
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[13]	0.01	[14]	0.10	(0.00)	[7]	(0.15)		(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[15]	0.56		0.57	(0.02)		(0.12)		(0.14)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.01	[9]	1.86		1.87	—		—		—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$13.98	0.07	[21]	1.59		1.66	(0.15)		(0.24)		(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.31	0.16		1.55		1.71	(0.04)		(0.00)	[7]	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[13]	0.00	[7,14]	0.15	(0.04)		(0.15)		(0.19)
FOR THE PERIOD 7/10/14[12]—9/30/14	$12.95	0.01	[15]	(0.61)	[14]	(0.60)	—		—		—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.23	0.07		0.61		0.68	(0.26)		—		(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.21	0.26		(0.09)		0.17	(0.15)		—		(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[13]	(1.26)		(0.99)	(0.19)		(0.08)		(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01	[14]	0.29	(0.10)		—		(0.10)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.13	[9]	1.15		1.28	—		—		—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.20	0.06		0.61		0.67	(0.24)		—		(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.23		(0.10)		0.13	(0.13)		—		(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[13]	(1.25)		(1.01)	(0.15)		(0.08)		(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01	[14]	0.25	(0.08)		—		(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.15	[9]	1.12		1.27	—		—		—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.22	0.08		0.61		0.69	(0.27)		—		(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.25		(0.07)		0.18	(0.16)		—		(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[13]	(1.28)		(0.98)	(0.21)		(0.08)		(0.29)
FOR THE PERIOD 7/10/14[12]—9/30/14	$11.94	0.13		(0.60)		(0.47)	—		—		—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$15.41	11.45%	$408,006	0.45%	0.44%	0.44%	1.50%	28%
$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%
$13.25	0.03%	$490,709	0.54%	0.49%	0.49%	1.17%	59%
$13.36	21.39%	$166,058	0.71%	0.54%	0.54%	1.17%	277%
$11.09	10.90%	$18,811	1.80%[10,11]	0.54%	0.54%	1.09%[9]	223%

$15.36	11.32%	$61,591	0.71%	0.70%	0.70%	1.23%	28%
$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%
$13.19	(0.25)%	$59,733	0.79%	0.74%	0.74%	0.93%	59%
$13.33	21.05%	$10,328	1.14%	0.79%	0.79%	0.90%	277%
$11.09	10.90%	$1,403	4.30%[10,11]	0.79%	0.79%	0.72%[9]	223%

$15.40	11.54%	$1,150,947	0.36%	0.35%	0.35%	1.57%	28%
$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%
$13.25	0.07%	$563,785	0.42%	0.36%	0.36%	1.28%	59%
$13.36	0.30%	$42,256	0.61%	0.44%	0.44%	1.23%	277%

$15.24	11.88%	$48,678	0.69%	0.65%	0.65%	0.84%[21]	26%
$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%
$12.30	1.02%	$26,634	1.17%	0.68%	0.68%	0.88%[13]	228%
$12.34	5.13%	$8,233	2.58%	0.75%	0.75%	0.37%[15]	189%
$11.88	18.80%	$2,184	5.84%[10]	0.75%	0.75%	0.45%[9]	70%

$15.18	11.68%	$11,067	0.93%	0.90%	0.90%	0.59%[21]	26%
$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%
$12.25	0.72%	$5,681	1.40%	0.93%	0.93%	0.65%[13]	228%
$12.30	4.78%	$1,284	3.27%	1.00%	1.00%	0.11%[15]	189%
$11.87	18.70%	$1,381	6.40%[10]	1.00%	1.00%	0.17%[9]	70%

$15.25	11.86%	$679,639	0.58%	0.55%	0.55%	0.94%[21]	26%
$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%
$12.31	1.06%	$9,494	0.96%	0.55%	0.55%	1.17%[13]	228%
$12.35	(4.63)%	$95	2.34%	0.65%	0.65%	0.45%[15]	189%

$10.65	6.86%	$67,939	0.66%	0.60%[19]	0.60%[19]	1.48%[20]	20%
$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%
$10.21	(8.78)%	$40,047	0.82%	0.64%	0.64%	2.45%[13]	236%
$11.47	2.53%	$26,729	1.38%	0.70%	0.70%	2.36%	204%
$11.28	12.80%	$15,810	2.16%[10]	0.70%	0.70%	2.25%[9]	218%

$10.63	6.73%	$7,984	0.91%	0.85%[19]	0.85%[19]	1.18%[20]	20%
$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%
$10.20	(8.92)%	$4,142	1.06%	0.88%	0.88%	2.19%[13]	236%
$11.44	2.19%	$2,756	1.85%	0.95%	0.95%	2.02%	204%
$11.27	12.70%	$2,154	4.10%[10]	0.95%	0.95%	2.65%[9]	218%

$10.64	6.97%	$346,608	0.56%	0.50%[19]	0.50%[19]	1.64%[20]	20%
$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%
$10.20	(8.68)%	$241,780	0.66%	0.51%	0.51%	2.70%[13]	236%
$11.47	(3.94)%	$26,412	1.34%	0.60%	0.60%	5.13%	204%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
AQR EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.95	0.03		0.50		0.53	(0.17)	—		(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.19	0.15		0.81		0.96	(0.20)	—		(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)		(1.70)	(0.07)	—		(0.07)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.18)		(0.04)	—	—		—
AQR EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.93	0.02		0.50		0.52	(0.15)	—		(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.17	0.13		0.81		0.94	(0.18)	—		(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)		(1.72)	(0.06)	—		(0.06)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.19)		(0.05)	—	—		—
AQR EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.97	0.04		0.49		0.53	(0.18)	—		(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.20	0.16		0.81		0.97	(0.20)	—		(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)		(1.69)	(0.07)	—		(0.07)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.47	0.05		(0.56)		(0.51)	—	—		—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.00	0.08		1.07		1.15	(0.12)	(0.00)	[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.15		0.49		0.64	(0.05)	(0.01)		(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)		(0.58)	—	—		—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.97	0.07		1.07		1.14	(0.10)	(0.00)	[7]	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.13		0.48		0.61	(0.03)	(0.01)		(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.66)		(0.60)	—	—		—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.01	0.09		1.06		1.15	(0.13)	(0.00)	[7]	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.16		0.49		0.65	(0.05)	(0.01)		(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)		(0.58)	—	—		—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.31	0.05	[21]	1.07		1.12	(0.11)	—		(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.21	0.12	[16]	1.04		1.16	(0.06)	—		(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.05		(0.84)		(0.79)	—	—		—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.28	0.03	[21]	1.07		1.10	(0.09)	—		(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.20	0.10	[16]	1.03		1.13	(0.05)	—		(0.05)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.04		(0.84)		(0.80)	—	—		—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.32	0.06	[21]	1.08		1.14	(0.12)	—		(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.22	0.12	[16]	1.04		1.16	(0.06)	—		(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.84)		(0.78)	—	—		—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.44	0.07		0.62		0.69	(0.19)	—		(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.24		(0.08)	[14]	0.16	(0.12)	—		(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.78)		(0.60)	—	—		—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.42	0.06		0.62		0.68	(0.18)	—		(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.39	0.22		(0.08)	[14]	0.14	(0.11)	—		(0.11)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.15		(0.76)		(0.61)	—	—		—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.45	0.08		0.62		0.70	(0.20)	—		(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.41	0.25		(0.09)	[14]	0.16	(0.12)	—		(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.77)		(0.59)	—	—		—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.31	6.20%	$79,978	0.89%	0.75%	0.75%	0.70%	27%
$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%
$8.19	(17.14)%	$48,992	1.39%	0.79%	0.79%	2.79%	317%
$9.96	(0.40)%	$11,572	3.30%[10,11]	0.85%	0.85%	3.49%	154%

$9.30	6.08%	$7,087	1.14%	1.00%	1.00%	0.45%	27%
$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%
$8.17	(17.34)%	$4,494	1.61%	1.04%	1.04%	2.98%	317%
$9.95	(0.50)%	$2,388	3.55%[10,11]	1.10%	1.10%	3.49%	154%

$9.32	6.18%	$198,541	0.79%	0.65%	0.65%	0.80%	27%
$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%
$8.20	(17.06)%	$135,503	0.89%	0.65%	0.65%	4.66%	317%
$9.96	(4.87)%	$95	2.73%[10,11]	0.75%	0.75%	2.09%	154%

$11.03	11.60%	$53,554	0.54%	0.45%	0.45%	1.52%	39%
$10.00	6.82%	$39,964	0.59%[10]	0.43%	0.43%	1.57%	173%
$9.42	(5.80)%	$2,087	1.66%[10]	0.46%	0.46%	1.20%	207%

$11.01	11.50%	$1,759	0.79%	0.70%	0.70%	1.26%	39%
$9.97	6.48%	$2,165	0.84%[10]	0.69%	0.69%	1.34%	173%
$9.40	(6.00)%	$135	2.48%[10]	0.70%	0.70%	0.99%	207%

$11.03	11.55%	$131,198	0.44%	0.35%	0.35%	1.63%	39%
$10.01	6.95%	$98,092	0.53%[10]	0.35%	0.35%	1.63%	173%
$9.42	(5.80)%	$26,703	1.41%[10]	0.36%	0.36%	1.33%	207%

$11.32	10.84%	$18,456	1.27%	0.65%	0.65%	0.91%[21]	45%
$10.31	12.64%	$13,792	1.90%[10]	0.64%	0.64%	1.27%[16]	179%
$9.21	(7.90)%	$1,702	5.66%[10]	0.65%	0.65%	0.77%	98%

$11.29	10.68%	$5,301	1.52%	0.90%	0.90%	0.55%[21]	45%
$10.28	12.34%	$2,970	2.03%[10]	0.88%	0.88%	1.05%[16]	179%
$9.20	(8.00)%	$128	6.53%[10]	0.92%	0.92%	0.59%	98%

$11.34	11.00%	$2,190	1.18%	0.55%	0.55%	1.01%[21]	45%
$10.32	12.63%	$1,973	2.29%[10]	0.55%	0.55%	1.26%[16]	179%
$9.22	(7.80)%	$1,660	6.28%[10]	0.57%	0.57%	0.96%	98%

$9.94	7.52%	$22,763	0.73%	0.60%	0.60%	1.55%	18%
$9.44	1.68%	$20,094	0.81%[10]	0.59%	0.58%	2.58%	135%
$9.40	(6.00)%	$3,213	1.42%[10]	0.61%	0.61%	2.85%	172%

$9.92	7.40%	$1,678	0.98%	0.85%	0.85%	1.26%	18%
$9.42	1.43%	$1,592	1.07%[10]	0.82%	0.82%	2.41%	135%
$9.39	(6.10)%	$143	2.65%[10]	0.81%	0.81%	2.28%	172%

$9.95	7.59%	$132,133	0.63%	0.50%	0.50%	1.65%	18%
$9.45	1.71%	$116,641	0.72%[10]	0.50%	0.50%	2.73%	135%
$9.41	(5.90)%	$41,373	1.22%[10]	0.51%	0.51%	2.81%	172%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.27	0.03		0.53		0.56	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.31	0.17		0.82		0.99	(0.03)	—	(0.03)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.21		(1.90)		(1.69)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.28	0.02		0.52		0.54	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.17		0.81		0.98	—	—	—
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.19		(1.89)		(1.70)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.28	0.04		0.52		0.56	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.32	0.18		0.82		1.00	(0.04)	—	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.22		(1.90)		(1.68)	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$20.44	0.15		1.13		1.28	(0.32)	(1.24)	(1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.96	0.27		1.87		2.14	(0.21)	(1.45)	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)		0.13	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12		3.24	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.06	0.12	[9]	3.47		3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.26	[17]	2.16		2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.40	0.15		(0.54)		(0.39)	(0.09)	(0.03)	(0.12)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$20.42	0.12		1.12		1.24	(0.26)	(1.24)	(1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.92	0.21		1.88		2.09	(0.14)	(1.45)	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)		0.07	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13		3.19	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.05	0.09	[9]	3.47		3.56	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.02	0.01	[17]	0.02		0.03	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$20.41	0.15		1.14		1.29	(0.34)	(1.24)	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.94	0.29		1.86		2.15	(0.23)	(1.45)	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)		0.15	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$21.90	0.04		(0.05)	[14]	(0.01)	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$20.80	0.07		1.92		1.99	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.10	0.15		1.79		1.94	(0.16)	(0.08)	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[13]	0.26	[14]	0.41	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[7,15]	0.73		0.73	(0.06)	(1.35)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.09	[9]	5.25		5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.22	[17]	2.50		2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.39	0.04		(0.42)		(0.38)	(0.02)	(0.10)	(0.12)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$20.68	0.04		1.92		1.96	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$18.99	0.09		1.78		1.87	(0.10)	(0.08)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[13]	0.26	[14]	0.35	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)	[15]	0.73		0.67	(0.05)	(1.35)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.03	[9]	5.27		5.30	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.09	0.02	[17]	0.32		0.34	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$20.77	0.08		1.92		2.00	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.09	0.13		1.81		1.94	(0.18)	(0.08)	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[13]	0.29	[14]	0.42	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[12]—9/30/14	$22.08	0.01	[15]	(0.99)	[14]	(0.98)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.62	6.40%	$14,278	0.88%	0.74%	0.74%	0.70%	26%
$9.27	12.02%	$12,711	0.94%[10]	0.72%	0.72%	2.00%	181%
$8.31	(16.90)%	$2,986	2.66%[10]	0.77%	0.77%	3.46%	173%

$9.62	6.09%	$2,336	1.14%	1.00%	1.00%	0.45%	26%
$9.28	11.81%	$2,163	1.20%[10]	0.95%	0.95%	2.01%	181%
$8.30	(17.00)%	$881	3.06%[10]	1.03%	1.03%	3.08%	173%

$9.62	6.35%	$293,062	0.79%	0.65%	0.65%	0.79%	26%
$9.28	12.05%	$272,799	0.87%[10]	0.65%	0.65%	2.09%	181%
$8.32	(16.80)%	$15,381	2.46%[10]	0.67%	0.67%	3.66%	173%

$20.16	6.64%	$814,484	0.41%	0.40%	0.40%	1.46%	54%
$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%
$19.96	0.18%	$874,115	0.50%	0.45%	0.45%	1.06%	90%
$21.89	16.86%	$953,235	0.55%	0.49%	0.49%	0.55%	83%
$19.65	22.35%	$719,389	0.55%[10]	0.49%	0.49%	0.88%[9]	62%
$16.06	17.49%	$490,442	0.58%	0.50%	0.49%	1.69%[17]	68%
$13.89	(2.68)%	$302,755	0.67%	0.50%	0.49%	1.07%	162%

$20.16	6.46%	$56,385	0.66%	0.65%	0.65%	1.21%	54%
$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%
$19.92	(0.10)%	$68,535	0.77%	0.70%	0.70%	0.81%	90%
$21.85	16.59%	$79,272	0.83%	0.74%	0.74%	0.30%	83%
$19.61	22.18%	$70,265	0.83%[10]	0.74%	0.74%	0.64%[9]	62%
$16.05	0.19%	$58,422	0.82%	0.75%	0.74%	1.19%[17]	68%

$20.12	6.71%	$63,133	0.31%	0.30%	0.30%	1.56%	54%
$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%
$19.94	0.28%	$62,973	0.36%	0.31%	0.31%	1.09%	90%
$21.89	(0.05)%	$131	0.48%	0.39%	0.39%	0.75%	83%

$22.62	9.59%	$333,866	0.64%	0.60%	0.60%	0.62%	45%
$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%
$19.10	1.17%	$316,232	0.68%	0.63%	0.62%	0.69%[13]	86%
$21.09	3.07%	$301,173	0.68%	0.65%	0.65%	0.01%[15]	83%
$21.77	32.50%	$242,675	0.68%[10,11]	0.65%	0.65%	0.60%[9]	49%
$16.43	19.62%	$145,770	0.72%	0.66%	0.65%	1.44%[17]	73%
$13.89	(2.62)%	$100,534	0.85%	0.66%	0.65%	0.26%	121%

$22.64	9.48%	$1,599	0.87%	0.84%	0.83%	0.39%	45%
$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%
$18.99	0.89%	$8,195	0.94%	0.88%	0.87%	0.43%[13]	86%
$21.00	2.83%	$7,189	1.04%	0.90%	0.90%	(0.26)%[15]	83%
$21.73	32.26%	$1,668	4.82%[10,11]	0.90%	0.90%	0.18%[9]	49%
$16.43	2.11%	$10	135.33%[18]	0.90%	0.90%	3.36%[17]	73%

$22.58	9.66%	$9,933	0.54%	0.50%	0.50%	0.72%	45%
$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%
$19.09	1.25%	$77,416	0.59%	0.50%	0.50%	0.62%[13]	86%
$21.10	(4.44)%	$96	0.63%	0.55%	0.55%	0.13%[15]	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$13.86	0.13		0.09		0.22	(0.32)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.24	0.25		0.59		0.84	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)		(1.23)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[15]	(0.36)		(0.09)	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.09	0.22	[9]	1.98		2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$11.37	0.29		1.74		2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$13.62	0.29		(2.26)		(1.97)	(0.28)	—	(0.28)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$13.82	0.11		0.10		0.21	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.21		0.60		0.81	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)		(1.26)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[15]	(0.35)		(0.13)	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.08	0.25	[9]	1.92		2.17	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$12.95	—		0.13		0.13	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$13.85	0.14		0.09		0.23	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.23	0.27		0.59		0.86	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)		(1.20)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.54	0.05	[15]	(0.65)		(0.60)	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.75	0.03		0.38		0.41	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.29	0.10		0.59		0.69	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.20		(1.84)		(1.64)	(0.09)	—	(0.09)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.07)		0.02	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.74	0.02		0.38		0.40	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.27	0.09		0.59		0.68	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.01	0.16		(1.82)		(1.66)	(0.08)	—	(0.08)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.08)		0.01	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.76	0.04		0.37		0.41	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.14		0.56		0.70	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.19		(1.81)		(1.62)	(0.10)	—	(0.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.63	0.05		(0.66)	[14]	(0.61)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.76	1.80%	$295,517	0.66%	0.55%[19]	0.55%[19]	1.96%[20]	47%
$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%
$13.24	(8.40)%	$257,299	0.68%	0.60%	0.60%	1.95%	112%
$14.95	(0.64)%	$279,838	0.71%	0.65%	0.65%	1.73%[15]	98%
$15.29	16.81%	$219,002	0.73%[10]	0.65%	0.65%	2.09%[9]	76%
$13.09	17.92%	$127,673	0.80%	0.66%	0.65%	2.41%	116%
$11.37	(14.42)%	$77,225	0.97%	0.66%	0.65%	2.23%	203%

$13.74	1.65%	$30,271	0.91%	0.80%[19]	0.80%[19]	1.69%[20]	47%
$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%
$13.19	(8.62)%	$35,343	0.94%	0.85%	0.85%	1.71%	112%
$14.89	(0.91)%	$40,054	1.00%	0.90%	0.90%	1.42%[15]	98%
$15.25	16.59%	$41,503	1.03%[10]	0.90%	0.90%	2.28%[9]	76%
$13.08	1.00%	$11	132.42%[18]	0.90%	0.90%	0.25%	116%

$13.74	1.83%	$38,137	0.56%	0.45%[19]	0.45%[19]	2.06%[20]	47%
$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%
$13.23	(8.24)%	$31,058	0.55%	0.46%	0.46%	2.31%	112%
$14.94	(3.86)%	$96	0.64%	0.55%	0.55%	1.38%[15]	98%

$9.03	4.89%	$9,137	2.63%	0.67%	0.67%	0.75%	69%
$8.75	8.53%	$8,784	2.75%	0.65%	0.65%	1.26%	155%
$8.29	(16.45)%	$6,612	2.92%	0.75%	0.75%	2.06%	159%
$10.02	0.20%	$6,260	4.03%[10,11]	0.80%	0.80%	2.27%	72%

$9.04	4.76%	$1,136	2.87%	0.90%	0.90%	0.52%	69%
$8.74	8.38%	$1,105	2.95%	0.89%	0.89%	1.10%	155%
$8.27	(16.72)%	$1,132	3.17%	1.00%	1.00%	1.68%	159%
$10.01	0.10%	$1,034	4.18%[10,11]	1.05%	1.05%	2.13%	72%

$9.04	4.94%	$1,244	2.56%	0.60%	0.60%	0.85%	69%
$8.76	8.63%	$938	2.69%	0.60%	0.60%	1.69%	155%
$8.30	(16.34)%	$80	3.02%	0.66%	0.66%	1.93%	159%
$10.02	(5.74)%	$94	3.73%[10,11]	0.70%	0.70%	2.01%	72%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]						Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations		Distributions from Net Investment Income		Distributions from Net Realized Gains	Total Distributions
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$16.97	0.12		1.00		1.12		(0.25)		—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.23	[16]	1.35		1.58		(0.15)		—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)		(0.01)		(0.08)		(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36		2.45		(0.04)		(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.09	[9]	2.38		2.47		—		—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[17]	1.17		1.36		(0.14)		(0.09)	(0.23)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$16.92	0.10		1.00		1.10		(0.22)		—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.50	0.20	[16]	1.36		1.56		(0.14)		—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)		(0.05)		(0.04)		(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37		2.41		(0.01)		(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.07	[9]	2.37		2.44		—		—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.12	0.01	[17]	0.00	[7]	0.01		—		—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$16.95	0.12		1.01		1.13		(0.27)		—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.24	[16]	1.36		1.60		(0.19)		—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)		0.00	[7]	(0.09)		(0.27)	(0.36)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.78	0.03		0.09		0.12		—		—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$15.86	0.05		1.70		1.75		(0.12)		—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.51	0.12		1.33		1.45		(0.10)		—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[13]	0.23	[14]	0.34		(0.01)		(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15		0.16		(0.04)		(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.05	[9]	3.65		3.70		—		—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[17]	1.11		1.30		(0.15)		—	(0.15)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$15.79	0.04		1.67		1.71		(0.09)		—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.44	0.10		1.33		1.43		(0.08)		—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[13]	0.24	[14]	0.31		—		(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14		0.11		(0.00)	[7]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.03	[9]	3.63		3.66		—		—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$10.91	0.02	[17]	0.22		0.24		—		—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$15.86	0.06		1.68		1.74		(0.13)		—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.50	0.14		1.34		1.48		(0.12)		—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[13]	0.24	[14]	0.36		(0.04)		(0.54)	(0.58)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.45	0.01		(0.74)	[14]	(0.73)		—		—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$17.84	6.65%	$75,055	0.49%	0.40%	0.40%	1.35%	40%
$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[16]	49%
$15.54	(0.16)%	$56,141	0.65%	0.48%	0.48%	1.08%	62%
$15.90	18.15%	$101,336	0.69%	0.54%	0.54%	0.57%	153%
$13.60	22.19%	$21,709	1.41%[10,11]	0.54%	0.54%	1.00%[9]	178%
$11.13	13.67%	$6,041	4.57%	0.55%	0.54%	1.89%[17]	93%

$17.80	6.55%	$175	0.69%	0.61%	0.61%	1.15%	40%
$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[16]	49%
$15.50	(0.39)%	$147	0.75%	0.64%	0.64%	0.89%	62%
$15.86	17.81%	$137	1.60%	0.79%	0.79%	0.30%	153%
$13.57	21.92%	$115	4.11%[10,11]	0.79%	0.79%	0.71%[9]	178%
$11.13	0.09%	$10	15.32%[18]	0.79%	0.79%	2.41%[17]	93%

$17.81	6.71%	$80,527	0.39%	0.30%	0.30%	1.46%	40%
$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[16]	49%
$15.54	(0.09)%	$70,197	0.43%	0.31%	0.31%	1.15%	62%
$15.90	0.76%	$101	0.67%	0.44%	0.44%	0.77%	153%

$17.49	11.05%	$40,342	0.96%	0.60%	0.60%	0.62%	31%
$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%
$14.51	2.13%	$19,992	1.34%	0.64%	0.64%	0.68%[13]	111%
$14.72	0.98%	$14,690	1.61%	0.70%	0.70%	0.04%	154%
$14.85	33.18%	$6,764	2.67%[10,11]	0.70%	0.70%	0.49%[9]	81%
$11.15	13.01%	$3,435	5.77%	0.71%	0.70%	1.91%[17]	93%

$17.41	10.86%	$156	1.17%	0.81%	0.81%	0.43%	31%
$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%
$14.44	1.90%	$127	1.49%	0.86%	0.86%	0.45%[13]	111%
$14.67	0.69%	$125	2.44%	0.95%	0.95%	(0.21)%	154%
$14.81	32.83%	$122	5.05%[10,11]	0.95%	0.95%	0.26%[9]	81%
$11.15	2.20%	$10	12.32%	0.95%	0.95%	4.19%[17]	93%

$17.47	11.01%	$184	0.86%	0.50%	0.50%	0.72%	31%
$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%
$14.50	2.23%	$97	1.24%	0.54%	0.54%	0.77%[13]	111%
$14.72	(4.72)%	$95	1.65%	0.60%	0.60%	0.22%	154%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$12.27	0.10		0.10		0.20	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.49		0.72	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)		(1.08)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[15]	(0.10)		0.13	(0.06)	(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.74		1.94	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.23		1.22		1.45	(0.19)	(0.02)	(0.21)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$12.22	0.09		0.09		0.18	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.68	0.19		0.51		0.70	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)		(1.09)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[15]	(0.08)		0.09	(0.02)	(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.71		1.91	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.14	—		0.10		0.10	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$12.24	0.11		0.09		0.20	(0.30)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.50		0.73	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)		(1.06)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.66	0.03	[15]	(0.60)		(0.57)	—	—	—
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$15.71	0.14		1.47		1.61	(0.23)	(0.09)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.27		1.70		1.97	(0.14)	(0.76)	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04		1.28	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79		1.99	(0.08)	(0.04)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.16	0.15		1.89		2.04	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.14	[17]	0.10		0.24	(0.07)	(0.01)	(0.08)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$15.68	0.12		1.46		1.58	(0.20)	(0.09)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.23		1.70		1.93	(0.13)	(0.76)	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05		1.25	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79		1.96	(0.07)	(0.04)	(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.18	0.13		1.88		2.01	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08	[17]	0.15		0.23	(0.04)	(0.01)	(0.05)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$15.69	0.15		1.46		1.61	(0.24)	(0.09)	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.62	0.29		1.69		1.98	(0.15)	(0.76)	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03		1.29	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[12]—9/30/14	$14.13	0.02		(0.08)	[14]	(0.06)	—	—	—
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$12.10	0.10		0.04		0.14	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.95	0.29		1.09		1.38	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)		(0.82)	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47		0.78	(0.17)	(0.12)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.67	0.23		0.98		1.21	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.67		0.77	(0.06)	(0.04)	(0.10)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$12.18	1.79%	$35,238	0.77%	0.55%[19]	0.55%[19]	1.77%[20]	35%
$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%
$11.70	(8.36)%	$23,699	0.94%	0.65%	0.65%	1.57%	147%
$13.09	0.97%	$81,624	0.91%	0.70%	0.70%	1.73%[15]	185%
$13.18	17.26%	$17,418	2.31%[10,11]	0.70%	0.70%	2.14%	154%
$11.24	14.46%	$5,739	5.28%	0.71%	0.70%	2.38%	131%

$12.13	1.66%	$154	0.97%	0.75%[19]	0.75%[19]	1.49%[20]	35%
$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%
$11.68	(8.51)%	$103	1.03%	0.79%	0.78%	1.69%	147%
$13.06	0.69%	$112	1.92%	0.95%	0.95%	1.26%[15]	185%
$13.15	16.99%	$111	5.00%[10,11]	0.95%	0.95%	2.19%	154%
$11.24	0.90%	$10	15.82%[18]	0.95%	0.95%	0.15%	131%

$12.14	1.83%	$48,667	0.67%	0.45%[19]	0.45%[19]	1.80%[20]	35%
$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%
$11.70	(8.25)%	$48,003	0.70%	0.46%	0.46%	2.40%	147%
$13.09	(4.17)%	$96	0.94%	0.60%	0.60%	1.13%[15]	185%

$17.00	10.34%	$614,458	0.42%	0.40%	0.40%	1.79%	9%
$15.71	14.00%	$519,984	0.42%	0.39%	0.39%	1.79%	8%
$14.64	9.13%	$158,468	0.55%	0.45%	0.45%	1.65%	24%
$14.07	16.44%	$224,826	0.62%	0.49%	0.49%	1.51%	16%
$12.20	20.08%	$155,660	0.93%[10]	0.52%	0.52%	1.69%	106%
$10.16	2.34%	$7,842	3.90%	0.75%	0.75%	2.90%[17]	141%

$16.97	10.14%	$218,683	0.67%	0.65%	0.65%	1.54%	9%
$15.68	13.70%	$226,020	0.68%	0.65%	0.65%	1.53%	8%
$14.64	8.97%	$30,629	0.81%	0.70%	0.70%	1.38%	24%
$14.04	16.16%	$28,843	0.92%	0.74%	0.74%	1.26%	16%
$12.19	19.74%	$20,736	1.48%[10]	0.77%	0.77%	1.44%	106%
$10.18	2.29%	$421	9.36%	1.00%	1.00%	1.70%[17]	141%

$16.97	10.36%	$149,798	0.32%	0.30%	0.30%	1.89%	9%
$15.69	14.13%	$127,311	0.33%	0.30%	0.30%	1.87%	8%
$14.62	9.23%	$109	0.45%	0.35%	0.34%	1.76%	24%
$14.07	(0.42)%	$100	0.54%	0.39%	0.39%	1.69%	16%

$12.07	1.23%	$108,757	0.69%	0.55%[19]	0.55%[19]	1.71%[20]	2%
$12.10	12.84%	$96,844	0.83%	0.54%	0.54%	2.51%	83%
$10.95	(6.89)%	$34,191	1.11%	0.60%	0.60%	2.40%	47%
$12.37	6.68%	$27,316	1.24%	0.65%	0.65%	2.53%	57%
$11.88	11.34%	$17,631	2.01%[10,11]	0.73%	0.73%	2.68%	115%
$10.67	7.69%	$5,366	5.00%	0.90%	0.90%	1.91%	81%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$12.40	0.09		0.03		0.12	(0.16)	—		(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.20	0.30		1.09		1.39	(0.19)	—		(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)		(0.87)	—	(0.28)		(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47		0.74	(0.15)	(0.12)		(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.69	0.20		0.99		1.19	—	—		—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.68		0.76	(0.03)	(0.04)		(0.07)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$12.09	0.11		0.02		0.13	(0.17)	—		(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.94	0.36		1.03		1.39	(0.24)	—		(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)		(0.81)	(0.34)	(0.28)		(0.62)
FOR THE PERIOD 9/02/14[12]—9/30/14	$13.02	0.03		(0.68)	[14]	(0.65)	—	—		—
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.80	0.04		(0.02)	[14]	0.02	(0.14)	—		(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.16		0.69		0.85	(0.26)	—		(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)		(2.07)	(0.18)	—		(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[15]	0.03	[14]	0.28	(0.09)	(0.00)	[7]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.92	0.20		(0.85)		(0.65)	—	—		—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.94		1.04	(0.09)	(0.03)		(0.12)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$9.00	0.05		(0.03)	[14]	0.02	(0.12)	—		(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.34	0.15		0.70		0.85	(0.19)	—		(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)		(2.11)	—	—		—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[15]	0.08	[14]	0.26	(0.07)	(0.00)	[7]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.93	0.16		(0.83)		(0.67)	—	—		—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.94		1.02	(0.06)	(0.03)		(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.77	0.04		(0.01)	[14]	0.03	(0.15)	—		(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.17		0.67		0.84	(0.28)	—		(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)		(2.06)	(0.19)	—		(0.19)
FOR THE PERIOD 9/02/14[12]—9/30/14	$11.15	0.03	[15]	(0.72)		(0.69)	—	—		—
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.12	0.04		0.59		0.63	(0.18)	(0.59)		(0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.80	0.10		0.76		0.86	(0.12)	(0.42)		(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[13]	(0.23)		(0.11)	(0.15)	(0.85)		(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[15]	1.13		1.28	(0.39)	(5.31)		(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.35	0.14		1.84		1.98	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.99	0.20		1.69		1.89	(0.29)	(0.24)		(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.21		(0.95)		(0.74)	(0.11)	(0.13)		(0.24)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.07	0.03		0.59		0.62	(0.16)	(0.59)		(0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.73	0.10		0.72		0.82	(0.06)	(0.42)		(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[13]	(0.23)		(0.13)	(0.14)	(0.85)		(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[15]	1.12		1.24	(0.35)	(5.31)		(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.32	0.11		1.84		1.95	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.97	0.16		1.70		1.86	(0.27)	(0.24)		(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.16		(0.94)		(0.78)	(0.09)	(0.13)		(0.22)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$8.18	0.05		0.60		0.65	(0.20)	(0.59)		(0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.85	0.12		0.75		0.87	(0.12)	(0.42)		(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[13]	(0.24)		(0.10)	(0.16)	(0.85)		(1.01)
FOR THE PERIOD 1/08/14[12]—9/30/14	$8.70	0.15	[15]	0.11		0.26	—	—		—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$12.36	1.03%	$30,362	0.94%	0.80%[19]	0.80%[19]	1.56%[20]	2%
$12.40	12.59%	$21,135	1.08%	0.79%	0.78%	2.51%	83%
$11.20	(7.15)%	$141	1.43%	0.86%	0.86%	1.94%	47%
$12.35	6.32%	$462	1.85%	0.90%	0.90%	2.18%	57%
$11.88	11.13%	$1,153	4.15%[10,11]	1.00%	1.00%	2.34%	115%
$10.69	7.62%	$850	6.96%	1.15%	1.15%	1.61%	81%

$12.05	1.22%	$18,219	0.59%	0.45%[19]	0.45%[19]	1.88%[20]	2%
$12.09	12.95%	$14,668	0.67%	0.45%	0.45%	3.06%	83%
$10.94	(6.78)%	$89	1.01%	0.50%	0.50%	2.45%	47%
$12.37	(4.99)%	$95	1.23%	0.55%	0.55%	3.49%	57%

$8.68	0.38%	$55,644	1.09%	0.70%	0.70%	0.85%	13%
$8.80	10.73%	$49,612	1.15%	0.68%	0.68%	1.90%	23%
$8.21	(20.07)%	$27,221	1.12%	0.76%	0.76%	1.92%	117%
$10.46	2.78%	$70,070	1.23%	0.85%	0.85%	2.35%[15]	124%
$10.27	(5.95)%	$29,471	2.08%[10]	0.96%	0.96%	2.55%	181%
$10.92	10.39%	$5,402	4.14%	1.15%	1.15%	1.92%	38%

$8.90	0.36%	$3,724	1.24%	0.89%	0.89%	1.12%	13%
$9.00	10.42%	$207	1.38%	0.91%	0.91%	1.79%	23%
$8.34	(20.19)%	$54	1.40%	1.03%	1.03%	1.22%	117%
$10.45	2.60%	$1,017	1.68%	1.10%	1.10%	1.73%[15]	124%
$10.26	(6.13)%	$2,594	3.50%[10]	1.25%	1.25%	2.06%	181%
$10.93	10.22%	$1,804	5.41%	1.40%	1.40%	1.67%	38%

$8.65	0.46%	$191	0.99%	0.60%	0.60%	0.94%	13%
$8.77	10.67%	$190	1.05%	0.60%	0.60%	2.06%	23%
$8.21	(19.96)%	$75	1.08%	0.66%	0.65%	2.16%	117%
$10.46	(6.19)%	$94	1.36%	0.70%	0.70%	4.04%[15]	124%

$7.98	8.35%	$35,752	0.94%	0.85%	0.85%	1.07%	39%
$8.12	11.33%	$33,013	0.96%	0.89%	0.89%	1.36%	78%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[13]	73%
$8.91	11.55%	$2,492	1.14%	0.91%	0.91%	1.62%[15]	90%
$13.33	17.44%	$1,263	2.27%[10,11]	0.95%	0.95%	1.46%	71%
$11.35	18.95%	$626	1.41%	0.95%	0.94%	1.83%	87%
$9.99	(6.68)%	$2,103	2.03%	0.96%	0.95%	1.90%	59%

$7.94	8.29%	$1,668	1.21%	1.12%	1.11%	0.77%	39%
$8.07	10.93%	$1,712	1.20%	1.13%	1.12%	1.28%	78%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[13]	73%
$8.85	11.17%	$1,128	1.60%	1.21%	1.21%	1.28%[15]	90%
$13.27	17.23%	$712	3.06%[10,11]	1.25%	1.25%	1.14%	71%
$11.32	18.67%	$518	1.87%	1.25%	1.24%	1.51%	87%
$9.97	(7.03)%	$2,019	3.22%	1.27%	1.26%	1.46%	59%

$8.04	8.56%	$118,510	0.79%	0.70%	0.70%	1.21%	39%
$8.18	11.33%	$106,573	0.77%	0.70%	0.70%	1.59%	78%
$7.85	(1.47)%	$85,017	0.71%	0.70%	0.70%	1.69%[13]	73%
$8.96	2.99%	$76,031	0.73%	0.70%	0.70%	2.23%[15]	90%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.17	0.07		0.58	0.65	(0.30)	(0.14)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.61	0.21		0.67	0.88	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21		(0.71)	(0.50)	(0.33)	(0.55)	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[15]	(0.09)	0.19	(0.22)	(0.86)	(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.24	0.17		1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.60	0.20		1.76	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.45	0.21		(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.35	0.06		0.60	0.66	(0.28)	(0.14)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.77	0.19		0.68	0.87	(0.17)	(0.12)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17		(0.70)	(0.53)	(0.30)	(0.55)	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[15]	(0.10)	0.15	(0.20)	(0.86)	(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.43	0.13		1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.76	0.19		1.76	1.95	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.61	0.20		(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	$10.77	0.11		0.60	0.71	(0.32)	(0.14)	(0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.16	0.16		0.77	0.93	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18		(0.68)	(0.50)	(0.35)	(0.55)	(0.90)
FOR THE PERIOD 1/08/14[12]—9/30/14	$12.08	0.34	[15]	(0.86)	(0.52)	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.04		0.27	0.31	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.04		0.26	0.30	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.04		0.27	0.31	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.01		(0.24)	(0.23)	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	(0.00)	[7]	(0.24)	(0.24)	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.01		(0.24)	(0.23)	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.08		0.97	1.05	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.06		0.98	1.04	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.06		0.99	1.05	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.04		1.08	1.12	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.03		1.08	1.11	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16[8]—3/31/17 (Unaudited)	$10.00	0.04		1.08	1.12	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.38	6.79%	$352,340	1.07%	0.93%[19]	0.93%[19]	1.20%[20]	39%
$10.17	9.34%	$370,530	0.97%	0.95%	0.95%	2.14%	62%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[15]	71%
$11.88	16.02%	$241,467	0.90%[10]	0.90%	0.90%	2.11%	59%
$10.24	22.87%	$196,971	0.91%	0.91%	0.90%	2.17%	74%
$8.60	(15.00)%	$138,229	0.94%	0.94%	0.93%	2.13%	60%

$10.59	6.68%	$39,550	1.29%	1.17%[19]	1.17%[19]	1.04%[20]	39%
$10.35	9.04%	$37,297	1.20%	1.18%	1.18%	1.89%	62%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[15]	71%
$12.06	15.63%	$32,011	1.29%[10]	1.29%	1.29%	1.52%	59%
$10.43	22.41%	$15,562	1.28%	1.28%	1.27%	2.00%	74%
$8.76	(15.27)%	$1,167	2.18%	1.35%	1.34%	1.96%	60%

$11.02	6.90%	$36,636	0.94%	0.83%[19]	0.83%[19]	1.92%[20]	39%
$10.77	9.40%	$14,387	0.77%	0.77%	0.77%	1.57%	62%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[15]	71%

$10.31	3.10%	$1,240	4.12%[10]	1.01%	0.80%	1.44%	84%

$10.30	3.00%	$1,201	4.37%[10]	1.26%	1.05%	1.19%	84%

$10.31	3.10%	$1,708	4.12%[10]	0.91%	0.70%	1.40%	84%

$9.77	(2.30)%	$1,103	5.34%[10]	1.23%	1.00%	0.26%	74%

$9.76	(2.40)%	$637	5.62%[10]	1.48%	1.25%	(0.02)%	74%

$9.77	(2.30)%	$1,166	5.29%[10]	1.13%	0.90%	0.31%	74%

$11.05	10.50%	$2,091	4.47%[10]	1.63%	0.95%	2.43%	80%

$11.04	10.40%	$928	4.77%[10]	1.88%	1.20%	1.96%	80%

$11.05	10.50%	$2,211	4.49%[10]	1.53%	0.85%	2.01%	80%

$11.12	11.20%	$1,927	4.09%[10]	1.15%	1.15%	1.24%	63%

$11.11	11.10%	$1,307	4.38%[10]	1.40%	1.40%	1.04%	63%

$11.12	11.20%	$2,780	4.20%[10]	1.05%	1.05%	1.44%	63%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
[7]	Amount is less than $.005 per share.
[8]	Commencement of operations.
[9]

For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class I	$0.06	0.98%
AQR Large Cap Multi-Style Fund—Class N	0.04	0.61
AQR Small Cap Multi-Style Fund—Class I	0.03	0.38
AQR Small Cap Multi-Style Fund—Class N	0.01	0.10
AQR International Multi-Style Fund—Class I	0.13	2.08
AQR International Multi-Style Fund—Class N	0.15	2.48
AQR Large Cap Momentum Style Fund—Class I	0.11	0.80
AQR Large Cap Momentum Style Fund—Class N	0.08	0.56
AQR Small Cap Momentum Style Fund—Class I	0.07	0.52
AQR Small Cap Momentum Style Fund—Class N	0.01	0.10
AQR International Momentum Style Fund—Class I	0.21	1.97
AQR International Momentum Style Fund—Class N	0.23	2.16
AQR TM Large Cap Momentum Style Fund—Class I	0.09	0.92
AQR TM Large Cap Momentum Style Fund—Class N	0.07	0.63
AQR TM Small Cap Momentum Style Fund—Class I	0.04	0.37
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.14

[10]	Certain expenses incurred by the Fund were not annualized for the period.
[11]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[12]	Commencement of offering of shares.
[13]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46

[14]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

[15]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class R6	0.14	2.11
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class R6	0.32	3.71

[16]

For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

[17]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Momentum Style Fund—Class I	$0.24	1.57%
AQR Large Cap Momentum Style Fund—Class N	0.01	1.07
AQR Small Cap Momentum Style Fund—Class I	0.15	1.01
AQR Small Cap Momentum Style Fund—Class N	0.02	2.93
AQR TM Large Cap Momentum Style Fund—Class I	0.17	1.76
AQR TM Large Cap Momentum Style Fund—Class N	0.01	2.28
AQR TM Small Cap Momentum Style Fund—Class I	0.12	1.26
AQR TM Small Cap Momentum Style Fund—Class N	0.02	3.54
AQR Large Cap Defensive Style Fund—Class I	0.11	2.58
AQR Large Cap Defensive Style Fund—Class N	0.05	1.38

[18]	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period.
[19]	Excludes impact of IRS closing agreement tax expense (Note 2).
[20]	Includes impact of IRS closing agreement reimbursement.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Financial Highlights	March 31, 2017

[21]

For the period ended March 31, 2017 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.71%
AQR Small Cap Multi-Style Fund—Class N	0.02	0.46
AQR Small Cap Multi-Style Fund—Class R6	0.05	0.81
AQR TM Small Cap Multi-Style Fund—Class I	0.03	0.76
AQR TM Small Cap Multi-Style Fund—Class N	0.01	0.40
AQR TM Small Cap Multi-Style Fund—Class R6	0.04	0.86

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2017, the Trust consists of thirty-seven active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund commenced operations on December 14, 2016.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek tax efficient capital appreciation while considering the potential impact of Federal Income Tax on shareholders return. Each Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

(depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31, 2017, the Funds had no examinations in progress.

Certain Funds have executed a closing agreement with the Internal Revenue Service (“IRS”) as a result of overstated foreign tax credits reported to shareholders in open tax years. The AQR International Multi-Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR International Defensive Style Fund and the AQR International Equity Fund, recorded a tax expense of $3,814, $70,598, $1,275, $1,149 and $238,460, respectively, of which, all amounts have been reimbursed by the Administrator. Amounts reimbursed by the Administrator were recorded in income on the Statements of Operations and resulted in no taxable impact to the Funds in the current year.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and net realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Large Cap Relaxed Constraint Equity Fund	$448
AQR Small Cap Relaxed Constraint Equity Fund	826
AQR International Relaxed Constraint Equity Fund	843

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability on the Funds’ Statements of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Funds’ Statements of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses) on swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gains (losses) on swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income, net on the Statement of Operations, represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

The following table presents the liabilities under the outstanding securities lending transactions as of March 31, 2017, on the basis of the nature, characteristics and risks associated with the investment of the cash collateral received in a money market fund, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

	COMMON STOCKS
FUND	(OVERNIGHT & CONTINUOUS)	(UP TO 30 DAYS)	TOTAL BORROWINGS
AQR Large Cap Multi-Style Fund	$13,589,300	$—	$13,589,300
AQR Small Cap Multi-Style Fund	32,592,880	—	32,592,880
AQR International Multi-Style Fund	1,339,069	—	1,339,069
AQR Emerging Multi-Style Fund	1,937,942	—	1,937,942
AQR TM Large Cap Multi-Style Fund	1,726,352	—	1,726,352
AQR TM Small Cap Multi-Style Fund	427,756	20,114	447,870
AQR TM Emerging Multi-Style Fund	2,067,937	—	2,067,937
AQR Large Cap Momentum Style Fund	8,612,104	—	8,612,104
AQR Small Cap Momentum Style Fund	15,540,883	—	15,540,883
AQR Emerging Momentum Style Fund	210,608	—	210,608
AQR TM Large Cap Momentum Style Fund	1,506,053	—	1,506,053
AQR TM Small Cap Momentum Style Fund	889,104	—	889,104
AQR TM International Momentum Style Fund	399,796	—	399,796
AQR Large Cap Defensive Style Fund	1,984,566	—	1,984,566
AQR International Defensive Style Fund	—	376,288	376,288
AQR Emerging Defensive Style Fund	217,590	—	217,590
AQR Global Equity Fund	212,527	—	212,527
AQR International Equity Fund	1,631,172	—	1,631,172

The securities lending transactions are governed by a Securities Lending Agency Agreement with Citibank NA, which is not considered to be master netting arrangements. As a result the liabilities associated with the securities lending transactions are not disclosed in Note 7 of the Notes to Financial Statements.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are also classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,583,384,254	$—	$—	$1,583,384,254
Securities Lending Collateral	—	13,589,300	—	13,589,300
Short-Term Investments	—	35,159,674	—	35,159,674

Total Assets	$1,583,384,254	$48,748,974	$—	$1,632,133,228

LIABILITIES
Futures Contracts*	$(87,492)	$—	$—	$(87,492)

Total Liabilities	$(87,492)	$—	$—	$(87,492)
AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$714,265,838	$752,179	$—	$715,018,017
Rights	—	—	59,312	59,312
Securities Lending Collateral	—	32,592,880	—	32,592,880
Short-Term Investments	—	22,799,919	—	22,799,919
Futures Contracts*	305,566	—	—	305,566

Total Assets	$714,571,404	$56,144,978	$59,312	$770,775,694
AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$33,893,592	$368,330,097	$—	$402,223,689
Securities Lending Collateral	—	1,339,069	—	1,339,069
Short-Term Investments	—	16,547,008	—	16,547,008
Futures Contracts*	236,833	—	—	236,833

Total Assets	$34,130,425	$386,216,174	$—	$420,346,599
AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$81,347,137	$192,746,300	$—	$274,093,437
Securities Lending Collateral	—	1,937,942	—	1,937,942
Short-Term Investments	—	10,001,229	—	10,001,229
Futures Contracts*	128,817	—	—	128,817

Total Assets	$81,475,954	$204,685,471	$—	$286,161,425
AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$179,614,342	$—	$—	$179,614,342
Exchange Traded Funds	4,152,560	—	—	4,152,560
Securities Lending Collateral	—	1,726,352	—	1,726,352
Short-Term Investments	—	2,463,478	—	2,463,478

Total Assets	$183,766,902	$4,189,830	$—	$187,956,732

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$24,601,940	$8,679	$—		$24,610,619
Exchange Traded Funds	789,548	—	—		789,548
Rights	—	—	1,193		1,193
Securities Lending Collateral	—	447,870	—		447,870
Short-Term Investments	—	662,723	—		662,723

Total Assets	$25,391,488	$1,119,272	$1,193		$26,511,953
AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$12,590,658	$137,046,932	$—		$149,637,590
Short-Term Investments	—	5,439,049	—		5,439,049
Futures Contracts*	83,438	—	—		83,438

Total Assets	$12,674,096	$142,485,981	$—		$155,160,077
AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$88,584,353	$211,978,521	$—		$300,562,874
Securities Lending Collateral	—	2,067,937	—		2,067,937
Short-Term Investments	—	7,360,893	—		7,360,893
Futures Contracts*	139,228	—	—		139,228

Total Assets	$88,723,581	$221,407,351	$—		$310,130,932
AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$906,811,834	$—	$—		$906,811,834
Securities Lending Collateral	—	8,612,104	—		8,612,104
Short-Term Investments	—	33,717,712	—		33,717,712

Total Assets	$906,811,834	$42,329,816	$—		$949,141,650

LIABILITIES
Futures Contracts*	$(65,126)	$—	$—		$(65,126)

Total Liabilities	$(65,126)	$—	$—		$(65,126)
AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$335,221,602	$—	$—	(a)	$335,221,602
Rights	—	—	2,782		2,782
Securities Lending Collateral	—	15,540,883	—		15,540,883
Short-Term Investments	—	10,792,457	—		10,792,457
Warrants	—	—	—	(a)	— (a)
Futures Contracts*	83,990	—	—		83,990

Total Assets	$335,305,592	$26,333,340	$2,782		$361,641,714
AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$49,454,198	$302,527,974	$39,777		$352,021,949
Short-Term Investments	—	11,496,839	—		11,496,839
Futures Contracts*	113,444	—	—		113,444

Total Assets	$49,567,642	$314,024,813	$39,777		$363,632,232

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,658,527	$8,530,286	$—	(a)	$11,188,813
Exchange Traded Funds†	169,298	—	—		169,298
Securities Lending Collateral	—	210,608	—		210,608

Total Assets	$2,827,825	$8,740,894	$—	(a)	$11,568,719
AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$150,917,597	$—	$—		$150,917,597
Securities Lending Collateral	—	1,506,053	—		1,506,053
Short-Term Investments	—	5,248,939	—		5,248,939

Total Assets	$150,917,597	$6,754,992	$—		$157,672,589

LIABILITIES
Futures Contracts*	$(10,165)	$—	$—		$(10,165)

Total Liabilities	$(10,165)	$—	$—		$(10,165)
AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$39,444,340	$—	$—		$39,444,340
Exchange Traded Funds	766,451	—	—		766,451
Securities Lending Collateral	—	889,104	—		889,104
Short-Term Investments	—	472,930	—		472,930

Total Assets	$40,210,791	$1,362,034	$—		$41,572,825
AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$11,041,174	$70,243,891	$1,386		$81,286,451
Securities Lending Collateral	—	399,796	—		399,796
Short-Term Investments	—	2,435,270	—		2,435,270
Futures Contracts*	27,009	—	—		27,009

Total Assets	$11,068,183	$73,078,957	$1,386		$84,148,526
AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$932,698,386	$—	$—		$932,698,386
Securities Lending Collateral	—	1,984,566	—		1,984,566
Short-Term Investments	—	47,211,497	—		47,211,497

Total Assets	$932,698,386	$49,196,063	$—		$981,894,449

LIABILITIES
Futures Contracts*	$(72,065)	$—	$—		$(72,065)

Total Liabilities	$(72,065)	$—	$—		$(72,065)
AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$17,953,309	$129,988,851	$—		$147,942,160
Securities Lending Collateral	—	376,288	—		376,288
Short-Term Investments	—	7,650,741	—		7,650,741
Futures Contracts*	74,150	—	—		74,150

Total Assets	$18,027,459	$138,015,880	$—		$156,043,339

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$11,930,708	$41,975,288	$—	$53,905,996
Securities Lending Collateral	—	217,590	—	217,590
Short-Term Investments	—	5,108,125	—	5,108,125
Futures Contracts*	103,741	—	—	103,741

Total Assets	$12,034,449	$47,301,003	$—	$59,335,452
AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$85,548,314	$50,174,135	$1,835	$135,724,284
Securities Lending Collateral	—	212,527	—	212,527
Short-Term Investments	—	15,136,384	—	15,136,384
Forward Foreign Currency Exchange Contracts*	—	527,362	—	527,362

Total Assets	$85,548,314	$66,050,408	$1,835	$151,600,557

LIABILITIES
Futures Contracts*	$(304,922)	$—	$—	$(304,922)
Forward Foreign Currency Exchange Contracts*	—	(576,948)	—	(576,948)
Total Return Swap Contracts*	—	(98,642)	—	(98,642)

Total Liabilities	$(304,922)	$(675,590)	$—	$(980,512)
AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$243,201	$376,149,855	$2,731	$376,395,787
Securities Lending Collateral	—	1,631,172	—	1,631,172
Short-Term Investments	—	37,991,780	—	37,991,780
Forward Foreign Currency Exchange Contracts*	—	2,412,674	—	2,412,674

Total Assets	$243,201	$418,185,481	$2,731	$418,431,413

LIABILITIES
Futures Contracts*	$(1,651,858)	$—	$—	$(1,651,858)
Forward Foreign Currency Exchange Contracts*	—	(1,433,598)	—	(1,433,598)
Total Return Swap Contracts*	—	(249,287)	—	(249,287)

Total Liabilities	$(1,651,858)	$(1,682,885)	$—	$(3,334,743)
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$5,019,085	$3,386	$—	$5,022,471
Exchange Traded Funds	247,998	—	—	247,998
Short-Term Investments	—	103,203	—	103,203

Total Assets	$5,267,083	$106,589	$—	$5,373,672

LIABILITIES
Common Stocks (Sold Short)	$(1,161,784)	$—	$—	$(1,161,784)

Total Liabilities	$(1,161,784)	$—	$—	$(1,161,784)

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$3,577,037	$4,254	$—	$3,581,291
Exchange Traded Funds	125,519	—	—	125,519
Rights	—	—	179	179
Short-Term Investments	—	44,534	—	44,534

Total Assets	$3,702,556	$48,788	$179	$3,751,523

LIABILITIES
Common Stocks (Sold Short)	$(837,817)	$(2,119)	$—	$(839,936)

Total Liabilities	$(837,817)	$(2,119)	$—	$(839,936)
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$6,636,461	$—	$6,636,461
Exchange Traded Funds†	86,770	—	—	86,770
Short-Term Investments	—	58,781	—	58,781

Total Assets	$86,770	$6,695,242	$—	$6,782,012

LIABILITIES
Common Stocks (Sold Short)†	$—	$(1,546,321)	$—	$(1,546,321)

Total Liabilities	$—	$(1,546,321)	$—	$(1,546,321)
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$1,334,937	$3,182,330	$—	$4,517,267
Exchange Traded Funds†	302,673	—	—	302,673
Short-Term Investments	—	1,117,272	—	1,117,272
Total Return Basket Swaps Contracts*	—	131,488	—	131,488

Total Assets	$1,637,610	$4,431,090	$—	$6,068,700

LIABILITIES
Total Return Basket Swaps Contracts*	$—	$(64,918)	$—	$(64,918)

Total Liabilities	$—	$(64,918)	$—	$(64,918)

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended March 31, 2017, the amount of securities that transferred from Level 1 into Level 2 for the AQR Small Cap Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Emerging Multi-Style Fund and AQR Emerging Defensive Style Fund was $752,179, $6,929,564, $7,962,631 and $896,618 respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no Level 3 securities held at period end, except where noted in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund and AQR Small Cap Relaxed Constraint Equity Fund.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At March 31, 2017, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,395,894,460	$246,252,215	$(10,013,447)	$236,238,768
AQR Small Cap Multi-Style Fund	626,560,799	156,944,760	(13,035,431)	143,909,329
AQR International Multi-Style Fund	382,426,037	45,818,746	(8,135,017)	37,683,729
AQR Emerging Multi-Style Fund	247,622,972	43,923,800	(5,514,164)	38,409,636
AQR TM Large Cap Multi-Style Fund	164,672,833	24,496,634	(1,212,735)	23,283,899
AQR TM Small Cap Multi-Style Fund	22,418,896	4,547,600	(454,543)	4,093,057
AQR TM International Multi-Style Fund	139,771,605	17,976,490	(2,671,456)	15,305,034
AQR TM Emerging Multi-Style Fund	260,971,564	53,802,823	(4,782,683)	49,020,140
AQR Large Cap Momentum Style Fund	797,324,801	161,404,982	(9,588,133)	151,816,849
AQR Small Cap Momentum Style Fund	295,554,709	74,193,532	(8,190,517)	66,003,015
AQR International Momentum Style Fund	327,771,543	39,639,649	(3,892,404)	35,747,245
AQR Emerging Momentum Style Fund	9,843,583	1,808,712	(83,576)	1,725,136
AQR TM Large Cap Momentum Style Fund	127,873,294	30,751,837	(952,542)	29,799,295
AQR TM Small Cap Momentum Style Fund	33,802,921	8,715,077	(945,173)	7,769,904
AQR TM International Momentum Style Fund	77,257,282	9,190,973	(2,326,738)	6,864,235
AQR Large Cap Defensive Style Fund	825,023,654	159,536,871	(2,666,076)	156,870,795
AQR International Defensive Style Fund	149,469,609	11,642,881	(5,143,301)	6,499,580
AQR Emerging Defensive Style Fund	57,244,934	5,339,029	(3,352,252)	1,986,777
AQR Global Equity Fund	128,462,601	24,537,671	(1,927,077)	22,610,594
AQR International Equity Fund	379,323,331	44,485,873	(7,790,465)	36,695,408
AQR Large Cap Relaxed Constraint Equity Fund	5,243,239	243,080	(112,647)	130,433
AQR Small Cap Relaxed Constraint Equity Fund	3,798,858	157,349	(204,684)	(47,335)
AQR International Relaxed Constraint Equity Fund	6,334,810	511,257	(64,055)	447,202
AQR Emerging Relaxed Constraint Equity Fund	5,565,876	413,885	(42,549)	371,336

As of September 30, 2016, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR Large Cap Multi-Style Fund	$12,795,817	$—
AQR International Multi-Style Fund	11,343,545	—
AQR Emerging Multi-Style Fund	9,431,056	568,190
AQR TM Small Cap Multi-Style Fund	3,041	—
AQR TM International Multi-Style Fund	608,605	17,816
AQR TM Emerging Multi-Style Fund	466,531	120,915
AQR Small Cap Momentum Style Fund	4,410,052	—
AQR International Momentum Style Fund	20,675,380	—
AQR Emerging Momentum Style Fund	1,276,383	73,494
AQR TM Large Cap Momentum Style Fund	1,462,628	—
AQR TM Small Cap Momentum Style Fund	252,974	—
AQR TM International Momentum Style Fund	7,342,005	117,285
AQR International Defensive Style Fund	—	218,107
AQR Emerging Defensive Style Fund	5,429,330	4,775,060

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

6. Investment Transactions

During the period ended March 31, 2017, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Large Cap Multi-Style Fund	$425,970,757	$416,388,732	$—	$—
AQR Small Cap Multi-Style Fund	187,942,367	272,619,004	—	—
AQR International Multi-Style Fund	90,651,447	73,467,434	—	—
AQR Emerging Multi-Style Fund	71,285,954	68,263,957	—	—
AQR TM Large Cap Multi-Style Fund	91,477,333	62,586,356	—	—
AQR TM Small Cap Multi-Style Fund	14,671,145	9,802,918	—	—
AQR TM International Multi-Style Fund	31,119,990	24,326,147	—	—
AQR TM Emerging Multi-Style Fund	78,305,018	73,531,595	—	—
AQR Large Cap Momentum Style Fund	480,117,248	534,065,998	—	—
AQR Small Cap Momentum Style Fund	146,894,035	157,243,892	—	—
AQR International Momentum Style Fund	172,572,642	152,678,829	—	—
AQR Emerging Momentum Style Fund	7,423,140	7,243,346	—	—
AQR TM Large Cap Momentum Style Fund	57,225,239	57,883,344	—	—
AQR TM Small Cap Momentum Style Fund	14,647,987	11,350,895	—	—
AQR TM International Momentum Style Fund	28,034,160	34,029,754	—	—
AQR Large Cap Defensive Style Fund	142,536,347	74,533,328	—	—
AQR International Defensive Style Fund	22,120,558	2,628,781	—	—
AQR Emerging Defensive Style Fund	11,950,773	5,928,615	—	—
AQR Global Equity Fund	50,393,958	53,780,328	—	—
AQR International Equity Fund	144,607,689	166,896,622	—	—
AQR Large Cap Relaxed Constraint Equity Fund	7,031,189	1,908,847	1,200,856	80,198
AQR Small Cap Relaxed Constraint Equity Fund	4,872,409	1,106,778	927,259	97,168
AQR International Relaxed Constraint Equity Fund	8,189,534	1,934,265	1,599,125	143,469
AQR Emerging Relaxed Constraint Equity Fund	6,405,818	1,973,709	—	—

7. Derivative Instruments and Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at March 31, 2017:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$87,492	$—	$—
AQR Small Cap Multi-Style Fund	305,566	—	—	—	—	—
AQR International Multi-Style Fund	236,833	—	—	—	—	—
AQR Emerging Multi-Style Fund	128,817	—	—	—	—	—
AQR TM International Multi-Style Fund	83,438	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	139,228	—	—	—	—	—
AQR Large Cap Momentum Style Fund	—	—	—	65,126	—	—
AQR Small Cap Momentum Style Fund	83,990	—	—	—	—	—
AQR International Momentum Style Fund	113,444	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	10,165	—	—
AQR TM International Momentum Style Fund	27,009	—	—	—	—	—
AQR Large Cap Defensive Style Fund	—	—	—	72,065	—	—
AQR International Defensive Style Fund	74,150	—	—	—	—	—
AQR Emerging Defensive Style Fund	103,741	—	—	—	—	—
AQR Global Equity Fund	542,870	—	—	847,792	98,642	—
AQR International Equity Fund	1,125,086	—	—	2,776,944	249,287	—
AQR Emerging Relaxed Constraint Equity Fund	—	131,488	—	—	64,918	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	527,362	—	—	576,948
AQR International Equity Fund	—	—	2,412,674	—	—	1,433,598

Netting:
AQR Global Equity Fund	(542,870)	—	(527,362)	(542,870)	—	(527,362)
AQR International Equity Fund	(1,125,086)	—	(1,433,598)	(1,125,086)	—	(1,433,598)
AQR Emerging Relaxed Constraint Equity Fund	—	(64,918)	—	—	(64,918)	—

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—	—	—	87,492	—	—
AQR Small Cap Multi-Style Fund	305,566	—	—	—	—	—
AQR International Multi-Style Fund	236,833	—	—	—	—	—
AQR Emerging Multi-Style Fund	128,817	—	—	—	—	—
AQR TM International Multi-Style Fund	83,438	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	139,228	—	—	—	—	—
AQR Large Cap Momentum Style Fund	—	—	—	65,126	—	—
AQR Small Cap Momentum Style Fund	83,990	—	—	—	—	—
AQR International Momentum Style Fund	113,444	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	10,165	—	—
AQR TM International Momentum Style Fund	27,009	—	—	—	—	—
AQR Large Cap Defensive Style Fund	—	—	—	72,065	—	—
AQR International Defensive Style Fund	74,150	—	—	—	—	—
AQR Emerging Defensive Style Fund	103,741	—	—	—	—	—
AQR Global Equity Fund	—	—	—	304,922	98,642	49,586
AQR International Equity Fund	—	—	979,076	1,651,858	249,287	—
AQR Emerging Relaxed Constraint Equity Fund	—	66,570	—	—	—	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2017:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$2,890,977	$—	$—	$(591,441)	$—	$—
AQR Small Cap Multi-Style Fund	1,783,312	—	—	(57,835)	—	—
AQR International Multi-Style Fund	452,924	—	—	159,243	—	—
AQR Emerging Multi-Style Fund	72,276	—	—	223,416	—	—
AQR TM International Multi-Style Fund	159,286	—	—	54,482	—	—
AQR TM Emerging Multi-Style Fund	138,163	—	—	190,934	—	—
AQR Large Cap Momentum Style Fund	1,606,939	—	—	(184,660)	—	—
AQR Small Cap Momentum Style Fund	578,574	—	—	(40,398)	—	—
AQR International Momentum Style Fund	573,437	—	—	83,278	—	—
AQR TM Large Cap Momentum Style Fund	323,012	—	—	(31,345)	—	—
AQR TM International Momentum Style Fund	80,065	—	—	4,063	—	—
AQR Large Cap Defensive Style Fund	2,548,007	—	—	(626,439)	—	—
AQR International Defensive Style Fund	32,672	—	—	60,752	—	—
AQR Emerging Defensive Style Fund	219,462	—	—	117,161	—	—
AQR Global Equity Fund	2,259,522	(142,269)	—	75,370	(98,951)	—
AQR International Equity Fund	9,553,354	(1,497,314)	—	(620,024)	(421,713)	—
AQR Emerging Relaxed Constraint Equity Fund	—	(23,004)	—	—	66,570	—

Foreign Exchange Rate Risk Exposure:
AQR Emerging Multi-Style Fund	—	—	(154)	—	—	—
AQR Emerging Defensive Style Fund	—	—	(1,244)	—	—	—
AQR Global Equity Fund	—	—	(1,245,654)	—	—	(336,956)
AQR International Equity Fund	—	—	(4,153,987)	—	—	461,557
AQR International Relaxed Constraint Equity Fund	—	—	3,875	—	—	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of March 31, 2017:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$215,070	$(215,070)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	312,292	(312,292)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		527,362	(527,362)	—	—	—	—

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$233,363	$(215,070)	$18,293	$—	$(18,293)	$—
GSIN	Total Return Swaps Contracts	98,642	—	98,642	—	—	98,642
JPMC	Forward Foreign Currency Exchange Contracts	343,585	(312,292)	31,293	—	(31,293)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		675,590	(527,362)	148,228	—	(49,586)	98,642

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,260,926.

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$980,141	$(541,530)	$438,611	$—	$(270,000)	$168,611
JPMC	Forward Foreign Currency Exchange Contracts	1,432,533	(892,068)	540,465	—	—	540,465
Total financial instruments subject to a master netting arrangement or similar arrangement		2,412,674	(1,433,598)	979,076	—	(270,000)	709,076

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$541,530	$(541,530)	$—	$—	$—	$—
GSIN	Total Return Swaps Contracts	249,287	—	249,287	—	(249,287)	—
JPMC	Forward Foreign Currency Exchange Contracts	892,068	(892,068)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,682,885	(1,433,598)	249,287	—	(249,287)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $10,520,908.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$131,488	$(64,918)	$66,570	$—	$—	$66,570
Total financial instruments subject to a master netting arrangement or similar arrangement		131,488	(64,918)	66,570	—	—	66,570

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$64,918	$(64,918)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		64,918	(64,918)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $640,267.

For the period ended March 31, 2017, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$35,222,350	$15,040,673	$12,257,353	$5,604,025	$3,779,470	$5,437,395
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	26,187,120	16,682,020	15,770,700	6,970,150	4,989,600	4,999,280
Ending Notional Balance—Short	—	—	—	—	—	—

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$20,662,483	$7,130,482	$7,506,150	$3,112,600	$1,270,323	$48,671,780
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	22,884,240	5,952,920	8,108,100	3,066,960	1,514,700	38,690,880
Ending Notional Balance—Short	—	—	—	—	—	—

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	$4,420,903	$3,875,438	$41,023,104	$118,596,602	$—
Average Notional Balance—Short	—	—	27,203,452	56,988,969	—
Ending Notional Balance—Long	7,751,699	4,951,210	53,517,294	133,464,568	—
Ending Notional Balance—Short	—	—	30,845,325	61,839,865	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	59,736,122	177,514,268	—
Average Settlement Value—Sold	—	—	43,822,858	135,383,775	—
Ending Value— Purchased	—	—	71,646,263	197,409,326	—
Ending Value—Sold	—	—	51,340,555	150,726,616	—
Total Return Swaps:
Average Notional Balance—Long	—	—	2,878,900	4,276,469	—
Average Notional Balance— Short	—	—	3,524,831	25,836,665	—
Ending Notional Balance— Long	—	—	3,919,419	4,545,734	—
Ending Notional Balance—Short	—	—	9,402,124	31,677,358	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	—	—	2,264,400
Average Notional of Underlying Positions—Short	—	—	—	—	1,297,864
Ending Notional Balance—Long	—	—	—	—	2,693,881
Ending Notional Balance—Short	—	—	—	—	1,564,206

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

Effective January 29, 2017, the Board of Trustees of the Trust approved (1) the termination of the Second Amended and Restated Investment Advisory Agreement (“Investment Advisory Agreement”) thereby removing the AQR Global Equity Fund and AQR International Equity Fund from the Investment Advisory Agreement; and (2) a Third Amended and Restated Investment Management Agreement, reflecting; (a) the addition of the AQR Global Equity Fund and AQR International Equity Fund, (b) for the AQR Global Equity Fund and AQR International Equity Fund, the bundling of advisory services and shareholder servicing into a single agreement with a single contractual management fee (combining services that had been provided separately under the Investment Advisory Agreement and Shareholder Services Agreement prior to January 29, 2017), and (c) a reduction or no change, depending on the share class, in the total fees payable to the Adviser for advisory and shareholder services by each of the AQR Global Equity Fund and AQR International Equity Fund. The footnotes to the following table provide additional information regarding how the total fees payable to the Adviser for advisory and shareholder services have changed for the AQR Global Equity Fund and AQR International Equity Fund as of January 29, 2017.

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Second Amended and Restated Investment Advisory Agreement, dated November 7, 2014, as amended, (“Investment Advisory Agreement”) and the Investment Management Agreement, dated November 7, 2014, as amended (“Investment Management Agreement”) each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Advisory Agreement collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

FUND	RATIO
AQR TM International Multi-Style Fund	0.45%
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR Emerging Momentum Style Fund	0.55
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45
AQR TM International Momentum Style Fund	0.40
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund[1]	0.60
AQR International Equity Fund[2]	0.70
AQR Large Cap Relaxed Constraint Equity Fund	0.60
AQR Small Cap Relaxed Constraint Equity Fund	0.80
AQR International Relaxed Constraint Equity Fund	0.75
AQR Emerging Relaxed Constraint Equity Fund	0.95

[1]

Effective January 29, 2017 (i) the AQR Global Equity Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual Management Fee and (ii) the Fund’s bundled Management Fee for Class I and Class N was reduced by 0.10%. Prior to January 29, 2017, the Fund’s Management Fee was 0.40% and the shareholder servicing fee for Class I and Class N Shares was 0.30% and for Class R6 Shares was 0.20%.

[2]

Effective January 29, 2017 (i) the AQR International Equity Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual Management Fee and (ii) the Fund’s bundled Management Fee was reduced by 0.05%. Prior to January 29, 2017, the Fund’s Management Fee was 0.45% and the shareholder servicing fee for Class I Shares, Class N Shares and Class R6 Shares was 0.30%. Prior to January 29, 2016, the Fund’s Management Fee was 0.45% and the shareholder servicing fee for Class R6 Shares was 0.20%.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2018 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.80	1.05	0.70
AQR International Equity Fund	0.90	1.15	0.80
AQR Large Cap Relaxed Constraint Equity Fund	0.80	1.05	0.70
AQR Small Cap Relaxed Constraint Equity Fund	1.00	1.25	0.90
AQR International Relaxed Constraint Equity Fund	0.95	1.20	0.85
AQR Emerging Relaxed Constraint Equity Fund	1.15	1.40	1.05

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

Prior to January 29, 2017, the Fee Waiver and Expense Reimbursement Agreement for the AQR Global Equity Fund and the AQR International Equity Fund was as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	0.90%	1.15%	0.70%
AQR International Equity Fund	0.95	1.20	0.85

For the period ended March 31, 2017 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY AND SHAREHOLDER SERVICES FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Large Cap Multi-Style Fund	$74,170	$—	$74,170
AQR Small Cap Multi-Style Fund	122,931	191	123,122
AQR International Multi-Style Fund	105,489	—	105,489
AQR Emerging Multi-Style Fund	177,196	—	177,196
AQR TM Large Cap Multi-Style Fund	68,943	—	68,943
AQR TM Small Cap Multi-Style Fund	55,021	13,636	68,657
AQR TM International Multi-Style Fund	91,771		91,771
AQR TM Emerging Multi-Style Fund	192,210	1,065	193,275
AQR Large Cap Momentum Style Fund	35,247	—	35,247
AQR Small Cap Momentum Style Fund	63,481	—	63,481
AQR International Momentum Style Fund	104,424	94	104,518
AQR Emerging Momentum Style Fund	29,083	74,877	103,960
AQR TM Large Cap Momentum Style Fund	61,844	225	62,069
AQR TM Small Cap Momentum Style Fund	65,318	1	65,319
AQR TM International Momentum Style Fund	88,015	1	88,016
AQR Large Cap Defensive Style Fund	68,110	—	68,110
AQR International Defensive Style Fund	95,754	523	96,277
AQR Emerging Defensive Style Fund	87,307	8,349	95,656
AQR Global Equity Fund	64,920	—	64,920
AQR International Equity Fund	29,034	—	29,034
AQR Large Cap Relaxed Constraint Equity Fund	6,220	41,987	48,207
AQR Small Cap Relaxed Constraint Equity Fund	6,200	41,299	47,499
AQR International Relaxed Constraint Equity Fund	9,360	42,465	51,825
AQR Emerging Relaxed Constraint Equity Fund	13,317	45,120	58,437

The Trust , in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and /or reimbursement, or (ii) the applicable limits in effect at the time of recapture the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended March 31, 2017, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at March 31, 2017 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2017	2018	2019	2020

AQR LARGE CAP MULTI-STYLE FUND
Class I	$19,430	$447,476	$128,928	$222,262	$76,856	$19,430
Class N	3,030	58,105	19,784	26,152	9,139	3,030
Class R6	51,710	319,285	2,087	166,718	98,770	51,710

Totals	$74,170	$824,866	$150,799	$415,132	$184,765	$74,170

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2017	2018	2019	2020

AQR SMALL CAP MULTI-STYLE FUND
Class I	$7,597	$229,648	$90,682	$100,459	$30,910	$7,597
Class N	1,712	71,808	38,319	23,999	7,778	1,712
Class R6	113,813	416,142	375	10,827	291,127	113,813

Totals	$123,122	$717,598	$129,376	$135,285	$329,815	$123,122

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$17,882	$265,840	$146,282	$54,356	$47,320	$17,882
Class N	2,278	36,823	23,372	5,425	5,748	2,278
Class R6	85,329	512,926	4,816	199,581	223,200	85,329

Totals	$105,489	$815,589	$174,470	$259,362	$276,268	$105,489

AQR EMERGING MULTI-STYLE FUND
Class I	$49,455	$371,586	$94,893	$109,345	$117,893	$49,455
Class N	4,916	59,611	21,322	21,247	12,126	4,916
Class R6	122,825	592,989	877	160,854	308,433	122,825

Totals	$177,196	$1,024,186	$117,092	$291,446	$438,452	$177,196

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$19,838	$65,301	$—	$11,715	$33,748	$19,838
Class N	962	4,576	—	1,613	2,001	962
Class R6	48,143	277,966	—	106,559	123,264	48,143

Totals	$68,943	$347,843	$—	$119,887	$159,013	$68,943

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$49,210	$170,951	$—	$20,360	$101,381	$49,210
Class N	12,884	36,807	—	4,999	18,924	12,884
Class R6	6,563	115,177	—	78,269	30,345	6,563

Totals	$68,657	$322,935	$—	$103,628	$150,650	$68,657

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$13,317	$54,714	$—	$8,706	$32,691	$13,317
Class N	1,064	4,375	—	1,708	1,603	1,064
Class R6	77,390	411,739	—	160,234	174,115	77,390

Totals	$91,771	$470,828	$—	$170,648	$208,409	$91,771

AQR TM EMERGING MULTI-STYLE FUND
Class I	$8,572	$56,037	$—	$26,558	$20,907	$8,572
Class N	1,535	20,525	—	15,945	3,045	1,535
Class R6	183,168	749,289	—	114,751	451,370	183,168

Totals	$193,275	$825,851	$—	$157,254	$475,322	$193,275

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$30,788	$1,128,811	$502,936	$466,807	$128,280	$30,788
Class N	2,164	129,633	63,464	54,401	9,604	2,164
Class R6	2,295	28,248	20	16,178	9,755	2,295

Totals	$35,247	$1,286,692	$566,420	$537,386	$147,639	$35,247

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2017	2018	2019	2020

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$61,461	$501,211	$66,206	$202,352	$171,192	$61,461
Class N	288	16,881	7,160	5,430	4,003	288
Class R6	1,732	37,488	17	26,198	9,541	1,732

Totals	$63,481	$555,580	$73,383	$233,980	$184,736	$63,481

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$84,593	$663,917	$162,935	$211,033	$205,356	$84,593
Class N	8,980	111,230	40,491	36,615	25,144	8,980
Class R6	10,945	52,876	19	16,591	25,321	10,945

Totals	$104,518	$828,023	$203,445	$264,239	$255,821	$104,518

AQR EMERGING MOMENTUM STYLE FUND
Class I	$83,433	$512,664	$102,927	$168,054	$158,250	$83,433
Class N	10,408	84,664	19,986	27,088	27,182	10,408
Class R6	10,119	24,397	1,172	2,192	10,914	10,119

Totals	$103,960	$621,725	$124,085	$197,334	$196,346	$103,960

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$28,871	$318,688	$101,535	$132,303	$55,980	$28,870
Class N	69	1,424	1,048	164	143	69
Class R6	33,130	155,301	53	52,726	69,392	33,130

Totals	$62,070	$475,413	$102,636	$185,193	$125,515	$62,069

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$64,728	$442,166	$109,145	$133,375	$134,918	$64,728
Class N	279	3,763	1,920	854	710	279
Class R6	312	2,006	234	730	730	312

Totals	$65,319	$447,935	$111,299	$134,959	$136,358	$65,319

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$35,256	$342,309	$123,731	$122,477	$60,845	$35,256
Class N	164	1,823	1,109	264	286	164
Class R6	52,596	233,629	75	63,477	117,481	52,596

Totals	$88,016	$577,761	$124,915	$186,218	$178,612	$88,016

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$41,277	$549,392	$251,857	$162,616	$93,642	$41,277
Class N	16,527	120,403	44,712	23,255	35,909	16,527
Class R6	10,306	33,852	11	117	23,418	10,306

Totals	$68,110	$703,647	$296,580	$185,988	$152,969	$68,110

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$68,260	$535,450	$142,854	$162,417	$161,919	$68,260
Class N	17,495	46,089	13,041	1,033	14,520	17,495
Class R6	10,522	28,590	51	485	17,532	10,522

Totals	$96,277	$610,129	$155,946	$163,935	$193,971	$96,277

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2017	2018	2019	2020

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$92,578	$728,299	$193,425	$250,006	$192,290	$92,578
Class N	2,728	21,779	16,965	1,479	607	2,728
Class R6	350	1,448	49	371	678	350

Totals	$95,656	$751,526	$210,439	$251,856	$193,575	$95,656

AQR GLOBAL EQUITY FUND
Class I	$14,759	$41,431	$4,476	$—	$22,196	$14,759
Class N	704	5,952	4,236	—	1,012	704
Class R6	49,457	134,889	15,779	3,417	66,236	49,457

Totals	$64,920	$182,272	$24,491	$3,417	$89,444	$64,920

AQR INTERNATIONAL EQUITY FUND
Class I	$25,385	$91,074	$—	$—	$65,689	$25,385
Class N	2,571	9,694	—	—	7,123	2,571
Class R6	1,078	1,078	—	—	—	1,078

Totals	$29,034	$101,846	$—	$—	$72,812	$29,034

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$12,699	$12,699	$—	$—	$—	$12,699
Class N	12,634	12,634	—	—	—	12,634
Class R6	22,874	22,874	—	—	—	22,874

Totals	$48,207	$48,207	$—	$—	$—	$48,207

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$15,440	$15,440	$—	$—	$—	$15,440
Class N	10,911	10,911	—	—	—	10,911
Class R6	21,148	21,148	—	—	—	21,148

Totals	$47,499	$47,499	$—	$—	$—	$47,499

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
Class I	$16,705	$16,705	$—	$—	$—	$16,705
Class N	8,841	8,841	—	—	—	8,841
Class R6	26,279	26,279	—	—	—	26,279

Totals	$51,825	$51,825	$—	$—	$—	$51,825

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Class I	$14,982	$14,982	$—	$—	$—	$14,982
Class N	9,964	9,964	—	—	—	9,964
Class R6	33,491	33,491	—	—	—	33,491

Totals	$58,437	$58,437	$—	$—	$—	$58,437

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent and Custodian.

State Street Bank and Trust Company, together with JPMorgan Chase Bank, N.A., serve as Custodian of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund and the AQR International Relaxed Constraint Equity Fund.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

Citibank NA serves as the Funds’ security lending agent.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Shareholder Servicing Agreements

Prior to January 29, 2017, pursuant to a Shareholder Services Agreement, between the Trust and the Adviser, the Adviser provided certain administrative and/or support services to the AQR Global Equity Fund and AQR International Equity Fund and their shareholders. These services include, among others, providing shareholders with analysis and explanations of Fund reports, information about shareholder positions in Fund shares, as well as assisting in the distribution of shareholder communications, such as prospectus materials, shareholder reports and annual reports. Under this agreement the Adviser receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	0.30%	0.30%	0.20%
AQR International Equity Fund	0.30	0.30	0.30

Fees incurred by the Funds under the Plan and/or the Shareholder Services Agreement for the period ended March 31, 2017, were as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	$31,142	$1,510	$70,537
AQR International Equity Fund	355,265	35,633	14,753

Effective January 29, 2017, the AQR Global Equity Fund and the AQR International Equity Fund contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee.

11. Capital Transactions

Investors may purchase shares of a Fund at its NAV, based on the next calculation of the NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them.

12. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

13. Line of Credit

Effective February 24, 2017 and terminating on February 26, 2018, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit available is in the amount of $300,000,000, prior to February 24, 2017 the line of credit available was $285,000,000 at substantially similar terms.

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

Average borrowings under the agreement during the period ended March 31, 2017 were as follows:

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE %	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Small Cap Multi-Style Fund . . . . . . . . . . . . .	$25,800,000	1.77%	2	$2,537
AQR TM International Momentum Style Fund . . . . .	6,500,000	1.74	3	945

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

14. Principal Ownership

As of March 31, 2017, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBEROF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	5	77.41%
AQR Small Cap Multi-Style Fund	3	87.00%
AQR International Multi-Style Fund	5	75.42%
AQR Emerging Multi-Style Fund	4	82.18%
AQR TM Large Cap Multi-Style Fund	6	90.57%
AQR TM Small Cap Multi-Style Fund*	5	88.84%
AQR TM International Multi-Style Fund	4	81.68%
AQR TM Emerging Multi-Style Fund	2	89.43%
AQR Large Cap Momentum Style Fund	5	87.54%
AQR Small Cap Momentum Style Fund	3	86.26%
AQR International Momentum Style Fund	4	90.15%
AQR Emerging Momentum Style Fund*	5	83.29%
AQR TM Large Cap Momentum Style Fund	3	95.52%
AQR TM Small Cap Momentum Style Fund	2	96.09%
AQR TM International Momentum Style Fund	3	96.15%
AQR Large Cap Defensive Style Fund	7	76.89%
AQR International Defensive Style Fund	4	87.62%
AQR Emerging Defensive Style Fund	3	96.50%
AQR Global Equity Fund	4	90.19%
AQR International Equity Fund	5	57.40%
AQR Large Cap Relaxed Constraint Equity Fund	8	80.83%
AQR Small Cap Relaxed Constraint Equity Fund	8	79.46%
AQR International Relaxed Constraint Equity Fund	8	88.99%
AQR Emerging Relaxed Constraint Equity Fund*	7	98.69%

*	The percentage held by the Adviser and/or affiliates is 8.03%, 41.32% and 64.70% respectively.

15. Redemption In-Kind

On April 1, 2016 the AQR International Equity Fund processed an in-kind redemption. The redemption represented 51.2% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $28,738,734 for Class R6 and $319,560,131 for Class Y, respectively. The net realized gain (loss) associated with the portion redeemed in-kind was $37,988,383.

On May 9, 2016 the AQR Global Equity Fund processed an in-kind redemption. The redemption represented 42.7% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $89,954,399. The net realized gain (loss) associated with the portion redeemed in-kind was $15,005,926.

16. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company

AQR Funds	Semi-Annual Report	March 2017

Notes to Financial Statements	March 31, 2017 (Unaudited)

financial statements. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with the modifications to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017 and other amendments and rules are effective during 2018. Adoption of these rules will have no effect on the Funds’ net assets or results of operations. Management is currently evaluating the impact on the Funds’ financial statements.

17. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Semi-Annual Report	March 2017

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 03/31/17” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/17

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,114.50	0.44%	$2.32
Hypothetical Return	$1,000.00	$1,022.74	0.44%	$2.22

Class N
Actual Return	$1,000.00	$1,113.20	0.70%	$3.69
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class R6
Actual Return	$1,000.00	$1,115.40	0.35%	$1.85
Hypothetical Return	$1,000.00	$1,023.19	0.35%	$1.77

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,118.80	0.65%	$3.43
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,116.80	0.90%	$4.75
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$1,118.60	0.55%	$2.91
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR Funds	Semi-Annual Report	March 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/17

AQR International Multi-Style Fund (2)

Class I
Actual Return	$1,000.00	$1,068.60	0.60%	$3.09
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$1,067.30	0.85%	$4.38
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$1,069.70	0.50%	$2.58
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,062.00	0.75%	$3.86
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class N
Actual Return	$1,000.00	$1,060.80	1.00%	$5.14
Hypothetical Return	$1,000.00	$1,019.95	1.00%	$5.04

Class R6
Actual Return	$1,000.00	$1,061.80	0.65%	$3.34
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,116.00	0.45%	$2.37
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

Class N
Actual Return	$1,000.00	$1,115.00	0.70%	$3.69
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class R6
Actual Return	$1,000.00	$1,115.50	0.35%	$1.85
Hypothetical Return	$1,000.00	$1,023.19	0.35%	$1.77

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,108.40	0.65%	$3.42
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,106.80	0.90%	$4.73
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$1,110.00	0.55%	$2.89
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR Funds	Semi-Annual Report	March 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/17

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,075.20	0.60%	$3.10
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$1,074.00	0.85%	$4.40
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$1,075.90	0.50%	$2.59
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,064.00	0.74%	$3.81
Hypothetical Return	$1,000.00	$1,021.24	0.74%	$3.73

Class N
Actual Return	$1,000.00	$1,060.90	1.00%	$5.14
Hypothetical Return	$1,000.00	$1,019.95	1.00%	$5.04

Class R6
Actual Return	$1,000.00	$1,063.50	0.65%	$3.34
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,066.40	0.40%	$2.06
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,064.60	0.65%	$3.35
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$1,067.10	0.30%	$1.55
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,095.90	0.60%	$3.14
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$1,094.80	0.84%	$4.39
Hypothetical Return	$1,000.00	$1,020.74	0.84%	$4.23

Class R6
Actual Return	$1,000.00	$1,096.60	0.50%	$2.61
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR Funds	Semi-Annual Report	March 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/17

AQR International Momentum Style Fund (2)

Class I
Actual Return	$1,000.00	$1,018.00	0.55%	$2.77
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$1,016.50	0.80%	$4.02
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$1,018.30	0.45%	$2.26
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Emerging Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,048.90	0.67%	$3.42
Hypothetical Return	$1,000.00	$1,021.59	0.67%	$3.38

Class N
Actual Return	$1,000.00	$1,047.60	0.90%	$4.59
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$1,049.40	0.60%	$3.07
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,066.50	0.40%	$2.06
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,065.50	0.61%	$3.14
Hypothetical Return	$1,000.00	$1,021.89	0.61%	$3.07

Class R6
Actual Return	$1,000.00	$1,067.10	0.30%	$1.55
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,110.50	0.60%	$3.16
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$1,108.60	0.81%	$4.26
Hypothetical Return	$1,000.00	$1,020.89	0.81%	$4.08

Class R6
Actual Return	$1,000.00	$1,110.10	0.50%	$2.63
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR Funds	Semi-Annual Report	March 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/17

AQR TM International Momentum Style Fund (2)

Class I
Actual Return	$1,000.00	$1,017.90	0.55%	$2.77
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$1,016.60	0.75%	$3.77
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class R6
Actual Return	$1,000.00	$1,018.30	0.45%	$2.26
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,103.40	0.40%	$2.10
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,101.40	0.65%	$3.41
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$1,103.60	0.30%	$1.57
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR International Defensive Style Fund (2)

Class I
Actual Return	$1,000.00	$1,012.30	0.55%	$2.76
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$1,010.30	0.80%	$4.01
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$1,012.20	0.45%	$2.26
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,003.80	0.70%	$3.50
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$1,003.60	0.89%	$4.45
Hypothetical Return	$1,000.00	$1,020.49	0.89%	$4.48

Class R6
Actual Return	$1,000.00	$1,004.60	0.60%	$3.00
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

AQR Funds	Semi-Annual Report	March 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/17

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,083.50	0.85%	$4.42
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class N
Actual Return	$1,000.00	$1,082.90	1.12%	$5.82
Hypothetical Return	$1,000.00	$1,019.35	1.12%	$5.64

Class R6
Actual Return	$1,000.00	$1,085.60	0.70%	$3.64
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

AQR International Equity Fund (2)

Class I
Actual Return	$1,000.00	$1,067.90	0.93%	$4.79
Hypothetical Return	$1,000.00	$1,020.24	0.93%	$4.68

Class N
Actual Return	$1,000.00	$1,066.80	1.17%	$6.03
Hypothetical Return	$1,000.00	$1,019.10	1.17%	$5.89

Class R6
Actual Return	$1,000.00	$1,069.00	0.83%	$4.28
Hypothetical Return	$1,000.00	$1,020.79	0.83%	$4.18

AQR Large Cap Relaxed Constraint Equity Fund (1)

Class I
Actual Return	$1,000.00	$1,031.00	1.01%	$3.01	(a)
Hypothetical Return	$1,000.00	$1,019.90	1.01%	$5.09

Class N
Actual Return	$1,000.00	$1,030.00	1.26%	$3.75	(a)
Hypothetical Return	$1,000.00	$1,018.65	1.26%	$6.34

Class R6
Actual Return	$1,000.00	$1,031.00	0.91%	$2.71	(a)
Hypothetical Return	$1,000.00	$1,020.39	0.91%	$4.58

AQR Small Cap Relaxed Constraint Equity Fund (1)

Class I
Actual Return	$1,000.00	$977.00	1.23%	$3.56	(a)
Hypothetical Return	$1,000.00	$1,018.80	1.23%	$6.19

Class N
Actual Return	$1,000.00	$976.00	1.48%	$4.29	(a)
Hypothetical Return	$1,000.00	$1,017.55	1.48%	$7.44

Class R6
Actual Return	$1,000.00	$977.00	1.13%	$3.27	(a)
Hypothetical Return	$1,000.00	$1,019.30	1.13%	$5.69

AQR Funds	Semi-Annual Report	March 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/17

AQR International Relaxed Constraint Equity Fund (1)

Class I
Actual Return	$1,000.00	$1,105.00	1.63%	$5.03	(a)
Hypothetical Return	$1,000.00	$1,016.80	1.63%	$8.20

Class N
Actual Return	$1,000.00	$1,104.00	1.88%	$5.80	(a)
Hypothetical Return	$1,000.00	$1,015.56	1.88%	$9.45

Class R6
Actual Return	$1,000.00	$1,105.00	1.53%	$4.72	(a)
Hypothetical Return	$1,000.00	$1,017.30	1.53%	$7.70

AQR Emerging Relaxed Constraint Equity Fund (1)

Class I
Actual Return	$1,000.00	$1,112.00	1.15%	$3.56	(a)
Hypothetical Return	$1,000.00	$1,019.20	1.15%	$5.79

Class N
Actual Return	$1,000.00	$1,111.00	1.40%	$4.33	(a)
Hypothetical Return	$1,000.00	$1,017.95	1.40%	$7.04

Class R6
Actual Return	$1,000.00	$1,112.00	1.05%	$3.25	(a)
Hypothetical Return	$1,000.00	$1,019.70	1.05%	$5.29

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).

(1)	Commencement of operations was December 14, 2016.
(2)	Excludes impact of IRS closing agreement tax expense (Note 2).
(a)	Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 107/365 (to reflect the period since commencement of operations).

AQR Funds	Semi-Annual Report	March 2017

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 10-11, 2016 to consider the continuation of the: (i) Second Amended and Restated Investment Management Agreement, as amended, for the AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund, and AQR Capital Management, LLC (“AQR”) (the “Investment Management Agreement”); and (ii) Second Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the AQR Global Equity Fund (“GEF”) and AQR International Equity Fund (“IEF”), and AQR (the “Investment Advisory Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” In connection with these considerations, the Board Members also considered the: (i) Third Amended and Restated Investment Management Agreement, amending and restating the Investment Management Agreement effective January 29, 2017, reflecting the addition of GEF and IEF and the bundling of their respective contractual advisory fees and shareholder services fees (the “Amendment”); and (ii) termination of the Investment Advisory Agreement, effective January 29, 2017. The Investment Management Agreement (including the Amendment) and the Investment Advisory Agreement are referred to collectively herein as the “Management Agreement,” as applicable and as the context suggests.

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on November 4, 2016 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 10-11, 2016, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ fees and expenses and performance relative to peers; (iv) a discussion of the financial information and profitability of AQR; (v) a discussion of the compliance program and regulatory exam history of AQR; and (vi) memoranda and materials provided by AQR, describing the proposed changes to the fee structures for GEF and IEF. AQR is referred to herein as the “Adviser”.

At the in-person meeting held on November 10-11, 2016, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period. The Board, including the Independent Board Members, also unanimously approved the Amendment. In approving the continuation of the Management Agreement, the Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Funds and the Adviser’s portfolio management; (c) the management fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had with officers of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, the officers of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides marketing services, provides risk management, provides compliance oversight, and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time. The Board also reviewed a wide range of services provided to GEF and IEF under a shareholder services agreement between the Trust, on behalf of GEF and IEF, and AQR, and which for GEF and IEF would prospectively be provided pursuant to the Investment Management Agreement. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings,

AQR Funds	Semi-Annual Report	March 2017

Board Approval of Investment Advisory Agreements

the Board concluded that the services provided to the Funds by AQR pursuant to the Management Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that AQR is an appropriate investment adviser for the Funds.

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees paid by the Funds to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

The Board further examined the proposed changes to the fee structures of GEF and IEF in the Amendment. The Board noted that the Amendment would: (i) bundle the advisory fee and shareholder services fee for GEF into one management fee that would (a) equal the sum of the advisory fee and the shareholder services fee of GEF’s Class R6 shares prior to the Amendment and (b) be 0.10% less than the sum of the advisory fee and shareholder services fee of GEF’s Class I and N shares prior to the Amendment; (ii) bundle the advisory fee and shareholder services fee for IEF into one management fee that would be 0.05% less than the sum of the advisory fee and the shareholder services fee of IEF prior to the Amendment; and (iii) move GEF and IEF from the Investment Advisory Agreement (an agreement that does not provide for shareholder services) to the Investment Management Agreement (an agreement that provides for shareholder services).

To assist in this analysis, the Board received a report independently prepared by Morningstar (the “Morningstar Report”). The Morningstar Report showed comparative fee information for each Fund’s respective Morningstar category, including expense comparisons of contractual investment management fees and actual net expenses. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises mutual funds.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, taxes, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting, the Board concluded that the management fees under the Management Agreement are reasonable.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that, under the Management Agreement, none of the Funds would have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment advisory and management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to the Funds. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2017

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 10-11, 2016 to consider the approval of the Investment Management Agreement II between the Trust, on behalf of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund (each, a “New Fund” and collectively, the “New Funds”), and AQR Capital Management, LLC (“AQR” or the “Adviser”) (the “Investment Management Agreement”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on November 4, 2016 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 10-11, 2016, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Management Agreement. These materials included: (1) memoranda and materials provided by AQR describing the personnel and services to be provided to the New Funds; (2) performance information for certain strategies and model portfolios, if available, relevant to the consideration of the Investment Management Agreement; (3) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the New Funds’ proposed fees and expenses; (4) a discussion of the financial information of AQR; and (5) a discussion of the compliance program and the regulatory exam history of AQR.

At the in-person meeting held on November 10-11, 2016, the Board, including the Independent Board Members, unanimously approved the Investment Management Agreement for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the New Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Adviser and the Adviser’s portfolio management; (c) the management fee and the cost of the services and profits to be realized by the Adviser from the relationship with the New Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the New Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the New Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the approval of the Investment Management Agreement, the Board did not view the Investment Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Investment Management Agreement.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management Agreement:

The Nature, Extent and Quality of the Services to be Provided by the Adviser. The Board Members reviewed the services that the Adviser would provide to the New Funds under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the New Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services to be provided to the New Funds, the Board Members took into account discussions they had with officers of the Adviser regarding the management of the New Funds’ investments in accordance with the New Funds’ stated investment objectives and policies and the types of transactions that would be entered into on behalf of the New Funds. During these discussions, the Board Members asked questions of, and received answers from, the officers of the Adviser regarding the formulation and proposed implementation of the New Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services to be provided to the New Funds, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of Fund accounting, marketing services, risk management, compliance oversight, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the New Funds. In particular, the Board Members reviewed the compliance, shareholder and administrative services to be provided to the New Funds by AQR under the Investment Management Agreement. The Board Members recognized the entrepreneurial risk that AQR would assume in connection with launching the New Funds and the enterprise risk involved in providing services to the New Funds over time.

Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the New Funds by AQR pursuant to the Investment Management Agreement were expected to be of a high quality and would benefit the New Funds.

Investment Performance and the Adviser’s Portfolio Management. Because the New Funds are newly formed, the Board did not consider the investment performance of the New Funds. The Board based its review of the Adviser’s performance primarily on the experience of the Adviser in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the New Funds. The Board also considered the experience, resources and strengths of the Adviser with respect to the investment strategies proposed for the New Funds. Based on these factors, the Board Members determined that AQR would be an appropriate investment adviser for the New Funds.

The Management Fee and the Cost of the Services and Profits to be Realized by the Adviser from the Relationship with the New Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Funds to the Adviser pursuant to the Investment Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the New Funds.

AQR Funds	Semi-Annual Report	March 2017

Board Approval of Investment Advisory Agreements

To assist in this analysis, the Board received a report independently prepared by Morningstar. The report showed comparative fee information for the New Funds’ respective Morningstar category, including expense comparisons of contractual investment management fees and actual net expenses.

The Board also received and reviewed information regarding the expected profitability of the Adviser with respect to New Fund-related activities. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, taxes, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the New Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting, the Board concluded that the proposed management fees under the Investment Management Agreement are reasonable.

Economies of Scale. Because the New Funds are newly formed and had not commenced operations as of November 10-11, 2016, and the eventual aggregate amount of the New Funds’ assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the New Funds grow and whether fee levels would reflect such economies of scale. The Adviser presented information to show that economies are being shared due to the management fees being set at a level that is competitive relative to comparable funds of an anticipated size. The Board recognized that economies would also be shared through the adoption of expense limitation agreements for the New Funds. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each New Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the New Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the New Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of an investment management agreement. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the proposed management fee rates under the Investment Management Agreement and projected total expense ratios are reasonable in relation to the services to be provided by the Adviser to the New Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of an anticipated size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the Investment Management Agreement. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2017

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
June 1, 2017

By: /s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
June 1, 2017